As filed with the Securities and Exchange	Registration No. 033-75980*
Commission on April 11, 2018	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 34

to

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-2824

(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie

Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2018 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group Deferred Fixed and Variable Annuity Contracts

*     Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 033-75984.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Voya Retirement Insurance and Annuity Company Variable Annuity Account C MAP II (HR-10) CONTRACT PROSPECTUS – MAY 1, 2018

The Contracts. The contracts described in this prospectus are group installment variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we”, “us,” “our”). They are intended to be used as funding vehicles for certain types of retirement plans that may qualify for beneficial tax treatment under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The contracts are no longer available for purchase by new retirement plans.

The Funds

•     Voya Balanced Portfolio (Class I)

• Voya Government Money Market Portfolio (Class I) • Voya Growth and Income Portfolio (Class I) • Voya Intermediate Bond Portfolio (Class I)

Why Reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account the contract holder, (generally, the plan sponsor or a trust), or you if permitted by the plan, instructs us to direct account dollars into any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (“funds”) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Options

• Guaranteed Accumulation Account	• Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account (“GAA”). Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay. The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “INVESTMENT OPTIONS” on page 11 and in each fund prospectus. Read this prospectus carefully in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2018 Statement of Additional Information (“SAI”) by indicating your request on your enrollment materials or calling the Company at 1-800-584-6001 or writing to us at the address referenced in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” You may also obtain an SAI for any of the funds, or a GAA prospectus, by calling that number. This contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the Securities Act of 1933. This number is 033-75980. The number assigned to the registration statement for the GAA is 333-210551. The SAI table of contents is listed on page 40 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission has approved or disapproved the contracts offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these contracts in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

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TABLE OF CONTENTS

CONTRACT OVERVIEW:	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	8
THE COMPANY	8
CONTRACT PURCHASE AND PARTICIPATION	9
CONTRACT OWNERSHIP AND RIGHTS	10
RIGHT TO CANCEL	11
INVESTMENT OPTIONS	11
FEES	15
YOUR ACCOUNT VALUE	19
TRANSFERS	20
WITHDRAWALS	23
SYSTEMATIC DISTRIBUTION OPTIONS	24
DEATH BENEFIT	25
INCOME PHASE	26
FEDERAL TAX CONSIDERATIONS	29
CONTRACT DISTRIBUTION	35
OTHER TOPICS	38
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	40
APPENDIX I – GUARANTEED ACCUMULATION ACCOUNT	41
APPENDIX II – THE FIXED ACCOUNT	43
APPENDIX III – FUND DESCRIPTIONS	44
APPENDIX IV – CONDENSED FINANCIAL INFORMATION	CFI-1

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CONTRACT OVERVIEW

Questions:  Contacting the Company.

To answer your questions, contact your local representative or write or call the Company:

Customer Service

Defined Contribution Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative requirements for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional information.

Who’s Who

You (the “participant”): The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”): Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, please review “CONTRACT OWNERSHIP AND RIGHTS” and “CONTRACT PURCHASE AND PARTICIPATION.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”). A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. This prospectus describes the following types of retirement plans: (1) a “401 plan,” which qualifies for tax treatment under Tax Code Section 401; (2) an HR 10 plan, which is a plan under Tax Code Section 401 for self-employed individuals; (3) a Simplified Employee Pension (SEP), which is a plan under Tax Code Section 408(k); and (4) a group individual retirement annuity contract or certificate (group IRA), which is a plan under Tax Code section 408(b). The Company does not issue new contracts to new 401 plans or HR 10 plans or new SEP or new group IRA contracts or accept new IRA participants under the contracts. To learn which type of plan you have, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401 retirement plan, an HR 10 Plan, a SEP or an IRA), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND PARTICIPATION.”

Contract Rights

Under 401, HR 10 and SEP plans, the contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan. For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right.

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Under group IRA contracts and IRA certificates, the contract holder has no right, title or interest in the amounts held under the contract. Each IRA participant owns all amounts held in his or her account, and may make any choices allowed under the contract for his or her account. The Company will maintain an individual account for each IRA participant.

For greater detail, see “CONTRACT OWNERSHIP AND RIGHTS.”

Contract Facts

Free Look/Right to Cancel. Contract holders, including contract holders under group IRA contracts, may cancel the contract within 10 days after they receive the contract or as otherwise allowed by state law. IRA participants may cancel their participation under the group IRA contract within 10 days of receiving their certificate of coverage. See “RIGHT TO CANCEL.”

Death Benefit. A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals. During the accumulation phase the contract holder or IRA participant may withdraw all or a part of the plan or individual account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS” and “FEDERAL TAX CONSIDERATIONS.”

Systematic Distribution Options. The contract holder on your behalf may elect for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees. Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

Step 1. The contract holder provides Voya Retirement Insurance and Annuity Company with a completed application. Under some contracts, the contract holder directs us to set up individual accounts for participants. Under other contracts, we maintain only one plan account under the contract.

Step 2. The contract holder, or you if permitted by your plan, directs us to invest account dollars in any of the following investment options:

•     Fixed Interest Options; or

•     Variable Investment Options. (The variable investment options are the subaccounts of the separate account. Each one invests in a specific mutual fund.)

Step 3. If applicable, the subaccount(s) selected purchases shares of its assigned fund.

Payments to Your Account
Step 1 ¯
Voya Retirement Insurance and Annuity Company
¯	Step 2	¯
Fixed Interest Options	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

Income Phase (receiving income phase payments from your contract)

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The contracts offer several income phase payment options. See “INCOME PHASE.” In general, you may:

•     Receive income phase payments over a lifetime or for a specified period;

•     Receive income phase payments monthly, quarterly, semi-annually or annually;

•     Select an income phase option that provides a death benefit to beneficiaries; and

•     Select fixed income phase payments or variable income phase payments that vary based upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% may also be deducted.*

Early Withdrawal Charge[1]

      (as a percentage of amount withdrawn)                               5%

Allocation and Transfer Fees                                                $10.00[2]

In This Section:

•     Maximum Transaction Expenses;

•     Maximum Periodic Fees and Charges;

•     Fund Fees and Expenses; and

•     Examples.

See “FEES” for:

•     Early Withdrawal Charge Schedules;

•     How, When and Why Fees are Deducted;

•     Fund Redemption Fees; and

•     Premium and Other Taxes.

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee                                    $30.003

Separate Account Annual Expenses

(as a percentage of average account value)

	HR 10 and SEP Contracts	Corporate 401 Contracts	Group IRA Contracts

Maximum Mortality and Expense Risk Charge	1.25%	1.25%[4]	1.25%[4]
Maximum Administrative Expense Charge	0.25%[5]	0.25%[5]	0.25%[5]

Maximum Total Separate Account Annual Expenses	1.50%	1.50%	1.50%

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*   State premium taxes may also apply, but are not reflected in the fee tables or examples. See “FEES ‒ Premium and Other Taxes.”

1   This is a deferred sales charge. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. No early withdrawal charge applies to amounts held in the Fixed Account or the subaccounts under group IRA contracts. See “FEES.”

2   We currently allow an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each calendar year. See “FEES — Allocation and Transfer Fee.”

3   This fee is deducted from each individual or plan account. It may be reduced or waived for certain plans. The maintenance fee does not apply to amounts held under group IRA contracts. See “FEES — Annual Maintenance Fee.”

4   This is the maximum mortality and expense risk charge permitted under the contract. The current mortality and expense risk charge is 1.19%.

5   This fee is deducted from each individual or plan account. It may be reduced or waived for certain plans. The maintenance fee does not apply to amounts held under group IRA contracts. See “FEES – Annual Maintenance Fee.”

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees and other expenses)	0.39%	0.74%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract these costs include contract holder transaction expenses, contract fees including an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.001%), separate account annual expenses for each type of contract, and fund fees and expenses applicable to that type of contract.

Fees and Expenses Examples: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
HR 10 and SEP Contracts	$750	$1,270	$1,704	$2,672	$237	$729	$1,248	$2,672

Corporate 401 Contracts	$750	$1,270	$1,704	$2,672	$237	$729	$1,248	$2,672

Group IRA Contracts	$227	$700	$1,200	$2,575	$227	$700	$1,200	$2,575

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*   Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within three years after payments start. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. Refer to Example A.

Fees and Expenses Examples: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
HR 10 and SEP Contracts	$717	$1,170	$1,535	$2,312	$202	$623	$1,071	$2,312

Corporate 401 Contracts	$717	$1,170	$1,535	$2,312	$202	$623	$1,071	$2,312

Group IRA Contracts	$192	$594	$1,021	$2,212	$192	$594	$1,021	$2,212

*      Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within three years after payments start. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. Refer to Example A.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV we provide condensed financial information about the separate account C subaccounts available under the contracts. The tables show the value of the subaccounts over the past ten years. For the subaccounts that were not available ten years ago, we give a history from the date we first received premium payments into the subaccounts through the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

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Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for plans sponsored by self-employed individuals eligible to establish an HR 10 plan for their employees, and for other corporate plans designed to qualify for treatment under Section 401 of the Tax Code.

The corporate 401 contracts covered by this prospectus were available only for conversions through the Company’s rewrite program. Those eligible for these contracts were contract holders of Individual Pension Trust contracts issued prior to May 1, 1975 who elected to stop payments to their existing contract and direct future payments to the new contracts. These contracts are no longer available for new sales.

This prospectus also describes SEP and group IRA contracts, which are no longer offered for sale.

Participating in the Contract. If the contract provides for the establishment of individual accounts for employees under the plan:

•     We provide you with enrollment materials for completion and return to us. You then complete an enrollment form and submit it to us; and

•     If your enrollment materials are complete and in good order, we establish one or more accounts for you.

Acceptance or Rejection of Applications or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the application or enrollment forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to this, the purchase payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment form, we will return the forms and any payments.

Types of Contracts. Generally, a single master group contract is issued to cover present and future participants. The following types of contracts are available:

•     Allocated, where individual accounts are established and individual purchase payments are directed to each corresponding account. Contracts issued for SEPs may be issued only as an allocated contract; and

•     Unallocated, where no individual accounts are established. All purchase payments go to a single plan account.

If state law does not permit a group contract, individual contracts will be issued for each participant.

Allocation of Purchase Payments. Under 401, HR 10 and SEP contracts, the contract holder or you, if the contract holder permits, directs us to allocate initial contributions among the investment options available under the plan. Under group IRA contracts each IRA participant may make any choices allowed under the contract for his or her account. Generally you will specify this information on your enrollment materials or it may be provided to us by the contract holder. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.voyaretirementplans.com. Allocations must be in whole percentages.

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The GAA is not available as an investment option under the group IRA contracts or IRA certificates.

Under 401, HR 10 and SEP plans, payments must be large enough to fulfill the terms of the plan. For HR 10 and SEP plans, payments must be at least $25 per participant and total payments for the plan must be at least $6,000 annually (or average $2,000 per participant if there are fewer than three participants in the plan). The following purchase payment methods are allowed under the group IRA contract:

•     Annual contributions and installment payments, subject to limits set forth in the Tax Code. The group IRA contracts and certificates do not account for pre-tax and post-tax contributions separately; and

•     Rollovers or transfers from one or more of the following sources:

>   A traditional IRA under Tax Code Section 408(b);

>   An individual retirement account under Tax Code Section 408(a) or 403(a);

>   A tax-deferred annuity or custodial account under Tax Code Section 403(b);

>   A qualified pension or profit sharing plan under Tax Code Section 401(a) or 401(k); or

>   A governmental plan that qualifies under Tax Code Section 457(b).

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL TAX CONSIDERATIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•     Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•     Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•     Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•     Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a financial professional, tax and/or legal adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract. The contract holder is usually your employer, unless the plan has a trustee, in which case the trustee is usually the contract holder.

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What Rights Do I Have under the Contract? Except for group IRA contracts, the contract holder, usually your employer holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

Under group IRA contracts and IRA certificates, the contract holder has no right, title or interest in the amounts held under the contract. Each IRA participant owns all amounts held in his or her account, and may make any choices allowed under the contract for his or her account.

RIGHT TO CANCEL

When and How to Cancel. The contract holder, including contract holders under group IRA contracts, may cancel the contract within 10 days of receiving it (or as otherwise allowed by state law) by returning it to the Company along with a written notice of cancellation. Group IRA participants may cancel their participation under the group IRA contract within 10 days of receiving their certificate of coverage.

Refunds to Contract Holders. We will produce a refund to the contract holder not later than seven calendar days after we receive the contract and the written notice of cancellation at the address listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the GAA. Group IRA participants will receive a refund of their purchase payments.

INVESTMENT OPTIONS

The contracts offer variable investment options and a fixed interest option. When we establish your account(s), (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

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Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide a brief description of each fund in Appendix III. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•     Mixed funding – bought for annuities and life insurance.

•     Shared funding – bought by more than one company.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

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Under the 401, 403 and SEP contracts described in this prospectus, the contract holder, not the plan participants, has all voting rights. Under group IRA contracts, the IRA participants have all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, the contract holder or IRA participant is entitled to direct will be determined as of the record date set by any fund that person invests in through the subaccounts. Additionally:

•     During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund; and

•     During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•     Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•     Combine two or more subaccounts;

•     Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•     Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>    A fund no longer suits the purposes of your contract;

>    There is a change in laws or regulations;

>    There is a change in the fund’s investment objectives or restrictions;

>    The fund is no longer available for investment; or

>    Another reason we deem a substitution is appropriate;

•     Stop selling the contract;

•     Limit or eliminate any voting rights for the Separate Account; or

•     Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

These changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

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Fixed Interest Options

For descriptions of the fixed interest options, see the appendices and the GAA prospectus. The GAA prospectus may be obtained free of charge from Customer Service at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•     Choose options appropriate for you. Your local representative can help evaluate which funds or fixed interest options may be appropriate for your individual circumstances and your financial goals;

•     Understanding the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•     Be informed. Read this prospectus, all of the information that is available to you regarding the funds — including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, fixed interest option appendices, and the GAA prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•     Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan.

ERISA Status. The Employee Retirement Income Security Act of 1974 (“ERISA”) imposes a “prudent man” rule regarding the selection and monitoring of investments for 401 plans. Those responsible for selecting and monitoring the investments (fiduciaries or plan trustees) can be held liable for plan investment losses if they fail to provide for prudent investment of plan assets. However, Section 404(c) of ERISA limits fiduciary liability in plans that allow participants to select their own investments, provided the available investments meet certain criteria. Subject to the employer’s compliance with applicable regulations, the subaccounts available under the contract can provide plan fiduciaries some protection under Section 404(c).

The four subaccounts available under the contract qualify as “core funds” under ERISA Section 404(c). The underlying funds are broadly diversified, have different risk/return characteristics, are supported by pre- and post-enrollment disclosure material, are valued and accessible daily, and are look-through investment vehicles. The Fixed and Guaranteed Accumulation Accounts are not Section 404(c) core funds, but are intended as additional investment options. Thus, the contract provides a well-rounded portfolio, the potential for 404(c) protection and eliminates the need for an external investment manager. However, the Company is not a designated fiduciary or investment manager for any pension plan. Our responsibility is to execute investment instructions received from the trustee and/or employees as required under state and federal law. The employer and plan fiduciaries have overall fiduciary responsibility for your plan, are responsible for taking affirmative actions and providing additional disclosure to participants (including notice of the employer’s intent to rely on 404(c) protection) in order to retain Section 404(c) protection, and should review applicable Department of Labor regulations (20 C.F.R. Section 2550.404c-1) with their own legal counsel.

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FEES

Types of Fees

You may incur the following types of fees or charges under the contract:

•     Transaction Fees

>   Early Withdrawal Charge

>   Allocation and Transfer Fee

>   Fund Redemption Fees

•     Periodic Fees and Charges

>   Annual Maintenance Fee

>   Mortality and Expense Risk Charge

>   Administrative Expense Charge

•     Fund Fees and Expenses

•     Premium and Other Taxes

Terms to Understand in the Schedules

Contract Year ‒ For HR 10 contracts issued before June 1, 1992 and for all corporate 401 and SEP contracts, the period of 12 months is measured from the contract’s effective date or from any anniversary of such effective date. For HR 10 contracts issued on and after June 1, 1992, or in some states at a later date following regulatory approval, the period of 12 months is measured from the date the first purchase payment is applied to the contract or from any anniversary of such date.

The charges we assess and the deductions we make under the contract are in consideration for: (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “FEE TABLE” section. Please review both this section and the “FEE TABLE” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawal of all or a portion of the individual or plan account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. No early withdrawal charge applies to amounts held in the Fixed Account or the subaccounts under the IRA certificates.

Amount: The charge is a percentage of the amount withdrawn from the contract as shown in the Early Withdrawal Charge Schedule below.

Purpose: This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk change, to make up any difference.

Early Withdrawal Charge Schedules

Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 More than 10	5% 4% 3% 2% 0%

Waiver. The early withdrawal charge is waived for portions of a withdrawal when the withdrawal is:

•     Used to provide income phase payments;

•     Paid due to your death before income phase payments begin;

•     Taken after the completion of 10 contract years;

•     Taken because of the election of a systematic distribution option, see “SYSTEMATIC DISTRIBUTION OPTIONS”;

•     Used as a rollover to purchase another of the Company’s pension or IRA contracts; or

•     Paid when the individual account value is below $2,500 and no other withdrawals have been made from that individual account within the past 12 months. We will add together all individual account values held on your behalf to determine eligibility for this exemption. This provision is not available where we do not maintain individual accounts or where all individual accounts are withdrawn under the contract.

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Allocation and Transfer Fee

Amount: We currently do not impose a fee for allocation changes or transfers among investment options. We reserve the right, however, to charge $10 for each allocation change or transfer in excess of 12 that occurs in a calendar year.

Purpose: This fee reimburses us for administrative expenses associated with transferring or reallocating your dollars among investment options.

Fund Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30 for each individual account in an allocated contract. For a plan account in an allocated contract, the maintenance fee is $30 for each participant for whom payments are made. For unallocated contracts, the maximum annual maintenance fee is $240. No maintenance fee applies to amounts held under group IRA certificates.

When/How. During the accumulation phase we deduct this fee from each individual or plan account. We deduct it on your account anniversary and, if permitted by state law, at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of the account.

Optional Payment Method. The contract holder may elect to pay the annual maintenance fee directly to the Company for all participants in the plan. In this case the maintenance fee will not be deducted from the account value.

Reduction/Waiver. For both HR 10 contracts and Corporate 401 contracts, the contract holder may become eligible for a maintenance fee reduction.

For HR 10 contracts issued on or after June 1, 1992 (or in some states at a later date following regulatory approval), if at installation the contract has 25 or more active participants and the contract holder meets and adheres to the terms of an agreement to remit automated payments and enrollments, the maintenance fee will be reduced by $10. For HR 10 contracts issued prior to June 1, 1992 and SEPs that met these conditions at installation, or for any contracts that meet these conditions subsequent to the installation, the maintenance fee will be reduced by $5.

For corporate 401 contracts, the maintenance fee will be reduced by $5 if the contract has 25 or more active participants and the contract holder meets and adheres to the terms of an agreement to remit automated payments.

For all contracts, the maintenance fee is waived when:

•     A participant has account values totaling less than $100;*

•     A participant enrolls within 90 days of the maintenance fee deduction; or

•     An individual account or plan account is terminated less than 90 days after the last deduction.

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*       We reserve the right to deduct the maintenance fee on account values of less than $100 if the participant in the qualified plan has terminated his or her service with the sponsoring employer.

Mortality and Expense Risk Charge

Amount. During the accumulation phase the amount of this charge, which is deducted from the account value invested in the subaccounts, varies depending upon the type of contract, as follows:

•     For HR 10 plans, SEP plans, and Group IRA contracts, the maximum charge is 1.25% annually;

•     For corporate 401 plans, the maximum charge is 1.19% annually.

The current mortality and expense charge for Group IRA and corporate 401 plan contracts is 1.19% annually. The current mortality and expense charge for HR 10 plan and SEP plan contracts is 1.25% annually.

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this from any fixed interest option. See “INCOME PHASE – Charges Deducted” for charges deducted during the income phase.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:

•     Mortality risks are those associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

•     Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25% on an annual basis from your account value invested in the subaccounts. This fee may be assessed during the accumulation phase and during the income phase.

When/How. Under HR 10 contracts issued after May 1, 1984, we apply a daily deduction of 0.25% on an annual basis of the account value invested in the subaccounts, during the accumulation phase only. We currently do not impose this fee under SEP plans, Corporate 401 contracts, or group IRA contracts; however, under some Corporate 401 and SEP contracts and group IRA contracts we reserve the right to impose this fee.

Purpose. The charge helps defray our costs of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “FEE TABLE – Fund Fees and Expenses” section, each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of fund’s shares. To learn more about fund fee and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

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Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•     A share of the management fee;

•     Service fees;

•     For certain share classes, 12b-1 fees; and

•     Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•     Communicating with customers about their fund holdings;

•     Maintaining customer financial records;

•     Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•     Recordkeeping for customers, including subaccounting services;

•     Answering customer inquiries about account status and purchase and redemption procedures;

•     Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•     Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•     Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

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Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to your account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•     Account dollars directed to the fixed interest options, including interest earnings to date; minus

•     Any deductions from the fixed interest options (e.g. withdrawals, fees); plus

•     The current dollar value of amounts held in the subaccounts, which takes into account investment performance, withdrawals and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•     The net assets of the fund held by the subaccount as of the current valuation; minus

•     The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•     Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•     The total value of the subaccount units at the preceding valuation; minus

•     A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See “FEES.”

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The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 of payments in Fund A and $2,000 of payments in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of Subaccount B.

Step 1: You contribute $5,000.

Step 2:

Contract Distribution. You direct us to invest $3,000 in Fund A. Your dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

Contract Distribution. You direct us to invest $2,000 in Fund B. Your dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

$5,000 contribution
Step 1 ¯
Voya Retirement Insurance and Annuity Company
Step 2 ¯
Variable Annuity Account C
	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or “NAV”).	¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE on that day (normally at 4:00 p.m. Eastern Time). The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed after the close of the NYSE on the next business day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase the contract holder, or you if permitted by the plan, may transfer among the investment options. Subject to the contract holder’s approval, requests may be made in writing, by telephone or, where applicable, electronically at www.voyaretirementplans.com. Transfers from fixed interest options may be restricted as outlined in the appendices. You may not make transfers once you enter the income phase. See “INCOME PHASE.”

Charges for Transfers. We currently do not charge for transfers or allocation changes. We do, however, reserve the right to charge a fee of $10.00 for each transfer and/or allocation change in excess of 12 made in any calendar year.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount values next determined after we receive your request in good order at the address listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

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Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•     Increased trading and transaction costs;

•     Forced and unplanned portfolio turnover;

•     Lost opportunity costs; and

•     Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•     We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•     Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•     Meets or exceeds our current definition of Excessive Trading, as defined below; or

•     Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•     More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•     Six round-trips involving the same fund within a rolling 12-month period.

The following transactions are excluded when determining whether trading activity is excessive:

•     Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•     Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•     Purchases and sales of fund shares in the amount of $5,000 or less;

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•     Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•     Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

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Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

WITHDRAWALS

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

•     Early Withdrawal Charge (see “FEES – Early Withdrawal Charge”)

•     Market Value Adjustment. (see APPENDIX I)

•     Maintenance Fee. (see “FEES – Annual Maintenance Fees”)

•     Fund Redemption Fees. (see “FEES – Fund Redemption Fees”)

•     Tax Penalty (see “FEDERAL TAX CONSIDERATIONS”)

•     Tax Withholding (see “FEDERAL TAX CONSIDERATIONS”)

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative, or call the Company at the number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Making a Withdrawal. The contract holder or IRA participant may withdraw all or a portion of the individual or plan account value at any time during the accumulation phase.

Steps for Making A Withdrawal. The contract holder or IRA participant must:

•     Select the Withdrawal Amount:

>   Full Withdrawal: The contract holder or IRA participant will receive, reduced by any required tax, the account value allocated to the subaccounts, the GAA (plus or minus any market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge, maintenance fee, or redemption fees; or

>   Partial Withdrawal (Percentage or Specified Dollar Amount): The contract holder or IRA participant will receive, reduced by any required tax, the amount specified, subject to the value available in the account. However, the amount actually withdrawn from the account will be adjusted by any applicable early withdrawal charge or redemption fees, and any positive or negative market value adjustment for amounts withdrawn from the GAA;

•     Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

•     Properly complete a disbursement form and submit it to the address listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

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Calculation of Your Withdrawal. We determine the account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•     As of the next valuation date after we receive a request for withdrawal in good order at the address listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company”; or

•     On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of the disbursement form in good order.

Reinstatement Privilege. The contracts allow one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, the contract holder or IRA participant may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of the request and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and for early withdrawal charges imposed at the time of withdrawal. Provided all options are available, we will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If an investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your plan sponsor. If your plan sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the GAA. See “APPENDIX I.” Consult with a tax adviser for advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account must meet any minimum dollar amount and you must meet any age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

•     Systematic Withdrawal Option (“SWO”). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account; and

•     Estate Conservation Option (“ECO”). ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Codes requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70½, and pays you that amount once a year.

Features of a Systematic Distribution Option

If permitted under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility is retained.

Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the address listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

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Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder or IRA participant may revoke it at any time by submitting a written request to the address listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Any revocation will apply only to the amount yet to be paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.

Tax Consequences. Taking a withdrawal under a systematic distribution option may have tax consequences. See “FEDERAL TAX CONSIDERATIONS.”

DEATH BENEFIT

The contract provides a death benefit in the event of your death. Under 401 plans, HR 10 plans and SEP contracts, the death benefit is payable to the contract holder (usually the plan trustee). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary). Under group IRA contracts, each participant must name a beneficiary who shall be entitled to receive any death benefit due under the contract.

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “INCOME PHASE.”

During the Accumulation Phase

Payment Process:

•     Following your death, the contract holder (on behalf of your plan beneficiary, if applicable) or the IRA participant must provide the Company with proof of death acceptable to us and a payment request in good order;

•     The payment request should include selection of a benefit payment option; and

•     Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company,” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

•     Lump-sum payment;

•     Payment in accordance with any of the available income phase payment options. See “INCOME PHASE – Income Phase Payment Options”; or

•     Payment under an available systematic distribution option (subject to certain limitations).

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW — Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option.

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The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•     Leaving your account value invested in the contract; or

•     Under some contracts, leaving your account value on deposit in the Company’s general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “INCOME PHASE – Income Phase Payment Options.”

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and selection of a payment option in good order. Interest on fixed interest options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the GAA, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in APPENDIX I and the GAA prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL TAX CONSIDERATIONS” for additional information.

INCOME PHASE

During the income phase you stop contributing dollars to the account and start receiving payments from the accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder or IRA participant must notify us in writing of the following:

•     Payment start date;

•     Payment option, see the income phase payment options table in this section;

•     Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•     Choice of fixed or variable payments; and

•     Selection of an assumed net investment rate (only if variable payments are elected).

We may have used the following terms in prior prospectuses:

•     Annuity Phase — Income Phase;

•     Annuity Option — Payment Option;

•     Annuity Payment — Income Phase Payment; and

•     Annuitization — Initiating Income Phase Payments.

The account will continue in the accumulation phase until the contract holder or IRA participant properly initiates income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow the withdrawal of a lump sum.

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What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age (“adjusted” age for some contracts), your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed income phase payment amounts do not vary over time.

Variable Income Phase Payments. Amounts funding variable income phase payments will be held in the subaccount(s) selected or a combination of subaccounts and the general account. The only subaccounts currently permitted during the income phase are the Voya Balanced Portfolio, Voya Intermediate Bond Portfolio, and Voya Growth and Income Portfolio. Transfers are not permitted once the income phase begins. For variable income phase payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected.

For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us. See “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Minimum Income Phase Payment Amounts. The income phase payment option selected must result in one or both of the following:

•     A first payment of at least $20; or

•     Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder or IRA participant must elect a lump-sum payment.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge and administrative charge, consisting of a daily deduction of up to 1.40% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the address listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

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Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL TAX CONSIDERATIONS.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional payment options under the contract from time to time.

Terms used in the tables:

•     Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and

•     Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options

Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit-None: All payments end upon the annuitant’s death.

Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of 5 to 20 years or otherwise as specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•    This option allows a choice of 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or

•    100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end after the deaths of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

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Nonlifetime Income Phase Payment Options

Nonlifetime- Guaranteed Payments*

Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years. In certain cases a lump sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

*       Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95 according to the appropriate annuity rate tables.

Lump-Sum Payment: If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, the contract holder may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period we will assess any applicable early withdrawal charge.

See “FEES – Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•     Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

•     Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•     This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

In this Section:

•     Introduction;

•     Taxation of Qualified Contracts;

•     Possible Changes in Taxation; and

•     Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

•     We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•     No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

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Qualified Contracts. The contract described in this prospectus may be purchased on a tax-qualified basis (“qualified contracts”). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a) or 408 of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•     401(a) Plans. Section 401(a) of the Tax Code permits certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees; and

•     Individual Retirement Annuities (“IRA”). Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) plans to provide IRA contributions on behalf of employees. Sales of the contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRA qualification requirements.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Early distributions from SIMPLE IRAs made within 2 years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract and terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular fact and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•     Contributions in excess of specified limits;

•     Distributions before age 59½ (subject to certain exceptions);

•     Distributions that do not conform to specified commencement and minimum distribution rules; and

•     Other specified circumstances.

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Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans or programs, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a) Plans. The total annual contributions by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $55,000 (as indexed for 2018). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will generally be excluded from your gross income.

Traditional IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year and you are not age 70½ by the end of the year. For 2018, the contribution to your traditional IRA cannot exceed the lesser of $5,500 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,000. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

PRO.75980-18	31

Distributions – General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, and death benefit proceeds. The taxable portion of all distributions will be reported to the IRS.

401(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•     The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•     You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•     The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that a distribution of a pre-tax account is reported as a taxable distribution, even if you roll over the distribution within 60 days.

A distribution is an eligible rollover distribution unless it is:

•     Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives  (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of 10 years or more;

•     A required minimum distribution under Tax Code Section 401(a)(9);

•     A hardship withdrawal; or

•     Otherwise not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•     The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•     You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a) plan or IRA..

Exceptions to the 10% additional tax may apply if:

•     You have attained age 59½;

•     You have become disabled, as defined in the Tax Code;

•     You have died and the distribution is to your beneficiary;

•     The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•     The distribution is paid directly to the government in accordance with an IRS levy;

•     The distribution is a qualified reservist distribution as defined under the Tax Code;

•     The distribution is eligible for penalty relief extended to victims of certain natural disasters; or

•     You have unreimbursed medical expenses that are more than 7.5% of your adjusted gross income.

Additional exceptions may apply to distributions from a traditional IRA if:

•     The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the join lives (or joint life expectancies) of you and your designated beneficiary;

•     The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);

•     The distributions are not more than your qualified higher education expenses; or

•     You use the distribution to buy, build or rebuild a first home.

Additional exceptions may apply to distributions from a qualified plan if:

•     You have separated from service with the plan sponsor at or after age 55;

•     You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

PRO.75980-18	32

•     You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives or (joint life expectancies) of you and your designated beneficiary; or

•     The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distributions — Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may generally only occur upon:

•     Retirement;

•     Death;

•     Disability;

•     Severance from employment;

•     Attainment of normal retirement age;

•     Attainment of age 62; or

•     Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Lifetime Required Minimum Distributions (401(a) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•     The start date for distributions;

•     The time period in which all amounts in your contract(s) must be distributed; and

•     Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•     Under 401(a) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•     Over your life or the joint lives of you and your designated beneficiary; or

•     Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Further information regarding required minimum distributions may be found in your contract or certificate.

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Required Distributions upon Death (401(a) Plans and IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Very generally, for benefits not being paid as an annuity, this means calculating the minimum distribution using the longer of the beneficiary’s remaining life expectancy determined in the year following the year of the owner’s death reduced by one for each subsequent year or owner’s remaining life expectancy at death, reduced by one for each subsequent year. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance generally must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2018, your entire balance must be distributed to the designated beneficiary by December 31, 2023. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•     Over the life of the designated beneficiary; or

•     Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If your death occurs before the date you begin receiving required minimum distributions under the contract and the designated beneficiary is your spouse, distributions must generally begin on or before the later of the following:

•     December 31 of the calendar year following the calendar year of your death; or

•     December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If your death occurs before the date you begin receiving required minimum distributions under the contract and there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

PRO.75980-18	34

Assignment and Other Transfers

401(a) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:

•     A plan participant as a means to provide benefit payments;

•     An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•     The Company as collateral for a loan; or

•     The enforcement of a federal income tax lien or levy.

IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation (“SIPC”). Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

PRO.75980-18	35

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these other broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 1% to 3%. After the first year of the participant account, renewal commissions up to 3% may be paid on recurring payments. In addition, the Company may pay an asset-based commission ranging up to 0.10%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 3% of total premium payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. Those other promotional incentives or payments may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated by the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

PRO.75980-18	36

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•     Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•     Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•     Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•     Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•     Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2017, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•     Voya Financial Advisors, Inc.;

•     Lincoln Investment Planning, Inc.;

•     LPL Financial Corporation;

•     Morgan Stanley Smith Barney LLC;

•     Regulus Advisors, LLC;

•     Kestra Investment Services, LLC;

•     Cetera Investment Services LLC;

•     Woodbury Financial Services, Inc.;

•     American Portfolios Financial Services, Inc.;

•     PlanMember Securities Corporation;

•     Lockton Financial Advisors, LLC;

•     Securities America, Inc.;

•     NYLIFE Securities LLC;

•     MSI Financial Services, Inc.;

•     GWN Securities Inc.;

•     Lincoln Financial Advisors Corporation;

•     First Allied Securities, Inc.;

•     Founders Financial Securities, LLC;

•     Royal Alliance Associates, Inc.;

•     Northwestern Mutual Investment Services, Inc.;

•     Ameriprise Financial Services, Inc.;

•     Cadaret, Grant & Co., Inc.;

•     IMA Wealth, Inc.;

•     Huckin Financial Group, Inc.; and

•     Ameritas Investment Corp.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts and/or services over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:

•     The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•     The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•     At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

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OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund wen the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to our Service Center in writing at the addresses provided in “Contract Overview ‒ Questions:  Contacting the Company” or by calling 1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks”, “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

PRO.75980-18	38

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•     Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•     Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days, under any of the following circumstances:

•     On any business day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;

•     When an emergency exists as determined by the SEC; or

•     During any other periods the SEC may, by order, permit for the protection of investors.

PRO.75980-18	39

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in “Contract Overview – Questions:  Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

Page
GENERAL INFORMATION AND HISTORY	2
VARIABLE ANNUITY ACCOUNT C	2
OFFERING AND PURCHASE OF CONTRACTS	2
INCOME PHASE PAYMENTS	3
PERFORMANCE REPORTING	4
SALES MATERIAL AND ADVERTISING	4
EXPERTS	5
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT	1
CONSOLIDATED FINANCIAL STATEMENTS OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY	C-1

You may request an SAI by calling the Company at the number listed in “Contract Overview Questions:  ‒ Contacting the Company.”

PRO.75980-18	40

APPENDIX I

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the GAA will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The Guaranteed Accumulation Account may not be available in all contracts or states, and if permitted under the contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in the GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

•     The interest rate will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA; and

•     The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

•     Market Value Adjustment (MVA) - as described in this appendix and in the GAA prospectus;

•     Tax Penalties and/or Tax withholding, see “FEDERAL TAX CONSIDERATIONS”; or

•     Early Withdrawal Charge, see “FEES;” or

•     Maintenance Fee, see “FEES.”

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:

•     If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA; and

•     If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

PRO.75980-18	41

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•     Short-term - three years or less; or

•     Long-term - 10 years or less, but more than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

•     Transfer dollars to a new guaranteed term, if available;

•     Transfer dollars to other available investment options; or

•     Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA dollars to any of the subaccounts available during the income phase.

Reinvesting Amounts Withdrawn from GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-210551.

PRO.75980-18	42

APPENDIX II FIXED ACCOUNT

The Fixed Account is an investment option that may be available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. The interest rate to be credited to the amounts allocated to the Fixed Account may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflect a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when the Fixed Account withdrawal, when added to the total of all Fixed Account withdrawals from the contract within the past 12 calendar months, exceeds $250,000 for HR 10 contracts, or $500,000 for corporate 401 contracts, SEP contracts and HR 10 contracts issued prior to August, 1988.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If the contract holder makes a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES – Early Withdrawal Charge.”

Transfers. During the accumulation phase, the contract holder or you, if permitted, may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying us at the address listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company” at least 30 days before income phase payments begin, the contract holder or you, if permitted, may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

PRO.75980-18

APPENDIX III FUND DESCRIPTIONS

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectus for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview — Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.

Voya Government Money Market Portfolio*

Investment Adviser:  Voya Investments, LLC

Subadviser:  Voya Investment Management Co. LLC

*  There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRO.75980-18

APPENDIX IV
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2018, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2018, the “Value at beginning of period” shown is the value at first date of investment. Fund name changes after December 31, 2018, are not reflected in the following information.

TABLE I
CORPORATE 401 CONTRACTS AND GROUP IRA CONTRACTS
(Selected data for accumulation units outstanding throughout each period)

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$50.92	$47.79	$49.28	$46.95	$40.71	$36.25	$37.18	$32.97	$27.98	$39.38
Value at end of period	$57.73	$50.92	$47.79	$49.28	$46.95	$40.71	$36.25	$37.18	$32.97	$27.98
Number of accumulation units outstanding at end of period	5,511	7,579	7,991	8,334	8,569	11,116	15,942	17,274	18,482	18,796
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$49.75	$50.25	$50.85	$51.45	$52.06	$52.66	$53.28	$53.79	$54.26	$53.48
Value at end of period	$49.46	$49.75	$50.25	$50.85	$51.45	$52.06	$52.66	$53.28	$53.79	$54.26
Number of accumulation units outstanding at end of period	1,114	1,150	1,185	1,218	1,250	1,729	1,974	2,074	3,817	3,905
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$506.70	$467.11	$479.54	$438.31	$339.47	$296.73	$301.09	$266.95	$207.42	$336.55
Value at end of period	$602.57	$506.70	$467.11	$479.54	$438.31	$339.47	$296.73	$301.09	$266.95	$207.42
Number of accumulation units outstanding at end of period	9,969	11,430	13,877	15,236	17,494	19,244	21,655	24,289	26,992	28,224
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$107.51	$104.28	$104.90	$99.51	$100.82	$93.27	$87.77	$80.86	$73.34	$81.10
Value at end of period	$111.59	$107.51	$104.28	$104.90	$99.51	$100.82	$93.27	$87.77	$80.86	$73.34
Number of accumulation units outstanding at end of period	226	406	461	540	553	567	581	661	5,475	5,484

TABLE II
CORPORATE 401 CONTRACTS FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$53.47	$50.06	$51.49	$48.94	$42.33	$37.60	$38.46	$34.02	$28.80	$40.44
Value at end of period	$60.78	$53.47	$50.06	$51.49	$48.94	$42.33	$37.60	$38.46	$34.02	$28.80
Number of accumulation units outstanding at end of period	4,811	4,364	3,646	3,550	3,435	3,285	3,128	2,994	952	9,976
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$532.11	$489.31	$501.08	$456.85	$352.95	$307.74	$311.48	$275.47	$213.51	$345.57
Value at end of period	$634.36	$532.11	$489.31	$501.08	$456.85	$352.95	$307.74	$311.48	$275.47	$213.51
Number of accumulation units outstanding at end of period	2,956	2,799	3,454	3,028	3,163	4,992	4,614	4,875	6,001	7,632

CFI 1

Condensed Financial Information (continued)

TABLE III
HR 10 CONTRACTS AND SEP CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$50.09	$47.04	$48.53	$46.26	$40.14	$35.77	$36.70	$32.56	$27.65	$38.95
Value at end of period	$56.75	$50.09	$47.04	$48.53	$46.26	$40.14	$35.77	$36.70	$32.56	$27.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$48.49	$49.01	$49.62	$50.24	$50.86	$51.48	$52.12	$52.65	$53.14	$52.41
Value at end of period	$48.18	$48.49	$49.01	$49.62	$50.24	$50.86	$51.48	$52.12	$52.65	$53.14
Number of accumulation units outstanding at end of period	2	2	2	2	2	2	2	2	2	2
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$381.36	$351.78	$361.36	$330.49	$256.12	$224.01	$227.43	$201.76	$156.87	$254.68
Value at end of period	$453.25	$381.36	$351.78	$361.36	$330.49	$256.12	$224.01	$227.43	$201.76	$156.87
Number of accumulation units outstanding at end of period	105	105	105	689	689	689	846	847	974	1,120
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$105.05	$101.96	$102.63	$97.42	$98.76	$91.42	$86.08	$79.35	$72.02	$79.68
Value at end of period	$108.98	$105.05	$101.96	$102.63	$97.42	$98.76	$91.42	$86.08	$79.35	$72.02
Number of accumulation units outstanding at end of period	270	270	270	270	271	271	272	272	307	308

TABLE IV
HR 10 CONTRACTS AND SEP CONTRACTS FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$52.60	$49.27	$50.71	$48.22	$41.73	$37.09	$37.97	$33.60	$28.47	$39.99
Value at end of period	$59.74	$52.60	$49.27	$50.71	$48.22	$41.73	$37.09	$37.97	$33.60	$28.47
Number of accumulation units outstanding at end of period	10,112	10,228	10,575	11,119	12,009	12,242	14,581	18,126	19,758	19,915
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$400.49	$368.49	$377.58	$344.47	$266.29	$232.32	$235.28	$208.21	$161.47	$261.50
Value at end of period	$477.16	$400.49	$368.49	$377.58	$344.47	$266.29	$232.32	$235.28	$208.21	$161.47
Number of accumulation units outstanding at end of period	11,624	12,321	12,860	16,724	18,621	20,708	22,159	24,682	27,980	32,874

CFI 2

Condensed Financial Information (continued)

TABLE V
HR 10 CONTRACTS AND SEP CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(Selected data for accumulation units outstanding throughout each period)

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$48.11	$45.30	$46.85	$44.78	$38.94	$34.79	$35.79	$31.83	$27.10	$38.26
Value at end of period	$54.38	$48.11	$45.30	$46.85	$44.78	$38.94	$34.79	$35.79	$31.83	$27.10
Number of accumulation units outstanding at end of period	18,418	19,986	18,685	31,003	30,422	29,926	31,661	37,240	28,285	40,737
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$46.58	$47.20	$47.90	$48.62	$49.35	$50.08	$50.82	$51.47	$52.08	$51.49
Value at end of period	$46.17	$46.58	$47.20	$47.90	$48.62	$49.35	$50.08	$50.82	$51.47	$52.08
Number of accumulation units outstanding at end of period	2,068	2,128	2,898	5,603	5,541	39,692	39,422	40,834	40,695	40,069
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$366.34	$338.76	$348.86	$319.86	$248.50	$217.89	$221.78	$197.24	$153.73	$250.21
Value at end of period	$434.31	$366.34	$338.76	$348.86	$319.86	$248.50	$217.89	$221.78	$197.24	$153.73
Number of accumulation units outstanding at end of period	10,796	11,315	11,374	13,586	15,446	14,165	14,601	19,541	19,903	21,240
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$100.92	$98.19	$99.08	$94.29	$95.83	$88.93	$83.94	$77.57	$70.58	$78.28
Value at end of period	$104.43	$100.92	$98.19	$99.08	$94.29	$95.83	$88.93	$83.94	$77.57	$70.58
Number of accumulation units outstanding at end of period	5,107	5,021	5,398	9,279	9,273	10,100	10,725	17,826	19,765	18,281

CFI 3

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C MAP II group installment variable annuity prospectus for HR 10 contract plans dated May 1, 2018.

____ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.75980-18) dated May 1, 2018.

____ Please send the most recent annual and/or quarterly report of Voya Retirement Insurance and Annuity Company.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.75980-18

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information
dated May 1, 2018

MAP II (HR 10)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2018. The contracts offered in connection with the prospectus are group deferred variable annuity contracts funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Voya Retirement Insurance and Annuity Company

Customer Service

Defined Contribution Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

GENERAL INFORMATION AND HISTORY	2
VARIABLE ANNUITY ACCOUNT C	2
OFFERING AND PURCHASE OF CONTRACTS	2
INCOME PHASE PAYMENTS	3
PERFORMANCE REPORTING	4
SALES MATERIAL AND ADVERTISING	4
EXPERTS	5
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT	1
CONSOLIDATED FINANCIAL STATEMENTS OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. See “Fees” in the prospectus.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2017, 2016 and 2015 amounted to $53,079,777.93, $51,308,844.30 and $51,416,775.23, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.4059289 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces an income phase payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•     Standardized average annual total returns, and

•     Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2017, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2017
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2017

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account) comprised of the subaccounts described in the appendix to this opinion (collectively referred to as the “subaccounts”), as of December 31, 2017, the related statements of operations and the statements of changes in net assets for the periods indicated in the appendix to this opinion for each respective subaccount, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company at December 31, 2017, the results of its operations and the changes in their net assets for each of the periods indicated in the appendix to this opinion, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 4, 2018

Appendix
The statement of operations and statement of changes in net assets are reported for the following periods:

Subaccount	Statement of Operations	Statement of Changes in Net Assets
AB Relative Value Fund - Class A	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Growth and Income Portfolio - Class A
Aberdeen International Equity Fund - Institutional Class
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
American Century Investments® Income & Growth Fund - A Class
American Century Investments® Inflation-Adjusted Bond
American Mutual Fund® - Class R-4
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
Ave Maria Rising Dividend Fund
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of AmericaSM - Class R-4
Calvert VP SRI Balanced Portfolio
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM - Class R-3
ClearBridge Aggressive Growth Fund - Class I

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Cohen & Steers Realty Shares, Inc.	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Columbia Diversified Equity Income Fund - Class K
Columbia Diversified Equity Income Fund - Class R4
Columbia Mid Cap Value Fund - Class A
Columbia Mid Cap Value Fund - Class Z
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Small Cap Value Fund - Class A
Delaware Smid Cap Growth Fund - Institutional Class
Deutsche Equity 500 Index Fund - Class S
Deutsche Small Cap Growth Fund - Class S
DFA Inflation-Protected Securities Portfolio - Institutional Class
Diversified Value Portfolio
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Large-Cap Value Fund - Class R
Emerging Markets Core Equity Portfolio - Institutional Class
Equity Income Portfolio
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Mutual Global Discovery Fund - Class R
Franklin Natural Resources Fund - Advisor Class

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Franklin Small Cap Value VIP Fund - Class 2	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Small-Mid Cap Growth Fund - Class A
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Income Fund of America® - Class R-3
Invesco American Value Fund - Class R5
Invesco Endeavor Fund - Class A
Invesco Energy Fund - Class R5
Invesco Floating Rate Fund - Class R5
Invesco Global Health Care Fund - Investor Class
Invesco High Yield Fund - Class R5
Invesco International Growth Fund - Class R5
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
Invesco Small Cap Value Fund - Class A
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Ivy Science and Technology Fund - Class Y
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Value Fund - Class Y
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Lord Abbett Mid Cap Stock Fund - Class A	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Lord Abbett Small Cap Value Fund - Class A
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® International Value Fund - Class R3
MFS® New Discovery Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Socially Responsive Fund - Institutional Class
Neuberger Berman Socially Responsive Fund - Trust Class
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund® - Class R-4
Nuveen Global Infrastructure Fund - Class I
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Parnassus Core Equity FundSM - Investor Shares
Pax Balanced Fund - Individual Investor Class
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class

Subaccount	Statement of Operations	Statement of Changes in Net Assets
PIMCO Real Return Portfolio - Administrative Class	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Pioneer Equity Income Fund - Class Y
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield Fund - Class A
Pioneer High Yield VCT Portfolio - Class I
Pioneer Strategic Income Fund - Class A
Prudential Jennison Utility Fund - Class Z
Royce Total Return Fund - K Class
Small Company Growth Portfolio
SMALLCAP World Fund® - Class R-4
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund - Advisor Class
TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg International Value Fund - Class R4
Touchstone Value Fund - Institutional Class
U.S. Targeted Value Portfolio - Institutional Class
USAA Precious Metals and Minerals Fund - Adviser Shares
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio - Class I
Voya Corporate Leaders 100 Fund - Class I
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya Global Real Estate Fund - Class A
Voya GNMA Income Fund - Class A

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Government Money Market Portfolio - Class I	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Service Class
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Large Cap Growth Portfolio - Adviser Class	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Fund - Class A
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Large-Cap Growth Fund - Class A
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya Real Estate Fund - Class A
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service 2 Class

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Solution 2025 Portfolio - Service Class	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Conservative Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Institutional Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class

Subaccount	Statement of Operations	Statement of Changes in Net Assets
VY® Clarion Real Estate Portfolio - Institutional Class	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VY® Clarion Real Estate Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class

Subaccount	Statement of Operations	Statement of Changes in Net Assets
VY® Oppenheimer Global Portfolio - Service Class	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Small Cap Value Fund - Class A

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Wells Fargo Special Small Cap Value Fund - Class A	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
The Hartford International Opportunities Fund - Class R4	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from June 16, 2016 through December 31, 2016
Lazard International Equity Portfolio - Open Shares	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 25, 2016 through December 31, 2016
LKCM Aquinas Catholic Equity Fund	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from July 29, 2016 through December 31, 2016
Lord Abbett Short Duration Income Fund - Class R4	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 09, 2016 through December 31, 2016
Oppenheimer Main Street Fund® - Class A	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 13, 2016 through December 31, 2016
Victory Sycamore Established Value Fund - Class A	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 19, 2016 through December 31, 2016
Voya Floating Rate Fund - Class A	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from June 01, 2016 through December 31, 2016
Voya Multi-Manager International Small Cap Fund - Class I	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from June 06, 2016 through December 31, 2016
Wells Fargo Small Company Growth Fund - Administrator Class	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 17, 2016 through December 31, 2016
Federated International Leaders Fund - Institutional Shares	For the period from October 4, 2017 through December 31, 2017

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Assets
Investments in mutual funds
at fair value	$191	$622	$12,399	$156	$3,949
Total assets	191	622	12,399	156	3,949
Net assets	$191	$622	$12,399	$156	$3,949

Net assets
Accumulation units	$191	$622	$12,399	$156	$3,949
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$191	$622	$12,399	$156	$3,949

Total number of mutual fund shares	32,775	18,657	790,760	20,519	183,436

Cost of mutual fund shares	$157	$551	$10,477	$155	$4,222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Assets
Investments in mutual funds
at fair value	$102	$686	$15	$109	$405
Total assets	102	686	15	109	405
Net assets	$102	$686	$15	$109	$405

Net assets
Accumulation units	$102	$686	$15	$109	$405
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$102	$686	$15	$109	$405

Total number of mutual fund shares	2,732	18,627	759	3,072	96,904

Cost of mutual fund shares	$98	$621	$13	$110	$399

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Assets
Investments in mutual funds
at fair value	$761	$122	$152	$28,558	$33,267
Total assets	761	122	152	28,558	33,267
Net assets	$761	$122	$152	$28,558	$33,267

Net assets
Accumulation units	$761	$122	$152	$28,432	$32,930
Contracts in payout (annuitization)	—	—	—	126	337
Total net assets	$761	$122	$152	$28,558	$33,267

Total number of mutual fund shares	20,378	4,736	8,031	453,521	905,963

Cost of mutual fund shares	$741	$117	$140	$22,334	$26,657

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Alger Responsible Investing Fund - Class A	Alger Capital Appreciation Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$5,544	$103	$331	$7	$385
Total assets	5,544	103	331	7	385
Net assets	$5,544	$103	$331	$7	$385

Net assets
Accumulation units	$5,544	$103	$331	$7	$385
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,544	$103	$331	$7	$385

Total number of mutual fund shares	557,737	4,190	21,875	257	17,749

Cost of mutual fund shares	$5,359	$98	$293	$5	$392

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$46,559	$75,988	$2,956	$303	$31,930
Total assets	46,559	75,988	2,956	303	31,930
Net assets	$46,559	$75,988	$2,956	$303	$31,930

Net assets
Accumulation units	$46,559	$75,988	$2,956	$303	$31,930
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$46,559	$75,988	$2,956	$303	$31,930

Total number of mutual fund shares	1,331,793	1,484,726	109,432	11,467	2,740,797

Cost of mutual fund shares	$42,265	$60,593	$2,720	$296	$32,436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Assets
Investments in mutual funds
at fair value	$11,002	$1,037	$111,597	$7,946	$34,886
Total assets	11,002	1,037	111,597	7,946	34,886
Net assets	$11,002	$1,037	$111,597	$7,946	$34,886

Net assets
Accumulation units	$11,002	$1,037	$111,597	$7,946	$34,886
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,002	$1,037	$111,597	$7,946	$34,886

Total number of mutual fund shares	280,389	16,716	1,797,929	195,379	817,202

Cost of mutual fund shares	$9,789	$921	$89,190	$7,300	$34,526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$529	$11,013	$13,001	$920	$3,677
Total assets	529	11,013	13,001	920	3,677
Net assets	$529	$11,013	$13,001	$920	$3,677

Net assets
Accumulation units	$529	$11,013	$13,001	$920	$3,677
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$529	$11,013	$13,001	$920	$3,677

Total number of mutual fund shares	11,053	157,368	390,060	40,496	65,485

Cost of mutual fund shares	$555	$10,681	$11,741	$891	$3,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Assets
Investments in mutual funds
at fair value	$20,564	$213	$14,540	$10,477	$49,710
Total assets	20,564	213	14,540	10,477	49,710
Net assets	$20,564	$213	$14,540	$10,477	$49,710

Net assets
Accumulation units	$20,564	$213	$14,540	$10,477	$49,507
Contracts in payout (annuitization)	—	—	—	—	203
Total net assets	$20,564	$213	$14,540	$10,477	$49,710

Total number of mutual fund shares	383,368	11,640	832,305	812,823	22,291,522

Cost of mutual fund shares	$18,976	$222	$15,958	$10,411	$41,570

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z
Assets
Investments in mutual funds
at fair value	$4,337	$670	$9,057	$63	$3
Total assets	4,337	670	9,057	63	3
Net assets	$4,337	$670	$9,057	$63	$3

Net assets
Accumulation units	$4,337	$670	$9,057	$63	$3
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,337	$670	$9,057	$63	$3

Total number of mutual fund shares	69,076	13,189	140,544	4,856	214

Cost of mutual fund shares	$4,137	$609	$9,788	$85	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Smid Cap Growth Fund - Institutional Class
Assets
Investments in mutual funds
at fair value	$9,051	$2	$351	$50	$9,364
Total assets	9,051	2	351	50	9,364
Net assets	$9,051	$2	$351	$50	$9,364

Net assets
Accumulation units	$9,051	$2	$351	$50	$9,364
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,051	$2	$351	$50	$9,364

Total number of mutual fund shares	662,081	162	16,720	938	318,066

Cost of mutual fund shares	$10,431	$2	$395	$45	$8,691

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$4,020	$31	$670	$1,752	$13,492
Total assets	4,020	31	670	1,752	13,492
Net assets	$4,020	$31	$670	$1,752	$13,492

Net assets
Accumulation units	$4,020	$31	$670	$1,752	$13,492
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,020	$31	$670	$1,752	$13,492

Total number of mutual fund shares	60,964	885	57,057	75,454	542,065

Cost of mutual fund shares	$3,762	$28	$680	$1,426	$12,009

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R	EuroPacific Growth Fund® - Class R-3
Assets
Investments in mutual funds
at fair value	$154	$159	$737	$2	$4,540
Total assets	154	159	737	2	4,540
Net assets	$154	$159	$737	$2	$4,540

Net assets
Accumulation units	$154	$159	$737	$2	$4,540
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$154	$159	$737	$2	$4,540

Total number of mutual fund shares	3,334	780	3,383	97	82,414

Cost of mutual fund shares	$124	$134	$732	$2	$3,819

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$348,913	$—	$2,322	$276,235	$345,776
Total assets	348,913	—	2,322	276,235	345,776
Net assets	$348,913	$—	$2,322	$276,235	$345,776

Net assets
Accumulation units	$348,913	$—	$2,322	$272,797	$342,876
Contracts in payout (annuitization)	—	—	—	3,438	2,900
Total net assets	$348,913	$—	$2,322	$276,235	$345,776

Total number of mutual fund shares	6,333,514	8	72,472	11,562,782	4,669,488

Cost of mutual fund shares	$254,437	$—	$2,052	$230,607	$193,521

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$8,724	$33,166	$1,337,984	$253,980	$4
Total assets	8,724	33,166	1,337,984	253,980	4
Net assets	$8,724	$33,166	$1,337,984	$253,980	$4

Net assets
Accumulation units	$8,697	$33,166	$1,329,633	$253,980	$4
Contracts in payout (annuitization)	27	—	8,351	—	—
Total net assets	$8,724	$33,166	$1,337,984	$253,980	$4

Total number of mutual fund shares	1,600,753	1,450,202	35,265,792	936,573	96

Cost of mutual fund shares	$8,942	$25,980	$974,055	$152,521	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$16,375	$1,799	$320	$30	$335
Total assets	16,375	1,799	320	30	335
Net assets	$16,375	$1,799	$320	$30	$335

Net assets
Accumulation units	$16,375	$1,799	$320	$30	$335
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$16,375	$1,799	$320	$30	$335

Total number of mutual fund shares	1,075,177	57,343	2,083	1,052	9,485

Cost of mutual fund shares	$16,602	$1,815	$316	$28	$341

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Assets
Investments in mutual funds
at fair value	$126,589	$54	$11,915	$445,366	$—
Total assets	126,589	54	11,915	445,366	—
Net assets	$126,589	$54	$11,915	$445,366	$—

Net assets
Accumulation units	$125,273	$54	$11,915	$445,366	$—
Contracts in payout (annuitization)	1,316	—	—	—	—
Total net assets	$126,589	$54	$11,915	$445,366	$—

Total number of mutual fund shares	6,393,400	2,459	245,016	9,070,594	4

Cost of mutual fund shares	$115,788	$58	$10,462	$308,514	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$7	$1,350	$1,305	$9,902	$151
Total assets	7	1,350	1,305	9,902	151
Net assets	$7	$1,350	$1,305	$9,902	$151

Net assets
Accumulation units	$7	$1,350	$1,305	$9,902	$151
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7	$1,350	$1,305	$9,902	$151

Total number of mutual fund shares	270	77,027	56,042	147,708	4,272

Cost of mutual fund shares	$7	$1,307	$1,202	$9,217	$121

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class
Assets
Investments in mutual funds
at fair value	$301	$16	$73	$68	$1,259
Total assets	301	16	73	68	1,259
Net assets	$301	$16	$73	$68	$1,259

Net assets
Accumulation units	$301	$16	$73	$68	$1,259
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$301	$16	$73	68	$1,259

Total number of mutual fund shares	4,263	1,370	1,429	1,872	72,355

Cost of mutual fund shares	$224	$16	$49	$54	$1,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	JPMorgan Government Bond Fund - Select Class	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Assets
Investments in mutual funds
at fair value	$653	$902	$601	$569	$14,804
Total assets	653	902	601	569	14,804
Net assets	$653	$902	$601	$569	$14,804

Net assets
Accumulation units	$653	$902	$601	$569	$14,804
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$653	$902	$601	$569	$14,804

Total number of mutual fund shares	62,284	45,470	2,679	33,126	439,287

Cost of mutual fund shares	$658	$822	$585	$535	$14,918

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4
Assets
Investments in mutual funds
at fair value	$429	$30	$115	$24	$3,967
Total assets	429	30	115	24	3,967
Net assets	$429	$30	$115	$24	$3,967

Net assets
Accumulation units	$429	$30	$115	$24	$3,967
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$429	$30	$115	$24	$3,967

Total number of mutual fund shares	37,988	1,422	4,931	2,234	931,146

Cost of mutual fund shares	$436	$30	$96	$25	$4,006
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Assets
Investments in mutual funds
at fair value	$936	$981	$200	$83,700	$2
Total assets	936	981	200	83,700	2
Net assets	$936	$981	$200	$83,700	$2

Net assets
Accumulation units	$936	$981	$200	$83,046	$2
Contracts in payout (annuitization)	—	—	—	654	—
Total net assets	$936	$981	$200	$83,700	$2

Total number of mutual fund shares	31,309	48,065	15,413	3,414,945	243

Cost of mutual fund shares	$666	$1,120	$193	$59,748	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Assets
Investments in mutual funds
at fair value	$73	$16,550	$21,142	$107	$621
Total assets	73	16,550	21,142	107	621
Net assets	$73	$16,550	$21,142	$107	$621

Net assets
Accumulation units	$73	$16,550	$21,142	$107	$621
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$73	$16,550	$21,142	$107	$621

Total number of mutual fund shares	2,629	1,552,566	1,983,258	3,930	14,486

Cost of mutual fund shares	$62	$16,681	$21,481	$99	$542

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Institutional Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$315	$2,449	$13,921	$2,010	$189,193
Total assets	315	2,449	13,921	2,010	189,193
Net assets	$315	$2,449	$13,921	$2,010	$189,193

Net assets
Accumulation units	$315	$2,449	$13,921	$2,010	$189,193
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$315	$2,449	$13,921	$2,010	$189,193

Total number of mutual fund shares	5,462	64,343	364,528	47,641	4,444,288

Cost of mutual fund shares	$301	$2,263	$13,512	$1,780	$147,107

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Assets
Investments in mutual funds
at fair value	$1,038	$2,125	$74	$268,701	$51,340
Total assets	1,038	2,125	74	268,701	51,340
Net assets	$1,038	$2,125	$74	$268,701	$51,340

Net assets
Accumulation units	$1,038	$2,125	$74	$268,701	$51,340
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,038	$2,125	$74	$268,701	$51,340

Total number of mutual fund shares	15,600	195,141	1,266	6,168,537	1,195,625

Cost of mutual fund shares	$897	$2,091	$69	$188,898	$40,711

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A
Assets
Investments in mutual funds
at fair value	$52	$160	$474	$616	$796
Total assets	52	160	474	616	796
Net assets	$52	$160	$474	$616	$796

Net assets
Accumulation units	$52	$160	$474	$616	$796
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$52	$160	$474	$616	$796

Total number of mutual fund shares	3,174	26,867	10,865	12,538	15,600

Cost of mutual fund shares	$48	$160	$408	$492	$794

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA
Assets
Investments in mutual funds
at fair value	$66	$29,512	$16	$283	$95
Total assets	66	29,512	16	283	95
Net assets	$66	$29,512	$16	$283	$95

Net assets
Accumulation units	$—	$29,512	$—	$283	$95
Contracts in payout (annuitization)	66	—	16	—	—
Total net assets	$66	$29,512	$16	$283	$95

Total number of mutual fund shares	2,060	1,144,304	192	5,976	18,513

Cost of mutual fund shares	$50	$28,261	$15	$167	$97

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y
Assets
Investments in mutual funds
at fair value	$31,131	$40,220	$1,406	$81,690	$15,188
Total assets	31,131	40,220	1,406	81,690	15,188
Net assets	$31,131	$40,220	$1,406	$81,690	$15,188

Net assets
Accumulation units	$31,131	$40,220	$1,406	$81,690	$15,188
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$31,131	$40,220	$1,406	$81,690	$15,188

Total number of mutual fund shares	729,579	1,774,953	211,377	6,577,281	419,329

Cost of mutual fund shares	$28,817	$40,422	$1,434	$90,369	$14,293

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Prudential Jennison Utility Fund - Class Z
Assets
Investments in mutual funds
at fair value	$799	$483	—	$20,189	$105
Total assets	799	483	—	20,189	105
Net assets	$799	$483	$—	$20,189	$105

Net assets
Accumulation units	$799	$483	$—	$20,189	$105
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$799	$483	$—	$20,189	$105

Total number of mutual fund shares	81,986	44,637	7	2,118,516	7,418

Cost of mutual fund shares	$799	$471	$—	$20,943	$102

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$11,957	$5	$3	$4,677	$23,121
Total assets	11,957	5	3	4,677	23,121
Net assets	$11,957	$5	$3	$4,677	$23,121

Net assets
Accumulation units	$11,957	$5	$3	$4,677	$23,121
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,957	$5	$3	$4,677	$23,121

Total number of mutual fund shares	821,808	371	340	253,637	417,654

Cost of mutual fund shares	$10,779	$5	$3	$4,450	$20,201

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A
Assets
Investments in mutual funds
at fair value	$25,083	$1,113	$418	$6,006	$495
Total assets	25,083	1,113	418	6,006	495
Net assets	$25,083	$1,113	$418	$6,006	$495

Net assets
Accumulation units	$25,083	$1,113	$418	$6,006	$495
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$25,083	$1,113	$418	$6,006	$495

Total number of mutual fund shares	679,578	37,334	11,367	587,113	61,276

Cost of mutual fund shares	$21,101	$1,033	$388	$6,186	$434

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	Touchstone Value Fund - Institutional Class
Assets
Investments in mutual funds
at fair value	$27,852	$127,026	$78	$3	$10,377
Total assets	27,852	127,026	78	3	10,377
Net assets	$27,852	$127,026	$78	$3	$10,377

Net assets
Accumulation units	$27,852	$127,026	$78	$3	$10,377
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$27,852	$127,026	$78	$3	$10,377

Total number of mutual fund shares	2,350,387	10,683,466	2,265	119	1,035,586

Cost of mutual fund shares	$29,889	$138,669	$76	$3	$9,757

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y
Assets
Investments in mutual funds
at fair value	$13,321	$120	$188	$46	$332
Total assets	13,321	120	188	46	332
Net assets	$13,321	$120	$188	$46	$332

Net assets
Accumulation units	$13,321	$120	$188	$46	$332
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$13,321	$120	$188	$46	$332

Total number of mutual fund shares	1,012,209	7,045	7,639	1,868	8,131

Cost of mutual fund shares	$14,801	$98	$164	$39	$316

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A
Assets
Investments in mutual funds
at fair value	$3,525	$53	$252,764	$131	$755
Total assets	3,525	53	252,764	131	755
Net assets	$3,525	$53	$252,764	$131	$755

Net assets
Accumulation units	$3,525	$53	$237,511	$131	$755
Contracts in payout (annuitization)	—	—	15,253	—	—
Total net assets	$3,525	$53	$252,764	$131	$755

Total number of mutual fund shares	86,859	1,203	15,144,612	10,628	49,516

Cost of mutual fund shares	$3,177	$46	$174,891	$128	$912

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Large-Cap Growth Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$236	$775	$2,981	$815	$455,985
Total assets	236	775	2,981	815	455,985
Net assets	$236	$775	$2,981	$815	$455,985

Net assets
Accumulation units	$236	$775	$2,981	$815	$446,396
Contracts in payout (annuitization)	—	—	—	—	9,589
Total net assets	$236	$775	$2,981	$815	$455,985

Total number of mutual fund shares	6,354	78,814	355,767	80,520	35,457,620

Cost of mutual fund shares	$196	$780	$3,054	$809	$452,618

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,627	$2,388	$39	$39,407	$21,758
Total assets	2,627	2,388	39	39,407	21,758
Net assets	$2,627	$2,388	$39	$39,407	$21,758

Net assets
Accumulation units	$2,627	$2,388	$39	$39,407	$21,758
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,627	$2,388	$39	$39,407	$21,758

Total number of mutual fund shares	205,566	206,759	3,912	3,960,517	2,188,920

Cost of mutual fund shares	$2,642	$2,191	$40	$40,335	$22,307

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$143	$535,736	$11,802	$21	$335,852
Total assets	143	535,736	11,802	21	335,852
Net assets	$143	$535,736	$11,802	$21	$335,852

Net assets
Accumulation units	$143	$534,440	$11,802	$21	$332,439
Contracts in payout (annuitization)	—	1,296	—	—	3,413
Total net assets	$143	$535,736	$11,802	$21	$335,852

Total number of mutual fund shares	7,384	25,756,541	580,827	1,586	25,252,058

Cost of mutual fund shares	$131	$457,720	$10,725	$17	$271,466

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$1,692	$11	$13,106	$434	$29,429
Total assets	1,692	11	13,106	434	29,429
Net assets	$1,692	$11	$13,106	$434	$29,429

Net assets
Accumulation units	$1,692	$11	$12,856	$434	$29,429
Contracts in payout (annuitization)	—	—	250	—	—
Total net assets	$1,692	$11	$13,106	$434	$29,429

Total number of mutual fund shares	128,788	1,123	776,405	25,657	1,875,655

Cost of mutual fund shares	$1,543	$11	$11,587	$362	$26,665

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$32	$6	$81,417	$42	$1,820
Total assets	32	6	81,417	42	1,820
Net assets	$32	$6	$81,417	$42	$1,820

Net assets
Accumulation units	$32	$6	$81,417	$42	$—
Contracts in payout (annuitization)	—	—	—	—	1,820
Total net assets	$32	$6	$81,417	$42	$1,820

Total number of mutual fund shares	3,446	511	6,518,603	1,171	48,205

Cost of mutual fund shares	$32	$6	$73,737	$43	$1,463

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$53,192	$32,904	$33,274	$202	$16,078
Total assets	53,192	32,904	33,274	202	16,078
Net assets	$53,192	$32,904	$33,274	$202	$16,078

Net assets
Accumulation units	$53,192	$32,904	$33,274	$202	$16,078
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$53,192	$32,904	$33,274	$202	$16,078

Total number of mutual fund shares	1,412,057	1,165,574	1,170,396	9,850	747,139

Cost of mutual fund shares	$41,399	$32,263	$31,774	$156	$12,750

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$28,556	$46	$45,257	$33,973	$39
Total assets	28,556	46	45,257	33,973	39
Net assets	$28,556	$46	$45,257	$33,973	$39

Net assets
Accumulation units	$28,556	$46	$45,257	$33,973	$39
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$28,556	$46	$45,257	$33,973	$39

Total number of mutual fund shares	1,334,381	2,294	2,119,767	1,612,365	2,296

Cost of mutual fund shares	$24,065	$41	$40,724	$30,614	$37

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$479	$316,392	$827,633	$1,125	$106,982
Total assets	479	316,392	827,633	1,125	106,982
Net assets	$479	$316,392	$827,633	$1,125	$106,982

Net assets
Accumulation units	$479	$316,392	$827,633	$1,125	$106,522
Contracts in payout (annuitization)	—	—	—	—	460
Total net assets	$479	$316,392	$827,633	$1,125	$106,982

Total number of mutual fund shares	18,041	11,446,902	29,932,495	78,421	7,317,504

Cost of mutual fund shares	$467	$302,945	$756,067	$1,086	$100,253

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$98	$8,970	$704	$5,690	$219,152
Total assets	98	8,970	704	5,690	219,152
Net assets	$98	$8,970	$704	$5,690	$219,152

Net assets
Accumulation units	$98	$8,970	$704	$5,690	$218,083
Contracts in payout (annuitization)	—	—	—	—	1,069
Total net assets	$98	$8,970	$704	$5,690	$219,152

Total number of mutual fund shares	6,049	555,444	62,052	496,981	219,151,623

Cost of mutual fund shares	$74	$7,332	$679	$5,999	$219,152
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$54	$388	$1,543	$267	$76,778
Total assets	54	388	1,543	267	76,778
Net assets	$54	$388	$1,543	$267	$76,778

Net assets
Accumulation units	$54	$388	$1,543	$267	$75,045
Contracts in payout (annuitization)	—	—	—	—	1,733
Total net assets	$54	$388	$1,543	$267	$76,778

Total number of mutual fund shares	3,058	6,042	24,151	24,386	6,892,087

Cost of mutual fund shares	$59	$288	$1,458	$254	$77,562

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$559	$10,973	$4,318	$4,336	$12,725
Total assets	559	10,973	4,318	4,336	12,725
Net assets	$559	$10,973	$4,318	$4,336	$12,725

Net assets
Accumulation units	$550	$10,973	$4,318	$4,336	$12,725
Contracts in payout (annuitization)	9	—	—	—	—
Total net assets	$559	$10,973	$4,318	$4,336	$12,725

Total number of mutual fund shares	50,278	978,819	389,330	397,830	1,092,241

Cost of mutual fund shares	$534	$10,658	$4,078	$4,239	$12,249

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$5,806	$2,373	$14,017	$3,154	$2,783
Total assets	5,806	2,373	14,017	3,154	2,783
Net assets	$5,806	$2,373	$14,017	$3,154	$2,783

Net assets
Accumulation units	$5,806	$2,373	$14,017	$3,154	$2,783
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,806	$2,373	$14,017	$3,154	$2,783

Total number of mutual fund shares	504,421	209,635	1,151,756	262,838	235,858

Cost of mutual fund shares	$5,536	$2,233	$13,284	$2,895	$2,588

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$4,069	$2,038	$1,296	$4,533	$990
Total assets	4,069	2,038	1,296	4,533	990
Net assets	$4,069	$2,038	$1,296	$4,533	$990

Net assets
Accumulation units	$4,069	$2,038	$1,296	$4,533	$990
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,069	$2,038	$1,296	$4,533	$990

Total number of mutual fund shares	261,826	132,709	85,048	426,843	94,181

Cost of mutual fund shares	$3,678	$1,862	$1,174	$4,280	$933

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$1,245	$501	$8,717	$145,817	$8,664
Total assets	1,245	501	8,717	145,817	8,664
Net assets	$1,245	$501	$8,717	$145,817	$8,664

Net assets
Accumulation units	$1,245	$501	$8,717	$145,817	$8,664
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,245	$501	$8,717	$145,817	$8,664

Total number of mutual fund shares	121,018	42,762	723,974	12,253,511	749,441

Cost of mutual fund shares	$1,179	$475	$8,343	$143,188	$8,339

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$460	$6,878	$156,617	$12,339	$29
Total assets	460	6,878	156,617	12,339	29
Net assets	$460	$6,878	$156,617	$12,339	$29

Net assets
Accumulation units	$460	$6,878	$156,617	$12,339	$29
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$460	$6,878	$156,617	$12,339	$29

Total number of mutual fund shares	37,470	546,275	12,579,712	1,028,231	2,328

Cost of mutual fund shares	$417	$6,479	$150,485	$12,100	$27

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$6,333	$122,145	$5,732	$2,039	$25,364
Total assets	6,333	122,145	5,732	2,039	25,364
Net assets	$6,333	$122,145	$5,732	$2,039	$25,364

Net assets
Accumulation units	$6,333	$122,145	$5,732	$2,039	$25,364
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,333	$122,145	$5,732	$2,039	$25,364

Total number of mutual fund shares	496,682	9,717,207	467,916	137,924	1,734,904

Cost of mutual fund shares	$5,810	$116,981	$5,204	$1,838	$23,198

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,429	$6,414	$836	$8,750	$55,737
Total assets	1,429	6,414	836	8,750	55,737
Net assets	$1,429	$6,414	$836	$8,750	$55,737

Net assets
Accumulation units	$1,429	$6,414	$836	$8,750	$55,737
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,429	$6,414	$836	$8,750	$55,737

Total number of mutual fund shares	98,304	628,193	70,577	721,333	4,637,015

Cost of mutual fund shares	$1,258	$6,319	$782	$8,316	$52,172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$4,736	$7,396	$73	$39,257	$73,631
Total assets	4,736	7,396	73	39,257	73,631
Net assets	$4,736	$7,396	$73	$39,257	$73,631

Net assets
Accumulation units	$4,736	$7,396	$73	$39,257	$72,830
Contracts in payout (annuitization)	—	—	—	—	801
Total net assets	$4,736	$7,396	$73	$39,257	$73,631

Total number of mutual fund shares	404,121	726,491	5,783	2,920,907	5,557,028

Cost of mutual fund shares	$4,449	$7,410	$66	$37,203	$69,039

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$393	$130,478	$14,546	$167	$7,003
Total assets	393	130,478	14,546	167	7,003
Net assets	$393	$130,478	$14,546	$167	$7,003

Net assets
Accumulation units	$393	$129,545	$14,390	$167	$7,003
Contracts in payout (annuitization)	—	933	156	—	—
Total net assets	$393	$130,478	$14,546	$167	$7,003

Total number of mutual fund shares	14,103	4,451,646	604,075	8,546	348,410

Cost of mutual fund shares	$355	$112,384	$13,116	$111	$5,893

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$438	$68,978	$1,561	$326,650	$1,649
Total assets	438	68,978	1,561	326,650	1,649
Net assets	$438	$68,978	$1,561	$326,650	$1,649

Net assets
Accumulation units	$438	$67,683	$1,561	$324,068	$1,649
Contracts in payout (annuitization)	—	1,295	—	2,582	—
Total net assets	$438	$68,978	$1,561	$326,650	$1,649

Total number of mutual fund shares	21,740	3,397,953	33,346	6,875,388	34,921

Cost of mutual fund shares	$280	$44,348	$1,529	$279,331	$1,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$351	$24,121	$70,926	$453	$649,773
Total assets	351	24,121	70,926	453	649,773
Net assets	$351	$24,121	$70,926	$453	$649,773

Net assets
Accumulation units	$351	$24,121	$69,599	$453	$646,110
Contracts in payout (annuitization)	—	—	1,327	—	3,663
Total net assets	$351	$24,121	$70,926	$453	$649,773

Total number of mutual fund shares	17,755	1,188,207	3,528,666	21,134	29,098,636

Cost of mutual fund shares	$334	$24,364	$67,777	$329	$432,470

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,667	$39,046	$416	$331	$456,024
Total assets	1,667	39,046	416	331	456,024
Net assets	$1,667	$39,046	$416	$331	$456,024

Net assets
Accumulation units	$1,667	$38,002	$416	$331	$454,077
Contracts in payout (annuitization)	—	1,044	—	—	1,947
Total net assets	$1,667	$39,046	$416	$331	$456,024

Total number of mutual fund shares	77,426	3,267,431	34,805	31,522	39,448,485

Cost of mutual fund shares	$1,295	$39,592	$402	$301	$369,574

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$1,378	$1,656	$469,719	$3,994	$238
Total assets	1,378	1,656	469,719	3,994	238
Net assets	$1,378	$1,656	$469,719	$3,994	$238

Net assets
Accumulation units	$1,378	$1,656	$464,644	$3,994	$238
Contracts in payout (annuitization)	—	—	5,075	—	—
Total net assets	$1,378	$1,656	$469,719	$3,994	$238

Total number of mutual fund shares	123,630	19,206	5,040,447	44,526	18,225

Cost of mutual fund shares	$1,311	$1,493	$363,407	$3,717	$199

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$91,104	$196	$5,878	$28,660	$72,444
Total assets	91,104	196	5,878	28,660	72,444
Net assets	$91,104	$196	$5,878	$28,660	$72,444

Net assets
Accumulation units	$89,510	$196	$5,878	$28,012	$71,728
Contracts in payout (annuitization)	1,594	—	—	648	716
Total net assets	$91,104	$196	$5,878	$28,660	$72,444

Total number of mutual fund shares	6,896,589	14,902	268,541	2,121,407	4,519,255

Cost of mutual fund shares	$72,100	$179	$5,138	$26,098	$47,697

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$64,749	$1,456	$1,266,962	$355	$90,478
Total assets	64,749	1,456	1,266,962	355	90,478
Net assets	$64,749	$1,456	$1,266,962	$355	$90,478

Net assets
Accumulation units	$63,311	$1,456	$1,194,738	$355	$89,062
Contracts in payout (annuitization)	1,438	—	72,224	—	1,416
Total net assets	$64,749	$1,456	$1,266,962	$355	$90,478

Total number of mutual fund shares	4,374,949	50,305	43,137,952	12,268	8,129,243

Cost of mutual fund shares	$49,815	$1,389	$1,079,660	$364	$77,035

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$12,878	$377,022	$201	$357,140	$71
Total assets	12,878	377,022	201	357,140	71
Net assets	$12,878	$377,022	$201	$357,140	$71

Net assets
Accumulation units	$12,878	$372,488	$201	$355,545	$71
Contracts in payout (annuitization)	—	4,534	—	1,595	—
Total net assets	$12,878	$377,022	$201	$357,140	$71

Total number of mutual fund shares	1,158,082	12,951,618	6,961	15,561,661	3,122

Cost of mutual fund shares	$10,963	$208,125	$145	$273,614	$62

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$154,397	$193	$41,414	$10	$63,047
Total assets	154,397	193	41,414	10	63,047
Net assets	$154,397	$193	$41,414	$10	$63,047

Net assets
Accumulation units	$153,394	$193	$40,985	$10	$60,770
Contracts in payout (annuitization)	1,003	—	429	—	2,277
Total net assets	$154,397	$193	$41,414	$10	$63,047

Total number of mutual fund shares	5,765,373	7,308	3,856,089	924	1,783,521

Cost of mutual fund shares	$96,781	$142	$36,171	$8	$47,658

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$1,474	$123,610	$441	$672	$16,042
Total assets	1,474	123,610	441	672	16,042
Net assets	$1,474	$123,610	$441	$672	$16,042

Net assets
Accumulation units	$1,474	$123,610	$—	$672	$16,042
Contracts in payout (annuitization)	—	—	441	—	—
Total net assets	$1,474	$123,610	$441	$672	$16,042

Total number of mutual fund shares	41,921	5,888,978	21,147	28,809	692,366

Cost of mutual fund shares	$892	$91,061	$315	$582	$13,758

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$16,225	$159,494	$70,922	$178,760	$146
Total assets	16,225	159,494	70,922	178,760	146
Net assets	$16,225	$159,494	$70,922	$178,760	$146

Net assets
Accumulation units	$16,225	$159,494	$70,922	$176,205	$146
Contracts in payout (annuitization)	—	—	—	2,555	—
Total net assets	$16,225	$159,494	$70,922	$178,760	$146

Total number of mutual fund shares	462,133	9,796,950	4,528,880	8,121,759	6,795

Cost of mutual fund shares	$12,599	$148,650	$66,727	$153,142	$131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$15,746	$255,230	$1,104	$69,587	$109
Total assets	15,746	255,230	1,104	69,587	109
Net assets	$15,746	$255,230	$1,104	$69,587	$109

Net assets
Accumulation units	$15,746	$255,230	$1,104	$69,587	$109
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$15,746	$255,230	$1,104	$69,587	$109

Total number of mutual fund shares	1,486,880	17,529,521	80,160	2,422,951	4,055

Cost of mutual fund shares	$15,932	$238,557	$1,022	$62,468	$101

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4
Assets
Investments in mutual funds
at fair value	$46,316	$71,676	$79,557	$2,965	$191,542
Total assets	46,316	71,676	79,557	2,965	191,542
Net assets	$46,316	$71,676	$79,557	$2,965	$191,542

Net assets
Accumulation units	$46,316	$71,676	$79,557	$2,965	$191,542
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$46,316	$71,676	$79,557	$2,965	$191,542

Total number of mutual fund shares	1,501,805	3,439,331	2,975,217	65,504	4,217,125

Cost of mutual fund shares	$44,678	$78,730	$88,719	$2,666	$145,256
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2017
(Dollars in thousands)

	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$131	$636	$127,478
Total assets	131	636	127,478
Net assets	$131	$636	$127,478

Net assets
Accumulation units	$131	$636	$127,478
Contracts in payout (annuitization)	—	—	—
Total net assets	$131	$636	$127,478

Total number of mutual fund shares	7,512	12,216	3,656,866

Cost of mutual fund shares	$143	$588	$87,087

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$1	$8	$150	$5	$5
Expenses:
Mortality and expense risks and other charges	2	7	—	1	40
Total expenses	2	7	—	1	40
Net investment income (loss)	(1)	1	150	4	(35)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	37	73	—	7
Capital gains distributions	21	48	—	—	503
Total realized gain (loss) on investments
and capital gains distributions	31	85	73	—	510
Net unrealized appreciation
(depreciation) of investments	(1)	12	1,911	—	43
Net realized and unrealized gain (loss)
on investments	30	97	1,984	—	553
Net increase (decrease) in net assets
resulting from operations	$29	$98	$2,134	$4	$518

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Net investment income (loss)
Investment Income:
Dividends	$—	$13	$—	$—	$18
Expenses:
Mortality and expense risks and other charges	1	6	—	1	4
Total expenses	1	6	—	1	4
Net investment income (loss)	(1)	7	—	(1)	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	10	—	(44)	(1)
Capital gains distributions	9	6	1	7	—
Total realized gain (loss) on investments
and capital gains distributions	9	16	1	(37)	(1)
Net unrealized appreciation
(depreciation) of investments	11	108	1	52	4
Net realized and unrealized gain (loss)
on investments	20	124	2	15	3
Net increase (decrease) in net assets
resulting from operations	$19	$131	$2	$14	$17

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net investment income (loss)
Investment Income:
Dividends	$8	$3	$—	$24	$339
Expenses:
Mortality and expense risks and other charges	9	1	2	289	341
Total expenses	9	1	2	289	341
Net investment income (loss)	(1)	2	(2)	(265)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	1	(8)	2,576	926
Capital gains distributions	77	—	22	2,328	1,699
Total realized gain (loss) on investments
and capital gains distributions	72	1	14	4,904	2,625
Net unrealized appreciation
(depreciation) of investments	(13)	(1)	26	1,554	1,127
Net realized and unrealized gain (loss)
on investments	59	—	40	6,458	3,752
Net increase (decrease) in net assets
resulting from operations	$58	$2	$38	$6,193	$3,750

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Alger Responsible Investing Fund - Class A	Alger Capital Appreciation Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$6	$—	$2
Expenses:
Mortality and expense risks and other charges	48	4	3	—	3
Total expenses	48	4	3	—	3
Net investment income (loss)	(48)	(4)	3	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	137	102	13	—	(61)
Capital gains distributions	738	20	67	—	66
Total realized gain (loss) on investments
and capital gains distributions	875	122	80	—	5
Net unrealized appreciation
(depreciation) of investments	179	28	(40)	1	31
Net realized and unrealized gain (loss)
on investments	1,054	150	40	1	36
Net increase (decrease) in net assets
resulting from operations	$1,006	$146	$43	$1	$35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Net investment income (loss)
Investment Income:
Dividends	$207	$398	$51	$1	$712
Expenses:
Mortality and expense risks and other charges	414	705	22	2	293
Total expenses	414	705	22	2	293
Net investment income (loss)	(207)	(307)	29	(1)	419

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,712	3,333	357	8	(1,059)
Capital gains distributions	4,368	3,763	108	26	—
Total realized gain (loss) on investments
and capital gains distributions	6,080	7,096	465	34	(1,059)
Net unrealized appreciation
(depreciation) of investments	4,267	6,548	47	(10)	1,204
Net realized and unrealized gain (loss)
on investments	10,347	13,644	512	24	145
Net increase (decrease) in net assets
resulting from operations	$10,140	$13,337	$541	$23	$564

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Net investment income (loss)
Investment Income:
Dividends	$221	$14	$1,463	$127	$—
Expenses:
Mortality and expense risks and other charges	122	8	861	21	330
Total expenses	122	8	861	21	330
Net investment income (loss)	99	6	602	106	(330)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	398	158	2,432	43	(548)
Capital gains distributions	716	67	6,571	309	2,156
Total realized gain (loss) on investments
and capital gains distributions	1,114	225	9,003	352	1,608
Net unrealized appreciation
(depreciation) of investments	557	69	10,069	533	2,396
Net realized and unrealized gain (loss)
on investments	1,671	294	19,072	885	4,004
Net increase (decrease) in net assets
resulting from operations	$1,770	$300	$19,674	$991	$3,674

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Net investment income (loss)
Investment Income:
Dividends	$4	$74	$88	$14	$1
Expenses:
Mortality and expense risks and other charges	4	112	121	6	24
Total expenses	4	112	121	6	24
Net investment income (loss)	—	(38)	(33)	8	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(307)	178	(35)	32
Capital gains distributions	56	592	—	120	121
Total realized gain (loss) on investments
and capital gains distributions	50	285	178	85	153
Net unrealized appreciation
(depreciation) of investments	19	1,259	2,986	57	281
Net realized and unrealized gain (loss)
on investments	69	1,544	3,164	142	434
Net increase (decrease) in net assets
resulting from operations	$69	$1,506	$3,131	$150	$411

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment Income:
Dividends	$—	$3	$173	$192	$984
Expenses:
Mortality and expense risks and other charges	174	2	169	100	526
Total expenses	174	2	169	100	526
Net investment income (loss)	(174)	1	4	92	458

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(354)	(9)	(1,195)	(5)	558
Capital gains distributions	697	35	2,863	—	501
Total realized gain (loss) on investments
and capital gains distributions	343	26	1,668	(5)	1,059
Net unrealized appreciation
(depreciation) of investments	3,050	(12)	(651)	134	3,606
Net realized and unrealized gain (loss)
on investments	3,393	14	1,017	129	4,665
Net increase (decrease) in net assets
resulting from operations	$3,219	$15	$1,021	$221	$5,123

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z
Net investment income (loss)
Investment Income:
Dividends	$129	$11	$236	$—	$—
Expenses:
Mortality and expense risks and other charges	37	3	92	—	—
Total expenses	37	3	92	—	—
Net investment income (loss)	92	8	144	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	63	93	(510)	(4)	—
Capital gains distributions	53	31	532	14	1
Total realized gain (loss) on investments
and capital gains distributions	116	124	22	10	1
Net unrealized appreciation
(depreciation) of investments	226	27	366	1	—
Net realized and unrealized gain (loss)
on investments	342	151	388	11	1
Net increase (decrease) in net assets
resulting from operations	$434	$159	$532	$11	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$82	$—	$4	$—	$51
Expenses:
Mortality and expense risks and other charges	64	—	2	—	12
Total expenses	64	—	2	—	12
Net investment income (loss)	18	—	2	—	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(363)	—	(14)	3	(136)
Capital gains distributions	1,525	—	56	1	—
Total realized gain (loss) on investments
and capital gains distributions	1,162	—	42	4	(136)
Net unrealized appreciation
(depreciation) of investments	(157)	—	9	5	186
Net realized and unrealized gain (loss)
on investments	1,005	—	51	9	50
Net increase (decrease) in net assets
resulting from operations	$1,023	$—	$53	$9	$89

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$—	$16	$—	$15	$30
Expenses:
Mortality and expense risks and other charges	—	32	—	—	—
Total expenses	—	32	—	—	—
Net investment income (loss)	—	(16)	—	15	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(108)	335	2	(4)	16
Capital gains distributions	92	37	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	(16)	372	3	(4)	16
Net unrealized appreciation
(depreciation) of investments	2,193	(20)	2	6	310
Net realized and unrealized gain (loss)
on investments	2,177	352	5	2	326
Net increase (decrease) in net assets
resulting from operations	$2,177	$336	$5	$17	$356

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$141	$3	$4	$14	$—
Expenses:
Mortality and expense risks and other charges	—	2	3	8	—
Total expenses	—	2	3	8	—
Net investment income (loss)	141	1	1	6	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	103	9	25	96	—
Capital gains distributions	559	—	11	93	—
Total realized gain (loss) on investments
and capital gains distributions	662	9	36	189	—
Net unrealized appreciation
(depreciation) of investments	344	34	5	(44)	—
Net realized and unrealized gain (loss)
on investments	1,006	43	41	145	—
Net increase (decrease) in net assets
resulting from operations	$1,147	$44	$42	$151	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$27	$2,943	$—	$6	$4,558
Expenses:
Mortality and expense risks and other charges	29	2,642	—	22	2,687
Total expenses	29	2,642	—	22	2,687
Net investment income (loss)	(2)	301	—	(16)	1,871

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	634	241	—	23	(1,866)
Capital gains distributions	187	12,938	—	158	5,604
Total realized gain (loss) on investments
and capital gains distributions	821	13,179	—	181	3,738
Net unrealized appreciation
(depreciation) of investments	526	65,278	—	280	24,586
Net realized and unrealized gain (loss)
on investments	1,347	78,457	—	461	28,324
Net increase (decrease) in net assets
resulting from operations	$1,345	$78,758	$—	$445	$30,195

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$673	$475	$438	$12,692	$4,184
Expenses:
Mortality and expense risks and other charges	2,977	110	278	11,897	2,606
Total expenses	2,977	110	278	11,897	2,606
Net investment income (loss)	(2,304)	365	160	795	1,578

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13,992	(308)	1,152	11,732	4,789
Capital gains distributions	21,749	—	29	67,560	689
Total realized gain (loss) on investments
and capital gains distributions	35,741	(308)	1,181	79,292	5,478
Net unrealized appreciation
(depreciation) of investments	54,396	512	6,053	159,952	34,911
Net realized and unrealized gain (loss)
on investments	90,137	204	7,234	239,244	40,389
Net increase (decrease) in net assets
resulting from operations	$87,833	$569	$7,394	$240,039	$41,967

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class
Net investment income (loss)
Investment Income:
Dividends	$—	$312	$35	$—	$—
Expenses:
Mortality and expense risks and other charges	—	202	11	3	—
Total expenses	—	202	11	3	—
Net investment income (loss)	—	110	24	(3)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	931	8	(16)	—
Capital gains distributions	—	2,141	53	7	—
Total realized gain (loss) on investments
and capital gains distributions	—	3,072	61	(9)	—
Net unrealized appreciation
(depreciation) of investments	—	(1,051)	63	54	(1)
Net realized and unrealized gain (loss)
on investments	—	2,021	124	45	(1)
Net increase (decrease) in net assets
resulting from operations	$—	$2,131	$148	$42	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4
Net investment income (loss)
Investment Income:
Dividends	$—	$634	$—	$17	$1,914
Expenses:
Mortality and expense risks and other charges	2	1,144	—	75	3,909
Total expenses	2	1,144	—	75	3,909
Net investment income (loss)	(2)	(510)	—	(58)	(1,995)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	4,650	1	1,126	8,717
Capital gains distributions	27	8,671	9	740	27,420
Total realized gain (loss) on investments
and capital gains distributions	26	13,321	10	1,866	36,137
Net unrealized appreciation
(depreciation) of investments	32	(1,516)	(2)	883	56,466
Net realized and unrealized gain (loss)
on investments	58	11,805	8	2,749	92,603
Net increase (decrease) in net assets
resulting from operations	$56	$11,295	$8	$2,691	$90,608

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$16	$33	$—
Expenses:
Mortality and expense risks and other charges	—	—	7	8	59
Total expenses	—	—	7	8	59
Net investment income (loss)	—	—	9	25	(59)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	28	21	297
Capital gains distributions	—	1	44	27	587
Total realized gain (loss) on investments
and capital gains distributions	—	1	72	48	884
Net unrealized appreciation
(depreciation) of investments	—	—	43	79	502
Net realized and unrealized gain (loss)
on investments	—	1	115	127	1,386
Net increase (decrease) in net assets
resulting from operations	$—	$1	$124	$152	$1,327
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares
Net investment income (loss)
Investment Income:
Dividends	$2	$2	$—	$1	$—
Expenses:
Mortality and expense risks and other charges	2	3	—	1	1
Total expenses	2	3	—	1	1
Net investment income (loss)	—	(1)	—	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	9	—	1	1
Capital gains distributions	—	16	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	1	25	—	1	2
Net unrealized appreciation
(depreciation) of investments	20	38	—	14	13
Net realized and unrealized gain (loss)
on investments	21	63	—	15	15
Net increase (decrease) in net assets
resulting from operations	$21	$62	$—	$15	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund
Net investment income (loss)
Investment Income:
Dividends	$17	$23	$9	$3	$1
Expenses:
Mortality and expense risks and other charges	11	8	5	5	5
Total expenses	11	8	5	5	5
Net investment income (loss)	6	15	4	(2)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	(24)	4	4	1
Capital gains distributions	11	1	—	29	42
Total realized gain (loss) on investments
and capital gains distributions	36	(23)	4	33	43
Net unrealized appreciation
(depreciation) of investments	107	22	88	33	51
Net realized and unrealized gain (loss)
on investments	143	(1)	92	66	94
Net increase (decrease) in net assets
resulting from operations	$149	$14	$96	$64	$90

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$—	$13	$1	$—	$1
Expenses:
Mortality and expense risks and other charges	143	7	—	1	—
Total expenses	143	7	—	1	—
Net investment income (loss)	(143)	6	1	(1)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	721	(12)	—	(29)	—
Capital gains distributions	1,657	—	3	—	—
Total realized gain (loss) on investments
and capital gains distributions	2,378	(12)	3	(29)	—
Net unrealized appreciation
(depreciation) of investments	(1,020)	9	—	64	—
Net realized and unrealized gain (loss)
on investments	1,358	(3)	3	35	—
Net increase (decrease) in net assets
resulting from operations	$1,215	$3	$4	$34	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment Income:
Dividends	$123	$8	$—	$2	$504
Expenses:
Mortality and expense risks and other charges	33	7	8	3	846
Total expenses	33	7	8	3	846
Net investment income (loss)	90	1	(8)	(1)	(342)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(26)	35	(193)	(1)	5,498
Capital gains distributions	—	16	123	20	8,115
Total realized gain (loss) on investments
and capital gains distributions	(26)	51	(70)	19	13,613
Net unrealized appreciation
(depreciation) of investments	(18)	1	131	3	(8,151)
Net realized and unrealized gain (loss)
on investments	(44)	52	61	22	5,462
Net increase (decrease) in net assets
resulting from operations	$46	$53	$53	$21	$5,120

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3
Net investment income (loss)
Investment Income:
Dividends	$—	$1	$292	$365	$—
Expenses:
Mortality and expense risks and other charges	—	1	—	172	1
Total expenses	—	1	—	172	1
Net investment income (loss)	—	—	292	193	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	3	(15)	(49)	—
Capital gains distributions	—	4	—	—	10
Total realized gain (loss) on investments
and capital gains distributions	—	7	(15)	(49)	10
Net unrealized appreciation
(depreciation) of investments	—	14	157	253	8
Net realized and unrealized gain (loss)
on investments	—	21	142	204	18
Net increase (decrease) in net assets
resulting from operations	$—	$21	$434	$397	$17

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Institutional Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3
Net investment income (loss)
Investment Income:
Dividends	$9	$—	$19	$59	$2
Expenses:
Mortality and expense risks and other charges	5	6	—	130	9
Total expenses	5	6	—	130	9
Net investment income (loss)	4	(6)	19	(71)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	30	17	199	41
Capital gains distributions	6	60	126	730	98
Total realized gain (loss) on investments
and capital gains distributions	16	90	143	929	139
Net unrealized appreciation
(depreciation) of investments	81	6	158	1,266	314
Net realized and unrealized gain (loss)
on investments	97	96	301	2,195	453
Net increase (decrease) in net assets
resulting from operations	$101	$90	$320	$2,124	$446

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$749	$10	$53	$—	$795
Expenses:
Mortality and expense risks and other charges	1,372	4	24	1	2,442
Total expenses	1,372	4	24	1	2,442
Net investment income (loss)	(623)	6	29	(1)	(1,647)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,570	3	16	1	10,940
Capital gains distributions	9,168	10	71	6	—
Total realized gain (loss) on investments
and capital gains distributions	14,738	13	87	7	10,940
Net unrealized appreciation
(depreciation) of investments	25,225	145	224	9	57,411
Net realized and unrealized gain (loss)
on investments	39,963	158	311	16	68,351
Net increase (decrease) in net assets
resulting from operations	$39,340	$164	$340	$15	$66,704

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$289	$1	$6	$4	$6
Expenses:
Mortality and expense risks and other charges	196	—	1	4	5
Total expenses	196	—	1	4	5
Net investment income (loss)	93	1	5	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	450	(1)	(2)	2	25
Capital gains distributions	—	—	—	—	13
Total realized gain (loss) on investments
and capital gains distributions	450	(1)	(2)	2	38
Net unrealized appreciation
(depreciation) of investments	12,147	6	11	76	111
Net realized and unrealized gain (loss)
on investments	12,597	5	9	78	149
Net increase (decrease) in net assets
resulting from operations	$12,690	$6	$14	$78	$150

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net investment income (loss)
Investment Income:
Dividends	$7	$1	$248	$—	$2
Expenses:
Mortality and expense risks and other charges	4	1	249	—	2
Total expenses	4	1	249	—	2
Net investment income (loss)	3	—	(1)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	2	180	—	1
Capital gains distributions	39	1	1,522	2	—
Total realized gain (loss) on investments
and capital gains distributions	47	3	1,702	2	1
Net unrealized appreciation
(depreciation) of investments	(1)	6	1,862	2	73
Net realized and unrealized gain (loss)
on investments	46	9	3,564	4	74
Net increase (decrease) in net assets
resulting from operations	$49	$9	$3,563	$4	$74

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares	Pax Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Net investment income (loss)
Investment Income:
Dividends	$2	$381	$234	$110	$2,080
Expenses:
Mortality and expense risks and other charges	1	222	410	14	702
Total expenses	1	222	410	14	702
Net investment income (loss)	1	159	(176)	96	1,378

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	340	860	(19)	(3,526)
Capital gains distributions	—	1,708	3,813	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	2,048	4,673	(19)	(3,526)
Net unrealized appreciation
(depreciation) of investments	4	1,891	(77)	(62)	4,661
Net realized and unrealized gain (loss)
on investments	4	3,939	4,596	(81)	1,135
Net increase (decrease) in net assets
resulting from operations	$5	$4,098	$4,420	$15	$2,513

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$247	$55	$21	$—	$—
Expenses:
Mortality and expense risks and other charges	122	9	4	76	—
Total expenses	122	9	4	76	—
Net investment income (loss)	125	46	17	(76)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	122	(35)	(10)	121	—
Capital gains distributions	563	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	685	(35)	(10)	121	—
Net unrealized appreciation
(depreciation) of investments	1,156	66	25	2,064	—
Net realized and unrealized gain (loss)
on investments	1,841	31	15	2,185	—
Net increase (decrease) in net assets
resulting from operations	$1,966	$77	$32	$2,109	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4	Royce Total Return Fund - K Class
Net investment income (loss)
Investment Income:
Dividends	$905	$2	$129	$1	$—
Expenses:
Mortality and expense risks and other charges	183	1	92	—	—
Total expenses	183	1	92	—	—
Net investment income (loss)	722	1	37	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(405)	(3)	414	23	—
Capital gains distributions	—	2	644	—	—
Total realized gain (loss) on investments
and capital gains distributions	(405)	(1)	1,058	23	—
Net unrealized appreciation
(depreciation) of investments	886	9	533	(10)	—
Net realized and unrealized gain (loss)
on investments	481	8	1,591	13	—
Net increase (decrease) in net assets
resulting from operations	$1,203	$9	$1,628	$14	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class
Net investment income (loss)
Investment Income:
Dividends	$51	$—	$56	$6	$4
Expenses:
Mortality and expense risks and other charges	46	194	—	6	3
Total expenses	46	194	—	6	3
Net investment income (loss)	5	(194)	56	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	127	409	108	79	2
Capital gains distributions	232	997	2,058	60	23
Total realized gain (loss) on investments
and capital gains distributions	359	1,406	2,166	139	25
Net unrealized appreciation
(depreciation) of investments	287	3,104	3,551	(21)	29
Net realized and unrealized gain (loss)
on investments	646	4,510	5,717	118	54
Net increase (decrease) in net assets
resulting from operations	$651	$4,316	$5,773	$118	$55

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$154	$7	$985	$4,222	$1
Expenses:
Mortality and expense risks and other charges	60	4	125	1,203	1
Total expenses	60	4	125	1,203	1
Net investment income (loss)	94	3	860	3,019	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(41)	(7)	(247)	(1,400)	3
Capital gains distributions	—	—	—	—	4
Total realized gain (loss) on investments
and capital gains distributions	(41)	(7)	(247)	(1,400)	7
Net unrealized appreciation
(depreciation) of investments	61	83	(29)	244	3
Net realized and unrealized gain (loss)
on investments	20	76	(276)	(1,156)	10
Net increase (decrease) in net assets
resulting from operations	$114	$79	$584	$1,863	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Thornburg International Value Fund - Class R4	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio
Net investment income (loss)
Investment Income:
Dividends	$—	$168	$—	$3	$5
Expenses:
Mortality and expense risks and other charges	—	—	146	1	2
Total expenses	—	—	146	1	2
Net investment income (loss)	—	168	(146)	2	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	30	1,046	—	10
Capital gains distributions	—	708	—	10	6
Total realized gain (loss) on investments
and capital gains distributions	—	738	1,046	10	16
Net unrealized appreciation
(depreciation) of investments	—	237	160	1	11
Net realized and unrealized gain (loss)
on investments	—	975	1,206	11	27
Net increase (decrease) in net assets
resulting from operations	$—	$1,143	$1,060	$13	$30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$18	$—	$6,459
Expenses:
Mortality and expense risks and other charges	—	2	31	—	2,699
Total expenses	—	2	31	—	2,699
Net investment income (loss)	—	(2)	(13)	—	3,760

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	9	14	—	4,327
Capital gains distributions	2	18	83	3	—
Total realized gain (loss) on investments
and capital gains distributions	2	27	97	3	4,327
Net unrealized appreciation
(depreciation) of investments	6	3	280	2	23,883
Net realized and unrealized gain (loss)
on investments	8	30	377	5	28,210
Net increase (decrease) in net assets
resulting from operations	$8	$28	$364	$5	$31,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Large-Cap Growth Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$2	$23	$—	$16	$76
Expenses:
Mortality and expense risks and other charges	1	5	2	5	28
Total expenses	1	5	2	5	28
Net investment income (loss)	1	18	(2)	11	48

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	9	1	—	(56)
Capital gains distributions	11	127	13	—	—
Total realized gain (loss) on investments
and capital gains distributions	12	136	14	—	(56)
Net unrealized appreciation
(depreciation) of investments	—	(121)	36	(5)	31
Net realized and unrealized gain (loss)
on investments	12	15	50	(5)	(25)
Net increase (decrease) in net assets
resulting from operations	$13	$33	$48	$6	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$23	$15,362	$83	$63	$3
Expenses:
Mortality and expense risks and other charges	5	4,009	9	28	—
Total expenses	5	4,009	9	28	—
Net investment income (loss)	18	11,353	74	35	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	5,011	(3)	274	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	5,011	(3)	274	—
Net unrealized appreciation
(depreciation) of investments	12	2,122	44	161	—
Net realized and unrealized gain (loss)
on investments	12	7,133	41	435	—
Net increase (decrease) in net assets
resulting from operations	$30	$18,486	$115	$470	$3
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$2,549	$1,497	$—	$3,088	$38
Expenses:
Mortality and expense risks and other charges	234	221	—	4,297	36
Total expenses	234	221	—	4,297	36
Net investment income (loss)	2,315	1,276	—	(1,209)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(318)	(274)	3	10,957	3
Capital gains distributions	—	—	10	33,897	659
Total realized gain (loss) on investments
and capital gains distributions	(318)	(274)	13	44,854	662
Net unrealized appreciation
(depreciation) of investments	4	110	20	76,907	1,601
Net realized and unrealized gain (loss)
on investments	(314)	(164)	33	121,761	2,263
Net increase (decrease) in net assets
resulting from operations	$2,001	$1,112	$33	$120,552	$2,265

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$—	$8,064	$36	$—	$136
Expenses:
Mortality and expense risks and other charges	—	3,152	9	—	120
Total expenses	—	3,152	9	—	120
Net investment income (loss)	—	4,912	27	—	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	13,360	8	—	818
Capital gains distributions	—	—	—	—	769
Total realized gain (loss) on investments
and capital gains distributions	—	13,360	8	—	1,587
Net unrealized appreciation
(depreciation) of investments	2	20,678	162	—	847
Net realized and unrealized gain (loss)
on investments	2	34,038	170	—	2,434
Net increase (decrease) in net assets
resulting from operations	$2	$38,950	$197	$—	$2,450

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$3	$485	$—	$1	$3,088
Expenses:
Mortality and expense risks and other charges	4	140	—	—	682
Total expenses	4	140	—	—	682
Net investment income (loss)	(1)	345	—	1	2,406

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23	80	(2)	(1)	3,517
Capital gains distributions	26	1,232	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	49	1,312	(2)	(1)	3,517
Net unrealized appreciation
(depreciation) of investments	28	3,094	3	3	1,779
Net realized and unrealized gain (loss)
on investments	77	4,406	1	2	5,296
Net increase (decrease) in net assets
resulting from operations	$76	$4,751	$1	$3	$7,702

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$2	$46	$1,183	$150	$180
Expenses:
Mortality and expense risks and other charges	—	19	505	76	256
Total expenses	—	19	505	76	256
Net investment income (loss)	2	27	678	74	(76)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	177	5,102	(6,364)	(7,752)
Capital gains distributions	—	—	—	6,690	11,208
Total realized gain (loss) on investments
and capital gains distributions	8	177	5,102	326	3,456
Net unrealized appreciation
(depreciation) of investments	(6)	(119)	(3,432)	2,708	1,594
Net realized and unrealized gain (loss)
on investments	2	58	1,670	3,034	5,050
Net increase (decrease) in net assets
resulting from operations	$4	$85	$2,348	$3,108	$4,974

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$671	$632	$1	$90	$106
Expenses:
Mortality and expense risks and other charges	132	283	1	185	233
Total expenses	132	283	1	185	233
Net investment income (loss)	539	349	—	(95)	(127)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(292)	695	2	(1,871)	(345)
Capital gains distributions	1,595	1,675	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,303	2,370	2	(1,871)	(345)
Net unrealized appreciation
(depreciation) of investments	2,001	1,100	92	7,958	8,181
Net realized and unrealized gain (loss)
on investments	3,304	3,470	94	6,087	7,836
Net increase (decrease) in net assets
resulting from operations	$3,843	$3,819	$94	$5,992	$7,709

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$—	$290	$141	$1	$5
Expenses:
Mortality and expense risks and other charges	—	185	293	—	2
Total expenses	—	185	293	—	2
Net investment income (loss)	—	105	(152)	1	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	757	542	1	—
Capital gains distributions	2	2,188	1,624	4	23
Total realized gain (loss) on investments
and capital gains distributions	2	2,945	2,166	5	23
Net unrealized appreciation
(depreciation) of investments	3	2,947	2,142	8	37
Net realized and unrealized gain (loss)
on investments	5	5,892	4,308	13	60
Net increase (decrease) in net assets
resulting from operations	$5	$5,997	$4,156	$14	$63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$4,479	$9,586	$20	$2,124	$1
Expenses:
Mortality and expense risks and other charges	1,327	7,196	4	801	—
Total expenses	1,327	7,196	4	801	—
Net investment income (loss)	3,152	2,390	16	1,323	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,686	17,819	57	4,526	5
Capital gains distributions	14,080	36,731	99	7,773	—
Total realized gain (loss) on investments
and capital gains distributions	15,766	54,550	156	12,299	5
Net unrealized appreciation
(depreciation) of investments	21,542	43,710	11	1,204	17
Net realized and unrealized gain (loss)
on investments	37,308	98,260	167	13,503	22
Net increase (decrease) in net assets
resulting from operations	$40,460	$100,650	$183	$14,826	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$92	$14	$88	$1,288	$3
Expenses:
Mortality and expense risks and other charges	80	6	56	1,494	1
Total expenses	80	6	56	1,494	1
Net investment income (loss)	12	8	32	(206)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	387	(53)	(303)	—	5
Capital gains distributions	—	5	37	48	6
Total realized gain (loss) on investments
and capital gains distributions	387	(48)	(266)	48	11
Net unrealized appreciation
(depreciation) of investments	1,457	163	1,102	—	(5)
Net realized and unrealized gain (loss)
on investments	1,844	115	836	48	6
Net increase (decrease) in net assets
resulting from operations	$1,856	$123	$868	$(158)	$8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$3	$19	$6	$1,965	$14
Expenses:
Mortality and expense risks and other charges	2	6	1	701	3
Total expenses	2	6	1	701	3
Net investment income (loss)	1	13	5	1,264	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	38	(4)	(794)	(13)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	22	38	(4)	(794)	(13)
Net unrealized appreciation
(depreciation) of investments	75	86	24	5,879	53
Net realized and unrealized gain (loss)
on investments	97	124	20	5,085	40
Net increase (decrease) in net assets
resulting from operations	$98	$137	$25	$6,349	$51

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$176	$52	$58	$194	$74
Expenses:
Mortality and expense risks and other charges	98	27	24	120	39
Total expenses	98	27	24	120	39
Net investment income (loss)	78	25	34	74	35

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(139)	(44)	37	(141)	(33)
Capital gains distributions	198	68	83	286	128
Total realized gain (loss) on investments
and capital gains distributions	59	24	120	145	95
Net unrealized appreciation
(depreciation) of investments	1,118	383	403	1,589	652
Net realized and unrealized gain (loss)
on investments	1,177	407	523	1,734	747
Net increase (decrease) in net assets
resulting from operations	$1,255	$432	$557	$1,808	$782

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$30	$185	$35	$29	$43
Expenses:
Mortality and expense risks and other charges	14	123	21	13	28
Total expenses	14	123	21	13	28
Net investment income (loss)	16	62	14	16	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(64)	(90)	(8)	(28)	(5)
Capital gains distributions	56	330	73	66	68
Total realized gain (loss) on investments
and capital gains distributions	(8)	240	65	38	63
Net unrealized appreciation
(depreciation) of investments	386	1,769	359	396	491
Net realized and unrealized gain (loss)
on investments	378	2,009	424	434	554
Net increase (decrease) in net assets
resulting from operations	$394	$2,071	$438	$450	$569

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$17	$12	$87	$17	$20
Expenses:
Mortality and expense risks and other charges	13	4	45	6	9
Total expenses	13	4	45	6	9
Net investment income (loss)	4	8	42	11	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(3)	12	3	6
Capital gains distributions	32	24	19	4	5
Total realized gain (loss) on investments
and capital gains distributions	26	21	31	7	11
Net unrealized appreciation
(depreciation) of investments	214	169	249	57	68
Net realized and unrealized gain (loss)
on investments	240	190	280	64	79
Net increase (decrease) in net assets
resulting from operations	$244	$198	$322	$75	$90

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$8	$164	$2,644	$180	$6
Expenses:
Mortality and expense risks and other charges	2	50	1,193	72	1
Total expenses	2	50	1,193	72	1
Net investment income (loss)	6	114	1,451	108	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(163)	2,433	(507)	—
Capital gains distributions	13	205	3,751	291	11
Total realized gain (loss) on investments
and capital gains distributions	13	42	6,184	(216)	11
Net unrealized appreciation
(depreciation) of investments	44	658	10,895	1,533	57
Net realized and unrealized gain (loss)
on investments	57	700	17,079	1,317	68
Net increase (decrease) in net assets
resulting from operations	$63	$814	$18,530	$1,425	$73

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$114	$2,239	$190	$—	$72
Expenses:
Mortality and expense risks and other charges	42	1,218	93	—	33
Total expenses	42	1,218	93	—	33
Net investment income (loss)	72	1,021	97	—	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(85)	2,135	167	(2)	24
Capital gains distributions	162	3,694	349	1	145
Total realized gain (loss) on investments
and capital gains distributions	77	5,829	516	(1)	169
Net unrealized appreciation
(depreciation) of investments	735	17,394	1,643	7	622
Net realized and unrealized gain (loss)
on investments	812	23,223	2,159	6	791
Net increase (decrease) in net assets
resulting from operations	$884	$24,244	$2,256	$6	$830

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$1,198	$80	$22	$202	$14
Expenses:
Mortality and expense risks and other charges	897	54	13	168	12
Total expenses	897	54	13	168	12
Net investment income (loss)	301	26	9	34	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,579	(500)	53	(84)	17
Capital gains distributions	2,958	228	38	435	35
Total realized gain (loss) on investments
and capital gains distributions	4,537	(272)	91	351	52
Net unrealized appreciation
(depreciation) of investments	15,519	1,724	194	3,644	253
Net realized and unrealized gain (loss)
on investments	20,056	1,452	285	3,995	305
Net increase (decrease) in net assets
resulting from operations	$20,357	$1,478	$294	$4,029	$307

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$81	$18	$216	$1,290	$101
Expenses:
Mortality and expense risks and other charges	55	3	40	478	34
Total expenses	55	3	40	478	34
Net investment income (loss)	26	15	176	812	67

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(34)	12	(6)	582	80
Capital gains distributions	90	3	26	177	15
Total realized gain (loss) on investments
and capital gains distributions	56	15	20	759	95
Net unrealized appreciation
(depreciation) of investments	620	49	485	3,206	266
Net realized and unrealized gain (loss)
on investments	676	64	505	3,965	361
Net increase (decrease) in net assets
resulting from operations	$702	$79	$681	$4,777	$428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$155	$1	$466	$766	$2
Expenses:
Mortality and expense risks and other charges	69	—	164	554	1
Total expenses	69	—	164	554	1
Net investment income (loss)	86	1	302	212	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(119)	—	(151)	956	8
Capital gains distributions	—	3	1,442	2,817	44
Total realized gain (loss) on investments
and capital gains distributions	(119)	3	1,291	3,773	52
Net unrealized appreciation
(depreciation) of investments	634	4	2,217	2,961	34
Net realized and unrealized gain (loss)
on investments	515	7	3,508	6,734	86
Net increase (decrease) in net assets
resulting from operations	$601	$8	$3,810	$6,946	$87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$939	$138	$—	$20	$4
Expenses:
Mortality and expense risks and other charges	1,131	138	1	60	1
Total expenses	1,131	138	1	60	1
Net investment income (loss)	(192)	—	(1)	(40)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16,086	714	3	489	30
Capital gains distributions	13,822	805	7	265	—
Total realized gain (loss) on investments
and capital gains distributions	29,908	1,519	10	754	30
Net unrealized appreciation
(depreciation) of investments	906	1,099	6	(91)	35
Net realized and unrealized gain (loss)
on investments	30,814	2,618	16	663	65
Net increase (decrease) in net assets
resulting from operations	$30,622	$2,618	$15	$623	$68
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$776	$20	$7,047	$27	$1
Expenses:
Mortality and expense risks and other charges	649	5	3,118	10	1
Total expenses	649	5	3,118	10	1
Net investment income (loss)	127	15	3,929	17	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,538	43	5,793	3	14
Capital gains distributions	—	37	7,759	37	35
Total realized gain (loss) on investments
and capital gains distributions	5,538	80	13,552	40	49
Net unrealized appreciation
(depreciation) of investments	4,429	53	12,800	97	(4)
Net realized and unrealized gain (loss)
on investments	9,967	133	26,352	137	45
Net increase (decrease) in net assets
resulting from operations	$10,094	$148	$30,281	$154	$45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$202	$416	$3	$6,396	$13
Expenses:
Mortality and expense risks and other charges	151	658	2	5,855	14
Total expenses	151	658	2	5,855	14
Net investment income (loss)	51	(242)	1	541	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	3,385	18	18,449	30
Capital gains distributions	2,153	6,404	1	915	2
Total realized gain (loss) on investments
and capital gains distributions	2,147	9,789	19	19,364	32
Net unrealized appreciation
(depreciation) of investments	77	(1,304)	108	154,394	374
Net realized and unrealized gain (loss)
on investments	2,224	8,485	127	173,758	406
Net increase (decrease) in net assets
resulting from operations	$2,275	$8,243	$128	$174,299	$405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$1,791	$28	$1	$2,668	$5
Expenses:
Mortality and expense risks and other charges	302	3	1	4,319	8
Total expenses	302	3	1	4,319	8
Net investment income (loss)	1,489	25	—	(1,651)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(67)	(20)	10	7,875	24
Capital gains distributions	—	—	26	30,264	88
Total realized gain (loss) on investments
and capital gains distributions	(67)	(20)	36	38,139	112
Net unrealized appreciation
(depreciation) of investments	819	34	34	53,037	143
Net realized and unrealized gain (loss)
on investments	752	14	70	91,176	255
Net increase (decrease) in net assets
resulting from operations	$2,241	$39	$70	$89,525	$252

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$—	$224	$—	$4	$1,749
Expenses:
Mortality and expense risks and other charges	5	3,722	24	1	850
Total expenses	5	3,722	24	1	850
Net investment income (loss)	(5)	(3,498)	(24)	3	899

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	43	13,683	264	2	(644)
Capital gains distributions	145	43,180	405	—	—
Total realized gain (loss) on investments
and capital gains distributions	188	56,863	669	2	(644)
Net unrealized appreciation
(depreciation) of investments	178	61,520	435	40	16,369
Net realized and unrealized gain (loss)
on investments	366	118,383	1,104	42	15,725
Net increase (decrease) in net assets
resulting from operations	$361	$114,885	$1,080	$45	$16,624

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$3	$102	$740	$1,231	$1,259
Expenses:
Mortality and expense risks and other charges	1	46	280	684	596
Total expenses	1	46	280	684	596
Net investment income (loss)	2	56	460	547	663

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	182	1,494	3,541	4,761
Capital gains distributions	—	82	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	7	264	1,494	3,541	4,761
Net unrealized appreciation
(depreciation) of investments	35	485	725	6,842	2,563
Net realized and unrealized gain (loss)
on investments	42	749	2,219	10,383	7,324
Net increase (decrease) in net assets
resulting from operations	$44	$805	$2,679	$10,930	$7,987

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$19	$22,163	$5	$2,024	$251
Expenses:
Mortality and expense risks and other charges	5	13,439	3	739	141
Total expenses	5	13,439	3	739	141
Net investment income (loss)	14	8,724	2	1,285	110

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	61,293	(6)	1,159	81
Capital gains distributions	160	137,511	39	—	—
Total realized gain (loss) on investments
and capital gains distributions	195	198,804	33	1,159	81
Net unrealized appreciation
(depreciation) of investments	37	6,469	24	15,854	2,197
Net realized and unrealized gain (loss)
on investments	232	205,273	57	17,013	2,278
Net increase (decrease) in net assets
resulting from operations	$246	$213,997	$59	$18,298	$2,388

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$5,591	$2	$4,617	$1	$1,371
Expenses:
Mortality and expense risks and other charges	3,525	1	3,215	1	1,498
Total expenses	3,525	1	3,215	1	1,498
Net investment income (loss)	2,066	1	1,402	—	(127)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20,235	77	9,604	27	12,507
Capital gains distributions	6,406	3	22,195	9	13,134
Total realized gain (loss) on investments
and capital gains distributions	26,641	80	31,799	36	25,641
Net unrealized appreciation
(depreciation) of investments	45,480	(34)	8,805	(17)	(12,485)
Net realized and unrealized gain (loss)
on investments	72,121	46	40,604	19	13,156
Net increase (decrease) in net assets
resulting from operations	$74,187	$47	$42,006	$19	$13,029

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$1	$844	$—	$581	$12
Expenses:
Mortality and expense risks and other charges	1	338	—	531	4
Total expenses	1	338	—	531	4
Net investment income (loss)	—	506	—	50	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	683	—	2,041	110
Capital gains distributions	16	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	70	683	—	2,041	110
Net unrealized appreciation
(depreciation) of investments	(51)	6,285	2	11,459	236
Net realized and unrealized gain (loss)
on investments	19	6,968	2	13,500	346
Net increase (decrease) in net assets
resulting from operations	$19	$7,474	$2	$13,550	$354

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$1,740	$6	$13	$281	$96
Expenses:
Mortality and expense risks and other charges	814	4	7	149	140
Total expenses	814	4	7	149	140
Net investment income (loss)	926	2	6	132	(44)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,318	18	19	558	849
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	4,318	18	19	558	849
Net unrealized appreciation
(depreciation) of investments	15,926	60	45	1,028	2,188
Net realized and unrealized gain (loss)
on investments	20,244	78	64	1,586	3,037
Net increase (decrease) in net assets
resulting from operations	$21,170	$80	$70	$1,718	$2,993

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$2,061	$669	$583	$1	$375
Expenses:
Mortality and expense risks and other charges	916	482	1,595	1	138
Total expenses	916	482	1,595	1	138
Net investment income (loss)	1,145	187	(1,012)	—	237

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,631	840	3,829	36	(27)
Capital gains distributions	9,445	4,285	17,921	44	44
Total realized gain (loss) on investments
and capital gains distributions	11,076	5,125	21,750	80	17
Net unrealized appreciation
(depreciation) of investments	9,232	2,365	(3,767)	(45)	126
Net realized and unrealized gain (loss)
on investments	20,308	7,490	17,983	35	143
Net increase (decrease) in net assets
resulting from operations	$21,453	$7,677	$16,971	$35	$380

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International
Net investment income (loss)
Investment Income:
Dividends	$208	$—	$48	$—	$525
Expenses:
Mortality and expense risks and other charges	1,626	6	596	—	340
Total expenses	1,626	6	596	—	340
Net investment income (loss)	(1,418)	(6)	(548)	—	185

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(132)	(26)	1,224	1	(702)
Capital gains distributions	8,351	66	3,582	6	319
Total realized gain (loss) on investments
and capital gains distributions	8,219	40	4,806	7	(383)
Net unrealized appreciation
(depreciation) of investments	32,735	199	5,890	11	12,473
Net realized and unrealized gain (loss)
on investments	40,954	239	10,696	18	12,090
Net increase (decrease) in net assets
resulting from operations	$39,536	$233	$10,148	$18	$12,275

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$117	$—	$44	$3,238	$—
Expenses:
Mortality and expense risks and other charges	585	537	15	1,706	1
Total expenses	585	537	15	1,706	1
Net investment income (loss)	(468)	(537)	29	1,532	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,004)	(1,392)	44	2,341	(26)
Capital gains distributions	8,895	11,555	157	10,035	37
Total realized gain (loss) on investments
and capital gains distributions	6,891	10,163	201	12,376	11
Net unrealized appreciation
(depreciation) of investments	8,579	3,010	255	15,620	7
Net realized and unrealized gain (loss)
on investments	15,470	13,173	456	27,996	18
Net increase (decrease) in net assets
resulting from operations	$15,002	$12,636	$485	$29,528	$17

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2017
(Dollars in thousands)

	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$—	$1,163
Expenses:
Mortality and expense risks and other charges	6	1,350
Total expenses	6	1,350
Net investment income (loss)	(6)	(187)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	42	4,531
Capital gains distributions	—	5,344
Total realized gain (loss) on investments
and capital gains distributions	42	9,875
Net unrealized appreciation
(depreciation) of investments	45	1,822
Net realized and unrealized gain (loss)
on investments	87	11,697
Net increase (decrease) in net assets
resulting from operations	$81	$11,510

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5
Net assets at January 1, 2016	$169	$484	$2,052	$47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(2)	118	2
Total realized gain (loss) on investments
and capital gains distributions	15	59	(26)	(1)
Net unrealized appreciation (depreciation)
of investments	—	2	133	4
Net increase (decrease) in net assets resulting from
operations	17	59	225	5
Changes from principal transactions:
Total unit transactions	(8)	112	4,616	30
Increase (decrease) in net assets derived from
principal transactions	(8)	112	4,616	30
Total increase (decrease) in net assets	9	171	4,841	35
Net assets at December 31, 2016	178	655	6,893	82

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	150	4
Total realized gain (loss) on investments
and capital gains distributions	31	85	73	—
Net unrealized appreciation (depreciation)
of investments	(1)	12	1,911	—
Net increase (decrease) in net assets resulting from
operations	29	98	2,134	4
Changes from principal transactions:
Total unit transactions	(16)	(131)	3,372	70
Increase (decrease) in net assets derived from
principal transactions	(16)	(131)	3,372	70
Total increase (decrease) in net assets	13	(33)	5,506	74
Net assets at December 31, 2017	$191	$622	$12,399	$156

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net assets at January 1, 2016	$3,609	$75	$453	$11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(1)	4	—
Total realized gain (loss) on investments
and capital gains distributions	350	—	1	(1)
Net unrealized appreciation (depreciation)
of investments	65	7	(13)	3
Net increase (decrease) in net assets resulting from
operations	390	6	(8)	2
Changes from principal transactions:
Total unit transactions	(208)	(9)	102	(1)
Increase (decrease) in net assets derived from
principal transactions	(208)	(9)	102	(1)
Total increase (decrease) in net assets	182	(3)	94	1
Net assets at December 31, 2016	3,791	72	547	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)	(1)	7	—
Total realized gain (loss) on investments
and capital gains distributions	510	9	16	1
Net unrealized appreciation (depreciation)
of investments	43	11	108	1
Net increase (decrease) in net assets resulting from
operations	518	19	131	2
Changes from principal transactions:
Total unit transactions	(360)	11	8	1
Increase (decrease) in net assets derived from
principal transactions	(360)	11	8	1
Total increase (decrease) in net assets	158	30	139	3
Net assets at December 31, 2017	$3,949	$102	$686	$15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2016	$258	$153	$830	$9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	10	(5)	1
Total realized gain (loss) on investments
and capital gains distributions	(13)	(3)	(81)	(1)
Net unrealized appreciation (depreciation)
of investments	(15)	14	181	7
Net increase (decrease) in net assets resulting from
operations	(30)	21	95	7
Changes from principal transactions:
Total unit transactions	(38)	95	(208)	24
Increase (decrease) in net assets derived from
principal transactions	(38)	95	(208)	24
Total increase (decrease) in net assets	(68)	116	(113)	31
Net assets at December 31, 2016	190	269	717	40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	14	(1)	2
Total realized gain (loss) on investments
and capital gains distributions	(37)	(1)	72	1
Net unrealized appreciation (depreciation)
of investments	52	4	(13)	(1)
Net increase (decrease) in net assets resulting from
operations	14	17	58	2
Changes from principal transactions:
Total unit transactions	(95)	119	(14)	80
Increase (decrease) in net assets derived from
principal transactions	(95)	119	(14)	80
Total increase (decrease) in net assets	(81)	136	44	82
Net assets at December 31, 2017	$109	$405	$761	$122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Responsible Investing Fund - Class A
Net assets at January 1, 2016	$305	$26,133	$33,322	$3,708

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(249)	(95)	(39)
Total realized gain (loss) on investments
and capital gains distributions	(23)	3,465	3,369	215
Net unrealized appreciation (depreciation)
of investments	64	(2,957)	(360)	(136)
Net increase (decrease) in net assets resulting from
operations	40	259	2,914	40
Changes from principal transactions:
Total unit transactions	(27)	(2,876)	(3,033)	(104)
Increase (decrease) in net assets derived from
principal transactions	(27)	(2,876)	(3,033)	(104)
Total increase (decrease) in net assets	13	(2,617)	(119)	(64)
Net assets at December 31, 2016	318	23,516	33,203	3,644

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(265)	(2)	(48)
Total realized gain (loss) on investments
and capital gains distributions	14	4,904	2,625	875
Net unrealized appreciation (depreciation)
of investments	26	1,554	1,127	179
Net increase (decrease) in net assets resulting from
operations	38	6,193	3,750	1,006
Changes from principal transactions:
Total unit transactions	(204)	(1,151)	(3,686)	894
Increase (decrease) in net assets derived from
principal transactions	(204)	(1,151)	(3,686)	894
Total increase (decrease) in net assets	(166)	5,042	64	1,900
Net assets at December 31, 2017	$152	$28,558	$33,267	$5,544
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net assets at January 1, 2016	$1,225	$247	$26	$535

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	4	—	3
Total realized gain (loss) on investments
and capital gains distributions	(54)	11	6	(60)
Net unrealized appreciation (depreciation)
of investments	72	23	(4)	157
Net increase (decrease) in net assets resulting from
operations	12	38	2	100
Changes from principal transactions:
Total unit transactions	(756)	8	(22)	(89)
Increase (decrease) in net assets derived from
principal transactions	(756)	8	(22)	(89)
Total increase (decrease) in net assets	(744)	46	(20)	11
Net assets at December 31, 2016	481	293	6	546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	3	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	122	80	—	5
Net unrealized appreciation (depreciation)
of investments	28	(40)	1	31
Net increase (decrease) in net assets resulting from
operations	146	43	1	35
Changes from principal transactions:
Total unit transactions	(524)	(5)	—	(196)
Increase (decrease) in net assets derived from
principal transactions	(524)	(5)	—	(196)
Total increase (decrease) in net assets	(378)	38	1	(161)
Net assets at December 31, 2017	$103	$331	$7	$385

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class
Net assets at January 1, 2016	$37,723	$64,741	$5,103	$118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(121)	264	38	—
Total realized gain (loss) on investments
and capital gains distributions	5,475	3,961	497	4
Net unrealized appreciation (depreciation)
of investments	(2,994)	1,005	(190)	32
Net increase (decrease) in net assets resulting from
operations	2,360	5,230	345	36
Changes from principal transactions:
Total unit transactions	(2,533)	(2,023)	(1,089)	58
Increase (decrease) in net assets derived from
principal transactions	(2,533)	(2,023)	(1,089)	58
Total increase (decrease) in net assets	(173)	3,207	(744)	94
Net assets at December 31, 2016	37,550	67,948	4,359	212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(207)	(307)	29	(1)
Total realized gain (loss) on investments
and capital gains distributions	6,080	7,096	465	34
Net unrealized appreciation (depreciation)
of investments	4,267	6,548	47	(10)
Net increase (decrease) in net assets resulting from
operations	10,140	13,337	541	23
Changes from principal transactions:
Total unit transactions	(1,131)	(5,297)	(1,944)	68
Increase (decrease) in net assets derived from
principal transactions	(1,131)	(5,297)	(1,944)	68
Total increase (decrease) in net assets	9,009	8,040	(1,403)	91
Net assets at December 31, 2017	$46,559	$75,988	$2,956	$303

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4
Net assets at January 1, 2016	$24,336	$9,398	$1,374	$72,172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	223	87	11	592
Total realized gain (loss) on investments
and capital gains distributions	(775)	842	68	5,052
Net unrealized appreciation (depreciation)
of investments	1,465	138	73	2,998
Net increase (decrease) in net assets resulting from
operations	913	1,067	152	8,642
Changes from principal transactions:
Total unit transactions	(861)	(859)	(44)	3,914
Increase (decrease) in net assets derived from
principal transactions	(861)	(859)	(44)	3,914
Total increase (decrease) in net assets	52	208	108	12,556
Net assets at December 31, 2016	24,388	9,606	1,482	84,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	419	99	6	602
Total realized gain (loss) on investments
and capital gains distributions	(1,059)	1,114	225	9,003
Net unrealized appreciation (depreciation)
of investments	1,204	557	69	10,069
Net increase (decrease) in net assets resulting from
operations	564	1,770	300	19,674
Changes from principal transactions:
Total unit transactions	6,978	(374)	(745)	7,195
Increase (decrease) in net assets derived from
principal transactions	6,978	(374)	(745)	7,195
Total increase (decrease) in net assets	7,542	1,396	(445)	26,869
Net assets at December 31, 2017	$31,930	$11,002	$1,037	$111,597

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net assets at January 1, 2016	$3,156	$33,918	$551	$11,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	(175)	(1)	(74)
Total realized gain (loss) on investments
and capital gains distributions	156	61	31	(56)
Net unrealized appreciation (depreciation)
of investments	277	6,985	20	1,479
Net increase (decrease) in net assets resulting from
operations	503	6,871	50	1,349
Changes from principal transactions:
Total unit transactions	1,000	(2,360)	(95)	(1,739)
Increase (decrease) in net assets derived from
principal transactions	1,000	(2,360)	(95)	(1,739)
Total increase (decrease) in net assets	1,503	4,511	(45)	(390)
Net assets at December 31, 2016	4,659	38,429	506	11,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	(330)	—	(38)
Total realized gain (loss) on investments
and capital gains distributions	352	1,608	50	285
Net unrealized appreciation (depreciation)
of investments	533	2,396	19	1,259
Net increase (decrease) in net assets resulting from
operations	991	3,674	69	1,506
Changes from principal transactions:
Total unit transactions	2,296	(7,217)	(46)	(1,752)
Increase (decrease) in net assets derived from
principal transactions	2,296	(7,217)	(46)	(1,752)
Total increase (decrease) in net assets	3,287	(3,543)	23	(246)
Net assets at December 31, 2017	$7,946	$34,886	$529	$11,013

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net assets at January 1, 2016	$14,558	$1,273	$171	$12,497

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	17	(5)	(134)
Total realized gain (loss) on investments
and capital gains distributions	227	109	4	(915)
Net unrealized appreciation (depreciation)
of investments	(1,665)	65	(54)	234
Net increase (decrease) in net assets resulting from
operations	(1,434)	191	(55)	(815)
Changes from principal transactions:
Total unit transactions	(2,105)	(101)	1,112	676
Increase (decrease) in net assets derived from
principal transactions	(2,105)	(101)	1,112	676
Total increase (decrease) in net assets	(3,539)	90	1,057	(139)
Net assets at December 31, 2016	11,019	1,363	1,228	12,358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	8	(23)	(174)
Total realized gain (loss) on investments
and capital gains distributions	178	85	153	343
Net unrealized appreciation (depreciation)
of investments	2,986	57	281	3,050
Net increase (decrease) in net assets resulting from
operations	3,131	150	411	3,219
Changes from principal transactions:
Total unit transactions	(1,149)	(593)	2,038	4,987
Increase (decrease) in net assets derived from
principal transactions	(1,149)	(593)	2,038	4,987
Total increase (decrease) in net assets	1,982	(443)	2,449	8,206
Net assets at December 31, 2017	$13,001	$920	$3,677	$20,564

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net assets at January 1, 2016	$66	$12,705	$10,093	$49,166

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(87)	75	382
Total realized gain (loss) on investments
and capital gains distributions	4	123	55	1,505
Net unrealized appreciation (depreciation)
of investments	15	2,520	44	1,345
Net increase (decrease) in net assets resulting from
operations	19	2,556	174	3,232
Changes from principal transactions:
Total unit transactions	51	213	(134)	(2,642)
Increase (decrease) in net assets derived from
principal transactions	51	213	(134)	(2,642)
Total increase (decrease) in net assets	70	2,769	40	590
Net assets at December 31, 2016	136	15,474	10,133	49,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	4	92	458
Total realized gain (loss) on investments
and capital gains distributions	26	1,668	(5)	1,059
Net unrealized appreciation (depreciation)
of investments	(12)	(651)	134	3,606
Net increase (decrease) in net assets resulting from
operations	15	1,021	221	5,123
Changes from principal transactions:
Total unit transactions	62	(1,955)	123	(5,169)
Increase (decrease) in net assets derived from
principal transactions	62	(1,955)	123	(5,169)
Total increase (decrease) in net assets	77	(934)	344	(46)
Net assets at December 31, 2017	$213	$14,540	$10,477	$49,710

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A
Net assets at January 1, 2016	$330	$850	$7,976	$47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	14	163	—
Total realized gain (loss) on investments
and capital gains distributions	(3)	70	620	5
Net unrealized appreciation (depreciation)
of investments	(14)	(39)	(537)	—
Net increase (decrease) in net assets resulting from
operations	30	45	246	5
Changes from principal transactions:
Total unit transactions	2,506	(125)	851	(9)
Increase (decrease) in net assets derived from
principal transactions	2,506	(125)	851	(9)
Total increase (decrease) in net assets	2,536	(80)	1,097	(4)
Net assets at December 31, 2016	2,866	770	9,073	43

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	8	144	—
Total realized gain (loss) on investments
and capital gains distributions	116	124	22	10
Net unrealized appreciation (depreciation)
of investments	226	27	366	1
Net increase (decrease) in net assets resulting from
operations	434	159	532	11
Changes from principal transactions:
Total unit transactions	1,037	(259)	(548)	9
Increase (decrease) in net assets derived from
principal transactions	1,037	(259)	(548)	9
Total increase (decrease) in net assets	1,471	(100)	(16)	20
Net assets at December 31, 2017	$4,337	$670	$9,057	$63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2016	$7	$8,510	$2	$306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	(3)	141	—	(9)
Net unrealized appreciation (depreciation)
of investments	3	877	—	54
Net increase (decrease) in net assets resulting from
operations	—	1,013	—	43
Changes from principal transactions:
Total unit transactions	(6)	(821)	—	(51)
Increase (decrease) in net assets derived from
principal transactions	(6)	(821)	—	(51)
Total increase (decrease) in net assets	(6)	192	—	(8)
Net assets at December 31, 2016	1	8,702	2	298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	18	—	2
Total realized gain (loss) on investments
and capital gains distributions	1	1,162	—	42
Net unrealized appreciation (depreciation)
of investments	—	(157)	—	9
Net increase (decrease) in net assets resulting from
operations	1	1,023	—	53
Changes from principal transactions:
Total unit transactions	1	(674)	—	—
Increase (decrease) in net assets derived from
principal transactions	1	(674)	—	—
Total increase (decrease) in net assets	2	349	—	53
Net assets at December 31, 2017	$3	$9,051	$2	$351

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A
Net assets at January 1, 2016	$1	$4,464	$1,410	$989

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	101	1	1
Total realized gain (loss) on investments
and capital gains distributions	—	(24)	1,277	(54)
Net unrealized appreciation (depreciation)
of investments	1	38	(1,452)	420
Net increase (decrease) in net assets resulting from
operations	1	115	(174)	367
Changes from principal transactions:
Total unit transactions	48	(369)	3,365	1,312
Increase (decrease) in net assets derived from
principal transactions	48	(369)	3,365	1,312
Total increase (decrease) in net assets	49	(254)	3,191	1,679
Net assets at December 31, 2016	50	4,210	4,601	2,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	39	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	4	(136)	(16)	372
Net unrealized appreciation (depreciation)
of investments	5	186	2,193	(20)
Net increase (decrease) in net assets resulting from
operations	9	89	2,177	336
Changes from principal transactions:
Total unit transactions	(9)	(4,299)	2,586	1,016
Increase (decrease) in net assets derived from
principal transactions	(9)	(4,299)	2,586	1,016
Total increase (decrease) in net assets	—	(4,210)	4,763	1,352
Net assets at December 31, 2017	$50	$—	$9,364	$4,020

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class
Net assets at January 1, 2016	$27	$34	$186	$2,412

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	7	10	65
Total realized gain (loss) on investments
and capital gains distributions	(3)	3	1	240
Net unrealized appreciation (depreciation)
of investments	4	(15)	23	1,326
Net increase (decrease) in net assets resulting from
operations	1	(5)	34	1,631
Changes from principal transactions:
Total unit transactions	(13)	496	503	4,927
Increase (decrease) in net assets derived from
principal transactions	(13)	496	503	4,927
Total increase (decrease) in net assets	(12)	491	537	6,558
Net assets at December 31, 2016	15	525	723	8,970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	15	30	141
Total realized gain (loss) on investments
and capital gains distributions	3	(4)	16	662
Net unrealized appreciation (depreciation)
of investments	2	6	310	344
Net increase (decrease) in net assets resulting from
operations	5	17	356	1,147
Changes from principal transactions:
Total unit transactions	11	128	673	3,375
Increase (decrease) in net assets derived from
principal transactions	11	128	673	3,375
Total increase (decrease) in net assets	16	145	1,029	4,522
Net assets at December 31, 2017	$31	$670	$1,752	$13,492

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Net assets at January 1, 2016	$331	$328	$783	$88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	7	1
Total realized gain (loss) on investments
and capital gains distributions	11	5	143	(16)
Net unrealized appreciation (depreciation)
of investments	12	36	(72)	19
Net increase (decrease) in net assets resulting from
operations	25	43	78	4
Changes from principal transactions:
Total unit transactions	(165)	(71)	(101)	(90)
Increase (decrease) in net assets derived from
principal transactions	(165)	(71)	(101)	(90)
Total increase (decrease) in net assets	(140)	(28)	(23)	(86)
Net assets at December 31, 2016	191	300	760	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	6	—
Total realized gain (loss) on investments
and capital gains distributions	9	36	189	—
Net unrealized appreciation (depreciation)
of investments	34	5	(44)	—
Net increase (decrease) in net assets resulting from
operations	44	42	151	—
Changes from principal transactions:
Total unit transactions	(81)	(183)	(174)	—
Increase (decrease) in net assets derived from
principal transactions	(81)	(183)	(174)	—
Total increase (decrease) in net assets	(37)	(141)	(23)	—
Net assets at December 31, 2017	$154	$159	$737	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I
Net assets at January 1, 2016	$6,273	$281,909	$—	$1,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	1,061	—	(8)
Total realized gain (loss) on investments
and capital gains distributions	223	(4,812)	—	67
Net unrealized appreciation (depreciation)
of investments	(250)	3,219	—	11
Net increase (decrease) in net assets resulting from
operations	(10)	(532)	—	70
Changes from principal transactions:
Total unit transactions	(1,125)	(13,194)	—	197
Increase (decrease) in net assets derived from
principal transactions	(1,125)	(13,194)	—	197
Total increase (decrease) in net assets	(1,135)	(13,726)	—	267
Net assets at December 31, 2016	5,138	268,183	—	1,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	301	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	821	13,179	—	181
Net unrealized appreciation (depreciation)
of investments	526	65,278	—	280
Net increase (decrease) in net assets resulting from
operations	1,345	78,758	—	445
Changes from principal transactions:
Total unit transactions	(1,943)	1,972	—	430
Increase (decrease) in net assets derived from
principal transactions	(1,943)	1,972	—	430
Total increase (decrease) in net assets	(598)	80,730	—	875
Net assets at December 31, 2017	$4,540	$348,913	$—	$2,322

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class
Net assets at January 1, 2016	$253,886	$287,422	$10,441	$30,265

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,274	(2,477)	458	125
Total realized gain (loss) on investments
and capital gains distributions	6,669	43,742	(158)	1,403
Net unrealized appreciation (depreciation)
of investments	29,724	(42,225)	1,056	(3,270)
Net increase (decrease) in net assets resulting from
operations	39,667	(960)	1,356	(1,742)
Changes from principal transactions:
Total unit transactions	(24,551)	(24,306)	(504)	(2,774)
Increase (decrease) in net assets derived from
principal transactions	(24,551)	(24,306)	(504)	(2,774)
Total increase (decrease) in net assets	15,116	(25,266)	852	(4,516)
Net assets at December 31, 2016	269,002	262,156	11,293	25,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,871	(2,304)	365	160
Total realized gain (loss) on investments
and capital gains distributions	3,738	35,741	(308)	1,181
Net unrealized appreciation (depreciation)
of investments	24,586	54,396	512	6,053
Net increase (decrease) in net assets resulting from
operations	30,195	87,833	569	7,394
Changes from principal transactions:
Total unit transactions	(22,962)	(4,213)	(3,138)	23
Increase (decrease) in net assets derived from
principal transactions	(22,962)	(4,213)	(3,138)	23
Total increase (decrease) in net assets	7,233	83,620	(2,569)	7,417
Net assets at December 31, 2017	$276,235	$345,776	$8,724	$33,166

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Net assets at January 1, 2016	$1,229,525	$176,926	$3	$21,376

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,510)	658	—	64
Total realized gain (loss) on investments
and capital gains distributions	94,692	4,424	—	966
Net unrealized appreciation (depreciation)
of investments	(13,762)	13,898	1	(657)
Net increase (decrease) in net assets resulting from
operations	79,420	18,980	1	373
Changes from principal transactions:
Total unit transactions	(111,544)	3,341	4	(2,085)
Increase (decrease) in net assets derived from
principal transactions	(111,544)	3,341	4	(2,085)
Total increase (decrease) in net assets	(32,124)	22,321	5	(1,712)
Net assets at December 31, 2016	1,197,401	199,247	8	19,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	795	1,578	—	110
Total realized gain (loss) on investments
and capital gains distributions	79,292	5,478	—	3,072
Net unrealized appreciation (depreciation)
of investments	159,952	34,911	—	(1,051)
Net increase (decrease) in net assets resulting from
operations	240,039	41,967	—	2,131
Changes from principal transactions:
Total unit transactions	(99,456)	12,766	(4)	(5,420)
Increase (decrease) in net assets derived from
principal transactions	(99,456)	12,766	(4)	(5,420)
Total increase (decrease) in net assets	140,583	54,733	(4)	(3,289)
Net assets at December 31, 2017	$1,337,984	$253,980	$4	$16,375
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net assets at January 1, 2016	$1,629	$304	$5	$287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	1	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	85	(28)	4	(4)
Net unrealized appreciation (depreciation)
of investments	88	(22)	5	17
Net increase (decrease) in net assets resulting from
operations	192	(49)	9	11
Changes from principal transactions:
Total unit transactions	(157)	(23)	21	(38)
Increase (decrease) in net assets derived from
principal transactions	(157)	(23)	21	(38)
Total increase (decrease) in net assets	35	(72)	30	(27)
Net assets at December 31, 2016	1,664	232	35	260

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(3)	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	61	(9)	—	26
Net unrealized appreciation (depreciation)
of investments	63	54	(1)	32
Net increase (decrease) in net assets resulting from
operations	148	42	(1)	56
Changes from principal transactions:
Total unit transactions	(13)	46	(4)	19
Increase (decrease) in net assets derived from
principal transactions	(13)	46	(4)	19
Total increase (decrease) in net assets	135	88	(5)	75
Net assets at December 31, 2017	$1,799	$320	$30	$335

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4
Net assets at January 1, 2016	$103,364	$9	$13,745	$370,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(125)	—	(48)	(1,333)
Total realized gain (loss) on investments
and capital gains distributions	20,894	—	1,768	26,366
Net unrealized appreciation (depreciation)
of investments	8,132	—	(895)	563
Net increase (decrease) in net assets resulting from
operations	28,901	—	825	25,596
Changes from principal transactions:
Total unit transactions	(3,740)	5	(2,521)	(27,153)
Increase (decrease) in net assets derived from
principal transactions	(3,740)	5	(2,521)	(27,153)
Total increase (decrease) in net assets	25,161	5	(1,696)	(1,557)
Net assets at December 31, 2016	128,525	14	12,049	368,594

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(510)	—	(58)	(1,995)
Total realized gain (loss) on investments
and capital gains distributions	13,321	10	1,866	36,137
Net unrealized appreciation (depreciation)
of investments	(1,516)	(2)	883	56,466
Net increase (decrease) in net assets resulting from
operations	11,295	8	2,691	90,608
Changes from principal transactions:
Total unit transactions	(13,231)	32	(2,825)	(13,836)
Increase (decrease) in net assets derived from
principal transactions	(13,231)	32	(2,825)	(13,836)
Total increase (decrease) in net assets	(1,936)	40	(134)	76,772
Net assets at December 31, 2017	$126,589	$54	$11,915	$445,366

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3
Net assets at January 1, 2016	$—	$5	$—	$2,034

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	2	32
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	72
Net unrealized appreciation (depreciation)
of investments	—	1	—	16
Net increase (decrease) in net assets resulting from
operations	—	1	2	120
Changes from principal transactions:
Total unit transactions	—	—	155	(881)
Increase (decrease) in net assets derived from
principal transactions	—	—	155	(881)
Total increase (decrease) in net assets	—	1	157	(761)
Net assets at December 31, 2016	—	6	157	1,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	9	25
Total realized gain (loss) on investments
and capital gains distributions	—	1	72	48
Net unrealized appreciation (depreciation)
of investments	—	—	43	79
Net increase (decrease) in net assets resulting from
operations	—	1	124	152
Changes from principal transactions:
Total unit transactions	—	—	1,069	(120)
Increase (decrease) in net assets derived from
principal transactions	—	—	1,069	(120)
Total increase (decrease) in net assets	—	1	1,193	32
Net assets at December 31, 2017	$—	$7	$1,350	$1,305

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares
Net assets at January 1, 2016	$1,869	$132	$249	$37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	2	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	(210)	3	45	(1)
Net unrealized appreciation (depreciation)
of investments	342	—	(21)	2
Net increase (decrease) in net assets resulting from
operations	107	5	23	1
Changes from principal transactions:
Total unit transactions	1,070	(10)	(34)	(24)
Increase (decrease) in net assets derived from
principal transactions	1,070	(10)	(34)	(24)
Total increase (decrease) in net assets	1,177	(5)	(11)	(23)
Net assets at December 31, 2016	3,046	127	238	14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	—	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	884	1	25	—
Net unrealized appreciation (depreciation)
of investments	502	20	38	—
Net increase (decrease) in net assets resulting from
operations	1,327	21	62	—
Changes from principal transactions:
Total unit transactions	5,529	3	1	2
Increase (decrease) in net assets derived from
principal transactions	5,529	3	1	2
Total increase (decrease) in net assets	6,856	24	63	2
Net assets at December 31, 2017	$9,902	$151	$301	$16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class
Net assets at January 1, 2016	$72	$84	$247	$962

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	5	17
Total realized gain (loss) on investments
and capital gains distributions	4	12	4	(8)
Net unrealized appreciation (depreciation)
of investments	(4)	(13)	63	(5)
Net increase (decrease) in net assets resulting from
operations	—	(2)	72	4
Changes from principal transactions:
Total unit transactions	(14)	(30)	405	(24)
Increase (decrease) in net assets derived from
principal transactions	(14)	(30)	405	(24)
Total increase (decrease) in net assets	(14)	(32)	477	(20)
Net assets at December 31, 2016	58	52	724	942

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	6	15
Total realized gain (loss) on investments
and capital gains distributions	1	2	36	(23)
Net unrealized appreciation (depreciation)
of investments	14	13	107	22
Net increase (decrease) in net assets resulting from
operations	15	14	149	14
Changes from principal transactions:
Total unit transactions	—	2	386	(303)
Increase (decrease) in net assets derived from
principal transactions	—	2	386	(303)
Total increase (decrease) in net assets	15	16	535	(289)
Net assets at December 31, 2017	$73	$68	$1,259	$653

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Net assets at January 1, 2016	$—	$356	$—	$12,466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	(1)	(102)
Total realized gain (loss) on investments
and capital gains distributions	—	15	31	1,381
Net unrealized appreciation (depreciation)
of investments	(8)	8	(17)	1,749
Net increase (decrease) in net assets resulting from
operations	(8)	21	13	3,028
Changes from principal transactions:
Total unit transactions	286	63	420	(216)
Increase (decrease) in net assets derived from
principal transactions	286	63	420	(216)
Total increase (decrease) in net assets	278	84	433	2,812
Net assets at December 31, 2016	278	440	433	15,278

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(2)	(4)	(143)
Total realized gain (loss) on investments
and capital gains distributions	4	33	43	2,378
Net unrealized appreciation (depreciation)
of investments	88	33	51	(1,020)
Net increase (decrease) in net assets resulting from
operations	96	64	90	1,215
Changes from principal transactions:
Total unit transactions	528	97	46	(1,689)
Increase (decrease) in net assets derived from
principal transactions	528	97	46	(1,689)
Total increase (decrease) in net assets	624	161	136	(474)
Net assets at December 31, 2017	$902	$601	$569	$14,804

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net assets at January 1, 2016	$1,209	$10	$277	$43

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	—	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	(7)	—	(35)	—
Net unrealized appreciation (depreciation)
of investments	(5)	2	21	1
Net increase (decrease) in net assets resulting from
operations	(2)	2	(16)	2
Changes from principal transactions:
Total unit transactions	(37)	13	(66)	(21)
Increase (decrease) in net assets derived from
principal transactions	(37)	13	(66)	(21)
Total increase (decrease) in net assets	(39)	15	(82)	(19)
Net assets at December 31, 2016	1,170	25	195	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	1	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	(12)	3	(29)	—
Net unrealized appreciation (depreciation)
of investments	9	—	64	—
Net increase (decrease) in net assets resulting from
operations	3	4	34	1
Changes from principal transactions:
Total unit transactions	(744)	1	(114)	(1)
Increase (decrease) in net assets derived from
principal transactions	(744)	1	(114)	(1)
Total increase (decrease) in net assets	(741)	5	(80)	—
Net assets at December 31, 2017	$429	$30	$115	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A
Net assets at January 1, 2016	$—	$866	$1,178	$294

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(2)	(9)	1
Total realized gain (loss) on investments
and capital gains distributions	(1)	66	74	(38)
Net unrealized appreciation (depreciation)
of investments	(21)	68	141	60
Net increase (decrease) in net assets resulting from
operations	2	132	206	23
Changes from principal transactions:
Total unit transactions	2,584	(100)	(142)	(104)
Increase (decrease) in net assets derived from
principal transactions	2,584	(100)	(142)	(104)
Total increase (decrease) in net assets	2,586	32	64	(81)
Net assets at December 31, 2016	2,586	898	1,242	213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	1	(8)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(26)	51	(70)	19
Net unrealized appreciation (depreciation)
of investments	(18)	1	131	3
Net increase (decrease) in net assets resulting from
operations	46	53	53	21
Changes from principal transactions:
Total unit transactions	1,335	(15)	(314)	(34)
Increase (decrease) in net assets derived from
principal transactions	1,335	(15)	(314)	(34)
Total increase (decrease) in net assets	1,381	38	(261)	(13)
Net assets at December 31, 2017	$3,967	$936	$981	$200

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I
Net assets at January 1, 2016	$91,575	$2	$119	$3,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(395)	—	—	135
Total realized gain (loss) on investments
and capital gains distributions	7,274	—	3	144
Net unrealized appreciation (depreciation)
of investments	6,246	—	3	(233)
Net increase (decrease) in net assets resulting from
operations	13,125	—	6	46
Changes from principal transactions:
Total unit transactions	(8,331)	—	(28)	6,864
Increase (decrease) in net assets derived from
principal transactions	(8,331)	—	(28)	6,864
Total increase (decrease) in net assets	4,794	—	(22)	6,910
Net assets at December 31, 2016	96,369	2	97	10,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(342)	—	—	292
Total realized gain (loss) on investments
and capital gains distributions	13,613	—	7	(15)
Net unrealized appreciation (depreciation)
of investments	(8,151)	—	14	157
Net increase (decrease) in net assets resulting from
operations	5,120	—	21	434
Changes from principal transactions:
Total unit transactions	(17,789)	—	(45)	5,570
Increase (decrease) in net assets derived from
principal transactions	(17,789)	—	(45)	5,570
Total increase (decrease) in net assets	(12,669)	—	(24)	6,004
Net assets at December 31, 2017	$83,700	$2	$73	$16,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class
Net assets at January 1, 2016	$15,742	$38	$90	$509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	122	(1)	2	(5)
Total realized gain (loss) on investments
and capital gains distributions	296	1	—	29
Net unrealized appreciation (depreciation)
of investments	(253)	3	1	69
Net increase (decrease) in net assets resulting from
operations	165	3	3	93
Changes from principal transactions:
Total unit transactions	1,900	9	201	38
Increase (decrease) in net assets derived from
principal transactions	1,900	9	201	38
Total increase (decrease) in net assets	2,065	12	204	131
Net assets at December 31, 2016	17,807	50	294	640

Increase (decrease) in net assets
Operations:
Net investment income (loss)	193	(1)	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	(49)	10	16	90
Net unrealized appreciation (depreciation)
of investments	253	8	81	6
Net increase (decrease) in net assets resulting from
operations	397	17	101	90
Changes from principal transactions:
Total unit transactions	2,938	40	226	(415)
Increase (decrease) in net assets derived from
principal transactions	2,938	40	226	(415)
Total increase (decrease) in net assets	3,335	57	327	(325)
Net assets at December 31, 2017	$21,142	$107	$621	$315

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Neuberger Berman Socially Responsive Fund - Institutional Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Net assets at January 1, 2016	$385	$11,809	$2,071	$130,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	20	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	40	970	176	6,812
Net unrealized appreciation (depreciation)
of investments	49	18	(197)	(5,378)
Net increase (decrease) in net assets resulting from
operations	100	1,008	(21)	1,431
Changes from principal transactions:
Total unit transactions	870	(511)	(332)	3,416
Increase (decrease) in net assets derived from
principal transactions	870	(511)	(332)	3,416
Total increase (decrease) in net assets	970	497	(353)	4,847
Net assets at December 31, 2016	1,355	12,306	1,718	135,484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(71)	(7)	(623)
Total realized gain (loss) on investments
and capital gains distributions	143	929	139	14,738
Net unrealized appreciation (depreciation)
of investments	158	1,266	314	25,225
Net increase (decrease) in net assets resulting from
operations	320	2,124	446	39,340
Changes from principal transactions:
Total unit transactions	774	(509)	(154)	14,369
Increase (decrease) in net assets derived from
principal transactions	774	(509)	(154)	14,369
Total increase (decrease) in net assets	1,094	1,615	292	53,709
Net assets at December 31, 2017	$2,449	$13,921	$2,010	$189,193

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A
Net assets at January 1, 2016	$183	$1,029	$85	$197,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	45	(1)	(1,594)
Total realized gain (loss) on investments
and capital gains distributions	(3)	54	4	9,950
Net unrealized appreciation (depreciation)
of investments	8	(70)	(6)	2,665
Net increase (decrease) in net assets resulting from
operations	7	29	(3)	11,021
Changes from principal transactions:
Total unit transactions	134	783	(18)	(11,239)
Increase (decrease) in net assets derived from
principal transactions	134	783	(18)	(11,239)
Total increase (decrease) in net assets	141	812	(21)	(218)
Net assets at December 31, 2016	324	1,841	64	197,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	29	(1)	(1,647)
Total realized gain (loss) on investments
and capital gains distributions	13	87	7	10,940
Net unrealized appreciation (depreciation)
of investments	145	224	9	57,411
Net increase (decrease) in net assets resulting from
operations	164	340	15	66,704
Changes from principal transactions:
Total unit transactions	550	(56)	(5)	4,801
Increase (decrease) in net assets derived from
principal transactions	550	(56)	(5)	4,801
Total increase (decrease) in net assets	714	284	10	71,505
Net assets at December 31, 2017	$1,038	$2,125	$74	$268,701

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y
Net assets at January 1, 2016	$33,914	$24	$54	$114

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	3	3	1
Total realized gain (loss) on investments
and capital gains distributions	(137)	(5)	—	—
Net unrealized appreciation (depreciation)
of investments	2,331	11	(5)	(6)
Net increase (decrease) in net assets resulting from
operations	2,224	9	(2)	(5)
Changes from principal transactions:
Total unit transactions	(644)	5	111	146
Increase (decrease) in net assets derived from
principal transactions	(644)	5	111	146
Total increase (decrease) in net assets	1,580	14	109	141
Net assets at December 31, 2016	35,494	38	163	255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	1	5	—
Total realized gain (loss) on investments
and capital gains distributions	450	(1)	(2)	2
Net unrealized appreciation (depreciation)
of investments	12,147	6	11	76
Net increase (decrease) in net assets resulting from
operations	12,690	6	14	78
Changes from principal transactions:
Total unit transactions	3,156	8	(17)	141
Increase (decrease) in net assets derived from
principal transactions	3,156	8	(17)	141
Total increase (decrease) in net assets	15,846	14	(3)	219
Net assets at December 31, 2017	$51,340	$52	$160	$474

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA
Net assets at January 1, 2016	$163	$—	$66	$25,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	(88)
Total realized gain (loss) on investments
and capital gains distributions	4	3	10	1,304
Net unrealized appreciation (depreciation)
of investments	(2)	3	(3)	2,862
Net increase (decrease) in net assets resulting from
operations	1	6	7	4,078
Changes from principal transactions:
Total unit transactions	201	176	(9)	(1,807)
Increase (decrease) in net assets derived from
principal transactions	201	176	(9)	(1,807)
Total increase (decrease) in net assets	202	182	(2)	2,271
Net assets at December 31, 2016	365	182	64	27,621

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	38	47	3	1,702
Net unrealized appreciation (depreciation)
of investments	111	(1)	6	1,862
Net increase (decrease) in net assets resulting from
operations	150	49	9	3,563
Changes from principal transactions:
Total unit transactions	101	565	(7)	(1,672)
Increase (decrease) in net assets derived from
principal transactions	101	565	(7)	(1,672)
Total increase (decrease) in net assets	251	614	2	1,891
Net assets at December 31, 2017	$616	$796	$66	$29,512
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Parnassus Core Equity FundSM - Investor Shares
Net assets at January 1, 2016	$15	$225	$96	$21,394

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	3	54
Total realized gain (loss) on investments
and capital gains distributions	1	16	(1)	769
Net unrealized appreciation (depreciation)
of investments	(1)	(18)	2	1,289
Net increase (decrease) in net assets resulting from
operations	—	(2)	4	2,112
Changes from principal transactions:
Total unit transactions	(1)	(12)	(10)	1,866
Increase (decrease) in net assets derived from
principal transactions	(1)	(12)	(10)	1,866
Total increase (decrease) in net assets	(1)	(14)	(6)	3,978
Net assets at December 31, 2016	14	211	90	25,372

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	159
Total realized gain (loss) on investments
and capital gains distributions	2	1	—	2,048
Net unrealized appreciation (depreciation)
of investments	2	73	4	1,891
Net increase (decrease) in net assets resulting from
operations	4	74	5	4,098
Changes from principal transactions:
Total unit transactions	(2)	(2)	—	1,661
Increase (decrease) in net assets derived from
principal transactions	(2)	(2)	—	1,661
Total increase (decrease) in net assets	2	72	5	5,759
Net assets at December 31, 2017	$16	$283	$95	$31,131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Pax Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfoli[o] - Administrative Class	Pioneer Equity Income Fund - Class Y
Net assets at January 1, 2016	$40,388	$532	$101,300	$10,306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	(2)	1,452	156
Total realized gain (loss) on investments
and capital gains distributions	1,410	(25)	(2,002)	1,466
Net unrealized appreciation (depreciation)
of investments	288	129	4,863	499
Net increase (decrease) in net assets resulting from
operations	1,790	102	4,313	2,121
Changes from principal transactions:
Total unit transactions	(4,050)	936	(7,508)	1,841
Increase (decrease) in net assets derived from
principal transactions	(4,050)	936	(7,508)	1,841
Total increase (decrease) in net assets	(2,260)	1,038	(3,195)	3,962
Net assets at December 31, 2016	38,128	1,570	98,105	14,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(176)	96	1,378	125
Total realized gain (loss) on investments
and capital gains distributions	4,673	(19)	(3,526)	685
Net unrealized appreciation (depreciation)
of investments	(77)	(62)	4,661	1,156
Net increase (decrease) in net assets resulting from
operations	4,420	15	2,513	1,966
Changes from principal transactions:
Total unit transactions	(2,328)	(179)	(18,928)	(1,046)
Increase (decrease) in net assets derived from
principal transactions	(2,328)	(179)	(18,928)	(1,046)
Total increase (decrease) in net assets	2,092	(164)	(16,415)	920
Net assets at December 31, 2017	$40,220	$1,406	$81,690	$15,188

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I
Net assets at January 1, 2016	$1,727	$1,189	$7,599	$56

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60	28	(28)	1
Total realized gain (loss) on investments
and capital gains distributions	(136)	(37)	(2,139)	10
Net unrealized appreciation (depreciation)
of investments	252	76	2,546	2
Net increase (decrease) in net assets resulting from
operations	176	67	379	13
Changes from principal transactions:
Total unit transactions	(728)	(264)	(698)	(69)
Increase (decrease) in net assets derived from
principal transactions	(728)	(264)	(698)	(69)
Total increase (decrease) in net assets	(552)	(197)	(319)	(56)
Net assets at December 31, 2016	1,175	992	7,280	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	17	(76)	—
Total realized gain (loss) on investments
and capital gains distributions	(35)	(10)	121	—
Net unrealized appreciation (depreciation)
of investments	66	25	2,064	—
Net increase (decrease) in net assets resulting from
operations	77	32	2,109	—
Changes from principal transactions:
Total unit transactions	(453)	(541)	(9,389)	—
Increase (decrease) in net assets derived from
principal transactions	(453)	(541)	(9,389)	—
Total increase (decrease) in net assets	(376)	(509)	(7,280)	—
Net assets at December 31, 2017	$799	$483	$—	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4
Net assets at January 1, 2016	$18,835	$42	$9,975	$101

Increase (decrease) in net assets
Operations:
Net investment income (loss)	746	—	64	2
Total realized gain (loss) on investments
and capital gains distributions	(562)	3	494	5
Net unrealized appreciation (depreciation)
of investments	2,101	3	686	8
Net increase (decrease) in net assets resulting from
operations	2,285	6	1,244	15
Changes from principal transactions:
Total unit transactions	(1,514)	31	(1,218)	(4)
Increase (decrease) in net assets derived from
principal transactions	(1,514)	31	(1,218)	(4)
Total increase (decrease) in net assets	771	37	26	11
Net assets at December 31, 2016	19,606	79	10,001	112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	722	1	37	1
Total realized gain (loss) on investments
and capital gains distributions	(405)	(1)	1,058	23
Net unrealized appreciation (depreciation)
of investments	886	9	533	(10)
Net increase (decrease) in net assets resulting from
operations	1,203	9	1,628	14
Changes from principal transactions:
Total unit transactions	(620)	17	328	(121)
Increase (decrease) in net assets derived from
principal transactions	(620)	17	328	(121)
Total increase (decrease) in net assets	583	26	1,956	(107)
Net assets at December 31, 2017	$20,189	$105	$11,957	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund
Net assets at January 1, 2016	$2	$437	$14,703	$3,984

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	23	(87)	30
Total realized gain (loss) on investments
and capital gains distributions	—	212	321	95
Net unrealized appreciation (depreciation)
of investments	—	(30)	413	551
Net increase (decrease) in net assets resulting from
operations	—	205	647	676
Changes from principal transactions:
Total unit transactions	—	3,424	(196)	8,275
Increase (decrease) in net assets derived from
principal transactions	—	3,424	(196)	8,275
Total increase (decrease) in net assets	—	3,629	451	8,951
Net assets at December 31, 2016	2	4,066	15,154	12,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	(194)	56
Total realized gain (loss) on investments
and capital gains distributions	—	359	1,406	2,166
Net unrealized appreciation (depreciation)
of investments	—	287	3,104	3,551
Net increase (decrease) in net assets resulting from
operations	—	651	4,316	5,773
Changes from principal transactions:
Total unit transactions	1	(40)	3,651	6,375
Increase (decrease) in net assets derived from
principal transactions	1	(40)	3,651	6,375
Total increase (decrease) in net assets	1	611	7,967	12,148
Net assets at December 31, 2017	$3	$4,677	$23,121	$25,083

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A
Net assets at January 1, 2016	$910	$254	$2,471	$499

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	65	6
Total realized gain (loss) on investments
and capital gains distributions	81	5	82	(25)
Net unrealized appreciation (depreciation)
of investments	140	19	(204)	68
Net increase (decrease) in net assets resulting from
operations	221	25	(57)	49
Changes from principal transactions:
Total unit transactions	97	22	3,515	(38)
Increase (decrease) in net assets derived from
principal transactions	97	22	3,515	(38)
Total increase (decrease) in net assets	318	47	3,458	11
Net assets at December 31, 2016	1,228	301	5,929	510

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	94	3
Total realized gain (loss) on investments
and capital gains distributions	139	25	(41)	(7)
Net unrealized appreciation (depreciation)
of investments	(21)	29	61	83
Net increase (decrease) in net assets resulting from
operations	118	55	114	79
Changes from principal transactions:
Total unit transactions	(233)	62	(37)	(94)
Increase (decrease) in net assets derived from
principal transactions	(233)	62	(37)	(94)
Total increase (decrease) in net assets	(115)	117	77	(15)
Net assets at December 31, 2017	$1,113	$418	$6,006	$495

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Net assets at January 1, 2016	$32,007	$144,039	$19	$51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	651	2,033	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1,270)	(4,026)	—	(10)
Net unrealized appreciation (depreciation)
of investments	2,131	8,137	1	6
Net increase (decrease) in net assets resulting from
operations	1,512	6,144	1	(4)
Changes from principal transactions:
Total unit transactions	(6,275)	(20,830)	12	(44)
Increase (decrease) in net assets derived from
principal transactions	(6,275)	(20,830)	12	(44)
Total increase (decrease) in net assets	(4,763)	(14,686)	13	(48)
Net assets at December 31, 2016	27,244	129,353	32	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	860	3,019	—	—
Total realized gain (loss) on investments
and capital gains distributions	(247)	(1,400)	7	—
Net unrealized appreciation (depreciation)
of investments	(29)	244	3	—
Net increase (decrease) in net assets resulting from
operations	584	1,863	10	—
Changes from principal transactions:
Total unit transactions	24	(4,190)	36	—
Increase (decrease) in net assets derived from
principal transactions	24	(4,190)	36	—
Total increase (decrease) in net assets	608	(2,327)	46	—
Net assets at December 31, 2017	$27,852	$127,026	$78	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio
Net assets at January 1, 2016	$1,586	$7,214	$116	$237

Increase (decrease) in net assets
Operations:
Net investment income (loss)	118	429	2	4
Total realized gain (loss) on investments
and capital gains distributions	(4)	(420)	10	31
Net unrealized appreciation (depreciation)
of investments	513	1,805	1	(10)
Net increase (decrease) in net assets resulting from
operations	627	1,814	13	25
Changes from principal transactions:
Total unit transactions	4,044	5,011	(26)	(63)
Increase (decrease) in net assets derived from
principal transactions	4,044	5,011	(26)	(63)
Total increase (decrease) in net assets	4,671	6,825	(13)	(38)
Net assets at December 31, 2016	6,257	14,039	103	199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	168	(146)	2	3
Total realized gain (loss) on investments
and capital gains distributions	738	1,046	10	16
Net unrealized appreciation (depreciation)
of investments	237	160	1	11
Net increase (decrease) in net assets resulting from
operations	1,143	1,060	13	30
Changes from principal transactions:
Total unit transactions	2,977	(1,778)	4	(41)
Increase (decrease) in net assets derived from
principal transactions	2,977	(1,778)	4	(41)
Total increase (decrease) in net assets	4,120	(718)	17	(11)
Net assets at December 31, 2017	$10,377	$13,321	$120	$188

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R
Net assets at January 1, 2016	$26	$45	$—	$28

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	2	(2)	24	3
Net unrealized appreciation (depreciation)
of investments	2	16	68	6
Net increase (decrease) in net assets resulting from
operations	4	13	90	9
Changes from principal transactions:
Total unit transactions	3	57	1,584	1
Increase (decrease) in net assets derived from
principal transactions	3	57	1,584	1
Total increase (decrease) in net assets	7	70	1,674	10
Net assets at December 31, 2016	33	115	1,674	38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	(13)	—
Total realized gain (loss) on investments
and capital gains distributions	2	27	97	3
Net unrealized appreciation (depreciation)
of investments	6	3	280	2
Net increase (decrease) in net assets resulting from
operations	8	28	364	5
Changes from principal transactions:
Total unit transactions	5	189	1,487	10
Increase (decrease) in net assets derived from
principal transactions	5	189	1,487	10
Total increase (decrease) in net assets	13	217	1,851	15
Net assets at December 31, 2017	$46	$332	$3,525	$53

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Large-Cap Growth Fund - Class A
Net assets at January 1, 2016	$259,147	$88	$1,406	$124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,843	1	26	(1)
Total realized gain (loss) on investments
and capital gains distributions	886	(2)	158	8
Net unrealized appreciation (depreciation)
of investments	13,463	10	(163)	(3)
Net increase (decrease) in net assets resulting from
operations	16,192	9	21	4
Changes from principal transactions:
Total unit transactions	(24,382)	(37)	(586)	30
Increase (decrease) in net assets derived from
principal transactions	(24,382)	(37)	(586)	30
Total increase (decrease) in net assets	(8,190)	(28)	(565)	34
Net assets at December 31, 2016	250,957	60	841	158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,760	1	18	(2)
Total realized gain (loss) on investments
and capital gains distributions	4,327	12	136	14
Net unrealized appreciation (depreciation)
of investments	23,883	—	(121)	36
Net increase (decrease) in net assets resulting from
operations	31,970	13	33	48
Changes from principal transactions:
Total unit transactions	(30,163)	58	(119)	30
Increase (decrease) in net assets derived from
principal transactions	(30,163)	58	(119)	30
Total increase (decrease) in net assets	1,807	71	(86)	78
Net assets at December 31, 2017	$252,764	$131	$755	$236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2016	$—	$3,252	$1,395	$477,808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	67	23	6,743
Total realized gain (loss) on investments
and capital gains distributions	—	(57)	4	5,521
Net unrealized appreciation (depreciation)
of investments	—	19	12	4,001
Net increase (decrease) in net assets resulting from
operations	1	29	39	16,265
Changes from principal transactions:
Total unit transactions	148	(103)	(691)	(30,619)
Increase (decrease) in net assets derived from
principal transactions	148	(103)	(691)	(30,619)
Total increase (decrease) in net assets	149	(74)	(652)	(14,354)
Net assets at December 31, 2016	149	3,178	743	463,454

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	48	18	11,353
Total realized gain (loss) on investments
and capital gains distributions	—	(56)	—	5,011
Net unrealized appreciation (depreciation)
of investments	(5)	31	12	2,122
Net increase (decrease) in net assets resulting from
operations	6	23	30	18,486
Changes from principal transactions:
Total unit transactions	620	(220)	42	(25,955)
Increase (decrease) in net assets derived from
principal transactions	620	(220)	42	(25,955)
Total increase (decrease) in net assets	626	(197)	72	(7,469)
Net assets at December 31, 2017	$775	$2,981	$815	$455,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Net assets at January 1, 2016	$2,668	$2,295	$34	$27,564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	98	3	1,821
Total realized gain (loss) on investments
and capital gains distributions	27	(105)	—	(451)
Net unrealized appreciation (depreciation)
of investments	27	210	4	2,427
Net increase (decrease) in net assets resulting from
operations	102	203	7	3,797
Changes from principal transactions:
Total unit transactions	(139)	2,776	(2)	(197)
Increase (decrease) in net assets derived from
principal transactions	(139)	2,776	(2)	(197)
Total increase (decrease) in net assets	(37)	2,979	5	3,600
Net assets at December 31, 2016	2,631	5,274	39	31,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	35	3	2,315
Total realized gain (loss) on investments
and capital gains distributions	(3)	274	—	(318)
Net unrealized appreciation (depreciation)
of investments	44	161	—	4
Net increase (decrease) in net assets resulting from
operations	115	470	3	2,001
Changes from principal transactions:
Total unit transactions	(119)	(3,356)	(3)	6,242
Increase (decrease) in net assets derived from
principal transactions	(119)	(3,356)	(3)	6,242
Total increase (decrease) in net assets	(4)	(2,886)	—	8,243
Net assets at December 31, 2017	$2,627	$2,388	$39	$39,407

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2016	$19,604	$163	$443,531	$5,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,152	—	(1,470)	(8)
Total realized gain (loss) on investments
and capital gains distributions	(333)	28	66,105	740
Net unrealized appreciation (depreciation)
of investments	1,724	(27)	(52,031)	(545)
Net increase (decrease) in net assets resulting from
operations	2,543	1	12,604	187
Changes from principal transactions:
Total unit transactions	(637)	(43)	(25,863)	778
Increase (decrease) in net assets derived from
principal transactions	(637)	(43)	(25,863)	778
Total increase (decrease) in net assets	1,906	(42)	(13,259)	965
Net assets at December 31, 2016	21,510	121	430,272	6,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,276	—	(1,209)	2
Total realized gain (loss) on investments
and capital gains distributions	(274)	13	44,854	662
Net unrealized appreciation (depreciation)
of investments	110	20	76,907	1,601
Net increase (decrease) in net assets resulting from
operations	1,112	33	120,552	2,265
Changes from principal transactions:
Total unit transactions	(864)	(11)	(15,088)	2,645
Increase (decrease) in net assets derived from
principal transactions	(864)	(11)	(15,088)	2,645
Total increase (decrease) in net assets	248	22	105,464	4,910
Net assets at December 31, 2017	$21,758	$143	$535,736	$11,802

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net assets at January 1, 2016	$21	$325,457	$1,658	$37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,660	26	—
Total realized gain (loss) on investments
and capital gains distributions	1	20,397	14	—
Net unrealized appreciation (depreciation)
of investments	1	12,898	172	—
Net increase (decrease) in net assets resulting from
operations	2	37,955	212	—
Changes from principal transactions:
Total unit transactions	(2)	(34,952)	(202)	(27)
Increase (decrease) in net assets derived from
principal transactions	(2)	(34,952)	(202)	(27)
Total increase (decrease) in net assets	—	3,003	10	(27)
Net assets at December 31, 2016	21	328,460	1,668	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,912	27	—
Total realized gain (loss) on investments
and capital gains distributions	—	13,360	8	—
Net unrealized appreciation (depreciation)
of investments	2	20,678	162	—
Net increase (decrease) in net assets resulting from
operations	2	38,950	197	—
Changes from principal transactions:
Total unit transactions	(2)	(31,558)	(173)	1
Increase (decrease) in net assets derived from
principal transactions	(2)	(31,558)	(173)	1
Total increase (decrease) in net assets	—	7,392	24	1
Net assets at December 31, 2017	$21	$335,852	$1,692	$11
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net assets at January 1, 2016	$14,188	$391	$15,178	$38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	172	3	296	—
Total realized gain (loss) on investments
and capital gains distributions	1,187	27	920	(2)
Net unrealized appreciation (depreciation)
of investments	(357)	(4)	746	3
Net increase (decrease) in net assets resulting from
operations	1,002	26	1,962	1
Changes from principal transactions:
Total unit transactions	(2,095)	(30)	3,037	9
Increase (decrease) in net assets derived from
principal transactions	(2,095)	(30)	3,037	9
Total increase (decrease) in net assets	(1,093)	(4)	4,999	10
Net assets at December 31, 2016	13,095	387	20,177	48

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	(1)	345	—
Total realized gain (loss) on investments
and capital gains distributions	1,587	49	1,312	(2)
Net unrealized appreciation (depreciation)
of investments	847	28	3,094	3
Net increase (decrease) in net assets resulting from
operations	2,450	76	4,751	1
Changes from principal transactions:
Total unit transactions	(2,439)	(29)	4,501	(17)
Increase (decrease) in net assets derived from
principal transactions	(2,439)	(29)	4,501	(17)
Total increase (decrease) in net assets	11	47	9,252	(16)
Net assets at December 31, 2017	$13,106	$434	$29,429	$32

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class
Net assets at January 1, 2016	$7	$88,362	$39	$2,262

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	479	1	19
Total realized gain (loss) on investments
and capital gains distributions	—	2,972	—	119
Net unrealized appreciation (depreciation)
of investments	(3)	(3,438)	(1)	(60)
Net increase (decrease) in net assets resulting from
operations	(3)	13	—	78
Changes from principal transactions:
Total unit transactions	34	(3,762)	51	(220)
Increase (decrease) in net assets derived from
principal transactions	34	(3,762)	51	(220)
Total increase (decrease) in net assets	31	(3,749)	51	(142)
Net assets at December 31, 2016	38	84,613	90	2,120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2,406	2	27
Total realized gain (loss) on investments
and capital gains distributions	(1)	3,517	8	177
Net unrealized appreciation (depreciation)
of investments	3	1,779	(6)	(119)
Net increase (decrease) in net assets resulting from
operations	3	7,702	4	85
Changes from principal transactions:
Total unit transactions	(35)	(10,898)	(52)	(385)
Increase (decrease) in net assets derived from
principal transactions	(35)	(10,898)	(52)	(385)
Total increase (decrease) in net assets	(32)	(3,196)	(48)	(300)
Net assets at December 31, 2017	$6	$81,417	$42	$1,820

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Net assets at January 1, 2016	$62,453	$31,516	$50,269	$21,900

Increase (decrease) in net assets
Operations:
Net investment income (loss)	419	101	(166)	468
Total realized gain (loss) on investments
and capital gains distributions	3,447	2,625	4,613	2,505
Net unrealized appreciation (depreciation)
of investments	(2,083)	656	521	1,224
Net increase (decrease) in net assets resulting from
operations	1,783	3,382	4,968	4,197
Changes from principal transactions:
Total unit transactions	(2,928)	(4,684)	(4,690)	369
Increase (decrease) in net assets derived from
principal transactions	(2,928)	(4,684)	(4,690)	369
Total increase (decrease) in net assets	(1,145)	(1,302)	278	4,566
Net assets at December 31, 2016	61,308	30,214	50,547	26,466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	678	74	(76)	539
Total realized gain (loss) on investments
and capital gains distributions	5,102	326	3,456	1,303
Net unrealized appreciation (depreciation)
of investments	(3,432)	2,708	1,594	2,001
Net increase (decrease) in net assets resulting from
operations	2,348	3,108	4,974	3,843
Changes from principal transactions:
Total unit transactions	(10,464)	(33,322)	(55,521)	2,595
Increase (decrease) in net assets derived from
principal transactions	(10,464)	(33,322)	(55,521)	2,595
Total increase (decrease) in net assets	(8,116)	(30,214)	(50,547)	6,438
Net assets at December 31, 2017	$53,192	$—	$—	$32,904

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net assets at January 1, 2016	$25,661	$223	$17,138	$15,507

Increase (decrease) in net assets
Operations:
Net investment income (loss)	345	1	79	27
Total realized gain (loss) on investments
and capital gains distributions	3,357	(10)	(755)	(1,309)
Net unrealized appreciation (depreciation)
of investments	727	36	2,714	3,015
Net increase (decrease) in net assets resulting from
operations	4,429	27	2,038	1,733
Changes from principal transactions:
Total unit transactions	(1,692)	16	168	492
Increase (decrease) in net assets derived from
principal transactions	(1,692)	16	168	492
Total increase (decrease) in net assets	2,737	43	2,206	2,225
Net assets at December 31, 2016	28,398	266	19,344	17,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	349	—	(95)	(127)
Total realized gain (loss) on investments
and capital gains distributions	2,370	2	(1,871)	(345)
Net unrealized appreciation (depreciation)
of investments	1,100	92	7,958	8,181
Net increase (decrease) in net assets resulting from
operations	3,819	94	5,992	7,709
Changes from principal transactions:
Total unit transactions	1,057	(158)	(9,258)	3,115
Increase (decrease) in net assets derived from
principal transactions	1,057	(158)	(9,258)	3,115
Total increase (decrease) in net assets	4,876	(64)	(3,266)	10,824
Net assets at December 31, 2017	$33,274	$202	$16,078	$28,556

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Net assets at January 1, 2016	$41	$29,923	$22,617	$33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	114	(105)	1
Total realized gain (loss) on investments
and capital gains distributions	1	3,327	2,509	4
Net unrealized appreciation (depreciation)
of investments	3	3,260	2,191	(4)
Net increase (decrease) in net assets resulting from
operations	4	6,701	4,595	1
Changes from principal transactions:
Total unit transactions	(17)	1,792	535	18
Increase (decrease) in net assets derived from
principal transactions	(17)	1,792	535	18
Total increase (decrease) in net assets	(13)	8,493	5,130	19
Net assets at December 31, 2016	28	38,416	27,747	52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	105	(152)	1
Total realized gain (loss) on investments
and capital gains distributions	2	2,945	2,166	5
Net unrealized appreciation (depreciation)
of investments	3	2,947	2,142	8
Net increase (decrease) in net assets resulting from
operations	5	5,997	4,156	14
Changes from principal transactions:
Total unit transactions	13	844	2,070	(27)
Increase (decrease) in net assets derived from
principal transactions	13	844	2,070	(27)
Total increase (decrease) in net assets	18	6,841	6,226	(13)
Net assets at December 31, 2017	$46	$45,257	$33,973	$39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Net assets at January 1, 2016	$429	$221,682	$625,604	$1,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	3,036	3,106	20
Total realized gain (loss) on investments
and capital gains distributions	50	21,965	66,415	182
Net unrealized appreciation (depreciation)
of investments	(23)	(6,679)	(24,469)	7
Net increase (decrease) in net assets resulting from
operations	30	18,322	45,052	209
Changes from principal transactions:
Total unit transactions	(9)	26,483	40,170	(185)
Increase (decrease) in net assets derived from
principal transactions	(9)	26,483	40,170	(185)
Total increase (decrease) in net assets	21	44,805	85,222	24
Net assets at December 31, 2016	450	266,487	710,826	1,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	3,152	2,390	16
Total realized gain (loss) on investments
and capital gains distributions	23	15,766	54,550	156
Net unrealized appreciation (depreciation)
of investments	37	21,542	43,710	11
Net increase (decrease) in net assets resulting from
operations	63	40,460	100,650	183
Changes from principal transactions:
Total unit transactions	(34)	9,445	16,157	(339)
Increase (decrease) in net assets derived from
principal transactions	(34)	9,445	16,157	(339)
Total increase (decrease) in net assets	29	49,905	116,807	(156)
Net assets at December 31, 2017	$479	$316,392	$827,633	$1,125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class
Net assets at January 1, 2016	$93,280	$91	$7,397	$732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,429	1	32	23
Total realized gain (loss) on investments
and capital gains distributions	13,936	1	190	208
Net unrealized appreciation (depreciation)
of investments	405	(1)	(162)	(162)
Net increase (decrease) in net assets resulting from
operations	15,770	1	60	69
Changes from principal transactions:
Total unit transactions	(7,115)	(3)	(496)	(88)
Increase (decrease) in net assets derived from
principal transactions	(7,115)	(3)	(496)	(88)
Total increase (decrease) in net assets	8,655	(2)	(436)	(19)
Net assets at December 31, 2016	101,935	89	6,961	713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,323	1	12	8
Total realized gain (loss) on investments
and capital gains distributions	12,299	5	387	(48)
Net unrealized appreciation (depreciation)
of investments	1,204	17	1,457	163
Net increase (decrease) in net assets resulting from
operations	14,826	23	1,856	123
Changes from principal transactions:
Total unit transactions	(9,779)	(14)	153	(132)
Increase (decrease) in net assets derived from
principal transactions	(9,779)	(14)	153	(132)
Total increase (decrease) in net assets	5,047	9	2,009	(9)
Net assets at December 31, 2017	$106,982	$98	$8,970	$704

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A
Net assets at January 1, 2016	$5,153	$226,716	$165	$318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	126	(1,434)	5	—
Total realized gain (loss) on investments
and capital gains distributions	1,342	217	4	6
Net unrealized appreciation (depreciation)
of investments	(1,058)	—	(9)	(11)
Net increase (decrease) in net assets resulting from
operations	410	(1,217)	—	(5)
Changes from principal transactions:
Total unit transactions	(687)	3,295	(3)	(19)
Increase (decrease) in net assets derived from
principal transactions	(687)	3,295	(3)	(19)
Total increase (decrease) in net assets	(277)	2,078	(3)	(24)
Net assets at December 31, 2016	4,876	228,794	162	294

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	(206)	2	1
Total realized gain (loss) on investments
and capital gains distributions	(266)	48	11	22
Net unrealized appreciation (depreciation)
of investments	1,102	—	(5)	75
Net increase (decrease) in net assets resulting from
operations	868	(158)	8	98
Changes from principal transactions:
Total unit transactions	(54)	(9,484)	(116)	(4)
Increase (decrease) in net assets derived from
principal transactions	(54)	(9,484)	(116)	(4)
Total increase (decrease) in net assets	814	(9,642)	(108)	94
Net assets at December 31, 2017	$5,690	$219,152	$54	$388

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net assets at January 1, 2016	$—	$269	$78,391	$840

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	629	8
Total realized gain (loss) on investments
and capital gains distributions	1	(5)	(666)	(24)
Net unrealized appreciation (depreciation)
of investments	(1)	20	4,236	64
Net increase (decrease) in net assets resulting from
operations	—	18	4,199	48
Changes from principal transactions:
Total unit transactions	28	(2)	(6,133)	(184)
Increase (decrease) in net assets derived from
principal transactions	28	(2)	(6,133)	(184)
Total increase (decrease) in net assets	28	16	(1,934)	(136)
Net assets at December 31, 2016	28	285	76,457	704

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	5	1,264	11
Total realized gain (loss) on investments
and capital gains distributions	38	(4)	(794)	(13)
Net unrealized appreciation (depreciation)
of investments	86	24	5,879	53
Net increase (decrease) in net assets resulting from
operations	137	25	6,349	51
Changes from principal transactions:
Total unit transactions	1,378	(43)	(6,028)	(196)
Increase (decrease) in net assets derived from
principal transactions	1,378	(43)	(6,028)	(196)
Total increase (decrease) in net assets	1,515	(18)	321	(145)
Net assets at December 31, 2017	$1,543	$267	$76,778	$559

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class
Net assets at January 1, 2016	$5,964	$2,199	$3,706	$7,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	108	31	61	102
Total realized gain (loss) on investments
and capital gains distributions	448	20	268	657
Net unrealized appreciation (depreciation)
of investments	(133)	74	(92)	(182)
Net increase (decrease) in net assets resulting from
operations	423	125	237	577
Changes from principal transactions:
Total unit transactions	1,640	91	402	1,635
Increase (decrease) in net assets derived from
principal transactions	1,640	91	402	1,635
Total increase (decrease) in net assets	2,063	216	639	2,212
Net assets at December 31, 2016	8,027	2,415	4,345	9,330

Increase (decrease) in net assets
Operations:
Net investment income (loss)	78	25	34	74
Total realized gain (loss) on investments
and capital gains distributions	59	24	120	145
Net unrealized appreciation (depreciation)
of investments	1,118	383	403	1,589
Net increase (decrease) in net assets resulting from
operations	1,255	432	557	1,808
Changes from principal transactions:
Total unit transactions	1,691	1,471	(566)	1,587
Increase (decrease) in net assets derived from
principal transactions	1,691	1,471	(566)	1,587
Total increase (decrease) in net assets	2,946	1,903	(9)	3,395
Net assets at December 31, 2017	$10,973	$4,318	$4,336	$12,725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class
Net assets at January 1, 2016	$3,385	$2,330	$6,581	$1,240

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	34	83	15
Total realized gain (loss) on investments
and capital gains distributions	174	234	646	63
Net unrealized appreciation (depreciation)
of investments	49	(100)	(122)	44
Net increase (decrease) in net assets resulting from
operations	271	168	607	122
Changes from principal transactions:
Total unit transactions	65	142	2,462	393
Increase (decrease) in net assets derived from
principal transactions	65	142	2,462	393
Total increase (decrease) in net assets	336	310	3,069	515
Net assets at December 31, 2016	3,721	2,640	9,650	1,755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35	16	62	14
Total realized gain (loss) on investments
and capital gains distributions	95	(8)	240	65
Net unrealized appreciation (depreciation)
of investments	652	386	1,769	359
Net increase (decrease) in net assets resulting from
operations	782	394	2,071	438
Changes from principal transactions:
Total unit transactions	1,303	(661)	2,296	961
Increase (decrease) in net assets derived from
principal transactions	1,303	(661)	2,296	961
Total increase (decrease) in net assets	2,085	(267)	4,367	1,399
Net assets at December 31, 2017	$5,806	$2,373	$14,017	$3,154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class
Net assets at January 1, 2016	$2,021	$1,459	$734	$532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	15	5	8
Total realized gain (loss) on investments
and capital gains distributions	215	99	19	45
Net unrealized appreciation (depreciation)
of investments	(66)	26	37	—
Net increase (decrease) in net assets resulting from
operations	177	140	61	53
Changes from principal transactions:
Total unit transactions	471	693	214	246
Increase (decrease) in net assets derived from
principal transactions	471	693	214	246
Total increase (decrease) in net assets	648	833	275	299
Net assets at December 31, 2016	2,669	2,292	1,009	831

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	15	4	8
Total realized gain (loss) on investments
and capital gains distributions	38	63	26	21
Net unrealized appreciation (depreciation)
of investments	396	491	214	169
Net increase (decrease) in net assets resulting from
operations	450	569	244	198
Changes from principal transactions:
Total unit transactions	(336)	1,208	785	267
Increase (decrease) in net assets derived from
principal transactions	(336)	1,208	785	267
Total increase (decrease) in net assets	114	1,777	1,029	465
Net assets at December 31, 2017	$2,783	$4,069	$2,038	$1,296

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class
Net assets at January 1, 2016	$3,153	$1,296	$1,292	$440

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	14	12	6
Total realized gain (loss) on investments
and capital gains distributions	47	8	21	36
Net unrealized appreciation (depreciation)
of investments	60	35	23	(21)
Net increase (decrease) in net assets resulting from
operations	132	57	56	21
Changes from principal transactions:
Total unit transactions	373	(458)	(203)	(24)
Increase (decrease) in net assets derived from
principal transactions	373	(458)	(203)	(24)
Total increase (decrease) in net assets	505	(401)	(147)	(3)
Net assets at December 31, 2016	3,658	895	1,145	437

Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	11	11	6
Total realized gain (loss) on investments
and capital gains distributions	31	7	11	13
Net unrealized appreciation (depreciation)
of investments	249	57	68	44
Net increase (decrease) in net assets resulting from
operations	322	75	90	63
Changes from principal transactions:
Total unit transactions	553	20	10	1
Increase (decrease) in net assets derived from
principal transactions	553	20	10	1
Total increase (decrease) in net assets	875	95	100	64
Net assets at December 31, 2017	$4,533	$990	$1,245	$501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class
Net assets at January 1, 2016	$2,461	$131,712	$13,036	$175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	1,652	169	6
Total realized gain (loss) on investments
and capital gains distributions	18	12,908	993	33
Net unrealized appreciation (depreciation)
of investments	58	(8,007)	(558)	(20)
Net increase (decrease) in net assets resulting from
operations	118	6,553	604	19
Changes from principal transactions:
Total unit transactions	30	(2,747)	(2,573)	192
Increase (decrease) in net assets derived from
principal transactions	30	(2,747)	(2,573)	192
Total increase (decrease) in net assets	148	3,806	(1,969)	211
Net assets at December 31, 2016	2,609	135,518	11,067	386

Increase (decrease) in net assets
Operations:
Net investment income (loss)	114	1,451	108	5
Total realized gain (loss) on investments
and capital gains distributions	42	6,184	(216)	11
Net unrealized appreciation (depreciation)
of investments	658	10,895	1,533	57
Net increase (decrease) in net assets resulting from
operations	814	18,530	1,425	73
Changes from principal transactions:
Total unit transactions	5,294	(8,231)	(3,828)	1
Increase (decrease) in net assets derived from
principal transactions	5,294	(8,231)	(3,828)	1
Total increase (decrease) in net assets	6,108	10,299	(2,403)	74
Net assets at December 31, 2017	$8,717	$145,817	$8,664	$460
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class
Net assets at January 1, 2016	$3,633	$128,935	$12,529	$31

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	1,700	173	—
Total realized gain (loss) on investments
and capital gains distributions	92	13,318	1,034	3
Net unrealized appreciation (depreciation)
of investments	46	(7,929)	(534)	(1)
Net increase (decrease) in net assets resulting from
operations	185	7,089	673	2
Changes from principal transactions:
Total unit transactions	(723)	471	76	—
Increase (decrease) in net assets derived from
principal transactions	(723)	471	76	—
Total increase (decrease) in net assets	(538)	7,560	749	2
Net assets at December 31, 2016	3,095	136,495	13,278	33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72	1,021	97	—
Total realized gain (loss) on investments
and capital gains distributions	77	5,829	516	(1)
Net unrealized appreciation (depreciation)
of investments	735	17,394	1,643	7
Net increase (decrease) in net assets resulting from
operations	884	24,244	2,256	6
Changes from principal transactions:
Total unit transactions	2,899	(4,122)	(3,195)	(10)
Increase (decrease) in net assets derived from
principal transactions	2,899	(4,122)	(3,195)	(10)
Total increase (decrease) in net assets	3,783	20,122	(939)	(4)
Net assets at December 31, 2017	$6,878	$156,617	$12,339	$29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class
Net assets at January 1, 2016	$2,014	$94,100	$7,401	$1,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	839	67	6
Total realized gain (loss) on investments
and capital gains distributions	66	9,670	613	(43)
Net unrealized appreciation (depreciation)
of investments	28	(5,051)	(265)	67
Net increase (decrease) in net assets resulting from
operations	122	5,458	415	30
Changes from principal transactions:
Total unit transactions	215	3,213	(18)	(137)
Increase (decrease) in net assets derived from
principal transactions	215	3,213	(18)	(137)
Total increase (decrease) in net assets	337	8,671	397	(107)
Net assets at December 31, 2016	2,351	102,771	7,798	1,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	301	26	9
Total realized gain (loss) on investments
and capital gains distributions	169	4,537	(272)	91
Net unrealized appreciation (depreciation)
of investments	622	15,519	1,724	194
Net increase (decrease) in net assets resulting from
operations	830	20,357	1,478	294
Changes from principal transactions:
Total unit transactions	3,152	(983)	(3,544)	672
Increase (decrease) in net assets derived from
principal transactions	3,152	(983)	(3,544)	672
Total increase (decrease) in net assets	3,982	19,374	(2,066)	966
Net assets at December 31, 2017	$6,333	$122,145	$5,732	$2,039

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class
Net assets at January 1, 2016	$14,170	$1,174	$4,678	$967

Increase (decrease) in net assets
Operations:
Net investment income (loss)	101	9	64	7
Total realized gain (loss) on investments
and capital gains distributions	1,024	14	317	13
Net unrealized appreciation (depreciation)
of investments	(153)	51	(126)	19
Net increase (decrease) in net assets resulting from
operations	972	74	255	39
Changes from principal transactions:
Total unit transactions	3,309	190	(96)	3
Increase (decrease) in net assets derived from
principal transactions	3,309	190	(96)	3
Total increase (decrease) in net assets	4,281	264	159	42
Net assets at December 31, 2016	18,451	1,438	4,837	1,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	2	26	15
Total realized gain (loss) on investments
and capital gains distributions	351	52	56	15
Net unrealized appreciation (depreciation)
of investments	3,644	253	620	49
Net increase (decrease) in net assets resulting from
operations	4,029	307	702	79
Changes from principal transactions:
Total unit transactions	2,884	(316)	875	(252)
Increase (decrease) in net assets derived from
principal transactions	2,884	(316)	875	(252)
Total increase (decrease) in net assets	6,913	(9)	1,577	(173)
Net assets at December 31, 2017	$25,364	$1,429	$6,414	$836

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class
Net assets at January 1, 2016	$6,503	$71,177	$6,948	$5,865

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	188	26	97
Total realized gain (loss) on investments
and capital gains distributions	19	490	64	327
Net unrealized appreciation (depreciation)
of investments	194	1,780	135	(123)
Net increase (decrease) in net assets resulting from
operations	264	2,458	225	301
Changes from principal transactions:
Total unit transactions	(165)	(10,177)	(1,582)	261
Increase (decrease) in net assets derived from
principal transactions	(165)	(10,177)	(1,582)	261
Total increase (decrease) in net assets	99	(7,719)	(1,357)	562
Net assets at December 31, 2016	6,602	63,458	5,591	6,427

Increase (decrease) in net assets
Operations:
Net investment income (loss)	176	812	67	86
Total realized gain (loss) on investments
and capital gains distributions	20	759	95	(119)
Net unrealized appreciation (depreciation)
of investments	485	3,206	266	634
Net increase (decrease) in net assets resulting from
operations	681	4,777	428	601
Changes from principal transactions:
Total unit transactions	1,467	(12,498)	(1,283)	368
Increase (decrease) in net assets derived from
principal transactions	1,467	(12,498)	(1,283)	368
Total increase (decrease) in net assets	2,148	(7,721)	(855)	969
Net assets at December 31, 2017	$8,750	$55,737	$4,736	$7,396

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Net assets at January 1, 2016	$78	$20,011	$50,668	$336

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	290	327	(1)
Total realized gain (loss) on investments
and capital gains distributions	(2)	2,100	4,825	46
Net unrealized appreciation (depreciation)
of investments	18	3,186	6,770	(32)
Net increase (decrease) in net assets resulting from
operations	17	5,576	11,922	13
Changes from principal transactions:
Total unit transactions	(20)	7,234	5,536	(34)
Increase (decrease) in net assets derived from
principal transactions	(20)	7,234	5,536	(34)
Total increase (decrease) in net assets	(3)	12,810	17,458	(21)
Net assets at December 31, 2016	75	32,821	68,126	315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	302	212	1
Total realized gain (loss) on investments
and capital gains distributions	3	1,291	3,773	52
Net unrealized appreciation (depreciation)
of investments	4	2,217	2,961	34
Net increase (decrease) in net assets resulting from
operations	8	3,810	6,946	87
Changes from principal transactions:
Total unit transactions	(10)	2,626	(1,441)	(9)
Increase (decrease) in net assets derived from
principal transactions	(10)	2,626	(1,441)	(9)
Total increase (decrease) in net assets	(2)	6,436	5,505	78
Net assets at December 31, 2017	$73	$39,257	$73,631	$393

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Net assets at January 1, 2016	$142,519	$14,625	$272	$5,950

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,149)	338	(1)	(40)
Total realized gain (loss) on investments
and capital gains distributions	27,228	1,965	50	718
Net unrealized appreciation (depreciation)
of investments	(20,499)	(1,316)	(18)	662
Net increase (decrease) in net assets resulting from
operations	5,580	987	31	1,340
Changes from principal transactions:
Total unit transactions	(24,113)	(1,916)	(144)	(206)
Increase (decrease) in net assets derived from
principal transactions	(24,113)	(1,916)	(144)	(206)
Total increase (decrease) in net assets	(18,533)	(929)	(113)	1,134
Net assets at December 31, 2016	123,986	13,696	159	7,084

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(192)	—	(1)	(40)
Total realized gain (loss) on investments
and capital gains distributions	29,908	1,519	10	754
Net unrealized appreciation (depreciation)
of investments	906	1,099	6	(91)
Net increase (decrease) in net assets resulting from
operations	30,622	2,618	15	623
Changes from principal transactions:
Total unit transactions	(24,130)	(1,768)	(7)	(704)
Increase (decrease) in net assets derived from
principal transactions	(24,130)	(1,768)	(7)	(704)
Total increase (decrease) in net assets	6,492	850	8	(81)
Net assets at December 31, 2017	$130,478	$14,546	$167	$7,003

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net assets at January 1, 2016	$429	$62,485	$1,534	$310,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	911	19	3,326
Total realized gain (loss) on investments
and capital gains distributions	46	2,832	108	18,752
Net unrealized appreciation (depreciation)
of investments	8	5,450	76	18,830
Net increase (decrease) in net assets resulting from
operations	62	9,193	203	40,908
Changes from principal transactions:
Total unit transactions	(83)	(7,145)	(152)	(31,331)
Increase (decrease) in net assets derived from
principal transactions	(83)	(7,145)	(152)	(31,331)
Total increase (decrease) in net assets	(21)	2,048	51	9,577
Net assets at December 31, 2016	408	64,533	1,585	320,439

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	127	15	3,929
Total realized gain (loss) on investments
and capital gains distributions	30	5,538	80	13,552
Net unrealized appreciation (depreciation)
of investments	35	4,429	53	12,800
Net increase (decrease) in net assets resulting from
operations	68	10,094	148	30,281
Changes from principal transactions:
Total unit transactions	(38)	(5,649)	(172)	(24,070)
Increase (decrease) in net assets derived from
principal transactions	(38)	(5,649)	(172)	(24,070)
Total increase (decrease) in net assets	30	4,445	(24)	6,211
Net assets at December 31, 2017	$438	$68,978	$1,561	$326,650

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2016	$1,429	$301	$7,118	$61,629

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	—	9	(166)
Total realized gain (loss) on investments
and capital gains distributions	52	50	723	9,421
Net unrealized appreciation (depreciation)
of investments	136	(7)	270	(1,061)
Net increase (decrease) in net assets resulting from
operations	207	43	1,002	8,194
Changes from principal transactions:
Total unit transactions	51	—	313	(2,024)
Increase (decrease) in net assets derived from
principal transactions	51	—	313	(2,024)
Total increase (decrease) in net assets	258	43	1,315	6,170
Net assets at December 31, 2016	1,687	344	8,433	67,799

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	—	51	(242)
Total realized gain (loss) on investments
and capital gains distributions	40	49	2,147	9,789
Net unrealized appreciation (depreciation)
of investments	97	(4)	77	(1,304)
Net increase (decrease) in net assets resulting from
operations	154	45	2,275	8,243
Changes from principal transactions:
Total unit transactions	(192)	(38)	13,413	(5,116)
Increase (decrease) in net assets derived from
principal transactions	(192)	(38)	13,413	(5,116)
Total increase (decrease) in net assets	(38)	7	15,688	3,127
Net assets at December 31, 2017	$1,649	$351	$24,121	$70,926

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class
Net assets at January 1, 2016	$532	$561,053	$1,159	$33,264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1,208	(1)	1,406
Total realized gain (loss) on investments
and capital gains distributions	69	49,741	121	(570)
Net unrealized appreciation (depreciation)
of investments	(80)	(56,974)	(134)	3,165
Net increase (decrease) in net assets resulting from
operations	(10)	(6,025)	(14)	4,001
Changes from principal transactions:
Total unit transactions	(149)	(42,930)	(42)	(3,887)
Increase (decrease) in net assets derived from
principal transactions	(149)	(42,930)	(42)	(3,887)
Total increase (decrease) in net assets	(159)	(48,955)	(56)	114
Net assets at December 31, 2016	373	512,098	1,103	33,378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	541	(1)	1,489
Total realized gain (loss) on investments
and capital gains distributions	19	19,364	32	(67)
Net unrealized appreciation (depreciation)
of investments	108	154,394	374	819
Net increase (decrease) in net assets resulting from
operations	128	174,299	405	2,241
Changes from principal transactions:
Total unit transactions	(48)	(36,624)	159	3,427
Increase (decrease) in net assets derived from
principal transactions	(48)	(36,624)	159	3,427
Total increase (decrease) in net assets	80	137,675	564	5,668
Net assets at December 31, 2017	$453	$649,773	$1,667	$39,046

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2016	$756	$379	$394,816	$994

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	(1)	(2,726)	(6)
Total realized gain (loss) on investments
and capital gains distributions	—	64	57,176	144
Net unrealized appreciation (depreciation)
of investments	59	(44)	(30,833)	(78)
Net increase (decrease) in net assets resulting from
operations	92	19	23,617	60
Changes from principal transactions:
Total unit transactions	8	(79)	(28,462)	15
Increase (decrease) in net assets derived from
principal transactions	8	(79)	(28,462)	15
Total increase (decrease) in net assets	100	(60)	(4,845)	75
Net assets at December 31, 2016	856	319	389,971	1,069

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	—	(1,651)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(20)	36	38,139	112
Net unrealized appreciation (depreciation)
of investments	34	34	53,037	143
Net increase (decrease) in net assets resulting from
operations	39	70	89,525	252
Changes from principal transactions:
Total unit transactions	(479)	(58)	(23,472)	57
Increase (decrease) in net assets derived from
principal transactions	(479)	(58)	(23,472)	57
Total increase (decrease) in net assets	(440)	12	66,053	309
Net assets at December 31, 2017	$416	$331	$456,024	$1,378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Net assets at January 1, 2016	$1,424	$381,587	$4,226	$345

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3,190)	(22)	6
Total realized gain (loss) on investments
and capital gains distributions	431	59,871	698	(10)
Net unrealized appreciation (depreciation)
of investments	(416)	(54,813)	(687)	3
Net increase (decrease) in net assets resulting from
operations	10	1,868	(11)	(1)
Changes from principal transactions:
Total unit transactions	(315)	(24,243)	(660)	(121)
Increase (decrease) in net assets derived from
principal transactions	(315)	(24,243)	(660)	(121)
Total increase (decrease) in net assets	(305)	(22,375)	(671)	(122)
Net assets at December 31, 2016	1,119	359,212	3,555	223

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3,498)	(24)	3
Total realized gain (loss) on investments
and capital gains distributions	188	56,863	669	2
Net unrealized appreciation (depreciation)
of investments	178	61,520	435	40
Net increase (decrease) in net assets resulting from
operations	361	114,885	1,080	45
Changes from principal transactions:
Total unit transactions	176	(4,378)	(641)	(30)
Increase (decrease) in net assets derived from
principal transactions	176	(4,378)	(641)	(30)
Total increase (decrease) in net assets	537	110,507	439	15
Net assets at December 31, 2017	$1,656	$469,719	$3,994	$238

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I
Net assets at January 1, 2016	$88,438	$308	$1,470	$33,353

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,049	7	38	649
Total realized gain (loss) on investments
and capital gains distributions	(2,134)	8	1	1,038
Net unrealized appreciation (depreciation)
of investments	605	(14)	289	(245)
Net increase (decrease) in net assets resulting from
operations	520	1	328	1,442
Changes from principal transactions:
Total unit transactions	(7,753)	(59)	1,719	(3,705)
Increase (decrease) in net assets derived from
principal transactions	(7,753)	(59)	1,719	(3,705)
Total increase (decrease) in net assets	(7,233)	(58)	2,047	(2,263)
Net assets at December 31, 2016	81,205	250	3,517	31,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	899	2	56	460
Total realized gain (loss) on investments
and capital gains distributions	(644)	7	264	1,494
Net unrealized appreciation (depreciation)
of investments	16,369	35	485	725
Net increase (decrease) in net assets resulting from
operations	16,624	44	805	2,679
Changes from principal transactions:
Total unit transactions	(6,725)	(98)	1,556	(5,109)
Increase (decrease) in net assets derived from
principal transactions	(6,725)	(98)	1,556	(5,109)
Total increase (decrease) in net assets	9,899	(54)	2,361	(2,430)
Net assets at December 31, 2017	$91,104	$196	$5,878	$28,660

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2016	$70,037	$63,542	$1,408	$1,206,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,187	1,091	15	10,454
Total realized gain (loss) on investments
and capital gains distributions	38	2,064	150	118,550
Net unrealized appreciation (depreciation)
of investments	2,774	289	(55)	(33,272)
Net increase (decrease) in net assets resulting from
operations	3,999	3,444	110	95,732
Changes from principal transactions:
Total unit transactions	(4,481)	(4,209)	(210)	(122,162)
Increase (decrease) in net assets derived from
principal transactions	(4,481)	(4,209)	(210)	(122,162)
Total increase (decrease) in net assets	(482)	(765)	(100)	(26,430)
Net assets at December 31, 2016	69,555	62,777	1,308	1,180,483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	547	663	14	8,724
Total realized gain (loss) on investments
and capital gains distributions	3,541	4,761	195	198,804
Net unrealized appreciation (depreciation)
of investments	6,842	2,563	37	6,469
Net increase (decrease) in net assets resulting from
operations	10,930	7,987	246	213,997
Changes from principal transactions:
Total unit transactions	(8,041)	(6,015)	(98)	(127,518)
Increase (decrease) in net assets derived from
principal transactions	(8,041)	(6,015)	(98)	(127,518)
Total increase (decrease) in net assets	2,889	1,972	148	86,479
Net assets at December 31, 2017	$72,444	$64,749	$1,456	$1,266,962

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Net assets at January 1, 2016	$290	$96,475	$11,940	$323,462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,818	160	2,250
Total realized gain (loss) on investments
and capital gains distributions	27	(1,220)	(156)	11,232
Net unrealized appreciation (depreciation)
of investments	(4)	3,735	486	14,930
Net increase (decrease) in net assets resulting from
operations	26	4,333	490	28,412
Changes from principal transactions:
Total unit transactions	19	(12,622)	(1,172)	(19,737)
Increase (decrease) in net assets derived from
principal transactions	19	(12,622)	(1,172)	(19,737)
Total increase (decrease) in net assets	45	(8,289)	(682)	8,675
Net assets at December 31, 2016	335	88,186	11,258	332,137

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1,285	110	2,066
Total realized gain (loss) on investments
and capital gains distributions	33	1,159	81	26,641
Net unrealized appreciation (depreciation)
of investments	24	15,854	2,197	45,480
Net increase (decrease) in net assets resulting from
operations	59	18,298	2,388	74,187
Changes from principal transactions:
Total unit transactions	(39)	(16,006)	(768)	(29,302)
Increase (decrease) in net assets derived from
principal transactions	(39)	(16,006)	(768)	(29,302)
Total increase (decrease) in net assets	20	2,292	1,620	44,885
Net assets at December 31, 2017	$355	$90,478	$12,878	$377,022
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I
Net assets at January 1, 2016	$282	$327,049	$300	$133,988

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	406	2	(135)
Total realized gain (loss) on investments
and capital gains distributions	13	34,488	69	7,347
Net unrealized appreciation (depreciation)
of investments	10	18,699	(22)	26,629
Net increase (decrease) in net assets resulting from
operations	26	53,593	49	33,841
Changes from principal transactions:
Total unit transactions	(10)	(18,806)	(67)	(4,520)
Increase (decrease) in net assets derived from
principal transactions	(10)	(18,806)	(67)	(4,520)
Total increase (decrease) in net assets	16	34,787	(18)	29,321
Net assets at December 31, 2016	298	361,836	282	163,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1,402	—	(127)
Total realized gain (loss) on investments
and capital gains distributions	80	31,799	36	25,641
Net unrealized appreciation (depreciation)
of investments	(34)	8,805	(17)	(12,485)
Net increase (decrease) in net assets resulting from
operations	47	42,006	19	13,029
Changes from principal transactions:
Total unit transactions	(144)	(46,702)	(230)	(21,941)
Increase (decrease) in net assets derived from
principal transactions	(144)	(46,702)	(230)	(21,941)
Total increase (decrease) in net assets	(97)	(4,696)	(211)	(8,912)
Net assets at December 31, 2017	$201	$357,140	$71	$154,397

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net assets at January 1, 2016	$276	$29,868	$7	$27,315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	629	—	72
Total realized gain (loss) on investments
and capital gains distributions	48	375	—	1,491
Net unrealized appreciation (depreciation)
of investments	12	(1,039)	—	424
Net increase (decrease) in net assets resulting from
operations	61	(35)	—	1,987
Changes from principal transactions:
Total unit transactions	(62)	58	—	11,597
Increase (decrease) in net assets derived from
principal transactions	(62)	58	—	11,597
Total increase (decrease) in net assets	(1)	23	—	13,584
Net assets at December 31, 2016	275	29,891	7	40,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	506	—	50
Total realized gain (loss) on investments
and capital gains distributions	70	683	—	2,041
Net unrealized appreciation (depreciation)
of investments	(51)	6,285	2	11,459
Net increase (decrease) in net assets resulting from
operations	19	7,474	2	13,550
Changes from principal transactions:
Total unit transactions	(101)	4,049	1	8,598
Increase (decrease) in net assets derived from
principal transactions	(101)	4,049	1	8,598
Total increase (decrease) in net assets	(82)	11,523	3	22,148
Net assets at December 31, 2017	$193	$41,414	$10	$63,047

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I
Net assets at January 1, 2016	$1,170	$62,008	$389	$440

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	760	2	2
Total realized gain (loss) on investments
and capital gains distributions	91	1,880	24	30
Net unrealized appreciation (depreciation)
of investments	(31)	5,414	9	33
Net increase (decrease) in net assets resulting from
operations	69	8,054	35	65
Changes from principal transactions:
Total unit transactions	(57)	23,663	(24)	(15)
Increase (decrease) in net assets derived from
principal transactions	(57)	23,663	(24)	(15)
Total increase (decrease) in net assets	12	31,717	11	50
Net assets at December 31, 2016	1,182	93,725	400	490

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	926	2	6
Total realized gain (loss) on investments
and capital gains distributions	110	4,318	18	19
Net unrealized appreciation (depreciation)
of investments	236	15,926	60	45
Net increase (decrease) in net assets resulting from
operations	354	21,170	80	70
Changes from principal transactions:
Total unit transactions	(62)	8,715	(39)	112
Increase (decrease) in net assets derived from
principal transactions	(62)	8,715	(39)	112
Total increase (decrease) in net assets	292	29,885	41	182
Net assets at December 31, 2017	$1,474	$123,610	$441	$672

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2016	$9,518	$11,132	$77,658	$33,953

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(32)	558	186
Total realized gain (loss) on investments
and capital gains distributions	532	798	10,960	4,551
Net unrealized appreciation (depreciation)
of investments	993	(74)	(482)	2,743
Net increase (decrease) in net assets resulting from
operations	1,569	692	11,036	7,480
Changes from principal transactions:
Total unit transactions	2,309	993	16,878	4,349
Increase (decrease) in net assets derived from
principal transactions	2,309	993	16,878	4,349
Total increase (decrease) in net assets	3,878	1,685	27,914	11,829
Net assets at December 31, 2016	13,396	12,817	105,572	45,782

Increase (decrease) in net assets
Operations:
Net investment income (loss)	132	(44)	1,145	187
Total realized gain (loss) on investments
and capital gains distributions	558	849	11,076	5,125
Net unrealized appreciation (depreciation)
of investments	1,028	2,188	9,232	2,365
Net increase (decrease) in net assets resulting from
operations	1,718	2,993	21,453	7,677
Changes from principal transactions:
Total unit transactions	928	415	32,469	17,463
Increase (decrease) in net assets derived from
principal transactions	928	415	32,469	17,463
Total increase (decrease) in net assets	2,646	3,408	53,922	25,140
Net assets at December 31, 2017	$16,042	$16,225	$159,494	$70,922

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2016	$140,805	$314	$13,331	$128,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(712)	—	201	(1,167)
Total realized gain (loss) on investments
and capital gains distributions	13,332	33	(61)	13,966
Net unrealized appreciation (depreciation)
of investments	19,358	44	21	(4,756)
Net increase (decrease) in net assets resulting from
operations	31,978	77	161	8,043
Changes from principal transactions:
Total unit transactions	(3,186)	10	2,677	(4,372)
Increase (decrease) in net assets derived from
principal transactions	(3,186)	10	2,677	(4,372)
Total increase (decrease) in net assets	28,792	87	2,838	3,671
Net assets at December 31, 2016	169,597	401	16,169	132,120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,012)	—	237	(1,418)
Total realized gain (loss) on investments
and capital gains distributions	21,750	80	17	8,219
Net unrealized appreciation (depreciation)
of investments	(3,767)	(45)	126	32,735
Net increase (decrease) in net assets resulting from
operations	16,971	35	380	39,536
Changes from principal transactions:
Total unit transactions	(7,808)	(290)	(803)	83,574
Increase (decrease) in net assets derived from
principal transactions	(7,808)	(290)	(803)	83,574
Total increase (decrease) in net assets	9,163	(255)	(423)	123,110
Net assets at December 31, 2017	$178,760	$146	$15,746	$255,230

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International
Net assets at January 1, 2016	$1,232	$50,351	$121	$44,253

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(485)	—	172
Total realized gain (loss) on investments
and capital gains distributions	117	5,093	16	1,562
Net unrealized appreciation (depreciation)
of investments	(41)	1,640	(2)	(2,635)
Net increase (decrease) in net assets resulting from
operations	69	6,248	14	(901)
Changes from principal transactions:
Total unit transactions	(235)	108	(36)	(2,055)
Increase (decrease) in net assets derived from
principal transactions	(235)	108	(36)	(2,055)
Total increase (decrease) in net assets	(166)	6,356	(22)	(2,956)
Net assets at December 31, 2016	1,066	56,707	99	41,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(548)	—	185
Total realized gain (loss) on investments
and capital gains distributions	40	4,806	7	(383)
Net unrealized appreciation (depreciation)
of investments	199	5,890	11	12,473
Net increase (decrease) in net assets resulting from
operations	233	10,148	18	12,275
Changes from principal transactions:
Total unit transactions	(195)	2,732	(8)	(7,256)
Increase (decrease) in net assets derived from
principal transactions	(195)	2,732	(8)	(7,256)
Total increase (decrease) in net assets	38	12,880	10	5,019
Net assets at December 31, 2017	$1,104	$69,587	$109	$46,316

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4
Net assets at January 1, 2016	$62,371	$64,131	$2,936	$127,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(421)	(457)	28	1,265
Total realized gain (loss) on investments
and capital gains distributions	16,552	15,559	235	7,118
Net unrealized appreciation (depreciation)
of investments	(9,342)	(7,234)	31	8,003
Net increase (decrease) in net assets resulting from
operations	6,789	7,868	294	16,386
Changes from principal transactions:
Total unit transactions	(8,061)	(3,359)	(506)	9,245
Increase (decrease) in net assets derived from
principal transactions	(8,061)	(3,359)	(506)	9,245
Total increase (decrease) in net assets	(1,272)	4,509	(212)	25,631
Net assets at December 31, 2016	61,099	68,640	2,724	152,821

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(468)	(537)	29	1,532
Total realized gain (loss) on investments
and capital gains distributions	6,891	10,163	201	12,376
Net unrealized appreciation (depreciation)
of investments	8,579	3,010	255	15,620
Net increase (decrease) in net assets resulting from
operations	15,002	12,636	485	29,528
Changes from principal transactions:
Total unit transactions	(4,425)	(1,719)	(244)	9,193
Increase (decrease) in net assets derived from
principal transactions	(4,425)	(1,719)	(244)	9,193
Total increase (decrease) in net assets	10,577	10,917	241	38,721
Net assets at December 31, 2017	$71,676	$79,557	$2,965	$191,542

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2017 and 2016
(Dollars in thousands)

	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Net assets at January 1, 2016	$95	$—	$103,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(546)
Total realized gain (loss) on investments
and capital gains distributions	2	2	5,167
Net unrealized appreciation (depreciation)
of investments	34	3	22,683
Net increase (decrease) in net assets resulting from
operations	35	4	27,304
Changes from principal transactions:
Total unit transactions	23	212	(6,745)
Increase (decrease) in net assets derived from
principal transactions	23	212	(6,745)
Total increase (decrease) in net assets	58	216	20,559
Net assets at December 31, 2016	153	216	124,195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(6)	(187)
Total realized gain (loss) on investments
and capital gains distributions	11	42	9,875
Net unrealized appreciation (depreciation)
of investments	7	45	1,822
Net increase (decrease) in net assets resulting from
operations	17	81	11,510
Changes from principal transactions:
Total unit transactions	(39)	339	(8,227)
Increase (decrease) in net assets derived from
principal transactions	(39)	339	(8,227)
Total increase (decrease) in net assets	(22)	420	3,283
Net assets at December 31, 2017	$131	$636	$127,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.     Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings. ING continues to hold certain warrants to purchase shares of Voya Financial, Inc. common stock.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2017, the Account had 323 investment divisions (the “Divisions”),170 of which invest in independently managed mutual funds and 153 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2017 and related Trusts are as follows:

AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5

AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Alger Funds II:
Alger Responsible Investing Fund - Class A
Alger Funds:
Alger Capital Appreciation Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®:
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3

Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A
Columbia Mid Cap Value Fund - Class Z
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series Inc.:
Davis Financial Fund - Class Y
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class
Emerging Markets Core Equity Portfolio - Institutional Class
U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America®:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Value Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A

Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Socially Responsive Fund - Institutional Class
Neuberger Berman Socially Responsive Fund - Trust Class
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund®, Inc.:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K
Columbia Diversified Equity Income Fund - Class R4
Royce Fund:
Royce Total Return Fund - K Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:
TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R

Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Large-Cap Growth Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Investors Trust (continued):
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class

Voya Partners, Inc.(continued):
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S

Voya Variable Portfolios, Inc.(continued):
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A

The names of certain Trusts and Divisions were changed during 2017. The following is a summary of current and former names for those Divisions:

Current Name
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A
Alger Funds II:
Alger Responsible Investing Fund - Class A
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares

BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Investor A Shares

Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Funds:
Oppenheimer Developing Markets Fund - Class A

Former Name
AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A
Alger Funds:
Alger Green Fund - Class A
BlackRock FundsSM:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Enterprise Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Global Research Portfolio - Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional Shares
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name
Oppenheimer Funds (continued):
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Funds:
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A
Oppenheimer Integrity Funds:
Oppenheimer International Growth Fund - Class Y
Oppenheimer Integrity Funds:
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA

Former Name
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA

During 2017, the following Divisions were closed to contract owners:

Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I

Voya Investors Trust:
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class
VY® FMR® Diversified Mid Cap Portfolio - Service Class

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2017 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2017. The Account had no liabilities as of December 31, 2017.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge ranging from 0.50% to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions
On or about May 1, 2017, VIL was appointed investment adviser for these certain additional U.S registered investment companies previously managed by Directed Services LLC ("DSL"), which in turn caused DSL and Voya Retirement Insurance and Annuity Company ("VRIAC") to terminate a separate intercompany agreement dated as of December 22, 2010 between DSL and VRIAC by which DSL had paid a portion of the revenue DSL earned as investment adviser.
Until the termination of the intercompany agreement management fees were paid to DSL in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.19% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2017 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A	$30	$26
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	81	163
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	4,101	579
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	79	5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	961	853
Invesco Small Cap Growth Fund - Class A	24	5
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	269	248
AIM Investment Funds:
Invesco Endeavor Fund - Class A	4	1
Invesco Global Health Care Fund - Investor Class	31	120
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	168	35
AIM Sector Funds:
Invesco American Value Fund - Class R5	302	240
Invesco Energy Fund - Class R5	84	3
Invesco Small Cap Value Fund - Class A	54	237
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	7,416	6,504
Invesco V.I. Core Equity Fund - Series I Shares	2,748	4,738
Alger Funds II:
Alger Responsible Investing Fund - Class A	2,416	833
Alger Funds:
Alger Capital Appreciation Fund - Class A	92	599
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	95	30
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	1	—
AllianzGI NFJ Small-Cap Value Fund - Class A	167	298
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	8,499	5,468
Amana Income Fund - Investor Class	7,587	9,427
American Balanced Fund, Inc.:
American Balanced Fund® - Class R-3	580	2,388
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	168	75
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	14,455	7,057
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	1,619	1,177

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
American Funds Fundamental Investors:
Fundamental InvestorsSM - Class R-3	$374	$1,045
Fundamental InvestorsSM - Class R-4	19,792	5,423
American Mutual Fund:
American Mutual Fund® - Class R-4	3,011	300
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	6,188	11,578
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	94	84
Ariel Fund - Investor Class	1,877	3,076
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,218	2,400
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	301	766
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	2,428	291
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	8,493	2,983
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	136	39
BlackRock Mid Cap Dividend Fund - Investor A Shares	5,270	4,358
Bond Fund of America:
Bond Fund of AmericaSM - Class R-4	1,955	1,740
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	2,846	7,055
Capital Income Builder:
Capital Income Builder® - Class R-4	1,926	743
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	164	385
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	2,762	2,635
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	25	3
ColumbiaSM Acorn® Fund - Class Z	2	—
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	2,326	1,458
Columbia Mid Cap Value Fund - Class Z	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	101	43
Davis Series Inc.:
Davis Financial Fund - Class Y	22	29
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	243	4,503
Delaware Group Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	2,989	311
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	3,100	2,063
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	23	11

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	$349	$206
Emerging Markets Core Equity Portfolio - Institutional Class	787	83
U.S. Targeted Value Portfolio - Institutional Class	4,951	877
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	36	115
Dodge & Cox Stock Fund	40	212
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	247	322
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	—	—
EuroPacific Growth Fund:
EuroPacific Growth Fund® - Class R-3	563	2,321
EuroPacific Growth Fund® - Class R-4	32,812	17,601
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares	—	—
Fidelity Contrafund:
Fidelity Advisor® New Insights Fund - Class I	738	166
Fidelity Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	14,022	29,509
Fidelity® VIP Growth Portfolio - Initial Class	37,911	22,680
Fidelity® VIP High Income Portfolio - Initial Class	1,401	4,174
Fidelity® VIP Overseas Portfolio - Initial Class	3,536	3,323
Fidelity Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	85,156	116,257
Fidelity® VIP Index 500 Portfolio - Initial Class	24,754	9,722
Fidelity Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	—	4
Fidelity Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	3,044	6,213
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	325	262
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	104	54
Franklin Natural Resources Fund - Advisor Class	10	14
Franklin Small-Mid Cap Growth Fund - Class A	61	18
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	12,088	17,157
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	59	17
Growth Fund of America:
Growth Fund of America® - Class R-3	1,546	3,689
Growth Fund of America® - Class R-4	38,933	27,343
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	—
The Hartford International Opportunities Fund - Class R4	1,351	229
Income Fund of America:
Income Fund of America® - Class R-3	256	324

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Ivy Funds:
Ivy Science and Technology Fund - Class Y	$7,511	$1,454
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	6	4
Janus Henderson Enterprise Portfolio - Institutional Shares	33	18
Janus Henderson Flexible Bond Portfolio - Institutional Shares	1	—
Janus Henderson Global Research Portfolio - Institutional Shares	2	2
Janus Henderson Research Portfolio - Institutional Shares	4	2
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	617	214
JPMorgan Government Bond Fund - Select Class	712	999
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	576	45
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	221	98
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	94	10
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	3,091	3,265
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	170	908
Loomis Sayles Value Fund - Class Y	16	11
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	14	130
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	3	3
Lord Abbett Short Duration Income Fund - Class R4	3,998	2,574
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	91	90
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	170	369
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	43	58
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	9,774	19,790
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	9	50
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	6,767	904
Metropolitan West Total Return Bond Fund - Class M	5,488	2,357
MFS Series Trust l:
MFS® New Discovery Fund - Class R3	51	2
MFS Series Trust X:
MFS® International Value Fund - Class R3	306	70
Neuberger Berman Equity Funds:
Neuberger Berman Genesis Fund - Trust Class	126	487
Neuberger Berman Socially Responsive Fund - Institutional Class	1,092	173

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Neuberger Berman Equity Funds (continued):
Neuberger Berman Socially Responsive Fund - Trust Class	$2,012	$1,861
New Perspective Fund:
New Perspective Fund® - Class R-3	395	458
New Perspective Fund® - Class R-4	33,322	10,407
New World Fund, Inc.:
New World Fund® - Class R-4	606	40
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	613	569
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A	7	7
Oppenheimer Developing Markets Fund - Class A	21,107	17,952
Oppenheimer Developing Markets Fund - Class Y	6,070	2,821
Oppenheimer Gold & Special Minerals Fund - Class A	14	5
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A	39	50
Oppenheimer International Growth Fund - Class Y	198	57
Oppenheimer International Small-Mid Company Fund - Class Y	202	87
Oppenheimer Main Street Fund:
Oppenheimer Main Street Fund® - Class A	660	53
Oppenheimer Main Street Fund®/VA	2	8
Oppenheimer Main Street Small Cap Fund®/VA	4,047	4,199
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	2	2
Oppenheimer Global Fund/VA	3	5
Oppenheimer Global Strategic Income Fund/VA	2	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	6,099	2,571
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class	5,620	4,310
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	645	729
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	5,514	23,064
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	2,463	2,821
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	743	1,149
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	125	648
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	3,649	13,113
Pioneer Equity Income VCT Portfolio - Class I	—	—
Pioneer High Yield VCT Portfolio - Class I	3,755	3,653
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	38	18
RiverSource Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	2,439	1,429
Columbia Diversified Equity Income Fund - Class R4	11	130

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Royce Fund:
Royce Total Return Fund - K Class	$—	$—
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	1,939	1,742
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	6,346	1,892
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	9,205	715
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	150	323
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	118	32
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	1,539	1,482
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	38	129
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	3,486	2,602
Templeton Global Bond Fund - Class A	10,762	11,933
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	71	31
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	—	—
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	4,406	554
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	5,339	7,263
Vanguard Variable Insurance Fund:
Diversified Value Portfolio	17	1
Equity Income Portfolio	27	59
Small Company Growth Portfolio	7	—
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	258	53
Victory Sycamore Established Value Fund - Class A	1,682	125
Victory Sycamore Small Company Opportunity Fund - Class R	14	1
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	9,837	36,240
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	87	17
Voya Real Estate Fund - Class A	269	243
Voya Large-Cap Growth Fund - Class A	44	3
Voya Funds Trust:
Voya Floating Rate Fund - Class A	677	47
Voya GNMA Income Fund - Class A	625	797
Voya Intermediate Bond Fund - Class A	187	126
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	33,732	48,334
Voya Intermediate Bond Portfolio - Class S	153	199

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	$729	$4,049
Voya High Yield Portfolio - Adviser Class	3	3
Voya High Yield Portfolio - Institutional Class	13,112	4,554
Voya High Yield Portfolio - Service Class	4,778	4,367
Voya Large Cap Growth Portfolio - Adviser Class	12	13
Voya Large Cap Growth Portfolio - Institutional Class	54,741	37,141
Voya Large Cap Growth Portfolio - Service Class	3,727	420
Voya Large Cap Value Portfolio - Adviser Class	—	2
Voya Large Cap Value Portfolio - Institutional Class	11,079	37,725
Voya Large Cap Value Portfolio - Service Class	243	389
Voya Limited Maturity Bond Portfolio - Adviser Class	1	—
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	1,305	2,959
Voya Multi-Manager Large Cap Core Portfolio - Service Class	68	73
Voya U.S. Stock Index Portfolio - Institutional Class	9,668	3,590
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	2	19
VY® Clarion Global Real Estate Portfolio - Adviser Class	2	36
VY® Clarion Global Real Estate Portfolio - Institutional Class	6,081	14,572
VY® Clarion Real Estate Portfolio - Adviser Class	2	52
VY® Clarion Real Estate Portfolio - Institutional Class	158	516
VY® Clarion Real Estate Portfolio - Service Class	1,820	11,606
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	7,818	34,377
VY® FMR® Diversified Mid Cap Portfolio - Service Class	11,979	56,368
VY® Invesco Growth and Income Portfolio - Institutional Class	9,060	4,330
VY® Invesco Growth and Income Portfolio - Service Class	6,826	3,746
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	21	179
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	3,170	12,522
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	6,159	3,171
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	15	—
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	6,562	3,424
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	6,180	2,638
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	6	28
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	28	37
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	45,248	18,571
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	97,755	42,477
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	138	362
VY® T. Rowe Price Equity Income Portfolio - Service Class	14,809	15,492
VY® T. Rowe Price International Stock Portfolio - Adviser Class	2	16
VY® T. Rowe Price International Stock Portfolio - Service Class	1,811	1,645
VY® Templeton Global Growth Portfolio - Institutional Class	109	228
VY® Templeton Global Growth Portfolio - Service Class	1,032	1,016
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	54,434	64,076
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	28	136
Voya Multi-Manager International Small Cap Fund - Class A	51	54
Voya Multi-Manager International Small Cap Fund - Class I	1,597	206

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	$37	$76
Voya Global Bond Portfolio - Initial Class	4,936	9,700
Voya Global Bond Portfolio - Service Class	77	261
Voya Index Solution 2025 Portfolio - Initial Class	3,546	1,579
Voya Index Solution 2025 Portfolio - Service Class	1,973	409
Voya Index Solution 2025 Portfolio - Service 2 Class	993	1,441
Voya Index Solution 2035 Portfolio - Initial Class	3,695	1,749
Voya Index Solution 2035 Portfolio - Service Class	1,947	481
Voya Index Solution 2035 Portfolio - Service 2 Class	675	1,263
Voya Index Solution 2045 Portfolio - Initial Class	3,762	1,074
Voya Index Solution 2045 Portfolio - Service Class	1,176	128
Voya Index Solution 2045 Portfolio - Service 2 Class	863	1,117
Voya Index Solution 2055 Portfolio - Initial Class	1,671	381
Voya Index Solution 2055 Portfolio - Service Class	969	148
Voya Index Solution 2055 Portfolio - Service 2 Class	445	145
Voya Index Solution Income Portfolio - Initial Class	917	303
Voya Index Solution Income Portfolio - Service Class	113	79
Voya Index Solution Income Portfolio - Service 2 Class	237	211
Voya Solution 2025 Portfolio - Adviser Class	24	3
Voya Solution 2025 Portfolio - Initial Class	6,743	1,130
Voya Solution 2025 Portfolio - Service Class	16,853	19,883
Voya Solution 2025 Portfolio - Service 2 Class	1,647	5,076
Voya Solution 2035 Portfolio - Adviser Class	18	2
Voya Solution 2035 Portfolio - Initial Class	3,871	738
Voya Solution 2035 Portfolio - Service Class	17,390	16,797
Voya Solution 2035 Portfolio - Service 2 Class	1,739	4,488
Voya Solution 2045 Portfolio - Adviser Class	10	18
Voya Solution 2045 Portfolio - Initial Class	4,252	917
Voya Solution 2045 Portfolio - Service Class	14,188	11,912
Voya Solution 2045 Portfolio - Service 2 Class	1,322	4,612
Voya Solution 2055 Portfolio - Initial Class	1,260	542
Voya Solution 2055 Portfolio - Service Class	6,513	3,159
Voya Solution 2055 Portfolio - Service 2 Class	623	901
Voya Solution Balanced Portfolio - Service Class	1,367	375
Voya Solution Income Portfolio - Adviser Class	21	256
Voya Solution Income Portfolio - Initial Class	3,118	1,450
Voya Solution Income Portfolio - Service Class	4,018	15,528
Voya Solution Income Portfolio - Service 2 Class	612	1,813
Voya Solution Moderately Conservative Portfolio - Service Class	1,554	1,100
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	4	10
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	8,366	3,996
VY® American Century Small-Mid Cap Value Portfolio - Service Class	11,158	9,570
VY® Baron Growth Portfolio - Adviser Class	65	29
VY® Baron Growth Portfolio - Service Class	19,133	29,633
VY® Columbia Contrarian Core Portfolio - Service Class	1,750	2,713
VY® Columbia Small Cap Value II Portfolio - Adviser Class	7	9
VY® Columbia Small Cap Value II Portfolio - Service Class	1,211	1,690
VY® Invesco Comstock Portfolio - Adviser Class	15	51

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Invesco Comstock Portfolio - Service Class	$4,151	$9,672
VY® Invesco Equity and Income Portfolio - Adviser Class	58	179
VY® Invesco Equity and Income Portfolio - Initial Class	19,492	31,875
VY® Invesco Equity and Income Portfolio - Service Class	215	352
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	45	48
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	18,037	2,420
VY® JPMorgan Mid Cap Value Portfolio - Service Class	9,421	8,375
VY® Oppenheimer Global Portfolio - Adviser Class	24	70
VY® Oppenheimer Global Portfolio - Initial Class	12,937	48,105
VY® Oppenheimer Global Portfolio - Service Class	252	91
VY® Pioneer High Yield Portfolio - Initial Class	8,909	3,993
VY® Pioneer High Yield Portfolio - Service Class	80	535
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	43	75
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	45,318	40,177
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	267	124
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	452	136
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	67,114	31,809
VY® T. Rowe Price Growth Equity Portfolio - Service Class	820	1,080
VY® Templeton Foreign Equity Portfolio - Adviser Class	15	42
VY® Templeton Foreign Equity Portfolio - Initial Class	3,704	9,530
VY® Templeton Foreign Equity Portfolio - Service Class	15	111
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	2,649	954
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	3,671	8,320
Voya Strategic Allocation Growth Portfolio - Class I	3,508	11,002
Voya Strategic Allocation Moderate Portfolio - Class I	5,452	10,803
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	187	112
Voya Growth and Income Portfolio - Class I	161,994	143,278
Voya Growth and Income Portfolio - Class S	79	77
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	3,486	18,206
Voya Global Equity Portfolio - Class S	760	1,418
Voya Index Plus LargeCap Portfolio - Class I	21,385	42,216
Voya Index Plus LargeCap Portfolio - Class S	27	167
Voya Index Plus MidCap Portfolio - Class I	34,799	57,903
Voya Index Plus MidCap Portfolio - Class S	11	233
Voya Index Plus SmallCap Portfolio - Class I	22,375	31,310
Voya Index Plus SmallCap Portfolio - Class S	17	101
Voya International Index Portfolio - Class I	9,001	4,446
Voya International Index Portfolio - Class S	1	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	14,081	5,432
Voya Russell™ Large Cap Growth Index Portfolio - Class S	141	196
Voya Russell™ Large Cap Index Portfolio - Class I	18,712	9,071
Voya Russell™ Large Cap Index Portfolio - Class S	15	52
Voya Russell™ Large Cap Value Index Portfolio - Class I	261	144
Voya Russell™ Large Cap Value Index Portfolio - Class S	4,237	3,177

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	$2,546	$2,174
Voya Russell™ Mid Cap Index Portfolio - Class I	49,725	6,665
Voya Russell™ Small Cap Index Portfolio - Class I	27,323	5,388
Voya Small Company Portfolio - Class I	26,732	17,630
Voya Small Company Portfolio - Class S	69	316
Voya U.S. Bond Index Portfolio - Class I	4,780	5,301
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	103,407	12,899
Voya MidCap Opportunities Portfolio - Class S	126	261
Voya SmallCap Opportunities Portfolio - Class I	12,287	6,521
Voya SmallCap Opportunities Portfolio - Class S	15	17
Wanger Advisors Trust:
Wanger International	3,134	9,887
Wanger Select	10,631	6,628
Wanger USA	15,897	6,597
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	438	496
Washington Mutual Investors FundSM - Class R-4	31,561	10,801
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	49	52
Wells Fargo Small Company Growth Fund - Administrator Class	864	531
Wells Fargo Special Small Cap Value Fund - Class A	9,052	12,121

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A	8,929	9,680	(751)	577	1,001	(424)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	1,373	7,297	(5,924)	11,028	5,212	5,816
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	401,044	68,503	332,541	575,390	40,021	535,369
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	16,360	9,834	6,526	4,200	1,342	2,858
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	165,589	181,404	(15,815)	49,441	59,557	(10,116)
Invesco Small Cap Growth Fund - Class A	3,612	3,220	392	523	942	(419)
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	21,763	19,139	2,624	15,745	6,992	8,753
AIM Investment Funds:
Invesco Endeavor Fund - Class A	1,013	978	35	465	532	(67)
Invesco Global Health Care Fund - Investor Class	2,639	4,250	(1,611)	504	1,072	(568)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	31,227	20,055	11,172	13,732	4,077	9,655
AIM Sector Funds:
Invesco American Value Fund - Class R5	23,231	24,568	(1,337)	34,282	55,245	(20,963)
Invesco Energy Fund - Class R5	32,808	18,650	14,158	6,100	1,687	4,413
Invesco Small Cap Value Fund - Class A	14,193	20,637	(6,444)	5,843	7,194	(1,351)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	14,312,005	14,321,443	(9,438)	107,740	189,861	(82,121)
Invesco V.I. Core Equity Fund - Series I Shares	1,873,818	2,097,450	(223,632)	421,015	627,952	(206,937)
Alger Funds II:
Alger Responsible Investing Fund - Class A	221,818	186,713	35,105	38,546	43,136	(4,590)
Alger Funds:
Alger Capital Appreciation Fund - Class A	27,190	45,773	(18,583)	7,850	41,435	(33,585)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	13,501	13,694	(193)	463	67	396
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	408	408	—	—	1,670	(1,670)
AllianzGI NFJ Small-Cap Value Fund - Class A	19,840	26,560	(6,720)	6,918	10,475	(3,557)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	1,922,544	1,979,033	(56,489)	280,853	423,645	(142,792)
Amana Income Fund - Investor Class	3,026,912	3,280,698	(253,786)	568,626	693,878	(125,252)
American Balanced Fund, Inc.:
American Balanced Fund® - Class R-3	210,527	296,617	(86,090)	81,982	135,508	(53,526)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	15,145	9,373	5,772	7,557	2,405	5,152
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	2,881,063	2,157,923	723,140	690,410	761,166	(70,756)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	49,153	69,084	(19,931)	81,453	134,618	(53,165)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	134,583	172,167	(37,584)	30,588	33,649	(3,061)
Fundamental InvestorsSM - Class R-4	6,384,534	5,982,682	401,852	1,098,205	835,829	262,376
American Mutual Fund:
American Mutual Fund® - Class R-4	650,194	536,719	113,475	80,642	22,709	57,933
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	1,620,035	2,007,695	(387,660)	361,538	522,299	(160,761)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	22,933	24,815	(1,882)	3,357	7,918	(4,561)
Ariel Fund - Investor Class	580,691	662,681	(81,990)	137,828	238,007	(100,179)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,263,946	1,368,337	(104,391)	192,842	399,989	(207,147)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	61,119	88,049	(26,930)	45,435	50,551	(5,116)
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	328,339	152,999	175,340	123,771	16,428	107,343
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	2,609,624	2,152,093	457,531	815,132	736,175	78,957

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	22,320	17,049	5,271	5,355	501	4,854
BlackRock Mid Cap Dividend Fund - Investor A Shares	403,297	473,918	(70,621)	190,166	186,174	3,992
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	1,048,188	1,040,421	7,767	286,169	297,646	(11,477)
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	1,287,247	1,465,938	(178,691)	272,614	340,326	(67,712)
Capital Income Builder:
Capital Income Builder® - Class R-4	541,397	442,640	98,757	318,458	62,885	255,573
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	44,832	56,580	(11,748)	20,346	27,035	(6,689)
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	734,315	769,179	(34,864)	318,184	271,416	46,768
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	3,513	3,113	400	1,312	1,745	(433)
ColumbiaSM Acorn® Fund - Class Z	219	143	76	81	480	(399)
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	644,444	685,480	(41,036)	98,316	154,563	(56,247)
Columbia Mid Cap Value Fund - Class Z	114	114	—	—	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	14,504	14,527	(23)	1,515	3,781	(2,266)
Davis Series Inc.:
Davis Financial Fund - Class Y	4,645	5,260	(615)	4,244	260	3,984
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	21,660	428,912	(407,252)	50,624	86,790	(36,166)
Delaware Group Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	278,864	40,216	238,648	355,518	20,187	335,331
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	419,719	358,056	61,663	142,888	51,206	91,682
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	3,575	2,645	930	909	2,085	(1,176)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	33,069	20,987	12,082	53,516	5,690	47,826
Emerging Markets Core Equity Portfolio - Institutional Class	69,694	9,313	60,381	59,980	4,570	55,410
U.S. Targeted Value Portfolio - Institutional Class	378,682	86,903	291,779	554,315	38,138	516,177
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	14,131	18,781	(4,650)	9,084	20,785	(11,701)
Dodge & Cox Stock Fund	10,313	17,284	(6,971)	3,668	7,741	(4,073)
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	28,663	34,468	(5,805)	4,031	8,181	(4,150)
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	75	75	—	293	4,584	(4,291)
EuroPacific Growth Fund:
EuroPacific Growth Fund® - Class R-3	274,255	355,952	(81,697)	99,759	155,738	(55,979)
EuroPacific Growth Fund® - Class R-4	13,090,885	12,925,932	164,953	1,872,348	2,486,129	(613,781)
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares	22	—	22	—	—	—
Fidelity Contrafund:
Fidelity Advisor® New Insights Fund - Class I	119,859	87,042	32,817	45,879	26,194	19,685
Fidelity Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	9,163,602	9,795,182	(631,580)	2,490,423	3,286,986	(796,563)
Fidelity® VIP Growth Portfolio - Initial Class	24,084,291	24,191,217	(106,926)	1,551,193	2,351,576	(800,383)
Fidelity® VIP High Income Portfolio - Initial Class	127,010	314,303	(187,293)	154,264	187,684	(33,420)
Fidelity® VIP Overseas Portfolio - Initial Class	1,260,528	1,250,596	9,932	196,591	353,216	(156,625)
Fidelity Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	21,145,938	23,238,840	(2,092,902)	7,074,074	9,411,938	(2,337,864)
Fidelity® VIP Index 500 Portfolio - Initial Class	640,513	399,423	241,090	522,169	448,119	74,050
Fidelity Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	169	401	(232)	232	—	232
Fidelity Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	34,044	204,012	(169,968)	63,749	134,157	(70,408)
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	98,614	98,591	23	20,991	26,752	(5,761)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	27,401	23,729	3,672	9,601	10,730	(1,129)
Franklin Natural Resources Fund - Advisor Class	5,984	6,551	(567)	8,869	4,935	3,934
Franklin Small-Mid Cap Growth Fund - Class A	22,077	21,258	819	5,187	6,820	(1,633)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	3,236,347	3,631,635	(395,288)	1,288,610	1,423,183	(134,573)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	7,780	5,021	2,759	553	80	473
Growth Fund of America:
Growth Fund of America® - Class R-3	561,729	666,825	(105,096)	185,355	294,959	(109,604)
Growth Fund of America® - Class R-4	13,430,309	13,900,242	(469,933)	1,402,556	2,601,751	(1,199,195)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	7	7	—	—	—	—
The Hartford Dividend And Growth Fund - Class R4	315	296	19	20	42	(22)
The Hartford International Opportunities Fund - Class R4	190,727	99,945	90,782	16,471	1,308	15,163
Income Fund of America:
Income Fund of America® - Class R-3	89,875	94,775	(4,900)	47,565	92,015	(44,450)
Ivy Funds:
Ivy Science and Technology Fund - Class Y	1,125,152	697,442	427,710	262,765	151,709	111,056
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	2,630	2,598	32	46	227	(181)
Janus Henderson Enterprise Portfolio - Institutional Shares	4,356	4,338	18	216	1,123	(907)
Janus Henderson Flexible Bond Portfolio - Institutional Shares	565	513	52	—	851	(851)
Janus Henderson Global Research Portfolio - Institutional Shares	2,125	2,110	15	95	1,038	(943)
Janus Henderson Research Portfolio - Institutional Shares	1,877	1,814	63	48	1,364	(1,316)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	102,306	70,487	31,819	38,993	2,263	36,730
JPMorgan Government Bond Fund - Select Class	68,242	97,758	(29,516)	43,993	46,564	(2,571)
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	88,948	40,774	48,174	40,409	11,704	28,705

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	64,087	56,179	7,908	8,818	2,766	6,052
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	50,363	46,261	4,102	42,254	382	41,872
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	778,885	857,571	(78,686)	95,650	109,887	(14,237)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	17,507	91,790	(74,283)	49,985	53,796	(3,811)
Loomis Sayles Value Fund - Class Y	3,502	3,336	166	1,473	237	1,236
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	8,399	13,343	(4,944)	2,665	5,991	(3,326)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	4,511	4,548	(37)	3,480	5,136	(1,656)
Lord Abbett Short Duration Income Fund - Class R4	794,199	663,413	130,786	289,325	33,130	256,195
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	37,544	38,311	(767)	3,445	7,878	(4,433)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	32,294	42,416	(10,122)	16,428	21,397	(4,969)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	15,538	17,053	(1,515)	7,223	13,203	(5,980)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	2,624,908	3,345,309	(720,401)	976,569	1,328,436	(351,867)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	75	75	—	—	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	4,378	6,182	(1,804)	1,326	2,599	(1,273)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	643,703	104,997	538,706	758,786	85,411	673,375
Metropolitan West Total Return Bond Fund - Class M	2,346,036	2,070,113	275,923	787,947	605,736	182,211
MFS Series Trust l:
MFS® New Discovery Fund - Class R3	10,049	6,843	3,206	834	—	834

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS Series Trust X:
MFS® International Value Fund - Class R3	49,497	30,480	19,017	20,023	895	19,128
Neuberger Berman Equity Funds:
Neuberger Berman Genesis Fund - Trust Class	35,895	53,923	(18,028)	5,214	3,120	2,094
Neuberger Berman Socially Responsive Fund - Institutional Class	78,854	15,780	63,074	93,855	10,930	82,925
Neuberger Berman Socially Responsive Fund - Trust Class	784,456	807,793	(23,337)	111,998	142,149	(30,151)
New Perspective Fund:
New Perspective Fund® - Class R-3	86,269	92,400	(6,131)	31,297	46,316	(15,019)
New Perspective Fund® - Class R-4	6,909,511	5,803,888	1,105,623	1,213,499	1,063,810	149,689
New World Fund, Inc.:
New World Fund® - Class R-4	140,337	90,059	50,278	16,909	2,170	14,739
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	57,765	61,984	(4,219)	148,532	76,142	72,390
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A	3,827	4,148	(321)	433	1,472	(1,039)
Oppenheimer Developing Markets Fund - Class A	3,743,495	2,741,679	1,001,816	429,045	634,450	(205,405)
Oppenheimer Developing Markets Fund - Class Y	4,299,834	4,038,745	261,089	529,383	596,697	(67,314)
Oppenheimer Gold & Special Minerals Fund - Class A	9,559	8,431	1,128	2,001	1,614	387
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A	15,628	17,292	(1,664)	10,286	883	9,403
Oppenheimer International Growth Fund - Class Y	39,455	25,832	13,623	17,959	1,963	15,996
Oppenheimer International Small-Mid Company Fund - Class Y	57,020	49,287	7,733	21,352	2,746	18,606
Oppenheimer Main Street Fund:
Oppenheimer Main Street Fund® - Class A	52,262	4,594	47,668	19,700	3,148	16,552
Oppenheimer Main Street Fund®/VA	41,935	42,368	(433)	47,087	47,568	(481)
Oppenheimer Main Street Small Cap Fund®/VA	1,042,970	1,107,184	(64,214)	213300	298108	-84808
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	10,935	11,049	(114)	11,881	12,005	(124)
Oppenheimer Global Fund/VA	6,161	6,226	(65)	32	360	(328)
Oppenheimer Global Strategic Income Fund/VA	3,938	3,938	—	6	545	(539)
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	485,485	378,817	106,668	306,576	200,670	105,906

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class	1,747,650	1,879,638	(131,988)	222,729	471,915	(249,186)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	304,193	335,100	(30,907)	343,211	184,654	158,557
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	5,554,438	6,859,876	(1,305,438)	859,617	1,358,086	(498,469)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	125,601	178,928	(53,327)	216,437	94,060	122,377
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	124,605	147,232	(22,627)	27,150	66,966	(39,816)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	44,501	83,934	(39,433)	13,081	33,553	(20,472)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,864,117	2,972,151	(1,108,034)	351,769	462,014	(110,245)
Pioneer Equity Income VCT Portfolio - Class I	8	8	—	1,731	4,363	(2,632)
Pioneer High Yield VCT Portfolio - Class I	1,077,628	1,112,387	(34,759)	170,159	259,646	(89,487)
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	10,846	9,391	1,455	3,431	527	2,904
RiverSource Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	755,772	734,470	21,302	69,985	157,312	(87,327)
Columbia Diversified Equity Income Fund - Class R4	7,660	14,386	(6,726)	733	979	(246)
Royce Fund:
Royce Total Return Fund - K Class	139	126	13	134	120	14
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	582,840	585,032	(2,192)	413,938	72,542	341,396
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	1,591,724	1,256,399	335,325	238,881	253,863	(14,982)
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	543,270	83,397	459,873	847,082	75,173	771,909
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	50,090	57,540	(7,450)	12,371	8,801	3,570

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	22,260	19,433	2,827	3,398	2,263	1,135
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	681,891	685,879	(3,988)	632,847	284,768	348,079
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	37,267	42,247	(4,980)	13,998	16,500	(2,502)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	2,746,252	2,744,708	1,544	295,018	902,902	(607,884)
Templeton Global Bond Fund - Class A	6,549,145	6,623,471	(74,326)	676,302	1,558,300	(881,998)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	7,239	4,154	3,085	1,165	6	1,159
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	192	205	(13)	27	3,634	(3,607)
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	312,572	63,084	249,488	416,934	21,957	394,977
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	4,709,398	5,205,893	(496,495)	4,438,309	3,403,302	1,035,007
Vanguard Variable Insurance Fund:
Diversified Value Portfolio	4,743	4,559	184	241	1,411	(1,170)
Equity Income Portfolio	7,458	8,964	(1,506)	7,789	10,500	(2,711)
Small Company Growth Portfolio	1,501	1,345	156	159	1	158
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	38,088	23,344	14,744	7,117	2,250	4,867
Victory Sycamore Established Value Fund - Class A	137,269	15,405	121,864	158,008	14,250	143,758
Victory Sycamore Small Company Opportunity Fund - Class R	3,649	3,256	393	344	233	111
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	10,175,837	11,029,989	(854,152)	6,529,102	7,336,697	(807,595)
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	13,138	9,087	4,051	3,007	5,815	(2,808)
Voya Real Estate Fund - Class A	36,892	41,004	(4,112)	4,809	24,641	(19,832)
Voya Large-Cap Growth Fund - Class A	16,899	15,794	1,105	1,437	1	1,436

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	64,977	4,335	60,642	15,967	1,700	14,267
Voya GNMA Income Fund - Class A	305,392	316,624	(11,232)	101,423	102,430	(1,007)
Voya Intermediate Bond Fund - Class A	80,308	78,017	2,291	41,510	86,545	(45,035)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	45,977,599	47,209,399	(1,231,800)	25,943,029	26,998,382	(1,055,353)
Voya Intermediate Bond Portfolio - Class S	4,874	12,653	(7,779)	8,371	17,727	(9,356)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	241,772	547,022	(305,250)	472,849	199,592	273,257
Voya High Yield Portfolio - Adviser Class	34	200	(166)	—	—	—
Voya High Yield Portfolio - Institutional Class	2,685,458	2,297,290	388,168	406,461	394,009	12,452
Voya High Yield Portfolio - Service Class	1,355,493	1,397,432	(41,939)	292,134	328,804	(36,670)
Voya Large Cap Growth Portfolio - Adviser Class	65	570	(505)	224	2,690	(2,466)
Voya Large Cap Growth Portfolio - Institutional Class	21,972,507	22,713,257	(740,750)	3,321,328	4,725,728	(1,404,400)
Voya Large Cap Growth Portfolio - Service Class	646,156	545,707	100,449	99,657	68,502	31,155
Voya Large Cap Value Portfolio - Adviser Class	6	188	(182)	4	221	(217)
Voya Large Cap Value Portfolio - Institutional Class	20,383,416	22,412,366	(2,028,950)	4,656,907	7,276,610	(2,619,703)
Voya Large Cap Value Portfolio - Service Class	95,451	106,449	(10,998)	39,470	53,436	(13,966)
Voya Limited Maturity Bond Portfolio - Adviser Class	86	—	86	3,535	6,224	(2,689)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	743,614	872,540	(128,926)	200,214	329,297	(129,083)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	30,422	32,097	(1,675)	3,343	5,380	(2,037)
Voya U.S. Stock Index Portfolio - Institutional Class	790,828	548,231	242,597	356,459	170,231	186,228
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	205	1,817	(1,612)	1,830	988	842
VY® Clarion Global Real Estate Portfolio - Adviser Class	20	2,621	(2,601)	2,877	396	2,481
VY® Clarion Global Real Estate Portfolio - Institutional Class	4,150,370	4,908,758	(758,388)	859,995	1,141,003	(281,008)
VY® Clarion Real Estate Portfolio - Adviser Class	—	3,180	(3,180)	3,180	—	3,180
VY® Clarion Real Estate Portfolio - Institutional Class	2,583,879	2,604,592	(20,713)	1,661,313	1,673,423	(12,110)
VY® Clarion Real Estate Portfolio - Service Class	3,306,085	3,882,790	(576,705)	638,103	817,356	(179,253)
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	94,989	1,933,282	(1,838,293)	248,337	548,924	(300,587)
VY® FMR® Diversified Mid Cap Portfolio - Service Class	598,284	2,693,298	(2,095,014)	235,171	444,391	(209,220)
VY® Invesco Growth and Income Portfolio - Institutional Class	2,026,507	1,885,225	141,282	262,741	248,398	14,343
VY® Invesco Growth and Income Portfolio - Service Class	1,687,128	1,639,203	47,925	241,705	338,182	(96,477)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	752	8,101	(7,349)	2,908	1,978	930
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	209,399	663,174	(453,775)	231,576	223,729	7,847
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,319,753	1,192,028	127,725	297,253	282,563	14,690
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	665	4	661	37	1,186	(1,149)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	2,369,423	2,325,065	44,358	355,212	242,083	113,129
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	1,316,678	1,244,351	72,327	259,395	239,053	20,342
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	81	1,469	(1,388)	1,201	—	1,201
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	—	1,881	(1,881)	6,840	7,450	(610)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	19,279,743	18,722,477	557,266	2,728,997	1,018,185	1,710,812
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	34,911,145	33,516,092	1,395,053	6,380,354	4,331,418	2,048,936
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	1,078	17,070	(15,992)	3,788	14,244	(10,456)
VY® T. Rowe Price Equity Income Portfolio - Service Class	5,591,101	5,947,268	(356,167)	2,289,551	2,512,782	(223,231)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	91	1,318	(1,227)	379	662	(283)
VY® T. Rowe Price International Stock Portfolio - Service Class	569,933	562,599	7,334	68,671	100,530	(31,859)
VY® Templeton Global Growth Portfolio - Institutional Class	40,710	46,428	(5,718)	16,949	21,634	(4,685)
VY® Templeton Global Growth Portfolio - Service Class	485,948	486,858	(910)	51,466	111,081	(59,615)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	19,999,995	20,476,082	(476,087)	16,126,511	15,707,086	419,425
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	7,845	13,116	(5,271)	1,058	1,203	(145)
Voya Multi-Manager International Small Cap Fund - Class A	15,157	15,450	(293)	4,278	5,247	(969)
Voya Multi-Manager International Small Cap Fund - Class I	190,571	79,986	110,585	22,992	20,249	2,743
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	1,666	4,481	(2,815)	3,627	3,472	155
Voya Global Bond Portfolio - Initial Class	5,920,540	6,347,295	(426,755)	2,525,196	2,964,835	(439,639)
Voya Global Bond Portfolio - Service Class	59,848	74,475	(14,627)	30,279	44,632	(14,353)
Voya Index Solution 2025 Portfolio - Initial Class	585,488	501,377	84,111	127,301	35,965	91,336
Voya Index Solution 2025 Portfolio - Service Class	287,219	214,541	72,678	65,721	61,038	4,683
Voya Index Solution 2025 Portfolio - Service 2 Class	332,264	363,714	(31,450)	239,766	214,561	25,205
Voya Index Solution 2035 Portfolio - Initial Class	490,932	419,708	71,224	113,667	30,160	83,507
Voya Index Solution 2035 Portfolio - Service Class	334,448	276,172	58,276	57,021	50,693	6,328

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc.(continued):
Voya Index Solution 2035 Portfolio - Service 2 Class	192,638	228,558	(35,920)	122,248	114,147	8,101
Voya Index Solution 2045 Portfolio - Initial Class	431,161	335,562	95,599	132,652	13,079	119,573
Voya Index Solution 2045 Portfolio - Service Class	165,222	123,991	41,231	40,786	21,323	19,463
Voya Index Solution 2045 Portfolio - Service 2 Class	202,018	220,860	(18,842)	130,727	103,217	27,510
Voya Index Solution 2055 Portfolio - Initial Class	263,648	200,652	62,996	57,606	15,216	42,390
Voya Index Solution 2055 Portfolio - Service Class	130,045	89,446	40,599	28,114	14,473	13,641
Voya Index Solution 2055 Portfolio - Service 2 Class	98,461	84,212	14,249	29,654	14,672	14,982
Voya Index Solution Income Portfolio - Initial Class	142,735	109,445	33,290	47,921	24,184	23,737
Voya Index Solution Income Portfolio - Service Class	69,290	68,297	993	25,483	56,086	(30,603)
Voya Index Solution Income Portfolio - Service 2 Class	115,828	114,927	901	79,057	93,779	(14,722)
Voya Solution 2025 Portfolio - Adviser Class	216	186	30	564	2,250	(1,686)
Voya Solution 2025 Portfolio - Initial Class	735,742	221,790	513,952	73,143	68,095	5,048
Voya Solution 2025 Portfolio - Service Class	8,580,705	9,102,091	(521,386)	1,401,930	1,570,295	(168,365)
Voya Solution 2025 Portfolio - Service 2 Class	881,871	1,099,892	(218,021)	265,569	427,113	(161,544)
Voya Solution 2035 Portfolio - Adviser Class	73	—	73	13,394	712	12,682
Voya Solution 2035 Portfolio - Initial Class	484,463	214,043	270,420	65,226	121,845	(56,619)
Voya Solution 2035 Portfolio - Service Class	8,228,992	8,472,120	(243,128)	1,307,656	1,256,342	51,314
Voya Solution 2035 Portfolio - Service 2 Class	1,041,089	1,208,160	(167,071)	287,204	283,777	3,427
Voya Solution 2045 Portfolio - Adviser Class	40	580	(540)	20	1	19
Voya Solution 2045 Portfolio - Initial Class	506,408	211,284	295,124	57,939	38,933	19,006
Voya Solution 2045 Portfolio - Service Class	5,889,907	5,970,694	(80,787)	1,055,162	846,831	208,331
Voya Solution 2045 Portfolio - Service 2 Class	623,878	795,685	(171,807)	208,761	209,275	(514)
Voya Solution 2055 Portfolio - Initial Class	128,903	69,549	59,354	35,558	47,788	(12,230)
Voya Solution 2055 Portfolio - Service Class	1,362,507	1,209,641	152,866	399,601	192,722	206,879
Voya Solution 2055 Portfolio - Service 2 Class	159,117	173,959	(14,842)	64,006	51,708	12,298
Voya Solution Balanced Portfolio - Service Class	498,913	437,253	61,660	78,521	84,853	(6,332)
Voya Solution Income Portfolio - Adviser Class	—	16,041	(16,041)	4,765	4,477	288
Voya Solution Income Portfolio - Initial Class	820,601	676,651	143,950	98,614	113,787	(15,173)
Voya Solution Income Portfolio - Service Class	3,505,652	4,329,875	(824,223)	524,926	1,228,194	(703,268)
Voya Solution Income Portfolio - Service 2 Class	542,089	630,513	(88,424)	218,190	335,269	(117,079)
Voya Solution Moderately Conservative Portfolio - Service Class	632,079	604,323	27,756	96,891	75,142	21,749
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	25	362	(337)	703	1,481	(778)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	1,872,909	1,758,465	114,444	475,365	116,105	359,260
VY® American Century Small-Mid Cap Value Portfolio - Service Class	3,822,518	3,854,720	(32,202)	2,502,206	2,312,686	189,520
VY® Baron Growth Portfolio - Adviser Class	886	1,204	(318)	560	2,284	(1,724)
VY® Baron Growth Portfolio - Service Class	5,987,318	6,996,800	(1,009,482)	1,299,486	2,139,010	(839,524)
VY® Columbia Contrarian Core Portfolio - Service Class	487,739	540,019	(52,280)	364,216	429,879	(65,663)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	426	(426)	—	9,686	(9,686)
VY® Columbia Small Cap Value II Portfolio - Service Class	407,665	445,835	(38,170)	97,251	108,300	(11,049)
VY® Invesco Comstock Portfolio - Adviser Class	555	2,237	(1,682)	782	5,608	(4,826)
VY® Invesco Comstock Portfolio - Service Class	2,663,433	2,901,782	(238,349)	1,028,537	1,419,522	(390,985)
VY® Invesco Equity and Income Portfolio - Adviser Class	19	8,423	(8,404)	55	8,657	(8,602)
VY® Invesco Equity and Income Portfolio - Initial Class	11,458,137	12,859,458	(1,401,321)	7,001,447	8,760,348	(1,758,901)
VY® Invesco Equity and Income Portfolio - Service Class	174,835	192,306	(17,471)	15,153	10,074	5,079
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	356	1,706	(1,350)	2,231	2,216	15
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	954,397	164,125	790,272	103,407	84,100	19,307
VY® JPMorgan Mid Cap Value Portfolio - Service Class	2,674,107	2,819,484	(145,377)	998,167	1,065,427	(67,260)
VY® Oppenheimer Global Portfolio - Adviser Class	698	2,876	(2,178)	775	9,616	(8,841)
VY® Oppenheimer Global Portfolio - Initial Class	19,495,737	21,278,566	(1,782,829)	4,041,707	6,305,438	(2,263,731)
VY® Oppenheimer Global Portfolio - Service Class	64,663	58,653	6,010	5,819	7,812	(1,993)
VY® Pioneer High Yield Portfolio - Initial Class	3,289,029	3,120,237	168,792	1,083,827	1,299,798	(215,971)
VY® Pioneer High Yield Portfolio - Service Class	35,523	57,682	(22,159)	35,680	35,888	(208)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	307	2,496	(2,189)	157	3,793	(3,636)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	12,434,802	13,371,869	(937,067)	2,597,795	3,812,428	(1,214,633)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	59,487	56,675	2,812	16,093	16,441	(348)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	10,333	4,496	5,837	13,974	27,965	(13,991)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	19,354,569	19,458,696	(104,127)	3,400,818	3,883,955	(483,137)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	146,571	167,823	(21,252)	31,768	59,438	(27,670)
VY® Templeton Foreign Equity Portfolio - Adviser Class	590	3,295	(2,705)	835	13,683	(12,848)
VY® Templeton Foreign Equity Portfolio - Initial Class	9,083,840	9,707,886	(624,046)	2,627,021	3,454,656	(827,635)
VY® Templeton Foreign Equity Portfolio - Service Class	4,523	11,888	(7,365)	5,104	10,074	(4,970)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	650,964	512,612	138,352	313,748	136,605	177,143

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,739,178	1,949,308	(210,130)	1,035,362	1,210,130	(174,768)
Voya Strategic Allocation Growth Portfolio - Class I	2,925,875	3,261,295	(335,420)	969,092	1,177,509	(208,417)
Voya Strategic Allocation Moderate Portfolio - Class I	3,291,335	3,559,495	(268,160)	1,057,932	1,252,224	(194,292)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	356	5,651	(5,295)	779	14,126	(13,347)
Voya Growth and Income Portfolio - Class I	32,973,585	35,866,051	(2,892,466)	9,421,459	12,823,825	(3,402,366)
Voya Growth and Income Portfolio - Class S	16,160	17,728	(1,568)	6,598	5,985	613
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	8,823,171	10,291,410	(1,468,239)	2,993,960	4,338,574	(1,344,614)
Voya Global Equity Portfolio - Class S	122,865	192,988	(70,123)	130,411	251,952	(121,541)
Voya Index Plus LargeCap Portfolio - Class I	29,026,729	29,888,110	(861,381)	4,245,445	4,926,064	(680,619)
Voya Index Plus LargeCap Portfolio - Class S	1,175	8,148	(6,973)	1,185	1,754	(569)
Voya Index Plus MidCap Portfolio - Class I	12,337,673	13,400,105	(1,062,432)	2,071,512	2,458,795	(387,283)
Voya Index Plus MidCap Portfolio - Class S	8	9,895	(9,887)	1,763	4,910	(3,147)
Voya Index Plus SmallCap Portfolio - Class I	11,914,613	12,576,781	(662,168)	2,906,551	3,086,136	(179,585)
Voya Index Plus SmallCap Portfolio - Class S	23	4,607	(4,584)	1,308	4,778	(3,470)
Voya International Index Portfolio - Class I	4,195,210	3,817,971	377,239	1,305,247	1,285,432	19,815
Voya International Index Portfolio - Class S	94	21	73	14	3	11
Voya Russell™ Large Cap Growth Index Portfolio - Class I	10,616,872	10,334,269	282,603	1,162,517	712,991	449,526
Voya Russell™ Large Cap Growth Index Portfolio - Class S	43,693	45,589	(1,896)	11,765	14,043	(2,278)
Voya Russell™ Large Cap Index Portfolio - Class I	7,264,610	6,824,466	440,144	2,302,302	860,567	1,441,735
Voya Russell™ Large Cap Index Portfolio - Class S	155,297	156,666	(1,369)	367,455	368,485	(1,030)
Voya Russell™ Large Cap Value Index Portfolio - Class I	9,904	5,297	4,607	6,328	6,875	(547)
Voya Russell™ Large Cap Value Index Portfolio - Class S	848,441	808,167	40,274	260,963	152,490	108,473
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	589,492	575,658	13,834	154,460	115,874	38,586
Voya Russell™ Mid Cap Index Portfolio - Class I	9,311,229	6,581,476	2,729,753	1,637,650	655,275	982,375
Voya Russell™ Small Cap Index Portfolio - Class I	4,288,308	2,782,762	1,505,546	691,110	426,349	264,761
Voya Small Company Portfolio - Class I	10,116,433	10,242,744	(126,311)	2,538,968	2,587,047	(48,079)
Voya Small Company Portfolio - Class S	598	10,926	(10,328)	888	391	497
Voya U.S. Bond Index Portfolio - Class I	1,587,504	1,647,823	(60,319)	669,259	458,111	211,148

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	9,753,311	7,095,170	2,658,141	854,291	950,748	(96,457)
Voya MidCap Opportunities Portfolio - Class S	41,471	49,801	(8,330)	9,596	20,273	(10,677)
Voya SmallCap Opportunities Portfolio - Class I	2,862,258	2,691,924	170,334	749,727	671,142	78,585
Voya SmallCap Opportunities Portfolio - Class S	308	546	(238)	92	1,525	(1,433)
Wanger Advisors Trust:
Wanger International	3,397,213	3,923,124	(525,911)	516,159	689,761	(173,602)
Wanger Select	2,410,241	2,575,521	(165,280)	196,961	561,497	(364,536)
Wanger USA	2,800,081	2,856,231	(56,150)	324,315	471,608	(147,293)
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	130,867	141,495	(10,628)	53,975	78,606	(24,631)
Washington Mutual Investors FundSM - Class R-4	6,536,531	5,972,514	564,017	1,448,790	967,322	481,468
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	7,360	9,471	(2,111)	3,005	1,401	1,604
Wells Fargo Small Company Growth Fund - Administrator Class	115,156	87,545	27,611	21,119	2,337	18,782
Wells Fargo Special Small Cap Value Fund - Class A	1,255,383	1,443,352	(187,969)	255,474	434,329	(178,855)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2017, 2016, 2015, 2014, and 2013, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Relative Value Fund - Class A
2017		8	$24.03	to	$24.37	$191	0.81%	0.80%	to	0.90%	17.68%	to	17.79%
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
2015		9	$18.54	to	$18.76	$169	1.08%	0.80%	to	0.90%	0.32%	to	0.37%
2014		11	$18.09	to	$18.90	$201	1.04%	0.70%	to	1.10%	7.61%	to	7.97%
2013		11	$16.81	to	$17.66	$183	0.52%	0.60%	to	1.10%	32.89%	to	33.48%
AB VPS Growth and Income Portfolio - Class A
2017		25	$24.91	to	$25.25	$622	1.26%	1.15%	to	1.25%	17.49%	to	17.55%
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
2015		25	$19.30	to	$19.52	$484	1.51%	1.15%	to	1.25%	0.47%	to	0.57%
2014		23	$19.21	to	$19.41	$443	1.43%	1.15%	to	1.25%	8.16%	to	8.25%
2013		38	$17.76	to	$17.93	$674	1.04%	1.15%	to	1.25%	33.23%	to	33.41%
Aberdeen International Equity Fund - Institutional Class
2017		1,117		$11.10		$12,399	1.56%		—			26.28%
2016		784		$8.79		$6,893	2.63%		—			6.55%
2015	07/14/2015	249		$8.25		$2,052	(c)		—			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
Invesco Floating Rate Fund - Class R5
2017		14	$10.73	to	$11.16	$156	4.09%	0.30%	to	1.40%	2.88%	to	4.01%
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
2015		5	$9.53	to	$9.58	$47	5.06%	0.95%	to	1.25%	-3.74%	to	-3.43%
2014	07/29/2014	3	$9.90	to	$9.92	$32	(b)	0.95%	to	1.25%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2017		171	$21.05	to	$26.80	$3,949	0.14%	0.15%	to	1.70%	13.12%	to	14.86%
2016		187	$18.57	to	$23.53	$3,791	0.29%	0.15%	to	1.70%	10.34%	to	11.81%
2015		197	$16.83	to	$21.22	$3,609	0.03%	0.15%	to	1.60%	-5.87%	to	-4.45%
2014		211	$17.86	to	$22.40	$4,057	—	0.15%	to	1.70%	2.73%	to	4.35%
2013		246	$17.35	to	$21.65	$4,574	—	0.15%	to	1.70%	27.06%	to	28.99%
Invesco Small Cap Growth Fund - Class A
2017		3		$32.42		$102	—		1.00%			23.68%
2016		3		$26.22		$72	—		1.00%			10.21%
2015		3		$23.79		$75	—		1.00%			-2.82%
2014		4		$24.48		$90	—		1.00%			6.57%
2013		2		$22.97		$38	—		1.00%			38.54%
Invesco International Growth Fund - Class R5
2017		50	$11.32	to	$13.98	$686	2.17%	0.75%	to	0.95%		21.99%
2016		48		$11.46		$547	1.69%		0.85%			-1.38%
2015		39		$11.62		$453	1.63%		0.85%			-3.09%
2014		34		$11.99		$408	1.92%		0.95%			-0.75%
2013		18		$12.08		$217	2.43%		0.95%			17.97%
Invesco Endeavor Fund - Class A
2017		1	$23.84	to	$24.80	$15	—	0.45%	to	0.95%	16.55%	to	16.93%
2016		1	$20.00	to	$21.21	$12	—	0.45%	to	1.30%	19.26%	to	20.31%
2015		1	$16.77	to	$17.63	$11	—	0.45%	to	1.30%	-11.86%	to	-11.18%
2014		3	$19.14	to	$19.85	$51	—	0.45%	to	1.20%	6.77%	to	7.12%
2013		3	$17.86	to	$18.53	$63	—	0.45%	to	1.40%	26.22%	to	27.44%
Invesco Global Health Care Fund - Investor Class
2017		2	$64.67	to	$71.91	$109	—	0.65%	to	1.50%	13.73%	to	14.72%
2016		3	$56.86	to	$62.69	$190	0.19%	0.65%	to	1.50%	-13.02%	to	-12.28%
2015		4	$65.38	to	$71.47	$258	—	0.65%	to	1.50%	1.46%	to	2.32%
2014		6	$64.44	to	$70.86	$442	—	0.50%	to	1.50%	18.56%	to	19.76%
2013		6	$54.35	to	$59.17	$356	0.34%	0.50%	to	1.50%	40.40%	to	41.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco High Yield Fund - Class R5
2017		37	$10.78	to	$11.22	$405	5.31%	0.30%	to	1.40%	5.17%	to	6.35%
2016		26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
2015		16	$9.31	to	$9.48	$153	6.38%	0.30%	to	1.40%	-4.12%	to	-3.07%
2014	08/06/2014	4	$9.71	to	$9.77	$35	(b)	0.40%	to	1.40%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Invesco American Value Fund - Class R5
2017		62	$12.10	to	$12.30	$761	1.02%	0.95%	to	1.40%	8.33%	to	8.75%
2016		64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
2015		85	$9.76	to	$9.83	$830	0.19%	0.95%	to	1.40%	-9.88%	to	-9.48%
2014	06/16/2014	21	$10.83	to	$10.86	$231	(b)	0.95%	to	1.40%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Energy Fund - Class R5
2017		20	$5.89	to	$6.13	$122	4.30%	0.30%	to	1.40%	-9.10%	to	-8.51%
2016		6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%
2015		2	$5.25	to	$5.29	$9	—	0.95%	to	1.40%	-30.09%	to	-29.75%
2014	08/27/2014	—	$7.51	to	$7.53	—	(b)	1.05%	to	1.40%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Small Cap Value Fund - Class A
2017		4	$32.23	to	$36.53	$152	—	0.20%	to	1.65%	16.35%	to	17.46%
2016		11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
2015		12	$23.81	to	$26.22	$305	—	0.20%	to	1.65%	-10.32%	to	-8.99%
2014		15	$26.40	to	$28.81	$423	—	0.20%	to	1.75%	5.31%	to	6.90%
2013		12	$25.07	to	$26.95	$318	—	0.20%	to	1.75%	41.72%	to	43.25%
Invesco V.I. American Franchise Fund - Series I Shares
2017		560	$18.86	to	$75.39	$28,558	0.09%	0.00%	to	1.50%	25.44%	to	27.33%
2016		569	$15.03	to	$59.21	$23,516	—	0.00%	to	1.50%	0.74%	to	2.28%
2015		652	$14.92	to	$57.89	$26,133	—	0.00%	to	1.50%	3.40%	to	5.01%
2014		686	$14.43	to	$55.13	$27,172	0.04%	0.00%	to	1.50%	6.83%	to	8.52%
2013		698	$13.50	to	$50.84	$26,065	0.42%	0.00%	to	1.50%	38.04%	to	40.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I Shares
2017		1,909	$14.10	to	$25.77	$33,267	1.02%	0.00%	to	1.95%	11.03%	to	13.17%
2016		2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
2015		2,339	$11.57	to	$20.86	$33,322	1.13%	0.00%	to	1.95%	-7.56%	to	-5.77%
2014		2,593	$12.43	to	$22.25	$39,632	0.86%	0.00%	to	1.95%	6.04%	to	8.16%
2013		2,807	$11.63	to	$20.68	$40,151	1.40%	0.00%	to	1.95%	26.73%	to	29.22%
Alger Responsible Investing Fund - Class A
2017		206	$16.43	to	$29.29	$5,544	—	0.00%	to	1.50%	25.51%	to	27.40%
2016		171	$13.07	to	$22.99	$3,644	—	0.00%	to	1.50%	0.49%	to	2.00%
2015		176	$12.99	to	$22.54	$3,708	—	0.00%	to	1.50%	0.94%	to	2.45%
2014		181	$12.85	to	$22.00	$3,775	—	0.00%	to	1.50%	3.22%	to	4.81%
2013		209	$12.42	to	$20.99	$4,212	—	0.00%	to	1.50%	32.75%	to	34.72%
Alger Capital Appreciation Fund - Class A
2017		4	$27.35	to	$28.56	$103	—	0.60%	to	1.15%	30.19%	to	30.41%
2016		22	$20.51	to	$21.90	$481	—	0.60%	to	1.55%	-1.20%	to	-0.37%
2015		56	$20.76	to	$22.48	$1,225	—	0.20%	to	1.55%	5.39%	to	6.04%
2014		64	$20.24	to	$21.20	$1,335	—	0.20%	to	1.15%	11.91%	to	12.55%
2013		39	$18.13	to	$18.75	$723	—	0.25%	to	1.10%	34.20%	to	34.60%
AllianzGI NFJ Dividend Value Fund - Class A
2017		13	$25.87	to	$26.55	$331	1.88%	0.70%	to	1.00%	14.57%	to	14.89%
2016		13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
2015		12	$19.69	to	$20.08	$247	2.36%	0.70%	to	1.00%	-9.51%	to	-9.26%
2014		12	$21.76	to	$22.13	$261	1.97%	0.70%	to	1.00%	8.53%	to	8.85%
2013		12	$20.05	to	$20.33	$246	2.21%	0.70%	to	1.00%	27.38%	to	27.78%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2017		—		$16.83		$7	2.04%		0.80%			20.39%
2016		—		$13.98		$6	2.28%		0.80%			13.47%
2015		2		$12.32		$26	3.77%		0.80%			-6.10%
2014		2		$13.12		$27	3.85%		0.80%			10.72%
2013		2		$11.85		$25	3.33%		0.80%			31.67%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AllianzGI NFJ Small-Cap Value Fund - Class A
2017		12	$29.07	to	$32.95	$385	0.41%	0.55%	to	1.45%	8.35%	to	9.07%
2016		19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
2015		22	$21.68	to	$24.71	$535	1.66%	0.55%	to	1.65%	-9.82%	to	-8.82%
2014		21	$24.04	to	$27.25	$548	2.47%	0.50%	to	1.65%	-0.04%	to	1.04%
2013		23	$24.05	to	$26.82	$584	1.22%	0.55%	to	1.65%	29.37%	to	30.83%
Amana Growth Fund - Investor Class
2017		1,942	$20.74	to	$29.64	$46,559	0.49%	0.00%	to	1.70%	26.82%	to	29.03%
2016		1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%
2015		2,141	$15.40	to	$21.46	$37,723	0.48%	0.00%	to	1.60%	-2.00%	to	-0.46%
2014		2,369	$15.70	to	$21.91	$42,462	0.36%	0.00%	to	1.65%	12.13%	to	14.07%
2013		2,537	$13.97	to	$19.22	$39,761	0.61%	0.00%	to	1.65%	20.84%	to	22.89%
Amana Income Fund - Investor Class
2017		3,299	$20.01	to	$27.18	$75,988	0.55%	0.00%	to	1.50%	19.88%	to	21.66%
2016		3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
2015		3,678	$15.50	to	$20.53	$64,741	1.45%	0.00%	to	1.60%	-4.43%	to	-2.86%
2014		4,115	$16.20	to	$21.19	$74,812	1.56%	0.00%	to	1.60%	7.50%	to	9.12%
2013		4,314	$15.07	to	$19.47	$72,426	1.58%	0.00%	to	1.65%	27.55%	to	29.71%
American Balanced Fund® - Class R-3
2017		126	$20.59	to	$25.54	$2,956	1.39%	0.00%	to	1.55%	13.32%	to	15.05%
2016		212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
2015		266	$17.05	to	$20.51	$5,103	1.30%	0.00%	to	1.55%	-0.23%	to	1.33%
2014		383	$17.09	to	$20.24	$7,317	1.19%	0.00%	to	1.55%	6.81%	to	8.53%
2013		415	$16.00	to	$18.65	$7,353	1.39%	0.00%	to	1.55%	19.49%	to	21.34%
American Beacon Small Cap Value Fund - Investor Class
2017		23	$10.79	to	$13.55	$303	0.27%	0.55%	to	1.25%	7.05%	to	7.46%
2016		17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
2015		12	$9.89	to	$9.96	$118	1.10%	0.85%	to	1.25%	-6.52%	to	-6.13%
2014	05/16/2014	6	$10.60	to	$10.61	$64	(b)	0.95%	to	1.00%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2017		2,734	$10.15	to	$13.51	$31,930	2.53%	0.00%	to	1.90%	1.15%	to	3.05%
2016		2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
2015		2,082	$9.56	to	$12.52	$24,336	0.93%	0.00%	to	1.90%	-4.00%	to	-2.11%
2014		2,408	$9.85	to	$12.79	$29,023	1.48%	0.00%	to	1.90%	0.70%	to	2.65%
2013		2,767	$11.41	to	$12.46	$32,860	1.18%	0.00%	to	1.90%	-10.79%	to	-9.12%
American Century Investments® Income & Growth Fund - A Class
2017		517	$21.14	to	$70.25	$11,002	2.15%	0.65%	to	1.20%	18.83%	to	19.51%
2016		537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%
2015		590	$15.89	to	$52.21	$9,398	1.94%	0.65%	to	1.20%	-7.02%	to	-6.52%
2014		636	$17.09	to	$55.06	$10,906	1.87%	0.75%	to	1.20%	10.90%	to	11.39%
2013		624	$15.41	to	$49.43	$9,649	2.07%	0.75%	to	1.20%	33.77%	to	34.36%
Fundamental InvestorsSM - Class R-3
2017		52	$18.43	to	$21.40	$1,037	1.12%	0.00%	to	1.55%	21.09%	to	22.68%
2016		89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
2015		92	$13.89	to	$15.52	$1,374	0.90%	0.00%	to	1.45%	1.67%	to	3.05%
2014		149	$13.59	to	$15.06	$2,170	0.68%	0.00%	to	1.55%	6.92%	to	8.50%
2013		143	$12.71	to	$13.88	$1,936	1.15%	0.00%	to	1.55%	29.04%	to	31.07%
Fundamental InvestorsSM - Class R-4
2017		5,519	$19.06	to	$22.03	$111,597	1.49%	0.00%	to	1.50%	21.48%	to	23.28%
2016		5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
2015		4,855	$14.16	to	$15.88	$72,172	1.44%	0.00%	to	1.50%	1.80%	to	3.32%
2014		4,638	$13.91	to	$15.37	$67,392	1.07%	0.00%	to	1.50%	7.25%	to	8.93%
2013		3,811	$12.97	to	$14.11	$51,196	1.37%	0.00%	to	1.50%	29.57%	to	31.50%
American Mutual Fund® - Class R-4
2017		364	$20.25	to	$22.36	$7,946	2.01%	0.00%	to	1.40%	15.91%	to	17.62%
2016		251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
2015		193	$15.52	to	$16.66	$3,156	2.07%	0.00%	to	1.40%	-4.26%	to	-2.91%
2014		127	$16.21	to	$17.16	$2,154	1.97%	0.00%	to	1.40%	11.00%	to	12.60%
2013		59	$14.60	to	$15.24	$888	1.90%	0.00%	to	1.40%	26.08%	to	26.92%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AMG Managers Fairpointe Mid Cap Fund - Class N
2017		1,477	$22.53	to	$25.27	$34,886	—	0.00%	to	1.50%	9.85%	to	11.52%
2016		1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
2015		2,026	$13.73	to	$18.26	$33,918	0.26%	0.00%	to	1.50%	-11.68%	to	-10.36%
2014		2,535	$15.45	to	$20.37	$47,419	0.11%	0.00%	to	1.50%	8.08%	to	9.69%
2013		1,924	$14.21	to	$18.57	$33,435	—	0.00%	to	1.50%	42.35%	to	44.51%
Ariel Appreciation Fund - Investor Class
2017		19	$23.40	to	$28.04	$529	0.82%	0.60%	to	1.90%	12.93%	to	14.40%
2016		21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%
2015		26	$18.74	to	$21.88	$551	0.96%	0.60%	to	1.90%	-8.00%	to	-6.77%
2014		30	$20.37	to	$23.47	$697	0.70%	0.60%	to	1.90%	6.09%	to	7.46%
2013		35	$19.20	to	$21.84	$740	0.75%	0.60%	to	1.90%	43.50%	to	45.41%
Ariel Fund - Investor Class
2017		432	$22.81	to	$38.75	$11,013	0.67%	0.00%	to	1.90%	13.71%	to	15.90%
2016		514	$19.98	to	$33.54	$11,259	0.27%	0.00%	to	1.90%	13.39%	to	15.54%
2015		614	$17.55	to	$29.11	$11,649	0.68%	0.00%	to	1.90%	-5.93%	to	-4.07%
2014		590	$18.58	to	$30.44	$11,912	0.60%	0.00%	to	1.90%	8.90%	to	10.91%
2013		571	$17.00	to	$27.52	$10,567	0.82%	0.00%	to	1.90%	41.91%	to	44.72%
Artisan International Fund - Investor Shares
2017		1,026	$11.78	to	$21.22	$13,001	0.73%	0.00%	to	1.50%	29.03%	to	30.99%
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
2015		1,338	$10.26	to	$18.07	$14,558	0.47%	0.00%	to	1.50%	-5.26%	to	-3.85%
2014		1,146	$10.83	to	$19.47	$13,092	0.84%	0.00%	to	1.50%	-2.49%	to	-0.99%
2013		885	$11.10	to	$19.92	$10,284	1.14%	0.00%	to	1.50%	23.33%	to	25.18%
BlackRock Equity Dividend Fund - Investor A Shares
2017		37	$22.49	to	$25.43	$920	1.21%	0.10%	to	1.65%	14.56%	to	16.33%
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
2015		69	$17.21	to	$18.86	$1,273	1.62%	0.10%	to	1.65%	-2.05%	to	-0.53%
2014		92	$17.57	to	$18.96	$1,697	1.66%	0.10%	to	1.65%	7.26%	to	8.97%
2013		84	$16.38	to	$17.40	$1,434	1.80%	0.10%	to	1.65%	22.33%	to	24.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2017		300	$11.54	to	$12.44	$3,677	0.06%	0.05%	to	1.40%	23.42%	to	24.26%
2016		124	$9.35	to	$10.05	$1,228	—	0.10%	to	1.40%	-7.06%	to	-5.81%
2015	12/07/2015	17	$10.07	to	$10.15	$171	(c)	0.10%	to	1.25%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2017		1,777	$11.42	to	$11.89	$20,564	—	0.00%	to	1.50%	22.93%	to	24.76%
2016		1,320	$9.29	to	$9.53	$12,358	—	0.00%	to	1.50%	-7.47%	to	-6.02%
2015	05/05/2015	1,241	$10.04	to	$10.14	$12,497	(c)	0.00%	to	1.50%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
BlackRock Mid Cap Dividend Fund - Institutional Shares
2017		17	$12.24	to	$12.74	$213	1.60%	0.30%	to	1.40%	7.36%	to	8.52%
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
2015		7	$9.42	to	$9.59	$66	2.30%	0.30%	to	1.40%	-8.01%	to	-6.99%
2014	08/05/2014	2	$10.24	to	$10.30	$21	(b)	0.40%	to	1.40%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock Mid Cap Dividend Fund - Investor A Shares
2017		500	$27.66	to	$31.22	$14,540	1.15%	0.10%	to	1.50%	6.96%	to	8.44%
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
2015		566	$21.39	to	$23.72	$12,705	0.74%	0.00%	to	1.55%	-8.29%	to	-6.87%
2014		689	$23.40	to	$25.47	$16,783	0.49%	0.00%	to	1.50%	4.79%	to	6.39%
2013		696	$22.33	to	$23.94	$16,116	0.56%	0.00%	to	1.50%	31.35%	to	33.30%
Bond Fund of AmericaSM - Class R-4
2017		857	$11.59	to	$13.39	$10,477	1.86%	0.00%	to	1.50%	1.67%	to	3.16%
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
2015		861	$11.26	to	$12.63	$10,093	1.98%	0.00%	to	1.50%	-1.23%	to	0.24%
2014		789	$11.40	to	$12.60	$9,317	2.09%	0.00%	to	1.50%	3.92%	to	5.53%
2013		819	$10.97	to	$11.94	$9,244	2.35%	0.00%	to	1.50%	-3.43%	to	-1.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2017		1,449	$15.54	to	$51.61	$49,710	1.98%	0.00%	to	1.50%	10.34%	to	11.95%
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%
2015		1,695	$13.10	to	$43.45	$49,166	0.12%	0.00%	to	1.50%	-3.67%	to	-2.17%
2014		1,780	$13.52	to	$44.87	$53,491	1.54%	0.00%	to	1.50%	7.95%	to	9.60%
2013		1,917	$12.44	to	$41.44	$52,700	1.06%	0.00%	to	1.50%	16.21%	to	18.04%
Capital Income Builder® - Class R-4
2017		390	$10.98	to	$11.43	$4,337	3.57%	0.00%	to	1.50%	12.38%	to	14.19%
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
2015	05/21/2015	35	$9.28	to	$9.34	$330	(c)	0.40%	to	1.50%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
Capital World Growth & Income FundSM - Class R-3
2017		27	$22.58	to	$25.16	$670	1.59%	0.00%	to	1.25%	22.72%	to	24.31%
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
2015		46	$17.55	to	$19.07	$850	2.09%	0.00%	to	1.25%	-3.68%	to	-2.51%
2014		41	$18.22	to	$19.56	$775	2.05%	0.00%	to	1.25%	2.36%	to	3.66%
2013		37	$17.80	to	$18.87	$685	2.17%	0.00%	to	1.25%	22.93%	to	24.55%
Cohen & Steers Realty Shares, Inc.
2017		551	$15.91	to	$17.58	$9,057	2.60%	0.00%	to	1.50%	5.50%	to	7.06%
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
2015		539	$14.50	to	$15.55	$7,976	2.74%	0.00%	to	1.50%	3.48%	to	5.00%
2014		469	$14.01	to	$14.81	$6,678	2.44%	0.00%	to	1.50%	28.18%	to	30.26%
2013		220	$10.93	to	$11.37	$2,434	2.76%	0.00%	to	1.50%	1.58%	to	3.08%
ColumbiaSM Acorn® Fund - Class A
2017		3	$23.55	to	$24.80	$63	—	0.80%	to	1.45%		23.94%
2016		2	$19.46	to	$20.01	$43	—	0.80%	to	1.20%	9.06%	to	9.17%
2015		3	$18.11	to	$18.33	$47	—	0.80%	to	1.00%	-2.84%	to	-2.66%
2014		5	$18.64	to	$18.92	$100	—	0.70%	to	1.00%	-0.48%	to	-0.26%
2013		5	$18.40	to	$18.88	$103	—	0.80%	to	1.45%	28.67%	to	29.39%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn® Fund - Class Z
2017		—		$21.02		$3	—		0.80%			24.23%
2016		—		$16.92		$1	(f)		0.80%			(f)
2015		—		$14.93		$7	—		1.25%			-2.74%
2014		4		$15.35		$58	—		1.25%			-0.45%
2013		4		$15.42		$54	—		1.25%			29.25%
Columbia Mid Cap Value Fund - Class A
2017		472	$17.65	to	$20.40	$9,051	0.93%	0.05%	to	1.60%	11.50%	to	13.05%
2016		513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
2015		569	$14.11	to	$15.83	$8,510	0.27%	0.10%	to	1.60%	-6.68%	to	-5.27%
2014		656	$14.97	to	$16.82	$10,416	0.50%	0.00%	to	1.75%	10.20%	to	11.72%
2013		419	$13.72	to	$14.89	$5,980	0.40%	0.15%	to	1.60%	32.95%	to	34.88%
Columbia Mid Cap Value Fund - Class Z
2017		—		$19.54		$2	1.20%		0.80%			12.69%
2016		—		$17.34		$2	0.98%		0.80%			13.33%
2015		—		$15.30		$2	—		0.80%			-5.73%
2014		—		$16.23		$2	—		0.80%			11.47%
2013		—		$14.56		$2	—		0.80%			34.32%
CRM Mid Cap Value Fund - Investor Shares
2017		12	$26.41	to	$28.18	$351	1.24%	0.70%	to	1.45%	17.33%	to	18.25%
2016		13	$22.33	to	$23.83	$298	0.01%	0.70%	to	1.55%	14.22%	to	15.18%
2015		15	$19.55	to	$21.11	$306	1.01%	0.40%	to	1.55%	-4.07%	to	-2.94%
2014		13	$20.38	to	$21.75	$288	0.67%	0.40%	to	1.55%	4.22%	to	5.01%
2013		15	$19.53	to	$20.60	$313	0.37%	0.45%	to	1.60%	30.99%	to	32.48%
Davis Financial Fund - Class Y
2017		3	$14.19	to	$15.51	$50	0.55%	0.30%	to	1.20%	18.24%	to	18.70%
2016		4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
2015		—	$10.57	to	$10.61	$1	—	0.75%	to	1.05%	0.86%	to	1.14%
2014	08/28/2014	—		$10.48		—	(b)		0.95%			(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Delaware Smid Cap Growth Fund - Institutional Class
2017		714		$13.12		$9,364	—		—			35.40%
2016		475		$9.69		$4,601	0.04%		—			-4.06%
2015	07/14/2015	140		$10.10		$1,410	(c)		—			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
Delaware Small Cap Value Fund - Class A
2017		238	$16.32	to	$17.51	$4,020	0.48%	0.00%	to	1.50%	10.04%	to	11.40%
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%
2015		85	$11.52	to	$11.88	$989	0.71%	0.25%	to	1.40%	-7.77%	to	-6.68%
2014		55	$12.49	to	$12.73	$692	0.50%	0.25%	to	1.40%	4.07%	to	5.12%
2013	05/10/2013	9	$12.03	to	$12.11	$109	(a)	0.25%	to	1.25%		(a)
Deutsche Small Cap Growth Fund - Class S
2017		2	$13.56	to	$14.06	$31	—	0.40%	to	1.40%	19.37%	to	20.58%
2016		1	$11.36	to	$11.66	$15	—	0.40%	to	1.40%	7.37%	to	8.36%
2015		3	$10.58	to	$10.76	$27	—	0.40%	to	1.40%	-3.64%	to	-2.62%
2014	08/15/2014	2	$10.98	to	$11.00	$24	(b)	1.05%	to	1.40%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
DFA Inflation-Protected Securities Portfolio - Institutional Class
2017		63		$10.58		$670	2.58%		—			3.22%
2016		51		$10.25		$525	2.54%		—			4.70%
2015	07/16/2015	3		$9.79		$34	(c)		—			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
Emerging Markets Core Equity Portfolio - Institutional Class
2017		138		$12.66		$1,752	2.38%		—			36.57%
2016		78		$9.27		$723	2.23%		—			12.36%
2015	07/06/2015	23		$8.25		$186	(c)		—			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
U.S. Targeted Value Portfolio - Institutional Class
2017		1,075		$12.55		$13,492	1.25%		—			9.61%
2016		783		$11.45		$8,970	1.14%		—			26.80%
2015	07/14/2015	267		$9.03		$2,412	(c)		—			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
Dodge & Cox International Stock Fund
2017		9	$15.65	to	$17.56	$154	1.68%	0.50%	to	1.95%	21.58%	to	23.31%
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
2015		26	$12.13	to	$13.21	$331	1.93%	0.50%	to	1.95%	-13.05%	to	-11.82%
2014		27	$13.95	to	$14.98	$393	2.33%	0.50%	to	1.95%	-1.90%	to	-0.47%
2013		26	$14.22	to	$15.05	$380	1.99%	0.50%	to	1.95%	23.87%	to	25.42%
Dodge & Cox Stock Fund
2017		6	$25.16	to	$26.90	$159	1.63%	1.00%	to	1.85%	16.48%	to	17.11%
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
2015		17	$18.08	to	$19.70	$328	1.27%	0.50%	to	1.95%	-6.22%	to	-4.97%
2014		15	$19.45	to	$20.73	$302	1.86%	0.50%	to	1.80%	8.46%	to	9.86%
2013		7	$17.93	to	$18.87	$128	1.28%	0.50%	to	1.80%		38.03%
Deutsche Equity 500 Index Fund - Class S
2017		24		$30.42		$737	1.83%		1.00%			20.19%
2016		30		$25.31		$760	1.89%		1.00%			10.48%
2015		34		$22.91		$783	1.57%		1.00%			0.09%
2014		33		$22.89		$746	1.83%		1.00%			12.15%
2013		33		$20.41		$676	1.89%		1.00%			30.67%
Eaton Vance Large-Cap Value Fund - Class R
2017		—	$24.55	to	$25.63	$2	1.00%	0.20%	to	0.70%	13.71%	to	14.27%
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
2015		4	$19.90	to	$20.57	$88	1.10%	0.20%	to	0.70%	-2.02%	to	-1.53%
2014		5	$19.91	to	$20.89	$93	0.89%	0.20%	to	1.05%	9.52%	to	10.47%
2013		7	$18.18	to	$18.91	$131	0.87%	0.20%	to	1.05%	28.16%	to	28.73%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-3
2017		176	$22.50	to	$27.92	$4,540	0.56%	0.00%	to	1.55%	28.34%	to	30.35%
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%
2015		314	$17.74	to	$21.34	$6,273	1.32%	0.00%	to	1.55%	-2.63%	to	-1.11%
2014		349	$18.22	to	$21.58	$7,100	0.95%	0.00%	to	1.55%	-4.46%	to	-2.92%
2013		410	$19.07	to	$22.23	$8,662	0.65%	0.00%	to	1.55%	18.01%	to	19.77%
EuroPacific Growth Fund® - Class R-4
2017		14,398	$11.88	to	$28.80	$348,913	0.95%	0.00%	to	1.50%	28.75%	to	30.77%
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
2015		14,847	$10.06	to	$21.88	$281,909	1.69%	0.00%	to	1.50%	-2.29%	to	-0.82%
2014		15,222	$10.24	to	$22.06	$295,528	1.33%	0.00%	to	1.50%	-4.13%	to	-2.61%
2013		15,518	$10.61	to	$22.67	$314,660	1.02%	0.00%	to	1.50%	18.42%	to	20.50%
Federated International Leaders Fund - Institutional Shares
2017	10/04/2017	—		$13.26		—	(e)		0.75%			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
Fidelity Advisor® New Insights Fund - Class I
2017		125	$14.61	to	$28.11	$2,322	0.32%	0.40%	to	1.85%	26.04%	to	27.83%
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
2015		73	$11.02	to	$20.72	$1,180	0.38%	0.40%	to	1.75%	0.84%	to	2.22%
2014		51	$10.87	to	$20.27	$934	0.24%	0.40%	to	1.95%	7.38%	to	9.10%
2013		40	$17.49	to	$18.58	$729	—	0.40%	to	1.95%	30.13%	to	32.15%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2017		7,027	$15.98	to	$54.73	$276,235	1.67%	0.00%	to	1.95%	10.73%	to	12.89%
2016		7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
2015		8,455	$12.21	to	$42.03	$253,886	3.09%	0.00%	to	1.95%	-5.81%	to	-3.96%
2014		9,616	$12.83	to	$44.27	$301,864	2.80%	0.00%	to	1.95%	6.58%	to	8.75%
2013		10,575	$11.91	to	$41.19	$306,607	2.51%	0.00%	to	1.95%	25.63%	to	28.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2017		8,634	$19.28	to	$63.97	$345,776	0.22%	0.00%	to	1.75%	32.78%	to	35.13%
2016		8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
2015		9,542	$14.41	to	$48.06	$287,422	0.26%	0.00%	to	1.75%	5.31%	to	7.16%
2014		10,303	$13.57	to	$45.36	$292,498	0.19%	0.00%	to	1.75%	9.42%	to	11.34%
2013		10,711	$12.30	to	$41.23	$275,001	0.28%	0.00%	to	1.75%	33.95%	to	36.33%
Fidelity® VIP High Income Portfolio - Initial Class
2017		512	$17.04	to	$17.90	$8,724	4.74%	0.95%	to	1.50%	5.36%	to	5.70%
2016		699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
2015		732	$14.24	to	$15.05	$10,441	6.54%	0.85%	to	1.50%	-5.05%	to	-4.81%
2014		812	$14.94	to	$15.85	$12,151	6.10%	0.95%	to	1.50%	-0.38%	to	0.20%
2013		759	$14.91	to	$15.91	$11,354	5.55%	0.95%	to	1.50%	4.40%	to	5.00%
Fidelity® VIP Overseas Portfolio - Initial Class
2017		1,508	$11.18	to	$31.90	$33,166	1.49%	0.00%	to	1.50%	28.35%	to	30.24%
2016		1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%
2015		1,654	$9.20	to	$25.79	$30,265	1.41%	0.00%	to	1.50%	2.09%	to	3.62%
2014		1,667	$8.96	to	$24.80	$29,883	1.30%	0.00%	to	1.50%	-9.46%	to	-8.07%
2013		1,864	$9.83	to	$27.07	$36,312	1.36%	0.00%	to	1.50%	28.47%	to	30.42%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2017		24,071	$18.33	to	$80.79	$1,337,984	1.00%	0.00%	to	1.95%	19.53%	to	21.89%
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
2015		28,502	$14.17	to	$61.37	$1,229,525	1.03%	0.00%	to	1.95%	-1.28%	to	0.68%
2014		32,591	$14.21	to	$60.97	$1,379,550	0.95%	0.00%	to	1.95%	9.83%	to	12.30%
2013		34,517	$12.81	to	$54.32	$1,320,713	1.07%	0.00%	to	1.95%	28.75%	to	31.32%
Fidelity® VIP Index 500 Portfolio - Initial Class
2017		4,314	$58.80	to	$59.34	$253,980	1.85%	0.75%	to	1.20%	20.27%	to	20.71%
2016		4,073	$48.89	to	$49.16	$199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%
2015		3,999	$44.24	to	$44.32	$176,926	2.04%	0.85%	to	1.20%		0.14%
2014		3,986	$44.11	to	$44.18	$176,091	1.67%	0.95%	to	1.20%	12.22%	to	12.50%
2013		3,904	$39.21	to	$39.37	$153,676	1.96%	0.95%	to	1.20%	30.71%	to	31.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Mid Cap Portfolio - Initial Class
2017		—		$22.10		$4	0.54%		1.25%			19.27%
2016		—	$18.52	to	$19.00	$8	0.70%	1.00%	to	1.25%		10.83%
2015		—		$16.71		$3	(f)		1.25%			(f)
2014		1,283		$22.96		$29,464	0.26%		—			6.30%
2013		1,290		$21.60		$27,855	0.52%		—			36.19%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2017		482	$33.95	to	$33.97	$16,375	1.73%	0.95%	to	1.20%	12.75%	to	12.82%
2016		652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
2015		723	$29.57	to	$29.62	$21,376	1.61%	0.85%	to	1.20%		-1.04%
2014		759	$29.83	to	$29.88	$22,661	1.50%	0.95%	to	1.20%	4.59%	to	4.81%
2013		814	$28.46	to	$28.57	$23,250	1.53%	0.95%	to	1.20%	14.33%	to	14.62%
Franklin Mutual Global Discovery Fund - Class R
2017		66	$15.65	to	$29.37	$1,799	2.01%	0.20%	to	1.55%	7.65%	to	9.06%
2016		66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
2015		72	$12.84	to	$24.03	$1,629	1.18%	0.20%	to	1.55%	-5.32%	to	-4.00%
2014		108	$13.50	to	$25.31	$2,593	1.88%	0.10%	to	1.55%	3.20%	to	4.55%
2013		113	$13.03	to	$24.06	$2,610	1.27%	0.15%	to	1.55%	23.10%	to	24.86%
Franklin Biotechnology Discovery Fund - Advisor Class
2017		24	$10.90	to	$14.45	$320	—	0.40%	to	1.40%	17.46%	to	18.63%
2016		20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
2015		21	$11.38	to	$14.85	$304	—	0.40%	to	1.25%	4.46%	to	5.32%
2014	09/10/2014	7	$10.88	to	$14.12	$97	(b)	0.95%	to	1.25%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Franklin Natural Resources Fund - Advisor Class
2017		4	$6.87	to	$7.08	$30	1.43%	0.55%	to	1.40%	-0.87%	to	-0.28%
2016		5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
2015		1	$5.21	to	$5.25	$5	—	0.85%	to	1.40%	-28.63%	to	-28.28%
2014	08/27/2014	—	$7.30	to	$7.31	$3	(b)	1.15%	to	1.40%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small-Mid Cap Growth Fund - Class A
2017		12	$24.62	to	$29.29	$335	—	0.20%	to	1.45%	19.81%	to	21.28%
2016		12	$20.55	to	$24.15	$260	—	0.20%	to	1.45%	2.80%	to	4.09%
2015		13	$19.99	to	$23.20	$287	—	0.20%	to	1.45%	-3.38%	to	-2.15%
2014		14	$20.69	to	$23.71	$306	—	0.20%	to	1.45%	5.99%	to	7.29%
2013		36	$18.95	to	$22.10	$759	—	0.20%	to	1.75%	36.60%	to	38.30%
Franklin Small Cap Value VIP Fund - Class 2
2017		3,371	$20.20	to	$44.07	$126,589	0.50%	0.00%	to	1.75%	8.77%	to	10.66%
2016		3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%
2015		3,901	$14.28	to	$30.59	$103,364	0.65%	0.00%	to	1.75%	-8.97%	to	-7.37%
2014		4,562	$15.55	to	$33.03	$132,108	0.62%	0.00%	to	1.75%	-1.18%	to	0.87%
2013		4,953	$15.61	to	$32.84	$144,001	1.30%	0.00%	to	1.75%	33.84%	to	36.21%
Goldman Sachs Growth Opportunities Fund - Class IR
2017		4	$13.17	to	$13.66	$54	—	0.40%	to	1.40%	25.50%	to	26.60%
2016		1	$10.55	to	$10.79	$14	—	0.40%	to	1.25%	0.09%	to	1.03%
2015		1	$10.54	to	$10.68	$9	—	0.40%	to	1.25%	-6.56%	to	-5.82%
2014	08/27/2014	—	$11.28	to	$11.29	$3	(b)	1.10%	to	1.25%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Growth Fund of America® - Class R-3
2017		418	$22.81	to	$32.74	$11,915	0.14%	0.00%	to	1.55%	23.78%	to	25.73%
2016		523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
2015		632	$17.12	to	$24.09	$13,745	0.23%	0.00%	to	1.55%	3.41%	to	5.06%
2014		794	$16.46	to	$22.93	$16,720	0.03%	0.00%	to	1.55%	7.31%	to	8.93%
2013		819	$15.26	to	$21.05	$15,914	0.03%	0.00%	to	1.55%	31.37%	to	33.40%
Growth Fund of America® - Class R-4
2017		15,034	$11.61	to	$34.06	$445,366	0.47%	0.00%	to	1.50%	24.22%	to	26.10%
2016		15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
2015		16,703	$14.83	to	$24.91	$370,151	0.57%	0.00%	to	1.50%	3.77%	to	5.40%
2014		17,901	$14.21	to	$23.65	$380,060	0.33%	0.00%	to	1.50%	7.64%	to	9.61%
2013		18,546	$13.12	to	$21.64	$363,914	0.33%	0.00%	to	1.50%	31.83%	to	33.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford Capital Appreciation Fund - Class R4
2017		—		$21.75		—	0.48%		0.65%			20.43%
2016		—		$18.06		—	0.19%		0.65%			3.44%
2015		—		$17.46		—	—		0.65%			0.69%
2014		—		$17.34		—	—		0.65%			6.64%
2013		—		$16.26		—	—		0.65%			40.78%
The Hartford Dividend And Growth Fund - Class R4
2017		—		$23.69		$7	1.35%		0.65%			16.99%
2016		—		$20.25		$6	1.42%		0.65%			13.51%
2015		—		$17.84		$5	—		0.65%			-2.14%
2014		—		$18.23		$5	—		0.65%			11.64%
2013		—		$16.33		$4	3.02%		0.65%			30.12%
The Hartford International Opportunities Fund - Class R4
2017		106	$12.64	to	$12.87	$1,350	2.17%	0.25%	to	1.50%	22.36%	to	23.82%
2016	06/16/2016	15	$10.33	to	$10.39	$157	(d)	0.40%	to	1.50%		(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
Income Fund of America® - Class R-3
2017		56	$20.45	to	$24.67	$1,305	2.58%	0.20%	to	1.55%	11.20%	to	12.70%
2016		61	$18.39	to	$21.89	$1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
2015		106	$16.95	to	$20.39	$2,034	2.66%	0.00%	to	1.55%	-3.36%	to	-1.83%
2014		134	$17.54	to	$20.77	$2,622	2.79%	0.00%	to	1.55%	6.37%	to	8.01%
2013		131	$16.49	to	$19.23	$2,392	3.02%	0.00%	to	1.55%	15.96%	to	17.76%
Ivy Science and Technology Fund - Class Y
2017		719	$13.53	to	$14.24	$9,902	—	0.05%	to	1.50%	30.85%	to	32.46%
2016		291	$10.34	to	$10.73	$3,046	—	0.10%	to	1.50%	0.19%	to	1.61%
2015		180	$10.33	to	$10.56	$1,869	—	0.10%	to	1.40%	-4.53%	to	-3.21%
2014	08/15/2014	3	$10.84	to	$10.85	$31	(b)	0.95%	to	1.15%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Henderson Balanced Portfolio - Institutional Shares
2017		3	$40.21	to	$61.13	$151	1.63%	0.50%	to	1.40%	16.80%	to	17.86%
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
2015		3	$32.92	to	$50.59	$132	2.15%	0.50%	to	1.40%	-0.79%	to	0.11%
2014		3	$32.95	to	$50.91	$147	2.00%	0.50%	to	1.40%	7.02%	to	7.96%
2013		3	$30.58	to	$47.51	$153	1.83%	0.50%	to	1.40%	18.46%	to	19.58%
Janus Henderson Enterprise Portfolio - Institutional Shares
2017		4	$47.53	to	$74.05	$301	0.63%	0.50%	to	1.25%	25.85%	to	26.79%
2016		4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%
2015		5	$33.67	to	$53.03	$249	0.75%	0.45%	to	1.25%	2.73%	to	3.56%
2014		6	$32.59	to	$51.62	$282	0.33%	0.45%	to	1.50%	10.84%	to	12.00%
2013		7	$29.17	to	$46.45	$326	0.29%	0.45%	to	1.50%	30.42%	to	31.81%
Janus Henderson Flexible Bond Portfolio - Institutional Shares
2017		1	$24.71	to	$33.01	$16	2.95%	0.50%	to	1.25%	2.36%	to	3.11%
2016		—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
2015		1	$23.58	to	$31.88	$37	2.60%	0.50%	to	1.25%	-1.02%	to	-0.28%
2014		1	$22.03	to	$32.21	$40	2.56%	0.50%	to	1.50%	3.38%	to	4.39%
2013		1	$21.24	to	$31.08	$38	5.13%	0.50%	to	1.50%	-1.62%	to	-0.62%
Janus Henderson Global Research Portfolio - Institutional Shares
2017		2	$20.42	to	$38.32	$73	0.84%	0.50%	to	1.25%	25.43%	to	26.41%
2016		2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
2015		3	$15.97	to	$30.30	$72	1.15%	0.45%	to	1.25%	-3.50%	to	-2.74%
2014		4	$16.46	to	$31.40	$102	1.52%	0.45%	to	1.50%	5.87%	to	6.98%
2013		6	$15.43	to	$29.59	$161	1.35%	0.45%	to	1.50%	26.46%	to	27.83%
Janus Henderson Research Portfolio - Institutional Shares
2017		2	$19.13	to	$42.99	$68	0.41%	0.50%	to	1.25%	26.29%	to	27.25%
2016		2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%		-0.76%
2015		3	$15.15	to	$34.30	$84	1.20%	0.50%	to	1.25%	4.03%	to	4.84%
2014		3	$14.52	to	$35.95	$82	—	0.50%	to	1.25%	11.61%	to	12.40%
2013		3	$12.96	to	$32.19	$78	1.35%	0.50%	to	1.25%	28.71%	to	29.67%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
JPMorgan Equity Income Fund - Select Class
2017		92	$11.26	to	$14.47	$1,259	1.72%	0.30%	to	1.40%	15.93%	to	17.17%
2016		60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
2015		23	$10.60	to	$10.78	$247	1.90%	0.30%	to	1.35%	-3.64%	to	-2.71%
2014	08/11/2014	6	$11.00	to	$11.03	$68	(b)	0.95%	to	1.25%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
JPMorgan Government Bond Fund - Select Class
2017		64	$10.04	to	$10.25	$653	2.90%	0.75%	to	0.95%		1.49%
2016		93		$10.10		$942	2.88%		0.85%			0.60%
2015		96		$10.04		$962	1.87%		0.85%			0.20%
2014		42		$10.02		$426	1.50%		0.95%			4.59%
2013		25		$9.58		$242	5.56%		0.95%			-4.58%
Lazard International Equity Portfolio - Open Shares
2017		77	$11.55	to	$11.86	$902	1.56%	0.30%	to	1.25%	21.04%	to	22.14%
2016	05/25/2016	29	$9.65	to	$9.77	$278	(d)	0.30%	to	1.25%		(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
ClearBridge Aggressive Growth Fund - Class I
2017		48	$12.37	to	$12.90	$601	0.52%	0.05%	to	1.25%	13.28%	to	14.29%
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
2015		34	$10.43	to	$10.63	$356	—	0.10%	to	1.25%	-5.35%	to	-4.23%
2014	08/15/2014	9	$11.02	to	$11.10	$96	(b)	0.10%	to	1.25%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
LKCM Aquinas Catholic Equity Fund
2017		46	$12.33	to	$12.39	$569	0.28%	0.90%	to	1.25%	19.36%	to	19.71%
2016	07/29/2016	42	$10.33	to	$10.35	$433	(d)	0.90%	to	1.25%		(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2017		648	$21.68	to	$25.05	$14,804	—	0.00%	to	1.50%	8.13%	to	9.77%
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
2015		741	$16.13	to	$18.09	$12,466	0.34%	0.00%	to	1.50%	-5.01%	to	-3.57%
2014		813	$16.98	to	$18.76	$14,315	0.27%	0.00%	to	1.50%	3.47%	to	5.04%
2013		921	$16.41	to	$17.86	$15,591	0.02%	0.00%	to	1.50%	33.52%	to	35.61%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2017		43	$9.88	to	$9.89	$429	1.63%	0.95%	to	1.20%		-0.10%
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%
2015		121	$9.92	to	$9.97	$1,209	1.64%	0.85%	to	1.20%	-0.70%	to	-0.40%
2014	05/19/2014	37	$9.99	to	$10.01	$373	(b)	0.95%	to	1.20%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Loomis Sayles Value Fund - Class Y
2017		2	$12.75	to	$13.03	$30	1.89%	0.65%	to	1.25%	13.33%	to	14.00%
2016		2	$11.25	to	$11.43	$25	2.70%	0.65%	to	1.25%	10.19%	to	10.86%
2015		1	$10.21	to	$10.31	$10	—	0.65%	to	1.25%	-5.38%	to	-4.80%
2014	09/29/2014	—		$10.81		—	(b)		0.95%			(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Lord Abbett Developing Growth Fund - Class A
2017		4	$26.30	to	$29.26	$115	—	0.20%	to	1.55%	27.91%	to	29.66%
2016		9	$20.56	to	$22.56	$195	—	0.20%	to	1.55%	-4.19%	to	-2.93%
2015		12	$21.46	to	$23.24	$277	—	0.20%	to	1.55%	-10.28%	to	-9.08%
2014		11	$23.92	to	$25.56	$274	—	0.20%	to	1.55%	1.97%	to	3.06%
2013		11	$23.49	to	$24.80	$259	—	0.20%	to	1.60%	54.74%	to	56.86%
Lord Abbett Core Fixed Income Fund - Class A
2017		2	$11.16	to	$11.38	$24	2.37%	1.20%	to	1.45%	1.73%	to	2.06%
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
2015		4	$10.83	to	$11.11	$43	0.31%	1.00%	to	1.45%	-1.99%	to	-1.51%
2014		110	$11.05	to	$11.44	$1,258	0.15%	0.70%	to	1.45%	4.64%	to	5.03%
2013		4	$10.56	to	$10.78	$46	1.90%	0.90%	to	1.45%	-3.74%	to	-3.14%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Short Duration Income Fund - Class R4
2017		387	$10.16	to	$10.37	$3,967	3.76%	0.25%	to	1.50%	0.99%	to	2.27%
2016	05/09/2016	256	$10.06	to	$10.14	$2,586	(d)	0.25%	to	1.50%		(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
Lord Abbett Mid Cap Stock Fund - Class A
2017		36	$21.47	to	$28.34	$936	0.90%	0.20%	to	1.75%	5.19%	to	6.82%
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
2015		41	$18.03	to	$23.17	$866	0.89%	0.20%	to	1.65%	-5.16%	to	-3.88%
2014		53	$19.01	to	$24.26	$1,155	0.46%	0.35%	to	1.65%	10.21%	to	11.22%
2013		50	$17.14	to	$21.96	$997	0.41%	0.35%	to	1.75%	28.44%	to	29.60%
Lord Abbett Small Cap Value Fund - Class A
2017		30	$29.49	to	$34.13	$981	—	0.55%	to	1.60%	4.65%	to	5.73%
2016		40	$28.19	to	$32.28	$1,242	—	0.55%	to	1.60%	18.54%	to	19.82%
2015		45	$23.78	to	$26.94	$1,178	—	0.55%	to	1.60%	-2.74%	to	-1.71%
2014		47	$24.45	to	$27.41	$1,254	—	0.55%	to	1.60%	0.29%	to	1.33%
2013		55	$24.38	to	$27.05	$1,450	—	0.55%	to	1.60%	31.57%	to	32.92%
Lord Abbett Fundamental Equity Fund - Class A
2017		9	$21.64	to	$22.87	$200	1.18%	0.80%	to	1.50%	11.82%	to	12.05%
2016		11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
2015		17	$17.00	to	$18.41	$294	1.43%	0.20%	to	1.55%	-4.66%	to	-3.36%
2014		14	$17.79	to	$19.05	$265	0.76%	0.20%	to	1.60%	5.27%	to	6.72%
2013		15	$16.90	to	$17.85	$264	0.47%	0.20%	to	1.60%	34.45%	to	36.36%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2017		3,241	$16.03	to	$30.66	$83,700	0.56%	0.10%	to	1.50%	5.25%	to	6.73%
2016		3,962	$15.14	to	$29.03	$96,369	0.49%	0.10%	to	1.50%	14.66%	to	16.30%
2015		4,314	$13.13	to	$25.24	$91,575	0.58%	0.10%	to	1.50%	-5.21%	to	-3.90%
2014		4,665	$13.77	to	$26.55	$104,586	0.43%	0.00%	to	1.50%	9.87%	to	11.50%
2013		5,161	$12.46	to	$24.10	$104,684	0.40%	0.00%	to	1.50%	28.34%	to	30.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
MainStay Large Cap Growth Fund - Class R3
2017		—		$28.04		$2	—		—			31.71%
2016		—		$21.29		$2	—		—			-2.92%
2015		—		$21.93		$2	—		—			5.58%
2014		—		$20.77		$2	—		—			9.89%
2013		34		$18.90		$637	—		—			35.97%
Massachusetts Investors Growth Stock Fund - Class A
2017		3	$25.19	to	$28.35	$73	0.72%	0.75%	to	1.60%	26.65%	to	27.70%
2016		4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
2015		6	$18.59	to	$22.36	$119	1.43%	0.25%	to	1.80%	-1.41%	to	-0.27%
2014		34	$19.89	to	$22.42	$722	0.58%	0.25%	to	1.35%	10.25%	to	11.21%
2013		34	$17.90	to	$20.16	$660	0.44%	0.25%	to	1.45%	28.52%	to	29.37%
Metropolitan West Total Return Bond Fund - Class I
2017		1,580		$10.48		$16,550	2.15%		—			3.46%
2016		1,041		$10.13		$10,546	1.90%		—			2.53%
2015	07/14/2015	368		$9.88		$3,636	(c)		—			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
Metropolitan West Total Return Bond Fund - Class M
2017		2,014	$10.19	to	$10.92	$21,142	1.88%	0.00%	to	1.50%	1.59%	to	3.02%
2016		1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
2015		1,556	$9.95	to	$10.36	$15,742	1.69%	0.00%	to	1.50%		-1.58%
2014		1,039	$10.11	to	$10.32	$10,611	1.90%	0.25%	to	1.50%	4.53%	to	5.53%
2013	05/15/2013	358	$9.71	to	$9.77	$3,490	(a)	0.30%	to	1.25%		(a)
MFS® New Discovery Fund - Class R3
2017		8	$13.53	to	$13.83	$107	—	0.80%	to	1.40%	24.43%	to	24.82%
2016		5	$10.93	to	$11.02	$50	—	0.95%	to	1.25%	7.26%	to	7.62%
2015		4	$10.19	to	$10.24	$38	—	0.95%	to	1.25%	-3.32%	to	-3.12%
2014	08/13/2014	—	$10.55	to	$10.57	$1	(b)	0.95%	to	1.20%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
MFS® International Value Fund - Class R3
2017		47	$13.13	to	$13.67	$621	1.92%	0.30%	to	1.40%	25.05%	to	25.59%
2016		28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
2015		9	$10.25	to	$10.34	$90	1.94%	0.85%	to	1.35%	5.02%	to	5.62%
2014	08/15/2014	1	$9.77	to	$9.78	$13	(b)	0.95%	to	1.20%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Neuberger Berman Genesis Fund - Trust Class
2017		13	$22.18	to	$24.51	$315	0.08%	0.35%	to	1.70%	13.57%	to	15.07%
2016		31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
2015		29	$16.83	to	$18.10	$509	—	0.35%	to	1.70%	-1.52%	to	-0.22%
2014		27	$17.09	to	$18.14	$473	—	0.35%	to	1.70%	-1.23%	to	-0.66%
2013		11	$17.41	to	$18.26	$198	0.68%	0.35%	to	1.75%	34.54%	to	36.37%
Neuberger Berman Socially Responsive Fund - Institutional Class
2017		184		$13.32		$2,449	0.99%		—			18.72%
2016		121		$11.22		$1,355	1.25%		—			10.32%
2015	07/15/2015	38		$10.17		$385	(c)		—			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
Neuberger Berman Socially Responsive Fund - Trust Class
2017		654	$19.04	to	$23.23	$13,921	0.45%	0.00%	to	1.60%	16.55%	to	18.40%
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
2015		707	$14.90	to	$17.95	$11,809	0.96%	0.00%	to	1.70%	-2.17%	to	-0.56%
2014		786	$15.12	to	$18.09	$13,345	0.92%	0.00%	to	1.90%	8.18%	to	10.29%
2013		930	$13.84	to	$16.45	$14,445	1.19%	0.00%	to	1.90%	35.35%	to	37.90%
New Perspective Fund® - Class R-3
2017		67	$27.14	to	$32.29	$2,010	0.12%	0.00%	to	1.25%	26.88%	to	28.44%
2016		73	$21.39	to	$25.14	$1,718	0.43%	0.00%	to	1.25%	0.23%	to	1.49%
2015		88	$20.96	to	$24.77	$2,071	0.33%	0.00%	to	1.40%	3.56%	to	5.05%
2014		94	$20.24	to	$23.58	$2,112	0.22%	0.00%	to	1.40%	1.40%	to	2.83%
2013		110	$19.96	to	$22.93	$2,417	0.53%	0.00%	to	1.40%	24.67%	to	26.41%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
New Perspective Fund® - Class R-4
2017		6,826	$11.69	to	$34.25	$189,193	0.46%	0.00%	to	1.50%	26.88%	to	28.87%
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
2015		5,570	$13.70	to	$26.11	$130,637	0.67%	0.00%	to	1.50%	3.74%	to	5.34%
2014		5,427	$13.13	to	$24.79	$121,851	0.59%	0.00%	to	1.50%	1.68%	to	3.20%
2013		5,241	$12.84	to	$24.03	$114,954	0.86%	0.00%	to	1.50%	24.88%	to	26.81%
New World Fund® - Class R-4
2017		86	$11.75	to	$12.32	$1,038	1.51%	0.05%	to	1.40%	30.78%	to	31.88%
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
2015		21	$8.77	to	$8.96	$183	0.95%	0.10%	to	1.35%	-7.29%	to	-5.98%
2014	08/13/2014	3	$9.46	to	$9.53	$27	(b)	0.10%	to	1.25%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Nuveen Global Infrastructure Fund - Class I
2017		175	$12.14	to	$12.23	$2,125	2.67%	0.95%	to	1.20%	18.21%	to	18.39%
2016		179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%
2015		107	$9.64	to	$9.67	$1,029	2.07%	1.00%	to	1.20%	-7.75%	to	-7.55%
2014	05/15/2014	115	$10.45	to	$10.46	$1,197	(b)	1.00%	to	1.20%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Oppenheimer Capital Appreciation Fund - Class A
2017		3	$20.32	to	$21.33	$74	0.01%	0.85%	to	1.20%	25.05%	to	25.47%
2016		4	$16.25	to	$17.00	$64	0.07%	0.85%	to	1.20%	-3.50%	to	-3.19%
2015		5	$16.84	to	$17.56	$85	—	0.85%	to	1.20%	2.00%	to	2.33%
2014		6	$16.51	to	$17.35	$104	—	0.75%	to	1.20%	13.63%	to	14.22%
2013		7	$14.53	to	$15.42	$106	—	0.60%	to	1.20%	27.79%	to	28.50%
Oppenheimer Developing Markets Fund - Class A
2017		4,354	$12.01	to	$109.12	$268,701	0.34%	0.00%	to	1.75%	32.45%	to	34.81%
2016		3,352	$10.31	to	$80.96	$197,196	0.23%	0.00%	to	1.75%	5.05%	to	6.94%
2015		3,558	$9.74	to	$75.74	$197,414	0.38%	0.00%	to	1.75%	-15.58%	to	-14.07%
2014		3,823	$11.43	to	$88.14	$249,694	0.27%	0.00%	to	1.75%	-6.45%	to	-4.51%
2013		4,033	$12.12	to	$92.59	$280,181	0.10%	0.00%	to	1.75%	6.49%	to	8.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class Y
2017		3,726	$13.20	to	$14.11	$51,340	0.67%	0.00%	to	1.25%	33.47%	to	35.15%
2016		3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
2015		3,532	$9.35	to	$9.75	$33,914	0.69%	0.00%	to	1.25%	-14.85%	to	-13.79%
2014		3,459	$10.98	to	$11.31	$38,711	0.62%	0.00%	to	1.25%	-5.01%	to	-4.56%
2013		3,321	$11.78	to	$11.85	$39,124	0.46%	0.00%	to	0.45%	8.17%	to	8.62%
Oppenheimer Gold & Special Minerals Fund - Class A
2017		8	$6.12	to	$6.92	$52	3.12%	0.20%	to	1.75%	15.04%	to	16.89%
2016		7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
2015		6	$3.66	to	$3.99	$24	—	0.20%	to	1.65%	-24.09%	to	-23.27%
2014		4	$4.82	to	$5.20	$21	—	0.20%	to	1.75%	-16.75%	to	-15.58%
2013		3	$5.79	to	$6.16	$15	—	0.20%	to	1.75%	-48.60%	to	-47.88%
Oppenheimer International Bond Fund - Class A
2017		13	$11.82	to	$12.59	$160	3.79%	0.45%	to	1.25%	9.44%	to	10.34%
2016		15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
2015		5	$10.12	to	$10.64	$54	3.60%	0.70%	to	1.55%	-5.24%	to	-4.40%
2014		5	$10.68	to	$11.13	$57	4.04%	0.70%	to	1.55%	-1.01%	to	-0.36%
2013		13	$10.79	to	$11.17	$141	3.72%	0.70%	to	1.60%	-5.57%	to	-4.86%
Oppenheimer International Growth Fund - Class Y
2017		42	$11.19	to	$11.61	$474	1.12%	0.40%	to	1.40%	25.17%	to	26.47%
2016		28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
2015		12	$9.27	to	$9.41	$114	1.61%	0.40%	to	1.35%	2.09%	to	2.95%
2014	07/15/2014	1	$9.09	to	$9.11	$10	(b)	0.95%	to	1.20%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Oppenheimer International Small-Mid Company Fund - Class Y
2017		41	$14.85	to	$15.31	$616	1.30%	0.55%	to	1.40%	36.36%	to	37.31%
2016		33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
2015		15	$11.07	to	$11.15	$163	—	0.95%	to	1.40%	13.54%	to	14.12%
2014	08/01/2014	1	$9.75	to	$9.77	$12	(b)	0.95%	to	1.40%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund® - Class A
2017		64	$10.97	to	$12.72	$796	1.34%	0.75%	to	1.20%	15.34%	to	15.43%
2016	05/13/2016	17		$11.02		$182	(d)		1.20%			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer Main Street Fund®/VA
2017		4	$17.91	to	$20.67	$66	1.26%	1.25%	to	1.50%	15.18%	to	15.47%
2016		4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
2015		5	$14.14	to	$16.24	$66	1.43%	1.25%	to	1.50%	1.80%	to	2.01%
2014		5	$13.89	to	$15.92	$74	1.32%	1.25%	to	1.50%	9.03%	to	9.34%
2013		6	$12.74	to	$14.56	$77	1.39%	1.25%	to	1.50%	29.87%	to	30.12%
Oppenheimer Main Street Small Cap Fund®/VA
2017		1,058	$21.17	to	$32.83	$29,512	0.87%	0.00%	to	1.50%	12.45%	to	14.17%
2016		1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
2015		1,207	$15.99	to	$24.85	$25,350	0.94%	0.00%	to	1.50%	-7.32%	to	-5.91%
2014		1,288	$17.15	to	$26.68	$28,354	0.86%	0.00%	to	1.50%	10.25%	to	12.00%
2013		1,167	$15.46	to	$24.07	$23,499	0.83%	0.00%	to	1.50%	38.93%	to	40.98%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2017		2	$9.71	to	$19.78	$16	0.03%	1.25%	to	1.50%	26.93%	to	27.20%
2016		2	$7.65	to	$15.55	$14	—	1.25%	to	1.50%	0.79%	to	1.04%
2015		2	$7.59	to	$15.39	$15	—	1.25%	to	1.50%	4.98%	to	5.34%
2014		2	$7.23	to	$14.61	$15	—	1.25%	to	1.50%	4.33%	to	4.43%
2013		4	$6.93	to	$13.99	$46	—	1.25%	to	1.50%	33.78%	to	34.26%
Oppenheimer Global Fund/VA
2017		6	$25.66	to	$50.83	$283	0.94%	0.50%	to	1.80%	34.21%	to	35.98%
2016		6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
2015		7	$19.45	to	$37.54	$225	1.34%	0.50%	to	1.80%	2.10%	to	3.44%
2014		7	$19.05	to	$36.29	$222	1.24%	0.50%	to	1.80%	0.47%	to	1.77%
2013		8	$18.96	to	$35.66	$261	1.23%	0.50%	to	1.80%	25.07%	to	26.68%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Global Strategic Income Fund/VA
2017		4	$21.98	to	$25.23	$95	2.30%	0.55%	to	1.25%	4.97%	to	5.70%
2016		4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%
2015		4	$19.90	to	$22.34	$96	6.19%	0.60%	to	1.25%	-3.49%	to	-2.83%
2014		4	$20.62	to	$22.99	$98	4.06%	0.60%	to	1.25%	1.58%	to	2.22%
2013		5	$20.30	to	$22.49	$99	4.81%	0.60%	to	1.25%	-1.36%	to	-0.75%
Parnassus Core Equity FundSM - Investor Shares
2017		1,606	$11.12	to	$32.19	$31,131	1.35%	0.05%	to	1.40%	14.93%	to	16.23%
2016		1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
2015		1,393	$14.90	to	$25.06	$21,394	2.27%	0.10%	to	1.35%	-1.89%	to	-0.63%
2014		1,120	$15.11	to	$25.22	$17,371	1.75%	0.10%	to	1.35%	12.94%	to	14.18%
2013		547	$13.33	to	$22.01	$7,389	1.50%	0.15%	to	1.35%	32.23%	to	32.77%
Pax Balanced Fund - Individual Investor Class
2017		2,193	$14.14	to	$21.91	$40,220	0.60%	0.00%	to	1.50%	11.49%	to	13.17%
2016		2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
2015		2,575	$12.03	to	$18.30	$40,388	0.85%	0.00%	to	1.50%	-2.02%	to	-0.54%
2014		2,813	$12.20	to	$18.40	$44,918	0.87%	0.00%	to	1.50%	6.38%	to	7.98%
2013		3,309	$11.40	to	$17.04	$49,414	0.81%	0.00%	to	1.50%	14.64%	to	16.39%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2017		226	$6.10	to	$10.82	$1,406	7.39%	0.25%	to	1.50%	0.99%	to	2.24%
2016		257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
2015		98	$5.36	to	$5.48	$532	6.23%	0.25%	to	1.50%	-27.07%	to	-26.22%
2014	06/30/2014	2	$7.36	to	$7.38	$14	(b)	0.95%	to	1.25%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
PIMCO Real Return Portfolio - Administrative Class
2017		5,193	$10.03	to	$17.74	$81,690	2.31%	0.00%	to	1.60%	2.02%	to	3.65%
2016		6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
2015		6,996	$9.42	to	$16.27	$101,300	3.87%	0.00%	to	1.60%	-4.23%	to	-2.69%
2014		8,463	$9.80	to	$16.72	$127,404	1.43%	0.00%	to	1.60%	1.43%	to	3.11%
2013		10,069	$12.89	to	$16.22	$148,758	1.37%	0.00%	to	1.65%	-10.68%	to	-9.22%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer Equity Income Fund - Class Y
2017		795	$11.15	to	$19.23	$15,188	1.68%	0.75%	to	0.95%		14.26%
2016		848		$16.83		$14,268	2.10%		0.85%			18.44%
2015		726		$14.21		$10,306	2.05%		0.85%			-0.28%
2014		592		$14.25		$8,438	2.94%		0.95%			12.12%
2013		358		$12.71		$4,551	2.90%		0.95%			28.00%
Pioneer High Yield Fund - Class A
2017		39	$17.73	to	$21.99	$799	5.56%	0.20%	to	1.75%	5.66%	to	7.27%
2016		62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
2015		102	$14.96	to	$18.00	$1,727	4.91%	0.20%	to	1.75%	-6.56%	to	-5.06%
2014		112	$16.01	to	$18.96	$2,023	4.31%	0.20%	to	1.75%	-1.90%	to	-0.37%
2013		108	$16.32	to	$19.03	$1,966	4.83%	0.20%	to	1.75%	10.34%	to	12.07%
Pioneer Strategic Income Fund - Class A
2017		34	$12.86	to	$14.53	$483	2.82%	0.20%	to	1.75%	3.38%	to	4.99%
2016		74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
2015		94	$11.83	to	$12.89	$1,189	3.70%	0.20%	to	1.65%	-3.02%	to	-1.60%
2014		105	$12.15	to	$13.10	$1,354	3.84%	0.20%	to	1.75%	3.17%	to	4.38%
2013		110	$11.89	to	$12.55	$1,357	4.17%	0.20%	to	1.60%	-0.08%	to	1.29%
Pioneer Equity Income VCT Portfolio - Class I
2017		—		$28.77		—	1.70%		1.05%			14.26%
2016		—		$25.18		—	5.57%		1.05%			18.55%
2015		3		$21.24		$56	3.08%		1.05%			-0.56%
2014	10/06/2014	—		$21.36		$9	(b)		1.05%			(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Pioneer High Yield VCT Portfolio - Class I
2017		991	$16.70	to	$22.84	$20,189	4.55%	0.10%	to	1.50%	5.60%	to	7.13%
2016		1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
2015		1,115	$13.88	to	$18.68	$18,835	4.92%	0.00%	to	1.50%	-5.37%	to	-3.90%
2014		1,311	$14.58	to	$19.47	$23,270	4.92%	0.00%	to	1.50%	-1.41%	to	0.07%
2013		1,731	$14.70	to	$19.47	$30,910	5.41%	0.00%	to	1.50%	10.38%	to	12.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Prudential Jennison Utility Fund - Class Z
2017		9	$11.00	to	$12.14	$105	2.14%	0.70%	to	1.40%	12.75%	to	13.25%
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%
2015		5	$8.58	to	$9.26	$42	3.08%	0.95%	to	1.25%	-13.55%	to	-13.32%
2014	08/14/2014	2	$9.91	to	$10.70	$23	(b)	0.95%	to	1.25%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Columbia Diversified Equity Income Fund - Class K
2017		674	$16.65	to	$19.24	$11,957	1.17%	0.00%	to	1.50%	14.91%	to	16.61%
2016		652	$14.49	to	$16.50	$10,001	1.45%	0.00%	to	1.50%	13.11%	to	14.82%
2015		740	$12.81	to	$14.37	$9,975	1.93%	0.00%	to	1.50%	-3.68%	to	-2.24%
2014		789	$13.30	to	$14.70	$10,975	1.26%	0.00%	to	1.50%	10.10%	to	11.79%
2013		759	$12.08	to	$13.15	$9,524	1.54%	0.00%	to	1.50%	28.78%	to	30.85%
Columbia Diversified Equity Income Fund - Class R4
2017		—	$18.25	to	$18.52	$5	1.81%	0.35%	to	0.50%	16.24%	to	16.48%
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
2015		7	$13.62	to	$14.15	$101	1.86%	0.10%	to	0.60%	-2.64%	to	-2.14%
2014		8	$13.99	to	$14.46	$114	—	0.10%	to	0.60%		—
2013		10	$12.65	to	$12.91	$122	1.90%	0.15%	to	0.50%		30.93%
Royce Total Return Fund - K Class
2017		—		$23.02		$3	0.36%		1.20%			11.91%
2016		—		$20.56		$2	(f)		1.20%			(f)
2015		—		$16.40		$2	—		1.40%			-8.84%
2014		—		$17.99		$2	—		1.40%			-0.39%
2013		—		$18.06		$2	—		1.40%			30.40%
Ave Maria Rising Dividend Fund
2017		387	$11.93	to	$12.33	$4,677	1.18%	0.25%	to	1.50%	15.15%	to	16.54%
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
2015	09/15/2015	48	$9.12	to	$9.20	$437	(c)	0.25%	to	1.50%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
SMALLCAP World Fund® - Class R-4
2017		1,385	$11.60	to	$19.99	$23,121	—	0.00%	to	1.50%	25.00%	to	26.84%
2016		1,050	$13.84	to	$15.76	$15,154	0.37%	0.00%	to	1.50%	4.14%	to	5.77%
2015		1,064	$13.29	to	$14.90	$14,703	—	0.00%	to	1.50%	1.14%	to	2.62%
2014		872	$13.14	to	$14.52	$11,841	—	0.00%	to	1.50%	0.31%	to	1.82%
2013		902	$13.10	to	$14.26	$12,144	—	0.00%	to	1.50%	27.43%	to	29.40%
T. Rowe Price Institutional Large-Cap Growth Fund
2017		1,590		$15.78		$25,083	0.29%		—			37.82%
2016		1,130		$11.45		$12,935	0.35%		—			2.88%
2015	07/14/2015	358		$11.13		$3,984	(c)		—			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
T. Rowe Price Mid-Cap Value Fund - R Class
2017		34	$29.62	to	$35.49	$1,113	0.49%	0.00%	to	1.30%	10.31%	to	10.67%
2016		41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
2015		37	$23.20	to	$25.82	$910	0.62%	0.00%	to	0.90%	-4.76%	to	-3.91%
2014		41	$24.23	to	$26.87	$1,035	0.41%	0.00%	to	0.95%	9.05%	to	10.03%
2013		40	$21.36	to	$24.42	$928	0.23%	0.00%	to	1.35%	29.49%	to	30.42%
T. Rowe Price Value Fund - Advisor Class
2017		18		$22.91		$418	1.06%		1.00%			17.49%
2016		15		$19.50		$301	1.52%		1.00%			9.61%
2015		14		$17.79		$254	1.37%		1.00%			-2.95%
2014		18		$18.33		$330	0.98%		1.00%			12.04%
2013		17		$16.36		$285	1.17%		1.00%			35.54%
TCW Total Return Bond Fund - Class N
2017		593	$9.97	to	$10.43	$6,006	2.58%	0.00%	to	1.50%	1.52%	to	3.06%
2016		597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
2015	09/11/2015	249	$9.90	to	$10.00	$2,471	(c)	0.00%	to	1.50%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Foreign Fund - Class A
2017		24	$12.79	to	$21.78	$495	1.35%	0.20%	to	1.65%	15.20%	to	16.85%
2016		29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
2015		32	$10.00	to	$16.73	$499	0.76%	0.20%	to	1.65%	-8.63%	to	-7.31%
2014		94	$10.72	to	$18.05	$1,602	2.69%	0.20%	to	1.65%	-12.24%	to	-11.23%
2013		94	$12.19	to	$19.97	$1,820	1.60%	0.35%	to	1.75%	25.07%	to	26.71%
Templeton Global Bond Fund - Advisor Class
2017		2,464	$11.30	to	$11.58	$27,852	3.58%	0.00%	to	0.45%	2.17%	to	2.66%
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%
2015		3,070	$10.42	to	$10.58	$32,007	3.33%	0.00%	to	0.45%	-4.49%	to	-4.08%
2014		3,491	$10.91	to	$11.03	$38,088	6.75%	0.00%	to	0.45%	1.39%	to	1.85%
2013		3,706	$10.76	to	$10.83	$39,880	4.38%	0.00%	to	0.45%	1.89%	to	2.46%
Templeton Global Bond Fund - Class A
2017		5,561	$10.77	to	$37.93	$127,026	3.29%	0.00%	to	1.50%	0.85%	to	2.36%
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
2015		6,518	$10.19	to	$34.89	$144,039	3.04%	0.00%	to	1.50%	-5.71%	to	-4.23%
2014		7,637	$10.79	to	$36.44	$180,054	6.35%	0.00%	to	1.50%	0.09%	to	1.52%
2013		8,567	$10.78	to	$35.87	$200,725	4.05%	0.00%	to	1.50%	0.69%	to	2.24%
Third Avenue Real Estate Value Fund - Institutional Class
2017		6	$12.58	to	$12.83	$78	1.37%	0.70%	to	1.25%	20.73%	to	21.23%
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
2015		2	$9.99	to	$10.05	$19	—	0.80%	to	1.15%	-4.77%	to	-4.38%
2014	08/27/2014	—	$10.49	to	$10.50	$4	(b)	0.95%	to	1.15%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Thornburg International Value Fund - Class R4
2017		—		$15.43		$3	0.75%		1.15%			23.64%
2016		—		$12.48		$3	0.29%		1.15%			-3.85%
2015		4	$12.98	to	$13.41	$51	—	0.60%	to	1.15%	5.10%	to	5.67%
2014		4	$12.35	to	$12.69	$45	—	0.60%	to	1.15%		-6.42%
2013		3	$13.17	to	$13.56	$46	—	0.60%	to	1.35%		13.73%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Touchstone Value Fund - Institutional Class
2017		804		$12.90		$10,377	2.02%		—			14.36%
2016		555		$11.28		$6,257	3.02%		—			13.48%
2015	07/14/2015	160		$9.94		$1,586	(c)		—			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
USAA Precious Metals and Minerals Fund - Adviser Shares
2017		3,528	$3.66	to	$3.98	$13,321	—	0.25%	to	1.50%	7.96%	to	9.37%
2016		4,024	$3.39	to	$3.70	$14,039	5.37%	0.00%	to	1.50%	43.64%	to	46.25%
2015		2,989	$2.36	to	$2.53	$7,214	—	0.00%	to	1.50%	-27.66%	to	-26.45%
2014		2,743	$3.26	to	$3.44	$9,095	1.41%	0.00%	to	1.50%	-9.70%	to	-8.51%
2013		1,843	$3.61	to	$3.76	$6,749	—	0.00%	to	1.50%	-52.19%	to	-51.42%
Diversified Value Portfolio
2017		5	$22.35	to	$25.80	$120	2.67%	0.95%	to	2.00%	10.92%	to	12.13%
2016		4	$20.15	to	$23.01	$103	2.98%	0.95%	to	2.00%	10.71%	to	11.86%
2015		6	$18.20	to	$20.57	$116	2.59%	0.95%	to	2.00%	-4.36%	to	-3.38%
2014		5	$19.03	to	$21.29	$116	1.79%	0.95%	to	2.00%	7.64%	to	8.79%
2013		5	$17.68	to	$19.57	$107	2.06%	0.95%	to	2.00%	26.83%	to	28.16%
Equity Income Portfolio
2017		6	$26.02	to	$29.43	$188	2.40%	1.10%	to	2.00%	15.90%	to	16.97%
2016		8	$22.45	to	$25.16	$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
2015		11	$19.90	to	$22.37	$237	2.47%	1.00%	to	2.00%	-1.14%	to	-0.13%
2014		11	$20.13	to	$22.40	$249	2.43%	1.00%	to	2.00%	9.16%	to	10.29%
2013		12	$18.44	to	$20.31	$245	3.47%	1.00%	to	2.00%	27.52%	to	28.37%
Small Company Growth Portfolio
2017		1	$28.14	to	$32.48	$46	0.45%	0.95%	to	2.00%	21.01%	to	22.29%
2016		1	$23.25	to	$26.56	$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
2015		1	$20.64	to	$23.33	$26	—	0.95%	to	2.00%	-4.67%	to	-3.67%
2014		1	$21.65	to	$24.22	$24	—	0.95%	to	2.00%	1.36%	to	2.41%
2013		1	$21.36	to	$23.65	$23	—	0.95%	to	2.00%	43.64%	to	45.18%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Victory Integrity Small-Cap Value Fund - Class Y
2017		24	$13.41	to	$14.06	$332	0.06%	0.05%	to	1.40%	10.83%	to	11.47%
2016		9	$12.10	to	$12.52	$115	0.36%	0.10%	to	1.40%	22.85%	to	24.21%
2015		5	$9.89	to	$10.08	$45	—	0.10%	to	1.25%	-7.83%	to	-6.75%
2014	08/22/2014	1	$10.75	to	$10.81	$6	(b)	0.10%	to	0.95%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Victory Sycamore Established Value Fund - Class A
2017		266	$11.07	to	$13.31	$3,525	0.68%	0.75%	to	1.20%		14.35%
2016	05/19/2016	144		$11.64		$1,674	(d)		1.20%			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
Victory Sycamore Small Company Opportunity Fund - Class R
2017		2	$26.44	to	$27.40	$53	0.32%	0.60%	to	1.05%		10.12%
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
2015		1	$18.66	to	$19.10	$28	—	0.75%	to	1.15%	-2.05%	to	-1.70%
2014		1	$19.05	to	$19.38	$25	—	0.80%	to	1.15%	4.96%	to	5.33%
2013		1	$18.08	to	$18.40	$20	—	0.80%	to	1.25%	30.92%	to	31.05%
Voya Balanced Portfolio - Class I
2017		7,043	$15.15	to	$60.77	$252,764	2.56%	0.00%	to	1.95%	12.48%	to	14.73%
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
2015		8,705	$12.47	to	$50.06	$259,147	2.01%	0.00%	to	1.95%	-3.72%	to	-1.85%
2014		9,743	$12.82	to	$51.49	$299,629	1.64%	0.00%	to	1.95%	4.09%	to	6.20%
2013		10,790	$12.18	to	$48.94	$317,105	2.18%	0.00%	to	1.95%	14.46%	to	16.71%
Voya Large Cap Value Fund - Class A
2017		8	$15.42	to	$16.00	$131	2.05%	0.45%	to	1.20%	11.98%	to	12.83%
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
2015		7	$12.32	to	$12.58	$88	4.21%	0.45%	to	1.15%		-5.35%
2014		—		$13.27		$7	—		0.50%			9.04%
2013		—		$12.17		$6	(a)		0.50%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Real Estate Fund - Class A
2017		25	$26.28	to	$32.60	$755	2.88%	0.00%	to	1.55%	3.18%	to	4.79%
2016		29	$25.47	to	$31.11	$841	2.82%	0.00%	to	1.55%	1.84%	to	3.42%
2015		49	$25.01	to	$30.08	$1,406	2.51%	0.00%	to	1.55%	1.42%	to	3.01%
2014		73	$24.66	to	$29.20	$2,025	2.34%	0.00%	to	1.55%	28.17%	to	30.12%
2013		89	$19.24	to	$22.44	$1,908	2.18%	0.00%	to	1.55%	0.21%	to	1.77%
Voya Large-Cap Growth Fund - Class A
2017		9		$27.68		$236	0.18%		0.90%			0.00%
2016		7	$20.93	to	$21.34	$158	0.13%	1.00%	to	1.15%	2.30%	to	2.45%
2015		6	$20.46	to	$20.83	$124	—	1.00%	to	1.15%	4.60%	to	4.78%
2014		5	$19.56	to	$19.88	$100	—	1.00%	to	1.15%		11.58%
2013		6		$17.53		$107	—		1.15%			26.94%
Voya Floating Rate Fund - Class A
2017		75	$10.12	to	$10.61	$775	3.55%	0.75%	to	1.20%	1.24%	to	1.34%
2016	06/01/2016	14		$10.47		$149	(d)		1.20%			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
Voya GNMA Income Fund - Class A
2017		228	$9.93	to	$18.36	$2,981	2.47%	0.25%	to	1.55%	-0.08%	to	1.27%
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
2015		240	$10.94	to	$17.88	$3,252	3.03%	0.00%	to	1.55%	0.00%	to	1.59%
2014		257	$10.94	to	$17.64	$3,484	3.42%	0.00%	to	1.55%	3.27%	to	4.95%
2013		294	$10.58	to	$16.86	$3,821	3.38%	0.00%	to	1.55%	-3.32%	to	-1.84%
Voya Intermediate Bond Fund - Class A
2017		50	$14.10	to	$17.49	$815	2.92%	0.00%	to	1.55%	2.92%	to	4.48%
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
2015		93	$13.41	to	$16.13	$1,395	2.27%	0.00%	to	1.55%	-1.25%	to	0.31%
2014		118	$13.58	to	$16.08	$1,774	2.70%	0.00%	to	1.55%	4.86%	to	6.49%
2013		141	$12.95	to	$15.10	$2,006	2.89%	0.00%	to	1.55%	-2.26%	to	-0.72%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Portfolio - Class I
2017		16,272	$14.03	to	$115.08	$455,985	3.34%	0.00%	to	1.95%	2.98%	to	5.04%
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
2015		18,559	$13.31	to	$107.22	$477,808	4.03%	0.00%	to	1.95%	-1.33%	to	0.63%
2014		13,747	$13.45	to	$107.70	$351,128	3.27%	0.00%	to	1.95%	4.57%	to	6.63%
2013		14,430	$12.72	to	$102.02	$348,194	3.16%	0.00%	to	1.95%	-2.05%	to	0.14%
Voya Intermediate Bond Portfolio - Class S
2017		170		$15.46		$2,627	3.16%		0.35%			4.39%
2016		178		$14.81		$2,631	2.19%		0.35%			3.86%
2015		187		$14.26		$2,668	4.66%		0.35%			-0.14%
2014		69		$14.28		$981	3.04%		0.35%			6.17%
2013		74		$13.45		$993	2.92%		0.35%			-0.74%
Voya Global Perspectives® Portfolio - Class I
2017		204	$10.93	to	$12.03	$2,388	1.65%	0.25%	to	1.50%	13.20%	to	14.68%
2016		509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%
2015		236	$9.64	to	$9.84	$2,295	2.92%	0.25%	to	1.50%	-4.84%	to	-3.62%
2014	05/12/2014	91	$10.13	to	$10.21	$922	(b)	0.25%	to	1.50%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
Voya High Yield Portfolio - Adviser Class
2017		3		$13.81		$39	6.55%		0.35%			5.42%
2016		3		$13.10		$39	7.07%		0.35%			13.81%
2015		3		$11.51		$34	5.13%		0.35%			-2.70%
2014		4		$11.83		$44	6.67%		0.35%			0.51%
2013		4		$11.77		$46	6.19%		0.35%			4.81%
Voya High Yield Portfolio - Institutional Class
2017		2,630	$13.17	to	$20.29	$39,407	7.22%	0.00%	to	1.20%	5.29%	to	6.56%
2016		2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
2015		2,230	$10.85	to	$16.85	$27,564	6.30%	0.00%	to	1.20%	-3.03%	to	-1.87%
2014		2,381	$11.11	to	$17.32	$31,277	6.41%	0.00%	to	1.20%	0.23%	to	1.45%
2013		2,397	$11.00	to	$17.24	$31,115	6.14%	0.00%	to	1.20%	4.64%	to	5.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Service Class
2017		1,042	$18.37	to	$23.09	$21,758	6.92%	0.00%	to	1.50%	4.63%	to	6.18%
2016		1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
2015		1,120	$15.36	to	$19.45	$19,604	6.16%	0.00%	to	1.50%	-3.48%	to	-2.03%
2014		1,361	$15.82	to	$19.86	$24,624	6.21%	0.00%	to	1.50%	-0.35%	to	1.21%
2013		1,517	$15.78	to	$19.70	$27,339	5.94%	0.00%	to	1.50%	4.07%	to	5.63%
Voya Large Cap Growth Portfolio - Adviser Class
2017		6		$24.67		$143	0.07%		0.35%			28.56%
2016		6		$19.19		$121	—		0.35%			2.95%
2015		9		$18.64		$163	—		0.35%			5.37%
2014		12		$17.69		$210	—		0.35%			12.60%
2013		12		$15.71		$187	0.58%		0.35%			29.83%
Voya Large Cap Growth Portfolio - Institutional Class
2017		21,642	$23.65	to	$33.45	$535,736	0.64%	0.00%	to	1.50%	27.82%	to	29.71%
2016		22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%
2015		23,787	$18.07	to	$25.28	$443,531	0.57%	0.00%	to	1.50%	4.78%	to	6.38%
2014		24,580	$17.24	to	$23.99	$434,528	0.38%	0.00%	to	1.50%	11.88%	to	13.62%
2013		16,193	$15.41	to	$21.32	$254,592	0.54%	0.00%	to	1.50%	29.01%	to	31.09%
Voya Large Cap Growth Portfolio - Service Class
2017		422	$15.94	to	$38.84	$11,802	0.40%	0.00%	to	1.50%	27.53%	to	29.42%
2016		321	$12.36	to	$30.01	$6,892	0.28%	0.00%	to	1.50%	2.16%	to	3.70%
2015		290	$11.96	to	$28.94	$5,927	0.35%	0.00%	to	1.50%	4.52%	to	6.12%
2014		286	$11.31	to	$27.27	$5,413	0.24%	0.00%	to	1.35%	11.79%	to	13.35%
2013		110	$15.63	to	$24.06	$1,972	0.52%	0.00%	to	1.40%	28.82%	to	30.64%
Voya Large Cap Value Portfolio - Adviser Class
2017		1		$13.84		$21	1.85%		0.35%			12.43%
2016		2		$12.31		$21	1.80%		0.35%			12.83%
2015		2		$10.91		$21	—		0.35%			-5.38%
2014		2		$11.53		$24	—		0.35%			8.98%
2013	09/06/2013	3		$10.58		$29	(a)		0.35%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Portfolio - Institutional Class
2017		20,269	$14.76	to	$19.15	$335,852	2.43%	0.00%	to	1.95%	11.31%	to	13.52%
2016		22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
2015		24,918	$11.87	to	$14.81	$325,457	1.84%	0.00%	to	1.95%	-6.39%	to	-4.45%
2014		27,820	$12.68	to	$15.50	$384,229	2.12%	0.00%	to	1.95%	7.95%	to	10.09%
2013		27,029	$11.74	to	$14.08	$342,341	2.16%	0.00%	to	1.95%	28.31%	to	30.92%
Voya Large Cap Value Portfolio - Service Class
2017		107	$14.26	to	$17.09	$1,692	2.17%	0.10%	to	1.40%	11.67%	to	13.08%
2016		118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
2015		132	$11.44	to	$13.48	$1,658	1.74%	0.10%	to	1.55%	-6.12%	to	-4.77%
2014		126	$12.15	to	$14.19	$1,681	1.97%	0.10%	to	1.55%	7.99%	to	9.40%
2013		100	$11.22	to	$13.29	$1,259	1.73%	0.10%	to	1.55%	28.68%	to	30.07%
Voya Limited Maturity Bond Portfolio - Adviser Class
2017		1		$10.15		$11	1.36%		0.35%			0.59%
2016		1		$10.09		$10	0.48%		0.35%			0.50%
2015		4		$10.04		$37	—		0.35%			-0.20%
2014		2		$10.06		$19	—		0.35%			—
2013		2		$10.06		$18	(a)		0.35%			(a)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2017		639	$17.90	to	$22.82	$13,106	1.04%	0.00%	to	1.95%	19.35%	to	21.73%
2016		768	$14.83	to	$18.76	$13,095	2.15%	0.00%	to	1.95%	6.69%	to	8.82%
2015		897	$13.76	to	$17.41	$14,188	0.97%	0.00%	to	1.95%	-2.29%	to	-0.34%
2014		1,061	$13.93	to	$17.64	$17,240	0.99%	0.00%	to	1.95%	13.13%	to	15.65%
2013		1,721	$12.19	to	$15.44	$24,438	0.97%	0.00%	to	1.95%	28.10%	to	30.74%
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2017		22	$18.64	to	$21.07	$434	0.82%	0.45%	to	1.50%	19.56%	to	20.81%
2016		24	$15.59	to	$17.44	$387	1.92%	0.45%	to	1.50%	6.93%	to	7.83%
2015		26	$14.58	to	$15.68	$391	0.78%	0.75%	to	1.50%	-2.02%	to	-1.26%
2014		25	$14.88	to	$15.88	$382	1.11%	0.75%	to	1.50%	13.24%	to	14.08%
2013		25	$13.14	to	$13.92	$338	0.65%	0.75%	to	1.50%	28.32%	to	29.19%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Stock Index Portfolio - Institutional Class
2017		1,271	$20.95	to	$30.98	$29,429	1.95%	0.00%	to	1.40%	19.76%	to	21.49%
2016		1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
2015		842	$15.59	to	$22.84	$15,178	1.74%	0.00%	to	1.40%	-0.26%	to	1.11%
2014		1,006	$15.49	to	$22.59	$19,708	2.04%	0.00%	to	1.40%	11.78%	to	13.35%
2013		802	$13.72	to	$19.93	$14,396	2.25%	0.00%	to	1.40%	30.43%	to	32.34%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2017		3		$10.53		$32	0.90%		0.35%			1.84%
2016		5		$10.34		$48	—		0.35%			2.89%
2015		4		$10.05		$38	—		0.35%			-3.18%
2014		4		$10.38		$43	1.85%		0.35%			1.76%
2013		6		$10.20		$65	—		0.35%			-9.41%
VY® Clarion Global Real Estate Portfolio - Adviser Class
2017		—		$13.83		$6	5.75%		0.35%			9.85%
2016		3		$12.59		$38	0.67%		0.35%			-0.16%
2015		1		$12.61		$7	—		0.35%			-2.32%
2014		1		$12.91		$7	—		0.35%			12.95%
2013		1		$11.43		$6	—		0.35%			2.97%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2017		5,377	$14.21	to	$16.36	$81,417	3.72%	0.00%	to	1.50%	9.13%	to	10.77%
2016		6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
2015		6,417	$13.11	to	$14.64	$88,362	3.31%	0.00%	to	1.50%	-2.89%	to	-1.41%
2014		6,586	$13.50	to	$14.85	$92,705	1.37%	0.00%	to	1.50%	12.41%	to	14.06%
2013		6,640	$12.01	to	$13.02	$82,599	6.06%	0.00%	to	1.50%	2.39%	to	3.99%
VY® Clarion Real Estate Portfolio - Adviser Class
2017		3		$16.24		$42	2.55%		0.35%			4.44%
2016		6		$15.55		$90	1.52%		0.35%			3.53%
2015		3		$15.02		$39	2.17%		0.35%			2.25%
2014		4		$14.69		$53	2.20%		0.35%			28.97%
2013		3		$11.39		$38	—		0.35%			1.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Institutional Class
2017		96	$16.90	to	$19.03	$1,820	2.32%	0.95%	to	1.95%	3.43%	to	4.50%
2016		117	$16.34	to	$18.21	$2,120	1.85%	0.95%	to	1.95%	2.45%	to	3.47%
2015		129	$15.95	to	$17.60	$2,262	1.54%	0.95%	to	1.95%	1.14%	to	2.21%
2014		140	$15.77	to	$17.22	$2,409	1.61%	0.95%	to	1.95%	27.80%	to	29.09%
2013		145	$12.34	to	$13.34	$1,928	1.65%	0.95%	to	1.95%	0.24%	to	1.29%
VY® Clarion Real Estate Portfolio - Service Class
2017		2,860	$16.22	to	$20.65	$53,192	2.07%	0.00%	to	1.50%	3.59%	to	5.20%
2016		3,437	$15.57	to	$19.63	$61,308	1.58%	0.00%	to	1.50%	2.70%	to	4.25%
2015		3,616	$15.07	to	$18.83	$62,453	1.32%	0.00%	to	1.50%	1.43%	to	2.95%
2014		3,889	$14.77	to	$18.29	$65,786	1.31%	0.00%	to	1.50%	27.97%	to	29.81%
2013		3,817	$11.47	to	$14.09	$50,213	1.43%	0.00%	to	1.50%	0.48%	to	2.13%
VY® Invesco Growth and Income Portfolio - Institutional Class
2017		1,642	$20.04	to	$20.53	$32,904	2.26%	0.00%	to	0.45%	13.61%	to	14.12%
2016		1,500	$17.64	to	$17.99	$26,466	2.34%	0.00%	to	0.45%	19.67%	to	20.25%
2015		1,486	$14.74	to	$14.96	$21,900	3.52%	0.00%	to	0.45%	-3.09%	to	-2.67%
2014		1,485	$15.21	to	$15.37	$22,583	1.17%	0.00%	to	0.45%	9.90%	to	10.34%
2013		886	$13.84	to	$13.93	$12,257	1.54%	0.00%	to	0.45%	33.59%	to	34.20%
VY® Invesco Growth and Income Portfolio - Service Class
2017		1,363	$18.57	to	$27.44	$33,274	2.05%	0.00%	to	1.50%	12.17%	to	13.91%
2016		1,315	$16.45	to	$24.09	$28,398	2.12%	0.00%	to	1.50%	18.18%	to	19.91%
2015		1,411	$13.84	to	$20.09	$25,661	3.25%	0.00%	to	1.50%	-4.41%	to	-2.90%
2014		1,427	$14.39	to	$20.69	$27,024	1.15%	0.00%	to	1.50%	8.48%	to	10.11%
2013		1,496	$13.18	to	$18.79	$25,945	1.37%	0.00%	to	1.50%	31.89%	to	33.98%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2017		8		$23.83		$202	0.32%		0.35%			41.93%
2016		16		$16.79		$266	0.93%		0.35%			12.23%
2015		15		$14.96		$223	0.74%		0.35%			-16.33%
2014		18		$17.88		$321	0.68%		0.35%			0.17%
2013		15		$17.85		$265	0.70%		0.35%			-6.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2017		655	$24.53	to	$24.55	$16,078	0.51%	0.95%	to	1.20%	41.63%	to	41.74%
2016		1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%
2015		1,101	$15.48	to	$15.65	$17,138	1.54%	0.85%	to	1.20%	-16.55%	to	-16.31%
2014		1,208	$18.55	to	$18.70	$22,492	1.22%	0.95%	to	1.20%	-0.11%	to	0.16%
2013		1,302	$18.57	to	$18.67	$24,242	1.13%	0.95%	to	1.20%	-6.54%	to	-6.37%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2017		1,026	$11.76	to	$32.20	$28,556	0.46%	0.00%	to	1.55%	40.83%	to	43.05%
2016		898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
2015		883	$7.41	to	$19.94	$15,507	1.24%	0.00%	to	1.55%	-17.04%	to	-15.78%
2014		953	$8.88	to	$23.68	$20,091	0.94%	0.00%	to	1.55%	-0.58%	to	0.97%
2013		973	$8.88	to	$23.46	$20,444	0.87%	0.00%	to	1.50%	-7.12%	to	-5.78%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2017		2		$21.06		$46	0.19%		0.35%			14.82%
2016		2		$18.35		$28	0.16%		0.35%			20.72%
2015		3		$15.20		$41	—		0.35%			-4.34%
2014		1		$15.89		$24	—		0.35%			7.51%
2013		1		$14.78		$22	—		0.35%			38.13%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2017		2,118	$21.37	to	$21.89	$45,257	0.69%	0.00%	to	0.45%	15.33%	to	15.88%
2016		2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
2015		1,960	$15.26	to	$15.50	$29,923	0.48%	0.00%	to	0.45%	-3.90%	to	-3.43%
2014		1,682	$15.88	to	$16.05	$26,704	0.56%	0.00%	to	0.45%	8.10%	to	8.59%
2013		1,325	$14.69	to	$14.78	$19,469	0.95%	0.00%	to	0.45%	38.72%	to	39.43%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2017		1,095	$23.32	to	$35.23	$33,973	0.46%	0.00%	to	1.65%	13.66%	to	15.58%
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
2015		1,002	$16.90	to	$25.07	$22,617	0.21%	0.00%	to	1.65%	-5.27%	to	-3.69%
2014		931	$17.70	to	$26.03	$22,043	0.36%	0.00%	to	1.65%	6.60%	to	8.37%
2013		816	$16.48	to	$24.02	$17,992	0.83%	0.00%	to	1.65%	36.86%	to	39.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2017		2		$19.03		$39	1.34%		0.35%			25.03%
2016		3		$15.22		$52	1.25%		0.35%			4.60%
2015		2		$14.55		$33	3.17%		0.35%			5.51%
2014		2		$13.79		$30	2.99%		0.35%			3.53%
2013		3		$13.32		$37	2.94%		0.35%			18.61%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2017		25		$19.00		$479	0.97%		0.35%			14.32%
2016		27		$16.62		$450	1.15%		0.35%			7.30%
2015		28		$15.49		$429	0.96%		0.35%			4.45%
2014		27		$14.83		$403	1.07%		0.35%			11.42%
2013		26		$13.31		$346	1.11%		0.35%			21.33%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2017		17,165	$18.43	to	$18.88	$316,392	1.54%	0.00%	to	0.45%	14.83%	to	15.40%
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
2015		14,896	$14.88	to	$15.11	$221,682	1.62%	0.00%	to	0.45%	5.01%	to	5.52%
2014		13,509	$14.17	to	$14.32	$191,423	1.63%	0.00%	to	0.45%	11.93%	to	12.40%
2013		12,616	$12.66	to	$12.74	$159,719	1.46%	0.00%	to	0.45%	21.97%	to	22.50%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2017		31,475	$10.88	to	$30.70	$827,633	1.25%	0.00%	to	1.50%	13.40%	to	15.11%
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
2015		28,031	$17.30	to	$24.69	$625,604	1.33%	0.00%	to	1.65%	3.62%	to	5.24%
2014		26,384	$16.59	to	$23.46	$564,335	1.35%	0.00%	to	1.55%	10.39%	to	12.16%
2013		25,445	$14.93	to	$20.92	$489,494	1.16%	0.00%	to	1.55%	20.31%	to	22.22%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2017		51		$22.20		$1,125	1.68%		0.35%			15.50%
2016		67		$19.22		$1,281	1.87%		0.35%			17.91%
2015		77		$16.30		$1,257	1.72%		0.35%			-7.60%
2014		87		$17.64		$1,535	1.62%		0.35%			6.78%
2013		109		$16.52		$1,793	1.34%		0.35%			28.86%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Service Class
2017		3,794	$17.23	to	$36.78	$106,982	2.03%	0.00%	to	1.65%	14.34%	to	16.25%
2016		4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
2015		4,373	$12.71	to	$26.64	$93,280	1.97%	0.00%	to	1.65%	-8.45%	to	-6.88%
2014		5,230	$13.77	to	$28.61	$121,652	1.87%	0.00%	to	1.65%	5.70%	to	7.46%
2013		5,436	$12.93	to	$26.63	$122,461	1.61%	0.00%	to	1.65%	27.59%	to	30.09%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2017		8		$12.69		$98	0.84%		0.35%			27.03%
2016		9		$9.99		$89	1.10%		0.35%			1.22%
2015		9		$9.87		$91	0.96%		0.35%			-1.69%
2014		12		$10.04		$117	0.84%		0.35%			-1.76%
2013		12		$10.22		$120	0.90%		0.35%			13.56%
VY® T. Rowe Price International Stock Portfolio - Service Class
2017		452	$10.85	to	$22.51	$8,970	1.16%	0.00%	to	1.50%	25.91%	to	27.90%
2016		445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
2015		476	$8.48	to	$17.28	$7,397	0.97%	0.00%	to	1.50%	-2.39%	to	-0.92%
2014		484	$8.63	to	$17.44	$7,682	1.18%	0.00%	to	1.50%	-2.58%	to	-1.08%
2013		487	$8.81	to	$17.64	$7,898	1.06%	0.00%	to	1.50%	12.58%	to	14.39%
VY® Templeton Global Growth Portfolio - Institutional Class
2017		30	$10.94	to	$24.82	$704	1.98%	0.60%	to	1.40%	16.85%	to	17.74%
2016		36	$9.40	to	$21.31	$713	3.95%	0.50%	to	1.40%	9.81%	to	10.64%
2015		41	$8.56	to	$19.17	$732	2.99%	0.55%	to	1.45%	-8.63%	to	-7.79%
2014		41	$9.36	to	$20.79	$806	1.36%	0.55%	to	1.45%	-3.95%	to	-3.12%
2013		39	$20.02	to	$21.46	$813	1.57%	0.55%	to	1.45%	29.08%	to	30.21%
VY® Templeton Global Growth Portfolio - Service Class
2017		369	$14.56	to	$16.88	$5,690	1.67%	0.25%	to	1.50%	16.47%	to	17.96%
2016		370	$12.51	to	$14.31	$4,876	3.45%	0.00%	to	1.50%	9.26%	to	10.90%
2015		430	$11.38	to	$12.94	$5,153	2.74%	0.00%	to	1.50%	-8.95%	to	-7.55%
2014		503	$11.66	to	$14.03	$6,583	1.31%	0.00%	to	1.50%	-4.27%	to	-2.76%
2013		511	$12.10	to	$14.47	$6,959	1.65%	0.00%	to	1.50%	28.73%	to	30.65%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Government Money Market Portfolio - Class I
2017		15,640	$9.43	to	$56.05	$219,152	0.58%	0.00%	to	1.70%	-0.92%	to	0.62%
2016		16,116	$9.41	to	$55.98	$228,794	0.08%	0.00%	to	1.80%	-1.67%	to	0.21%
2015		15,697	$9.57	to	$56.19	$226,716	—	0.00%	to	1.80%	-1.75%	to	0.09%
2014		16,143	$9.74	to	$56.50	$236,364	—	0.00%	to	1.80%	-1.51%	to	0.10%
2013		18,772	$9.87	to	$56.80	$281,491	—	0.00%	to	1.85%		-1.79%
Voya Global Real Estate Fund - Class A
2017		2	$22.55	to	$23.54	$54	2.79%	0.35%	to	0.85%	9.20%	to	9.74%
2016		8	$19.87	to	$21.45	$162	3.70%	0.35%	to	1.35%	-1.24%	to	-0.23%
2015		8	$20.12	to	$21.50	$165	1.90%	0.35%	to	1.35%	-3.22%	to	-2.27%
2014		7	$20.79	to	$22.00	$151	2.10%	0.35%	to	1.35%	12.18%	to	13.01%
2013		7	$18.51	to	$19.30	$135	2.64%	0.50%	to	1.40%	2.21%	to	3.10%
Voya Multi-Manager International Small Cap Fund - Class A
2017		14	$26.59	to	$30.78	$388	0.99%	0.00%	to	1.05%	33.53%	to	34.94%
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
2015		15	$19.80	to	$22.98	$318	0.62%	0.00%	to	1.25%	6.62%	to	7.99%
2014		16	$18.57	to	$21.28	$328	0.48%	0.00%	to	1.25%	-7.06%	to	-6.13%
2013		23	$20.33	to	$22.67	$500	1.53%	0.00%	to	1.10%	27.14%	to	28.51%
Voya Multi-Manager International Small Cap Fund - Class I
2017		113	$13.50	to	$13.78	$1,543	2.44%	0.25%	to	1.50%	33.86%	to	35.10%
2016	06/06/2016	3	$10.13	to	$10.20	$28	(d)	0.30%	to	1.25%		(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
Voya Global Bond Portfolio - Adviser Class
2017		17		$15.45		$267	2.28%		0.35%			8.73%
2016		20		$14.21		$285	1.55%		0.35%			5.42%
2015		20		$13.48		$269	—		0.35%			-5.14%
2014		19		$14.21		$272	0.34%		0.35%			-0.42%
2013		23		$14.27		$323	1.69%		0.35%			-4.87%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Initial Class
2017		5,031	$13.32	to	$17.30	$76,778	2.56%	0.00%	to	1.95%	7.61%	to	9.69%
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
2015		5,898	$11.64	to	$14.84	$78,391	—	0.00%	to	1.95%	-6.18%	to	-4.31%
2014		6,870	$12.27	to	$15.51	$96,508	0.83%	0.00%	to	1.95%	-1.54%	to	1.34%
2013		8,054	$12.33	to	$15.45	$113,498	2.06%	0.00%	to	1.95%	-6.10%	to	-2.83%
Voya Global Bond Portfolio - Service Class
2017		41	$12.68	to	$14.56	$559	2.19%	0.00%	to	1.50%	7.67%	to	9.31%
2016		55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
2015		70	$11.08	to	$12.56	$840	—	0.00%	to	1.50%	-6.00%	to	-4.56%
2014		74	$11.82	to	$13.16	$932	0.53%	0.00%	to	1.50%	-1.29%	to	0.23%
2013		76	$11.97	to	$13.18	$955	1.68%	0.00%	to	1.50%	-5.72%	to	-4.30%
Voya Index Solution 2025 Portfolio - Initial Class
2017		510	$17.24	to	$23.24	$10,973	1.86%	0.05%	to	1.40%	13.23%	to	14.53%
2016		426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
2015		335	$14.37	to	$18.92	$5,964	2.39%	0.10%	to	1.40%	-2.65%	to	-1.36%
2014		143	$14.73	to	$19.18	$2,587	1.78%	0.10%	to	1.40%	4.51%	to	5.63%
2013		73	$14.08	to	$17.87	$1,238	1.63%	0.30%	to	1.40%	15.72%	to	16.27%
Voya Index Solution 2025 Portfolio - Service Class
2017		203	$16.86	to	$21.77	$4,318	1.55%	0.00%	to	1.25%	13.15%	to	14.64%
2016		130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%
2015		125	$15.15	to	$18.01	$2,199	2.08%	0.00%	to	1.10%	-2.55%	to	-1.50%
2014		134	$15.38	to	$18.41	$2,410	1.42%	0.00%	to	1.20%	4.42%	to	5.63%
2013		64	$14.56	to	$17.47	$1,101	1.68%	0.00%	to	1.20%	16.16%	to	17.04%
Voya Index Solution 2025 Portfolio - Service 2 Class
2017		239	$16.86	to	$19.06	$4,336	1.34%	0.00%	to	1.55%	12.63%	to	14.41%
2016		271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
2015		246	$14.25	to	$15.61	$3,706	1.37%	0.00%	to	1.55%	-3.13%	to	-1.64%
2014		282	$14.71	to	$15.87	$4,350	1.72%	0.00%	to	1.55%	3.88%	to	5.52%
2013		257	$14.16	to	$15.04	$3,767	1.58%	0.00%	to	1.55%	15.12%	to	16.86%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Initial Class
2017		529	$20.45	to	$26.03	$12,725	1.76%	0.05%	to	1.40%	17.01%	to	18.28%
2016		458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
2015		374	$15.21	to	$20.44	$7,118	2.31%	0.00%	to	1.40%	-2.83%	to	-1.45%
2014		120	$16.32	to	$20.74	$2,313	1.55%	0.00%	to	1.40%	4.68%	to	6.14%
2013		72	$15.42	to	$19.54	$1,305	1.19%	0.00%	to	1.40%	20.64%	to	21.17%
Voya Index Solution 2035 Portfolio - Service Class
2017		246	$18.63	to	$24.40	$5,806	1.56%	0.00%	to	1.25%	16.95%	to	18.36%
2016		188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
2015		181	$16.07	to	$19.37	$3,385	1.87%	0.00%	to	1.10%	-2.73%	to	-1.59%
2014		88	$16.33	to	$19.82	$1,641	1.12%	0.00%	to	1.20%	4.66%	to	5.90%
2013		30	$15.42	to	$18.77	$504	1.19%	0.00%	to	1.20%	20.99%	to	21.99%
Voya Index Solution 2035 Portfolio - Service 2 Class
2017		118	$18.66	to	$21.09	$2,373	1.20%	0.00%	to	1.55%	16.33%	to	18.15%
2016		154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
2015		146	$15.14	to	$16.59	$2,330	1.24%	0.00%	to	1.55%	-3.26%	to	-1.78%
2014		183	$15.65	to	$16.89	$3,006	1.54%	0.00%	to	1.55%	4.13%	to	5.83%
2013		165	$15.03	to	$15.96	$2,576	1.23%	0.00%	to	1.55%	19.86%	to	21.74%
Voya Index Solution 2045 Portfolio - Initial Class
2017		544	$19.92	to	$27.90	$14,017	1.57%	0.00%	to	1.40%	18.79%	to	20.47%
2016		448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
2015		328	$16.05	to	$21.39	$6,581	1.92%	0.00%	to	1.40%	-2.99%	to	-1.61%
2014		86	$16.83	to	$21.74	$1,768	0.93%	0.00%	to	1.40%	4.83%	to	6.36%
2013		20	$15.87	to	$20.44	$380	1.40%	0.00%	to	1.40%	22.64%	to	23.12%
Voya Index Solution 2045 Portfolio - Service Class
2017		124	$19.57	to	$25.96	$3,154	1.43%	0.00%	to	1.25%	18.75%	to	20.21%
2016		83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
2015		63	$15.45	to	$20.25	$1,240	1.38%	0.00%	to	1.25%	-3.07%	to	-1.84%
2014		40	$15.94	to	$20.77	$785	1.57%	0.00%	to	1.25%	4.76%	to	6.03%
2013		20	$15.93	to	$19.65	$365	1.00%	0.00%	to	1.20%	23.10%	to	24.07%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2045 Portfolio - Service 2 Class
2017		131	$19.58	to	$22.13	$2,783	1.05%	0.00%	to	1.55%	18.09%	to	19.95%
2016		150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%
2015		122	$15.61	to	$17.10	$2,021	0.94%	0.00%	to	1.55%	-3.46%	to	-2.01%
2014		132	$16.17	to	$17.45	$2,238	1.18%	0.00%	to	1.55%	4.32%	to	5.95%
2013		114	$15.50	to	$16.47	$1,821	1.02%	0.00%	to	1.55%	21.95%	to	23.83%
Voya Index Solution 2055 Portfolio - Initial Class
2017		197	$19.85	to	$21.93	$4,069	1.35%	0.05%	to	1.40%	19.29%	to	20.85%
2016		134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
2015		91	$15.61	to	$16.80	$1,459	1.27%	0.10%	to	1.40%	-2.98%	to	-1.75%
2014		26	$16.09	to	$17.10	$424	1.04%	0.10%	to	1.40%	5.09%	to	6.49%
2013		10	$15.31	to	$16.02	$153	1.16%	0.15%	to	1.40%	22.72%	to	23.10%
Voya Index Solution 2055 Portfolio - Service Class
2017		101	$19.32	to	$21.67	$2,038	1.14%	0.00%	to	1.50%	18.88%	to	20.59%
2016		60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
2015		46	$15.30	to	$16.65	$734	1.19%	0.00%	to	1.50%	-3.41%	to	-1.94%
2014		27	$15.84	to	$16.98	$446	1.73%	0.00%	to	1.50%	4.76%	to	6.32%
2013		16	$15.12	to	$15.97	$246	0.45%	0.00%	to	1.50%	22.59%	to	24.18%
Voya Index Solution 2055 Portfolio - Service 2 Class
2017		62	$19.04	to	$21.44	$1,296	1.13%	0.00%	to	1.55%	18.63%	to	20.52%
2016		48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
2015		33	$15.13	to	$16.52	$532	0.67%	0.00%	to	1.55%	-3.41%	to	-2.02%
2014		22	$15.84	to	$16.86	$368	1.03%	0.00%	to	1.35%	4.75%	to	6.10%
2013		14	$15.01	to	$15.89	$217	0.65%	0.00%	to	1.55%	22.03%	to	23.95%
Voya Index Solution Income Portfolio - Initial Class
2017		270	$14.11	to	$18.16	$4,533	2.11%	0.05%	to	1.40%	7.86%	to	9.06%
2016		237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
2015		213	$12.57	to	$15.81	$3,153	1.16%	0.10%	to	1.40%	-2.26%	to	-1.00%
2014		31	$13.41	to	$15.97	$468	4.18%	0.10%	to	1.25%	4.91%	to	5.92%
2013	10/09/2013	1	$12.66	to	$14.45	$10	(a)	0.30%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution Income Portfolio - Service Class
2017		60	$15.20	to	$17.01	$990	1.82%	0.00%	to	1.10%	7.81%	to	9.04%
2016		59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
2015		90	$13.28	to	$15.06	$1,296	0.33%	0.00%	to	1.10%	-2.20%	to	-1.12%
2014		72	$13.43	to	$15.33	$1,094	2.28%	0.00%	to	1.05%	5.04%	to	5.91%
2013		58	$12.68	to	$14.49	$833	3.56%	0.00%	to	0.80%	6.94%	to	7.73%
Voya Index Solution Income Portfolio - Service 2 Class
2017		86	$13.66	to	$15.44	$1,245	1.70%	0.00%	to	1.55%	7.22%	to	8.89%
2016		85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
2015		100	$12.34	to	$13.53	$1,292	0.51%	0.00%	to	1.55%	-2.83%	to	-1.24%
2014		22	$12.70	to	$13.70	$288	2.19%	0.00%	to	1.55%	4.18%	to	5.79%
2013		21	$12.19	to	$12.95	$259	2.89%	0.00%	to	1.55%	6.00%	to	7.08%
Voya Solution 2025 Portfolio - Adviser Class
2017		29	$17.54	to	$17.89	$501	1.70%	0.35%	to	0.70%	14.24%	to	14.64%
2016		29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
2015		30	$14.55	to	$14.94	$440	3.00%	0.35%	to	0.70%	-0.99%	to	-0.61%
2014		34	$14.64	to	$15.09	$492	1.80%	0.35%	to	0.70%		4.87%
2013		36		$13.96		$508	1.93%		0.35%			15.66%
Voya Solution 2025 Portfolio - Initial Class
2017		725	$11.00	to	$15.72	$8,717	2.90%	0.00%	to	1.20%	14.18%	to	15.59%
2016		211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
2015		206	$10.22	to	$12.81	$2,461	4.21%	0.00%	to	1.20%	-0.97%	to	0.16%
2014		120	$10.32	to	$12.79	$1,478	4.94%	0.00%	to	1.20%	5.33%	to	5.79%
2013		66	$12.01	to	$12.09	$788	2.60%	0.00%	to	0.45%	16.04%	to	16.59%
Voya Solution 2025 Portfolio - Service Class
2017		8,100	$14.02	to	$20.20	$145,817	1.88%	0.00%	to	1.50%	13.61%	to	15.31%
2016		8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
2015		8,790	$11.69	to	$16.55	$131,712	3.25%	0.00%	to	1.50%	-1.54%	to	-0.06%
2014		9,368	$11.80	to	$16.56	$142,609	2.03%	0.00%	to	1.50%	3.99%	to	5.61%
2013		9,043	$11.28	to	$15.69	$131,426	2.28%	0.00%	to	1.50%	14.56%	to	16.39%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service 2 Class
2017		471	$17.14	to	$19.07	$8,664	1.83%	0.20%	to	1.55%	13.28%	to	14.88%
2016		689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%
2015		850	$14.53	to	$15.92	$13,036	2.94%	0.00%	to	1.55%	-1.76%	to	-0.25%
2014		982	$14.79	to	$15.96	$15,200	1.82%	0.00%	to	1.55%	3.79%	to	5.42%
2013		1,019	$14.25	to	$15.14	$15,044	2.10%	0.00%	to	1.55%	14.27%	to	16.10%
Voya Solution 2035 Portfolio - Adviser Class
2017		24		$18.83		$460	1.33%		0.35%			18.80%
2016		24		$15.85		$386	2.44%		0.35%			5.67%
2015		12		$15.00		$175	2.79%		0.35%			-1.12%
2014		12		$15.17		$183	1.51%		0.35%			4.98%
2013		15		$14.45		$215	1.25%		0.35%			19.72%
Voya Solution 2035 Portfolio - Initial Class
2017		517	$11.27	to	$16.97	$6,878	2.29%	0.00%	to	1.20%	18.48%	to	19.84%
2016		246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
2015		303	$10.24	to	$13.30	$3,633	3.54%	0.00%	to	1.20%	-1.44%	to	-0.30%
2014		217	$10.39	to	$13.34	$2,695	2.23%	0.00%	to	1.20%	5.43%	to	5.96%
2013		142	$12.52	to	$12.59	$1,783	2.08%	0.00%	to	0.45%	20.15%	to	20.71%
Voya Solution 2035 Portfolio - Service Class
2017		8,035	$14.65	to	$21.90	$156,617	1.53%	0.00%	to	1.50%	17.67%	to	19.47%
2016		8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%
2015		8,227	$11.75	to	$17.26	$128,935	3.31%	0.00%	to	1.50%	-1.93%	to	-0.46%
2014		8,558	$11.92	to	$17.35	$136,761	2.01%	0.00%	to	1.50%	4.09%	to	5.73%
2013		8,079	$11.38	to	$16.41	$123,072	1.90%	0.00%	to	1.50%	18.60%	to	20.66%
Voya Solution 2035 Portfolio - Service 2 Class
2017		618	$18.83	to	$21.11	$12,339	1.49%	0.00%	to	1.45%	17.61%	to	19.27%
2016		785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
2015		782	$15.22	to	$16.68	$12,529	2.92%	0.00%	to	1.55%	-2.19%	to	-0.66%
2014		840	$15.56	to	$16.79	$13,637	1.95%	0.00%	to	1.55%	3.87%	to	5.53%
2013		889	$14.98	to	$15.91	$13,788	1.62%	0.00%	to	1.55%	18.33%	to	20.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Adviser Class
2017		1	$18.87	to	$19.28	$29	0.97%	0.35%	to	1.25%	19.43%	to	20.50%
2016		2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
2015		2	$15.08	to	$15.13	$31	2.76%	0.35%	to	1.25%	-2.33%	to	-1.50%
2014		7	$15.36	to	$15.44	$114	1.80%	0.35%	to	1.25%		5.49%
2013		7		$14.56		$108	1.78%		0.35%			22.66%
Voya Solution 2045 Portfolio - Initial Class
2017		473	$11.40	to	$17.72	$6,333	1.66%	0.00%	to	1.20%	20.06%	to	21.54%
2016		177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
2015		158	$10.27	to	$13.68	$2,014	2.94%	0.00%	to	1.20%	-1.72%	to	-0.58%
2014		114	$10.45	to	$13.76	$1,526	1.83%	0.00%	to	1.20%	5.83%	to	6.34%
2013		102	$12.86	to	$12.94	$1,313	1.98%	0.00%	to	0.45%		23.18%
Voya Solution 2045 Portfolio - Service Class
2017		5,993	$14.75	to	$22.81	$122,145	1.07%	0.00%	to	1.50%	19.44%	to	21.27%
2016		6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
2015		5,865	$11.64	to	$17.68	$94,100	3.16%	0.00%	to	1.50%	-2.46%	to	-0.95%
2014		5,982	$11.86	to	$17.85	$98,309	1.68%	0.00%	to	1.50%	4.51%	to	6.12%
2013		5,814	$11.28	to	$16.82	$90,698	1.67%	0.00%	to	1.50%	21.56%	to	23.77%
Voya Solution 2045 Portfolio - Service 2 Class
2017		274	$19.59	to	$22.14	$5,732	1.18%	0.00%	to	1.55%	19.16%	to	20.98%
2016		446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
2015		447	$15.71	to	$17.22	$7,401	2.88%	0.00%	to	1.55%	-2.60%	to	-1.03%
2014		473	$16.13	to	$17.40	$7,963	1.56%	0.00%	to	1.55%	4.27%	to	5.84%
2013		512	$15.47	to	$16.44	$8,217	1.31%	0.00%	to	1.55%	21.33%	to	23.24%
Voya Solution 2055 Portfolio - Initial Class
2017		144	$11.41	to	$21.85	$2,039	1.41%	0.00%	to	1.20%	20.46%	to	21.93%
2016		85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%
2015		97	$10.29	to	$16.79	$1,180	2.35%	0.00%	to	1.20%	-1.81%	to	-0.65%
2014		57	$10.48	to	$16.90	$777	1.07%	0.00%	to	1.20%		6.09%
2013		10		$15.60		$155	1.43%		0.45%			23.32%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service Class
2017		1,256	$19.12	to	$21.45	$25,364	0.92%	0.00%	to	1.50%	19.86%	to	21.67%
2016		1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
2015		896	$14.77	to	$16.57	$14,170	2.63%	0.00%	to	1.50%	-2.31%	to	-0.84%
2014		672	$15.03	to	$16.71	$10,817	1.38%	0.00%	to	1.50%	4.63%	to	6.23%
2013		489	$14.28	to	$15.73	$7,472	1.20%	0.00%	to	1.50%	21.65%	to	23.57%
Voya Solution 2055 Portfolio - Service 2 Class
2017		71	$19.35	to	$20.88	$1,429	0.97%	0.20%	to	1.20%	20.22%	to	21.31%
2016		86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
2015		74	$15.18	to	$16.43	$1,174	2.33%	0.00%	to	1.40%	-2.38%	to	-1.02%
2014		55	$15.55	to	$16.60	$887	1.53%	0.00%	to	1.40%	4.64%	to	6.14%
2013		45	$14.86	to	$15.64	$683	1.07%	0.00%	to	1.40%	21.60%	to	23.34%
Voya Solution Balanced Portfolio - Service Class
2017		436	$14.00	to	$15.80	$6,414	1.43%	0.25%	to	1.50%	12.99%	to	14.49%
2016		374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
2015		381	$11.83	to	$13.01	$4,678	2.95%	0.25%	to	1.50%	-1.91%	to	-0.69%
2014		343	$12.06	to	$13.10	$4,280	1.93%	0.25%	to	1.50%	4.78%	to	6.07%
2013		295	$11.51	to	$12.35	$3,502	2.15%	0.25%	to	1.50%	13.92%	to	15.36%
Voya Solution Income Portfolio - Adviser Class
2017		51		$16.29		$836	1.92%		0.35%			8.67%
2016		67		$14.99		$1,009	0.97%		0.35%			3.88%
2015		67		$14.43		$967	0.85%		0.35%			-0.62%
2014		14		$14.52		$206	2.34%		0.35%			5.14%
2013		16		$13.81		$221	3.35%		0.35%			6.31%
Voya Solution Income Portfolio - Initial Class
2017		697	$10.59	to	$13.39	$8,750	2.82%	0.00%	to	1.20%	8.37%	to	9.66%
2016		553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
2015		568	$10.15	to	$11.65	$6,503	2.31%	0.00%	to	1.20%	-0.98%	to	0.17%
2014		287	$10.25	to	$11.63	$3,290	3.08%	0.00%	to	1.20%	5.50%	to	6.02%
2013		234	$10.90	to	$10.97	$2,555	3.45%	0.00%	to	0.45%	6.86%	to	7.34%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Service Class
2017		3,498	$13.99	to	$17.90	$55,737	2.17%	0.00%	to	1.50%	7.64%	to	9.29%
2016		4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
2015		5,025	$12.47	to	$15.68	$71,177	1.12%	0.00%	to	1.50%	-1.40%	to	0.13%
2014		1,248	$12.57	to	$15.66	$17,739	2.64%	0.00%	to	1.50%	4.23%	to	5.81%
2013		1,106	$11.99	to	$14.81	$15,119	3.65%	0.00%	to	1.50%	5.35%	to	7.01%
Voya Solution Income Portfolio - Service 2 Class
2017		320	$13.82	to	$15.62	$4,736	1.96%	0.00%	to	1.55%	7.55%	to	9.23%
2016		408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
2015		525	$12.51	to	$13.71	$6,948	0.69%	0.00%	to	1.55%	-1.56%	to	-0.15%
2014		91	$12.82	to	$13.73	$1,210	2.23%	0.00%	to	1.40%	4.14%	to	5.62%
2013		110	$12.31	to	$13.00	$1,395	3.75%	0.00%	to	1.40%	5.38%	to	6.82%
Voya Solution Moderately Conservative Portfolio - Service Class
2017		529	$13.33	to	$15.04	$7,396	2.24%	0.25%	to	1.50%	8.64%	to	10.02%
2016		501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
2015		480	$11.77	to	$12.95	$5,865	2.60%	0.25%	to	1.50%	-1.83%	to	-0.61%
2014		493	$11.99	to	$13.03	$6,119	2.21%	0.25%	to	1.50%	3.99%	to	5.34%
2013		412	$11.53	to	$12.37	$4,900	2.79%	0.25%	to	1.50%	7.96%	to	9.28%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2017		3		$29.26		$73	0.89%		0.35%			10.50%
2016		3		$26.48		$75	1.35%		0.35%			23.28%
2015		4		$21.48		$78	1.73%		0.35%			-2.32%
2014		7		$21.99		$153	1.37%		0.35%			11.74%
2013		7		$19.68		$140	0.77%		0.35%			30.68%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2017		1,550	$10.76	to	$26.54	$39,257	1.29%	0.00%	to	1.40%	9.92%	to	11.42%
2016		1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
2015		1,077	$14.42	to	$19.15	$20,011	1.79%	0.00%	to	1.40%	-2.90%	to	-1.54%
2014		1,017	$14.77	to	$19.45	$19,231	1.62%	0.00%	to	1.40%	11.19%	to	12.75%
2013		1,158	$13.22	to	$17.25	$19,547	1.41%	0.00%	to	1.40%	29.96%	to	31.78%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2017		2,082	$24.15	to	$44.42	$73,631	1.08%	0.00%	to	1.50%	9.48%	to	11.11%
2016		2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
2015		1,925	$17.84	to	$32.22	$50,668	1.50%	0.00%	to	1.55%	-3.21%	to	-1.71%
2014		2,229	$18.32	to	$32.79	$60,125	1.27%	0.00%	to	1.50%	10.79%	to	12.81%
2013		2,324	$16.43	to	$29.16	$57,450	1.13%	0.00%	to	1.50%	29.40%	to	31.40%
VY® Baron Growth Portfolio - Adviser Class
2017		15		$26.67		$393	0.60%		0.35%			27.42%
2016		15		$20.93		$315	—		0.35%			4.70%
2015		17		$19.99		$336	—		0.35%			-5.62%
2014		20		$21.18		$420	—		0.35%			3.67%
2013		28		$20.43		$571	0.60%		0.35%			38.04%
VY® Baron Growth Portfolio - Service Class
2017		3,498	$13.69	to	$44.85	$130,478	0.74%	0.00%	to	1.50%	26.29%	to	28.22%
2016		4,507	$10.81	to	$34.98	$123,986	0.00%	0.00%	to	1.50%	3.77%	to	5.33%
2015		5,347	$10.39	to	$33.21	$142,519	0.24%	0.00%	to	1.50%	-6.43%	to	-5.00%
2014		6,191	$11.08	to	$34.97	$175,509	0.07%	0.00%	to	1.55%	2.76%	to	4.35%
2013		6,705	$10.75	to	$33.72	$186,035	1.30%	0.00%	to	1.55%	36.74%	to	38.89%
VY® Columbia Contrarian Core Portfolio - Service Class
2017		401	$17.88	to	$44.89	$14,546	0.98%	0.00%	to	1.50%	19.78%	to	21.60%
2016		453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%
2015		519	$13.81	to	$34.06	$14,625	0.85%	0.00%	to	1.50%	1.44%	to	2.99%
2014		554	$13.53	to	$33.07	$15,271	0.77%	0.00%	to	1.50%	11.13%	to	12.88%
2013		598	$12.10	to	$29.32	$14,676	1.41%	0.00%	to	1.50%	32.75%	to	34.79%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2017		8		$19.92		$167	0.16%		0.35%			10.30%
2016		9		$18.06		$159	0.04%		0.35%			22.94%
2015		19		$14.69		$272	0.38%		0.35%			-3.55%
2014		17		$15.23		$254	0.38%		0.35%			3.75%
2013		18		$14.68		$270	0.73%		0.35%			39.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Service Class
2017		334	$19.53	to	$22.63	$7,003	0.28%	0.25%	to	1.50%	9.29%	to	10.66%
2016		373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
2015		384	$14.50	to	$16.58	$5,950	0.36%	0.00%	to	1.50%	-4.43%	to	-2.95%
2014		293	$15.08	to	$17.12	$4,730	0.18%	0.00%	to	1.50%	2.82%	to	4.33%
2013		337	$14.58	to	$16.45	$5,258	0.84%	0.00%	to	1.50%	37.89%	to	40.00%
VY® Invesco Comstock Portfolio - Adviser Class
2017		19		$22.97		$438	0.97%		0.35%			16.90%
2016		21		$19.65		$408	2.11%		0.35%			17.10%
2015		26		$16.78		$429	2.20%		0.35%			-6.52%
2014		27		$17.95		$482	1.94%		0.35%			8.46%
2013		27		$16.55		$444	0.51%		0.35%			34.33%
VY® Invesco Comstock Portfolio - Service Class
2017		2,571	$18.42	to	$30.79	$68,978	1.16%	0.00%	to	1.95%	15.37%	to	17.67%
2016		2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
2015		3,201	$13.53	to	$22.74	$62,485	2.26%	0.00%	to	1.95%	-7.77%	to	-5.98%
2014		3,702	$14.52	to	$24.48	$76,270	1.94%	0.00%	to	1.95%	6.98%	to	9.18%
2013		3,594	$13.42	to	$22.70	$69,828	0.81%	0.00%	to	1.95%	32.35%	to	35.10%
VY® Invesco Equity and Income Portfolio - Adviser Class
2017		72		$21.56		$1,561	1.28%		0.35%			9.94%
2016		81		$19.61		$1,585	1.55%		0.35%			14.28%
2015		89		$17.16		$1,534	1.81%		0.35%			-2.89%
2014		95		$17.67		$1,674	1.61%		0.35%			8.07%
2013		50		$16.35		$811	1.05%		0.35%			23.86%
VY® Invesco Equity and Income Portfolio - Initial Class
2017		15,337	$12.49	to	$26.27	$326,650	2.18%	0.00%	to	1.95%	8.71%	to	10.91%
2016		16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
2015		18,498	$9.93	to	$20.55	$310,862	2.22%	0.00%	to	1.95%	-3.95%	to	-2.03%
2014		20,175	$10.23	to	$20.91	$350,430	1.75%	0.00%	to	1.95%	1.44%	to	11.71%
2013		15,175	$13.78	to	$19.26	$260,310	1.40%	0.00%	to	1.95%	20.81%	to	30.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Service Class
2017		98	$12.70	to	$72.99	$1,649	1.60%	0.00%	to	1.15%	9.51%	to	10.61%
2016		115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
2015		110	$10.20	to	$58.25	$1,429	1.46%	0.00%	to	1.25%	-3.50%	to	-2.25%
2014		229	$10.57	to	$60.47	$3,362	3.93%	0.00%	to	1.25%		7.61%
2013		6	$52.41	to	$54.02	$300	1.04%	1.00%	to	1.25%	23.09%	to	23.39%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2017		13		$27.65		$351	0.37%		0.35%			13.00%
2016		14		$24.47		$344	0.46%		0.35%			14.03%
2015		14		$21.46		$301	0.28%		0.35%			-3.59%
2014		18		$22.26		$406	0.52%		0.35%			14.27%
2013		19		$19.48		$364	0.28%		0.35%			30.74%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2017		1,300	$10.92	to	$18.71	$24,121	1.24%	0.75%	to	0.95%		13.12%
2016		510		$16.54		$8,433	0.95%		0.85%			13.99%
2015		490		$14.51		$7,118	0.92%		0.85%			-3.65%
2014		461		$15.06		$6,939	1.19%		0.95%			14.18%
2013		375		$13.19		$4,945	1.27%		0.95%			30.72%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2017		1,852	$21.75	to	$45.37	$70,926	0.60%	0.00%	to	1.50%	12.03%	to	13.73%
2016		1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
2015		2,065	$16.98	to	$34.79	$61,629	0.61%	0.00%	to	1.55%	-4.51%	to	-3.01%
2014		2,205	$17.67	to	$35.87	$68,476	0.84%	0.00%	to	1.55%	13.20%	to	14.99%
2013		2,217	$15.51	to	$31.20	$60,174	0.65%	0.00%	to	1.55%	29.54%	to	31.58%
VY® Oppenheimer Global Portfolio - Adviser Class
2017		19		$23.83		$453	0.74%		0.35%			35.32%
2016		21		$17.61		$373	0.75%		0.35%			-0.62%
2015		30		$17.72		$532	1.10%		0.35%			3.20%
2014		33		$17.17		$559	0.86%		0.35%			1.48%
2013		36		$16.92		$609	0.99%		0.35%			25.99%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Oppenheimer Global Portfolio - Initial Class
2017		24,766	$17.81	to	$30.95	$649,773	1.10%	0.00%	to	1.80%	34.07%	to	36.54%
2016		26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
2015		28,813	$13.26	to	$22.62	$561,053	1.50%	0.00%	to	1.80%	2.29%	to	4.13%
2014		30,400	$12.85	to	$21.68	$576,327	1.18%	0.00%	to	1.80%	-2.86%	to	5.83%
2013		33,227	$12.67	to	$21.19	$621,059	1.36%	0.00%	to	1.80%	17.76%	to	32.35%
VY® Oppenheimer Global Portfolio - Service Class
2017		55	$28.94	to	$30.10	$1,667	0.94%	1.00%	to	1.25%	34.42%	to	34.80%
2016		49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%
2015		51	$21.80	to	$22.56	$1,159	1.33%	1.00%	to	1.25%	2.54%	to	2.78%
2014		50	$21.26	to	$21.95	$1,101	1.02%	1.00%	to	1.25%	0.81%	to	1.11%
2013		49	$21.09	to	$21.71	$1,061	1.17%	1.00%	to	1.25%	25.31%	to	25.56%
VY® Pioneer High Yield Portfolio - Initial Class
2017		1,834	$19.22	to	$24.19	$39,046	4.95%	0.00%	to	1.95%	5.26%	to	7.39%
2016		1,665	$18.24	to	$22.53	$33,378	5.04%	0.00%	to	1.95%	12.09%	to	14.31%
2015		1,881	$16.11	to	$19.71	$33,264	5.22%	0.00%	to	1.95%	-6.49%	to	-4.61%
2014		2,359	$17.04	to	$20.67	$43,987	5.14%	0.00%	to	1.95%	-1.64%	to	0.34%
2013		1,896	$17.14	to	$20.60	$35,918	4.80%	0.00%	to	1.95%	10.14%	to	12.34%
VY® Pioneer High Yield Portfolio - Service Class
2017		19	$20.19	to	$22.56	$416	4.38%	0.35%	to	1.30%	5.89%	to	6.82%
2016		41	$19.18	to	$21.34	$856	4.62%	0.25%	to	1.25%	12.49%	to	13.63%
2015		41	$16.89	to	$18.78	$756	4.92%	0.25%	to	1.35%	-6.06%	to	-5.06%
2014		41	$17.98	to	$19.78	$788	4.71%	0.25%	to	1.35%	-1.21%	to	-0.15%
2013		36	$18.20	to	$19.81	$698	4.30%	0.25%	to	1.35%	10.68%	to	11.38%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2017		11		$28.87		$331	0.25%		0.35%			23.69%
2016		14		$23.34		$319	0.02%		0.35%			6.58%
2015		17		$21.90		$379	—		0.35%			1.15%
2014		18		$21.65		$386	—		0.35%			10.91%
2013		20		$19.52		$389	0.23%		0.35%			33.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2017		15,001	$22.26	to	$35.50	$456,024	0.63%	0.00%	to	1.50%	22.95%	to	24.82%
2016		15,939	$18.00	to	$28.44	$389,971	0.31%	0.00%	to	1.50%	5.84%	to	7.44%
2015		17,153	$16.91	to	$26.48	$394,816	—	0.00%	to	1.50%	0.46%	to	2.04%
2014		17,649	$16.72	to	$25.96	$404,023	0.27%	0.00%	to	1.50%	4.50%	to	14.29%
2013		18,991	$15.09	to	$23.21	$393,263	0.29%	0.00%	to	1.50%	29.45%	to	38.68%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2017		53	$21.14	to	$32.48	$1,378	0.44%	0.25%	to	1.25%	22.91%	to	24.11%
2016		50	$17.20	to	$26.17	$1,069	0.09%	0.25%	to	1.25%	5.91%	to	6.82%
2015		50	$16.24	to	$25.21	$994	—	0.00%	to	1.30%	0.42%	to	1.69%
2014		53	$16.17	to	$24.79	$1,070	—	0.00%	to	1.30%	10.19%	to	11.67%
2013		48	$14.67	to	$22.20	$859	0.14%	0.00%	to	1.30%	33.06%	to	34.71%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2017		56		$29.82		$1,656	—		0.35%			32.42%
2016		50		$22.52		$1,119	—		0.35%			0.67%
2015		64		$22.37		$1,424	—		0.35%			9.87%
2014		73		$20.36		$1,484	—		0.35%			7.78%
2013		83		$18.89		$1,561	—		0.35%			38.08%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2017		9,153	$23.10	to	$72.88	$469,719	0.05%	0.00%	to	1.50%	31.59%	to	33.60%
2016		9,257	$17.55	to	$54.56	$359,212	—	0.00%	to	1.50%	0.00%	to	1.51%
2015		9,740	$17.48	to	$53.79	$381,587	—	0.00%	to	1.50%	9.13%	to	10.83%
2014		9,293	$15.91	to	$48.96	$337,335	—	0.00%	to	1.50%	7.06%	to	8.71%
2013		9,672	$14.77	to	$45.48	$326,039	0.02%	0.00%	to	1.50%	37.17%	to	39.28%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2017		118	$29.11	to	$35.61	$3,994	—	0.00%	to	1.45%	31.30%	to	33.22%
2016		139	$22.17	to	$26.75	$3,555	—	0.00%	to	1.45%	-0.18%	to	1.25%
2015		167	$22.21	to	$26.69	$4,226	—	0.00%	to	1.45%	8.93%	to	10.55%
2014		180	$20.39	to	$24.39	$4,148	—	0.00%	to	1.45%	6.87%	to	8.40%
2013		182	$18.89	to	$22.72	$3,895	0.03%	0.00%	to	1.55%	36.78%	to	38.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Foreign Equity Portfolio - Adviser Class
2017		20		$11.89		$238	1.60%		0.35%			21.20%
2016		23		$9.81		$223	2.36%		0.35%			1.03%
2015		36		$9.71		$345	3.71%		0.35%			-4.15%
2014		40		$10.13		$409	2.11%		0.35%			-7.40%
2013		49		$10.94		$539	1.09%		0.35%			19.30%
VY® Templeton Foreign Equity Portfolio - Initial Class
2017		7,762	$11.09	to	$12.92	$91,104	2.03%	0.00%	to	1.50%	20.52%	to	22.35%
2016		8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
2015		9,214	$9.17	to	$10.37	$88,438	4.05%	0.00%	to	1.50%	-4.85%	to	-3.36%
2014		9,958	$9.63	to	$10.73	$99,808	2.55%	0.00%	to	1.50%	-7.97%	to	-6.53%
2013		10,606	$10.46	to	$11.48	$114,872	1.48%	0.00%	to	1.50%	18.46%	to	20.21%
VY® Templeton Foreign Equity Portfolio - Service Class
2017		13	$13.19	to	$15.18	$196	1.45%	0.10%	to	1.30%	20.66%	to	21.93%
2016		21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
2015		26	$10.82	to	$12.39	$308	3.77%	0.00%	to	1.40%	-4.84%	to	-3.50%
2014		26	$11.37	to	$12.84	$328	2.03%	0.00%	to	1.40%	-8.23%	to	-6.89%
2013		27	$12.39	to	$13.79	$362	1.24%	0.00%	to	1.40%	18.34%	to	19.91%
Voya Corporate Leaders 100 Fund - Class I
2017		468	$11.26	to	$12.85	$5,878	2.18%	0.25%	to	1.50%	17.60%	to	19.09%
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%
2015	06/29/2015	153	$9.60	to	$9.68	$1,470	(c)	0.25%	to	1.50%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
Voya Strategic Allocation Conservative Portfolio - Class I
2017		1,151	$14.69	to	$33.73	$28,660	2.48%	0.00%	to	1.50%	8.87%	to	10.54%
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
2015		1,536	$12.81	to	$28.87	$33,353	3.30%	0.00%	to	1.50%	-1.71%	to	-0.15%
2014		1,725	$12.95	to	$28.93	$38,249	2.71%	0.00%	to	1.50%	4.98%	to	6.63%
2013		1,821	$12.26	to	$27.13	$37,570	2.58%	0.00%	to	1.60%	10.41%	to	12.39%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Growth Portfolio - Class I
2017		2,690	$14.96	to	$38.55	$72,444	1.73%	0.00%	to	1.95%	15.60%	to	17.92%
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
2015		3,234	$12.08	to	$30.58	$70,037	2.67%	0.00%	to	1.95%	-3.06%	to	-1.20%
2014		3,394	$12.34	to	$30.84	$75,559	2.04%	0.00%	to	1.95%	4.45%	to	6.63%
2013		3,607	$11.68	to	$28.95	$76,061	1.71%	0.00%	to	1.95%	20.03%	to	22.45%
Voya Strategic Allocation Moderate Portfolio - Class I
2017		2,560	$14.82	to	$35.72	$64,749	1.97%	0.00%	to	1.50%	12.79%	to	14.53%
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
2015		3,023	$12.36	to	$29.26	$63,542	2.91%	0.00%	to	1.70%	-2.06%	to	-0.53%
2014		3,238	$12.54	to	$29.32	$68,770	2.33%	0.00%	to	1.60%	4.94%	to	6.71%
2013		3,358	$11.86	to	$27.50	$67,281	2.15%	0.00%	to	1.60%	14.74%	to	16.58%
Voya Growth and Income Portfolio - Class A
2017		73		$20.05		$1,456	1.38%		0.35%			19.35%
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
2015		91		$15.43		$1,408	1.53%		0.35%			-2.16%
2014		101		$15.77		$1,598	1.56%		0.35%			9.82%
2013		111		$14.36		$1,598	1.09%		0.35%			29.60%
Voya Growth and Income Portfolio - Class I
2017		27,824	$18.23	to	$635.67	$1,266,962	1.81%	0.00%	to	1.95%	17.98%	to	20.37%
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%
2015		34,119	$14.05	to	$490.34	$1,206,913	1.98%	0.00%	to	1.95%	-3.39%	to	-1.38%
2014		37,723	$14.38	to	$502.14	$1,371,748	1.94%	0.00%	to	1.95%	8.58%	to	10.72%
2013		41,976	$13.11	to	$457.82	$1,391,126	1.38%	0.00%	to	1.95%	28.10%	to	31.00%
Voya Growth and Income Portfolio - Class S
2017		14	$19.18	to	$29.18	$355	1.56%	0.10%	to	1.35%	18.66%	to	19.94%
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
2015		15	$14.89	to	$22.41	$290	1.75%	0.10%	to	1.55%	-3.12%	to	-1.77%
2014		15	$15.29	to	$22.95	$281	1.62%	0.10%	to	1.55%	8.70%	to	10.33%
2013		12	$13.98	to	$20.81	$212	0.06%	0.10%	to	1.55%	28.36%	to	30.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Equity Portfolio - Class I
2017		7,484	$11.83	to	$12.43	$90,478	2.27%	0.00%	to	1.55%	21.83%	to	23.75%
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
2015	03/09/2015	10,297	$9.31	to	$9.49	$96,475	(c)	0.00%	to	1.50%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
Voya Global Equity Portfolio - Class S
2017		1,049	$12.24	to	$12.72	$12,878	2.08%	0.00%	to	1.25%	21.91%	to	23.50%
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
2015	03/09/2015	1,241	$9.60	to	$9.74	$11,940	(c)	0.00%	to	1.40%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
Voya Index Plus LargeCap Portfolio - Class I
2017		9,566	$17.62	to	$51.97	$377,022	1.58%	0.00%	to	1.95%	22.20%	to	24.64%
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
2015		11,108	$13.21	to	$37.81	$323,462	1.62%	0.00%	to	1.95%	-1.16%	to	0.85%
2014		11,978	$13.30	to	$37.36	$348,666	1.47%	0.00%	to	1.95%	11.70%	to	13.92%
2013		12,649	$11.85	to	$32.83	$325,012	1.82%	0.00%	to	1.95%	30.24%	to	32.92%
Voya Index Plus LargeCap Portfolio - Class S
2017		8		$24.18		$201	0.88%		0.35%			23.87%
2016		15		$19.52		$298	1.44%		0.35%			9.60%
2015		16		$17.81		$282	1.33%		0.35%			0.28%
2014		18		$17.76		$318	1.23%		0.35%			13.12%
2013		21		$15.70		$335	1.42%		0.35%			32.27%
Voya Index Plus MidCap Portfolio - Class I
2017		7,743	$20.22	to	$60.77	$357,140	1.28%	0.00%	to	1.95%	11.36%	to	13.57%
2016		8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
2015		9,192	$15.34	to	$45.29	$327,049	0.95%	0.00%	to	1.95%	-3.69%	to	-1.78%
2014		9,910	$15.76	to	$46.11	$366,118	0.77%	0.00%	to	1.95%	7.44%	to	9.90%
2013		10,694	$14.52	to	$42.09	$365,883	1.15%	0.00%	to	1.95%	31.89%	to	34.56%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus MidCap Portfolio - Class S
2017		3		$25.06		$71	0.84%		0.35%			12.93%
2016		13		$22.19		$282	0.88%		0.35%			17.41%
2015		16		$18.90		$300	0.60%		0.35%			-2.43%
2014		19		$19.37		$364	0.69%		0.35%			8.94%
2013		28		$17.78		$503	0.90%		0.35%			33.78%
Voya Index Plus SmallCap Portfolio - Class I
2017		4,378	$19.95	to	$44.20	$154,397	0.86%	0.00%	to	1.95%	7.83%	to	9.92%
2016		5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
2015		5,220	$14.51	to	$31.58	$133,988	0.91%	0.00%	to	1.95%	-5.09%	to	-3.19%
2014		5,601	$15.13	to	$32.63	$149,688	0.63%	0.00%	to	1.95%	3.40%	to	5.43%
2013		6,051	$14.48	to	$30.95	$154,881	0.94%	0.00%	to	1.95%	39.95%	to	42.71%
Voya Index Plus SmallCap Portfolio - Class S
2017		8		$23.27		$193	0.50%		0.35%			9.25%
2016		13		$21.30		$275	0.61%		0.35%			26.56%
2015		16		$16.83		$276	0.72%		0.35%			-3.83%
2014		16		$17.50		$278	0.39%		0.35%			4.92%
2013		14		$16.68		$236	0.49%		0.35%			41.72%
Voya International Index Portfolio - Class I
2017		3,510	$10.43	to	$19.96	$41,414	2.37%	0.00%	to	1.65%	22.85%	to	24.92%
2016		3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%
2015		3,113	$8.56	to	$16.16	$29,868	3.32%	0.00%	to	1.65%	-2.51%	to	-0.92%
2014		2,753	$8.78	to	$16.46	$26,942	0.83%	0.00%	to	1.65%	-7.48%	to	-5.95%
2013		2,524	$9.41	to	$17.67	$26,714	2.24%	0.00%	to	1.80%	19.26%	to	21.45%
Voya International Index Portfolio - Class S
2017		1		$19.55		$10	2.40%		0.35%			24.05%
2016		—		$15.76		$7	2.76%		0.35%			0.19%
2015		—		$15.73		$7	—		0.35%			-1.38%
2014		—		$15.95		$7	—		0.35%			-6.51%
2013		—		$17.06		$6	—		0.35%			20.65%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2017		1,801	$33.57	to	$38.22	$63,047	1.12%	0.00%	to	1.50%	29.31%	to	31.25%
2016		1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
2015		1,069	$24.73	to	$27.32	$27,315	1.14%	0.00%	to	1.50%	6.00%	to	7.60%
2014		769	$23.33	to	$25.39	$18,455	1.11%	0.00%	to	1.50%	11.41%	to	13.10%
2013		563	$20.94	to	$22.45	$12,039	1.35%	0.00%	to	1.50%	30.06%	to	31.98%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2017		41	$33.30	to	$37.43	$1,474	0.92%	0.00%	to	1.35%	29.37%	to	30.93%
2016		43	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
2015		45	$24.99	to	$26.89	$1,170	0.90%	0.00%	to	1.10%	6.16%	to	7.39%
2014		43	$23.54	to	$25.04	$1,040	1.10%	0.00%	to	1.10%	11.95%	to	12.74%
2013		45	$21.00	to	$22.21	$956	1.17%	0.00%	to	1.20%	30.17%	to	31.71%
Voya Russell™ Large Cap Index Portfolio - Class I
2017		5,837	$19.60	to	$22.75	$123,610	1.60%	0.00%	to	1.60%	20.62%	to	22.57%
2016		5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
2015		3,955	$14.77	to	$16.73	$62,008	1.62%	0.00%	to	1.70%	0.47%	to	2.07%
2014		3,365	$14.76	to	$16.39	$52,083	1.45%	0.00%	to	1.65%	11.06%	to	12.96%
2013		2,704	$13.18	to	$14.51	$37,350	1.48%	0.00%	to	1.80%	29.72%	to	32.03%
Voya Russell™ Large Cap Index Portfolio - Class S
2017		14		$31.89		$441	1.38%		0.95%			21.12%
2016		15		$26.33		$400	1.61%		0.95%			9.66%
2015		16		$24.01		$389	1.50%		0.95%			0.84%
2014		17		$23.81		$412	0.95%		0.95%			11.52%
2013		10		$21.35		$221	0.70%		0.95%			30.50%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2017		25	$26.27	to	$26.84	$672	2.20%	1.00%	to	1.25%	12.07%	to	12.19%
2016		21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
2015		21	$20.53	to	$20.66	$440	1.67%	1.15%	to	1.25%	-4.69%	to	-4.62%
2014		18	$21.54	to	$21.66	$399	1.57%	1.15%	to	1.25%	11.03%	to	11.13%
2013		19	$19.40	to	$19.49	$365	1.61%	1.15%	to	1.25%	30.20%	to	30.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class S
2017		612	$25.15	to	$28.63	$16,042	1.91%	0.00%	to	1.50%	11.53%	to	13.21%
2016		571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
2015		463	$19.85	to	$21.93	$9,518	1.46%	0.00%	to	1.50%	-5.21%	to	-3.77%
2014		382	$20.94	to	$22.79	$8,242	1.23%	0.00%	to	1.50%	10.56%	to	12.21%
2013		312	$18.94	to	$20.31	$6,058	1.54%	0.00%	to	1.50%	29.46%	to	31.46%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2017		487	$31.87	to	$36.29	$16,225	0.66%	0.00%	to	1.50%	22.48%	to	24.37%
2016		473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
2015		434	$24.72	to	$27.32	$11,132	0.71%	0.00%	to	1.50%	-2.29%	to	-0.76%
2014		387	$25.30	to	$27.53	$10,138	0.21%	0.00%	to	1.50%	9.48%	to	11.10%
2013		358	$23.11	to	$24.78	$8,513	0.67%	0.00%	to	1.50%	32.89%	to	34.89%
Voya Russell™ Mid Cap Index Portfolio - Class I
2017		8,340	$11.16	to	$23.63	$159,494	1.56%	0.00%	to	1.60%	16.11%	to	17.97%
2016		5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
2015		4,628	$15.39	to	$17.66	$77,658	1.28%	0.00%	to	1.80%	-4.42%	to	-2.81%
2014		3,618	$16.29	to	$18.17	$62,848	0.96%	0.00%	to	1.65%	10.89%	to	12.72%
2013		2,845	$14.57	to	$16.12	$44,130	1.11%	0.00%	to	1.80%	31.86%	to	34.11%
Voya Russell™ Small Cap Index Portfolio - Class I
2017		3,853	$11.09	to	$24.04	$70,922	1.15%	0.00%	to	1.55%	12.55%	to	14.26%
2016		2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%
2015		2,082	$15.26	to	$17.37	$33,953	1.07%	0.00%	to	1.70%	-6.13%	to	-4.56%
2014		1,730	$16.31	to	$18.20	$29,802	0.98%	0.00%	to	1.65%	3.23%	to	4.96%
2013		1,437	$15.67	to	$17.34	$23,761	1.25%	0.00%	to	1.80%	36.26%	to	38.72%
Voya Small Company Portfolio - Class I
2017		3,514	$21.78	to	$77.82	$178,760	0.33%	0.00%	to	1.50%	9.62%	to	11.30%
2016		3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
2015		3,689	$16.01	to	$56.17	$140,805	0.50%	0.00%	to	1.50%	-2.27%	to	-0.76%
2014		3,880	$16.28	to	$56.62	$151,114	0.35%	0.00%	to	1.50%	4.94%	to	6.51%
2013		4,235	$15.42	to	$52.98	$155,627	0.51%	0.00%	to	1.50%	35.67%	to	37.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Small Company Portfolio - Class S
2017		5		$28.83		$146	0.19%		0.35%			10.63%
2016		15		$26.06		$401	0.18%		0.35%			23.74%
2015		15		$21.06		$314	0.33%		0.35%			-1.40%
2014		14		$21.36		$301	—		0.35%			5.90%
2013		15		$20.17		$299	0.40%		0.35%			36.93%
Voya U.S. Bond Index Portfolio - Class I
2017		1,221	$11.79	to	$14.01	$15,746	2.35%	0.00%	to	1.80%	1.38%	to	3.17%
2016		1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
2015		1,070	$11.58	to	$13.27	$13,331	2.29%	0.00%	to	1.80%	-1.53%	to	0.23%
2014		982	$11.76	to	$13.24	$12,284	1.95%	0.00%	to	1.80%	3.89%	to	5.75%
2013		777	$11.32	to	$12.52	$9,263	1.91%	0.00%	to	1.80%	-4.31%	to	-2.57%
Voya MidCap Opportunities Portfolio - Class I
2017		7,897	$16.73	to	$41.46	$255,230	0.11%	0.00%	to	1.55%	23.24%	to	25.12%
2016		5,238	$13.69	to	$33.31	$132,120	—	0.00%	to	1.50%	5.66%	to	7.28%
2015		5,335	$12.94	to	$31.21	$128,449	—	0.00%	to	1.50%	-0.97%	to	0.52%
2014		5,371	$13.03	to	$31.20	$131,603	0.41%	0.00%	to	1.50%	7.23%	to	8.85%
2013		5,043	$12.14	to	$28.81	$113,492	0.04%	0.00%	to	1.50%	29.99%	to	31.99%
Voya MidCap Opportunities Portfolio - Class S
2017		41	$23.75	to	$33.37	$1,104	—	0.30%	to	1.55%	22.87%	to	24.37%
2016		49	$19.33	to	$26.84	$1,066	—	0.30%	to	1.55%	5.34%	to	6.70%
2015		60	$18.35	to	$25.17	$1,232	—	0.20%	to	1.55%	-1.29%	to	0.05%
2014		67	$18.59	to	$25.19	$1,396	0.29%	0.20%	to	1.55%	6.90%	to	8.16%
2013		74	$17.39	to	$23.29	$1,401	—	0.00%	to	1.55%	29.68%	to	31.62%
Voya SmallCap Opportunities Portfolio - Class I
2017		3,289	$14.22	to	$38.42	$69,587	0.08%	0.00%	to	1.55%	16.96%	to	18.73%
2016		3,119	$12.13	to	$32.18	$56,707	—	0.00%	to	1.65%	11.53%	to	13.39%
2015		3,040	$10.82	to	$28.65	$50,351	—	0.00%	to	1.65%	-2.35%	to	-0.91%
2014		2,382	$11.05	to	$28.97	$42,392	—	0.00%	to	1.75%	4.01%	to	5.63%
2013		2,427	$13.46	to	$27.49	$41,575	—	0.00%	to	1.50%	37.03%	to	39.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class S
2017		4		$30.68		$109	—		0.35%			18.05%
2016		4		$25.99		$99	—		0.35%			12.71%
2015		5		$23.06		$121	—		0.35%			-1.50%
2014		6		$23.41		$139	—		0.35%			4.98%
2013		5		$22.30		$108	—		0.35%			38.25%
Wanger International
2017		2,935	$14.07	to	$17.13	$46,316	1.20%	0.00%	to	1.50%	30.94%	to	32.89%
2016		3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
2015		3,634	$10.93	to	$13.07	$44,253	1.50%	0.00%	to	1.50%	-1.37%	to	0.09%
2014		3,757	$11.02	to	$13.06	$46,020	1.53%	0.00%	to	1.60%	-5.94%	to	-4.35%
2013		3,586	$11.63	to	$13.66	$46,354	2.71%	0.00%	to	1.60%	20.51%	to	22.40%
Wanger Select
2017		2,337	$18.20	to	$34.74	$71,676	0.18%	0.00%	to	1.75%	24.48%	to	26.65%
2016		2,502	$14.50	to	$27.43	$61,099	0.16%	0.00%	to	1.75%	11.67%	to	13.38%
2015		2,867	$12.91	to	$24.20	$62,371	0.01%	0.00%	to	1.65%	-1.22%	to	0.25%
2014		3,331	$12.99	to	$24.14	$73,151	—	0.00%	to	1.75%	1.39%	to	3.43%
2013		4,455	$12.71	to	$23.40	$96,025	0.28%	0.00%	to	1.75%	32.27%	to	34.62%
Wanger USA
2017		2,586	$11.39	to	$34.26	$79,557	—	0.00%	to	1.75%	17.50%	to	19.58%
2016		2,642	$15.22	to	$28.79	$68,640	—	0.00%	to	1.75%	11.73%	to	13.69%
2015		2,789	$13.50	to	$25.50	$64,131	—	0.00%	to	1.75%	-2.34%	to	-0.60%
2014		2,947	$13.70	to	$25.84	$68,668	—	0.00%	to	1.75%	2.96%	to	4.79%
2013		3,280	$13.20	to	$24.83	$73,254	0.14%	0.00%	to	1.75%	31.46%	to	33.78%
Washington Mutual Investors FundSM - Class R-3
2017		113	$22.92	to	$27.46	$2,965	1.54%	0.25%	to	1.55%	17.90%	to	19.44%
2016		123	$19.44	to	$22.99	$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
2015		148	$17.47	to	$21.02	$2,936	1.77%	0.00%	to	1.55%	-2.07%	to	-0.47%
2014		242	$17.84	to	$21.12	$4,859	1.46%	0.00%	to	1.55%	9.11%	to	10.81%
2013		260	$16.35	to	$19.06	$4,722	1.98%	0.00%	to	1.55%	29.45%	to	31.45%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Washington Mutual Investors FundSM - Class R-4
2017		7,659	$11.44	to	$29.47	$191,542	1.88%	0.00%	to	1.50%	18.33%	to	20.13%
2016		7,095	$16.13	to	$24.56	$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
2015		6,613	$14.36	to	$21.69	$127,190	1.96%	0.00%	to	1.50%	-1.71%	to	-0.26%
2014		6,771	$14.52	to	$21.76	$132,246	1.70%	0.00%	to	1.50%	9.53%	to	11.16%
2013		6,678	$13.18	to	$19.59	$118,569	2.35%	0.00%	to	1.50%	29.82%	to	31.93%
Wells Fargo Small Cap Value Fund - Class A
2017		7		$19.81		$131	—		1.00%			12.75%
2016		9		$17.57		$153	—		1.00%			31.41%
2015		7		$13.37		$95	—		1.00%			-11.57%
2014		7		$15.12		$108	0.90%		1.00%			2.44%
2013		8		$14.76		$115	—		1.00%			13.80%
Wells Fargo Small Company Growth Fund - Administrator Class
2017		46	$13.53	to	$13.94	$636	—	0.30%	to	1.50%	18.87%	to	19.72%
2016	05/17/2016	19	$11.38	to	$11.61	$216	(d)	0.50%	to	1.25%		(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
Wells Fargo Special Small Cap Value Fund - Class A
2017		2,664	$21.18	to	$56.85	$127,478	0.92%	0.00%	to	1.55%	9.40%	to	11.07%
2016		2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%
2015		3,031	$15.07	to	$39.80	$103,636	0.69%	0.00%	to	1.50%	-5.98%	to	-4.58%
2014		3,271	$15.93	to	$41.74	$118,489	0.75%	0.00%	to	1.50%	5.77%	to	7.34%
2013		3,477	$14.97	to	$38.91	$118,565	0.12%	0.00%	to	1.50%	36.00%	to	38.06%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company's auditor since 2001.

Boston, Massachusetts
March 15, 2018

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2017 and 2016
(In millions, except share and per share data)

	As of December 31,
	2017	2016
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $21,774 as of 2017 and $22,365 as of 2016)	$23,141	$23,170
Fixed maturities, at fair value using the fair value option	941	957
Equity securities, available-for-sale, at fair value (cost of $45 as of 2017 and $67 as of 2016)	60	82
Short-term investments	25	33
Mortgage loans on real estate, net of valuation allowance of $1 as of 2017 and 2016	4,910	4,255
Policy loans	214	219
Limited partnerships/corporations	411	348
Derivatives	136	471
Securities pledged (amortized cost of $864 as of 2017 and $693 as of 2016)	960	768
Total investments	30,798	30,303
Cash and cash equivalents	288	561
Short-term investments under securities loan agreements, including collateral delivered	765	379
Accrued investment income	304	301
Premiums receivable and reinsurance recoverable	1,496	1,634
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	766	1,028
Notes receivable from affiliate	175	175
Short-term loan to affiliate	80	—
Current income tax recoverable	—	1
Due from affiliates	60	56
Property and equipment	64	68
Other assets	140	158
Assets held in separate accounts	73,036	61,981
Total assets	$107,972	$96,645

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2017 and 2016
(In millions, except share and per share data)

	As of December 31,
	2017	2016
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$29,669	$29,578
Payable for securities purchased	79	8
Payables under securities loan agreements, including collateral held	845	648
Long-term debt	5	5
Due to affiliates	61	162
Derivatives	85	173
Current income tax payable to Parent	23	—
Deferred income taxes	187	223
Other liabilities	401	491
Liabilities related to separate accounts	73,036	61,981
Total liabilities	104,391	93,269

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2017 and 2016; $50 par value per share)	3	3
Additional paid-in capital	2,730	2,994
Accumulated other comprehensive income (loss)	818	559
Retained earnings (deficit)	30	(180)
Total shareholder's equity	3,581	3,376
Total liabilities and shareholder's equity	$107,972	$96,645

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2017, 2016 and 2015
(In millions)

	Year Ended December 31,
	2017	2016	2015
Revenues:
Net investment income	$1,520	$1,501	$1,410
Fee income	713	725	765
Premiums	48	870	657
Broker-dealer commission revenue	170	175	230
Net realized capital gains (losses):
Total other-than-temporary impairments	(19)	(19)	(45)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(7)	—	1
Net other-than-temporary impairments recognized in earnings	(12)	(19)	(46)
Other net realized capital gains (losses)	(188)	(194)	(231)
Total net realized capital gains (losses)	(200)	(213)	(277)
Other revenue	—	(2)	(2)
Total revenues	2,251	3,056	2,783
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	958	1,765	1,422
Operating expenses	801	815	772
Broker-dealer commission expense	170	175	230
Net amortization of Deferred policy acquisition costs and Value of business acquired	233	167	133
Total benefits and expenses	2,162	2,922	2,557
Income (loss) before income taxes	89	134	226
Income tax expense (benefit)	(121)	21	53
Net income (loss)	$210	$113	$173

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2017, 2016 and 2015
(In millions)

	Year Ended December 31,
	2017	2016	2015
Net income (loss)	$210	$113	$173
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	387	258	(694)
Other-than-temporary impairments	(4)	9	3
Pension and other postretirement benefits liability	(2)	(1)	(2)
Other comprehensive income (loss), before tax	381	266	(693)
Income tax expense (benefit) related to items of other comprehensive income (loss)	122	93	(238)
Other comprehensive income (loss), after tax	259	173	(455)
Comprehensive income (loss)	$469	$286	$(282)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2017, 2016 and 2015
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2015	$3	$3,583	$841	$(466)	$3,961
Comprehensive income (loss):
Net income (loss)	—	—	—	173	173
Other comprehensive income (loss), after tax	—	—	(455)	—	(455)
Total comprehensive income (loss)					(282)
Dividends paid and distributions of capital	—	(321)	—	—	(321)
Employee related benefits	—	10	—	—	10
Balance as of December 31, 2015	3	3,272	386	(293)	3,368
Comprehensive income (loss):
Net income (loss)	—	—	—	113	113
Other comprehensive income (loss), after tax	—	—	173	—	173
Total comprehensive income (loss)					286
Dividends paid and distributions of capital	—	(278)	—	—	(278)
Employee related benefits	—	—	—	—	—
Balance as of December 31, 2016	3	2,994	559	(180)	3,376
Comprehensive income (loss):
Net income (loss)	—	—	—	210	210
Other comprehensive income (loss), after tax	—	—	259	—	259
Total comprehensive income (loss)					469
Dividends paid and distributions of capital	—	(265)	—	—	(265)
Employee related benefits	—	1	—	—	1
Balance as of December 31, 2017	$3	$2,730	$818	$30	$3,581

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2017, 2016 and 2015
(In millions)

	Year Ended December 31,
	2017	2016	2015
Cash Flows from Operating Activities:
Net income (loss)	$210	$113	$173
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(80)	(80)	(84)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	234	168	134
Net accretion/amortization of discount/premium	12	(1)	7
Future policy benefits, claims reserves and interest credited	534	1,289	1,193
Deferred income tax (benefit) expense	(158)	(3)	(1)
Net realized capital losses	200	213	277
Depreciation	3	4	4
Change in:
Accrued investment income	(3)	(6)	(10)
Premiums receivable and reinsurance recoverable	138	205	91
Other receivables and asset accruals	21	7	2
Due to/from affiliates	(105)	30	26
Other payables and accruals	(3)	126	(57)
Other, net	(24)	(11)	1
Net cash provided by operating activities	979	2,054	1,756
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	4,462	3,184	3,373
Equity securities, available-for-sale	25	49	17
Mortgage loans on real estate	494	375	557
Limited partnerships/corporations	81	71	48
Acquisition of:
Fixed maturities	(4,247)	(5,664)	(5,258)
Equity securities, available-for-sale	(2)	—	(28)
Mortgage loans on real estate	(1,149)	(900)	(773)
Limited partnerships/corporations	(120)	(113)	(96)
Derivatives, net	203	28	(46)
Policy loans, net	5	11	9
Short-term investments, net	8	(33)	242
Short-term loan to affiliate, net	(80)	—	—
Collateral received (delivered), net	(189)	(30)	8
Net cash used in investing activities	(509)	(3,022)	(1,947)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2017, 2016 and 2015
(In millions)

	Year Ended December 31,
	2017	2016	2015
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,380	$3,746	$3,195
Maturities and withdrawals from investment contracts	(2,794)	(2,534)	(2,440)
Settlements on deposit contracts	(64)	(66)	(63)
Dividends paid and return of capital distribution	(265)	(278)	(321)
Net cash (used in) provided by financing activities	(743)	868	371
Net (decrease) increase in cash and cash equivalents	(273)	(100)	180
Cash and cash equivalents, beginning of period	561	661	481
Cash and cash equivalents, end of period	$288	$561	$661
Supplemental cash flow information:
Income taxes paid (received), net	$13	$15	$54

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

VRIAC has two wholly owned non-insurance subsidiaries, Voya Financial Partners, LLC ("VFP") and Directed Services LLC ("DSL").

On December 20, 2017, VRIAC's ultimate parent, Voya Financial, entered into a Master Transaction Agreement ("MTA") with VA Capital Company LLC ("VA Capital"), and Athene Holding Ltd ("Athene"), pursuant to which VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") will acquire certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership interests of DSL, the Company's broker-dealer subsidiary (collectively the "Transaction"). The Transaction is expected to close in the second or third quarter of 2018, subject to conditions specified in the MTA, including receipt of required regulatory approvals and other conditions.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets"), small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, consultants, dedicated financial guidance, planning and advisory representatives associated with Voya Financial, Inc.'s retail broker-dealer, Voya Financial Advisors, Inc. ("Voya Financial Advisors").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP and DSL. Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest.  Accrual of interest resumes after factors resulting in doubts about collectability have improved.

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation, and are included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, which generally range from 3 to 40 years, with the exception of land and artwork which are not depreciated. Depreciation expense is included in Operating expenses in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.7% to 6.6%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 5.3% for the years 2017, 2016 and 2015. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issues FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis. The Company will continue to evaluate as regulatory and business factors change.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

Share-Based Compensation
In March 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-09, “Compensation-Stock Compensation (ASC Topic 718): Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09”), which simplifies the accounting for share-based payment award transactions with respect to:

•	The income tax consequences of awards,

•	The impact of forfeitures on the recognition of expense for awards,

•	Classification of awards as either equity or liabilities, and

•	Classification on the statement of cash flows.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2016-09 were adopted by the Company on January 1, 2017 using the transition method prescribed for each applicable provision:

•
On a prospective basis, all excess tax benefits and tax deficiencies related to share-based compensation will be reported in Net income (loss), rather than Additional paid-in capital. Prior year excess tax benefits will remain in Additional paid- in capital.

•
The Company elected to retrospectively adopt the requirement to present cash inflows related to excess tax benefits as operating activities, which resulted in an immaterial reclassification of Share-based compensation cash flows from financing activities to operating activities in the Consolidated Statement of Cash Flows for the twelve months ended December 31, 2016.

The adoption of the remaining provisions of ASU 2016-09 had no effect on the Company's financial condition, results of operations, or cash flows.

Debt Instruments
In March 2016, the FASB issued ASU 2016-06, “Derivatives and Hedging (ASC Topic 815): Contingent Put and Call Options in Debt Instruments” (“ASU 2016-06”), which clarifies that an entity is only required to follow the four-step decision sequence when assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts for purposes of bifurcating an embedded derivative. The entity does not need to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks.

The provisions of ASU 2016-06 were adopted by the Company on January 1, 2017 using a modified retrospective approach. The adoption had no effect on the Company's financial condition, results of operations, or cash flows.

Consolidation
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar legal entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The Company adopted the provisions of ASU 2015-02 on January 1, 2016 using a modified retrospective approach. The adoption had no effect on the Company's financial condition or results of operations, but impacted disclosures only. Investments in limited partnerships previously accounted for as VOEs became VIEs under the new guidance as the limited partners do not hold substantive kick-out rights or participating rights. See "Variable Interest Entities" section of the Investments Note to these Consolidated Financial Statements for additional information.

Future Adoption of Accounting Pronouncements

Reclassification of Certain Tax Effects
In February 2018, the FASB issued ASU 2018-02, "Income Statement-Reporting Comprehensive Income (ASC Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income" ("ASU 2018-02"), which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the newly enacted Tax Cuts and Jobs Act of 2017 ("Tax Reform"). Stranded tax effects arise because generally accepted accounting principles require that the impact of a change in tax laws or rates on deferred tax liabilities and assets be reported in net income, even if related to items recognized within accumulated other comprehensive income. The amount of the reclassification would be

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

based on the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate, applied to deferred tax liabilities and assets reported within accumulated other comprehensive income.

The provisions of ASU 2018-02 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Initial adoption of ASU 2018-02 may be reported either in the period of adoption or on a retrospective basis in each period in which the effect of the change in the U.S. federal corporate income tax rate resulting from Tax Reform is recognized. The Company is currently evaluating the provisions of ASU 2018-02.

Derivatives & Hedging
In August 2017, the FASB issued ASU 2017-12, "Derivatives and Hedging (Topic ASC 815): Targeted Improvements to Accounting for Hedging Activities " ("ASU 2017-12"), which enables entities to better portray risk management activities in their financial statements, as follows:

•	Expands an entity's ability to hedge nonfinancial and financial risk components and reduces complexity in accounting for fair value hedges of interest rate risk,

•
Eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item,

•	Eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness, and

•	Modifies required disclosures.

The provisions of ASU 2017-12 are effective for fiscal years beginning after December 15, 2018, including interim periods, with early adoption permitted. Initial adoption of ASU 2017-12 is required to be reported using a modified retrospective approach, with the exception of the presentation and disclosure requirements, which are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2017-12.

Debt Securities
In March 2017, the FASB issued ASU 2017-08, "Receivables-Nonrefundable Fees and Other Costs (ASC Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the amortization period for certain callable debt securities held at a premium by requiring the premium to be amortized to the earliest call date.

The provisions of ASU 2017-08 are effective for fiscal years beginning after December 15, 2018, including interim periods, with early adoption permitted. Initial adoption of ASU 2017-08 is required to be reported using a modified retrospective approach.
The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2017-08.

Derecognition of Nonfinancial Assets
In February 2017, the FASB issued ASU 2017-05, “Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (ASC Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance & Accounting for Partial Sales of Nonfinancial Assets” (“ASU 2017-05”), which requires entities to apply certain recognition and measurement principles in ASU 2014-09, “Revenue from Contracts with Customers (ASC Topic 606)” (see "Revenue from Contracts with Customers" below) when they derecognize nonfinancial assets and in substance nonfinancial assets through sale or transfer, and the counterparty is not a customer.

The provisions of ASU 2017-05 are effective for annual and interim reporting periods beginning after December 15, 2017, with early adoption permitted, using either a retrospective or modified retrospective method. The Company does not currently expect the adoption of this guidance to have a material impact on the Company's financial condition, results of operations, or cash flows; however, finalization of implementation efforts will continue into the first quarter of 2018.

Statement of Cash Flows
In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (ASC Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”), which addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows.  The amendments provide guidance on eight specific cash flow issues.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2016-15 are effective retrospectively for fiscal years beginning after December 15, 2017, including interim periods, with early adoption permitted. The Company does not currently expect the adoption of this guidance to have a material impact on the Company's financial condition, results of operations, or cash flows; however, finalization of implementation efforts will continue into the first quarter of 2018.

Financial Instruments - Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which:

•	Introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments,

•	Modifies the impairment model for available-for-sale debt securities, and

•	Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

The provisions of ASU 2016-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted for fiscal years beginning after December 15, 2018. Initial adoption of ASU 2016-13 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-13.

Financial Instruments - Recognition and Measurement
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (ASC Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires:

•	Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.

•	Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.

•	The use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Separate presentation in other comprehensive income of the portion of the total change in fair value of a liability resulting from a change in own credit risk if the liability is measured at fair value under the fair value option.

•	Separate presentation on the balance sheet or financial statement notes of financial assets and financial liabilities by measurement category and form of financial asset.

The provisions of ASU 2016-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption only permitted for certain provisions. Initial adoption of ASU 2016-01 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to the balance sheet as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company does not currently expect the adoption of this guidance to have a material impact on the Company's financial condition, results of operations, or cash flows; however, finalization of implementation efforts will continue into the first quarter of 2018.

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.

The provisions of ASU 2014-09 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted as of January 1, 2017. Initial adoption of ASU 2014-09 is required to be reported using either a retrospective or modified retrospective approach.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company plans to adopt ASU 2014-09 on January 1, 2018 on a modified retrospective basis. As the scope of ASU 2014-09 excludes insurance contracts and financial instruments, the guidance does not apply to a significant portion of the Company’s business. Based on review to date, the Company anticipates that the adoption of ASU 2014-09 will result in the deferral of costs to obtain and fulfill certain financial services contracts, net of tax, with a related cumulative impact on retained earnings upon adoption, of approximately $70; however, finalization of implementation efforts will continue into the first quarter of 2018.

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2017:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$547	$109	$—	$—	$656	$—
U.S. Government agencies and authorities	3	—	—	—	3	—
State, municipalities and political subdivisions	842	40	4	—	878	—
U.S. corporate public securities	8,476	786	26	—	9,236	—
U.S. corporate private securities	3,387	148	38	—	3,497	—
Foreign corporate public securities and foreign governments(1)	2,594	192	9	—	2,777	—
Foreign corporate private securities(1)	3,105	155	45	—	3,215	7

Residential mortgage-backed securities:
Agency	1,878	65	17	6	1,932	—
Non-Agency	639	54	2	6	697	4
Total Residential mortgage-backed securities	2,517	119	19	12	2,629	4
Commercial mortgage-backed securities	1,437	39	6	—	1,470	—
Other asset-backed securities	671	11	1	—	681	2

Total fixed maturities, including securities pledged	23,579	1,599	148	12	25,042	13
Less: Securities pledged	864	104	8	—	960	—
Total fixed maturities	22,715	1,495	140	12	24,082	13
Equity securities	45	15	—	—	60	—
Total fixed maturities and equity securities investments	$22,760	$1,510	$140	$12	$24,142	$13
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $190 of net unrealized gains on impaired available-for-sale securities.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2016:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$693	$96	$2	$—	$787	$—
U.S. Government agencies and authorities	4	—	—	—	4	—
State, municipalities and political subdivisions	795	16	16	—	795	—
U.S. corporate public securities	9,511	533	72	—	9,972	1
U.S. corporate private securities	2,951	89	79	—	2,961	—
Foreign corporate public securities and foreign governments(1)	2,801	121	38	—	2,884	—
Foreign corporate private securities(1)	2,822	114	26	—	2,910	—

Residential mortgage-backed securities:
Agency	2,357	81	27	9	2,420	—
Non-Agency	314	48	2	8	368	5
Total Residential mortgage-backed securities	2,671	129	29	17	2,788	5
Commercial mortgage-backed securities	1,301	33	16	—	1,318	—
Other asset-backed securities	466	11	1	—	476	2

Total fixed maturities, including securities pledged	24,015	1,142	279	17	24,895	8
Less: Securities pledged	693	82	7	—	768	—
Total fixed maturities	23,322	1,060	272	17	24,127	8
Equity securities	67	15	—	—	82	—
Total fixed maturities and equity securities investments	$23,389	$1,075	$272	$17	$24,209	$8
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $176 of net unrealized gains on impaired available-for-sale securities.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2017, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$554	$561
After one year through five years	4,590	4,765
After five years through ten years	6,085	6,296
After ten years	7,725	8,640
Mortgage-backed securities	3,954	4,099
Other asset-backed securities	671	681
Fixed maturities, including securities pledged	$23,579	$25,042

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2017 and 2016, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2017
Communications	$1,145	$114	$1	$1,258
Financial	2,750	185	4	2,931
Industrial and other companies	7,953	532	65	8,420
Energy	1,970	159	33	2,096
Utilities	2,725	216	11	2,930
Transportation	697	52	2	747
Total	$17,240	$1,258	$116	$18,382

December 31, 2016
Communications	$1,223	$85	$10	$1,298
Financial	2,850	147	14	2,983
Industrial and other companies	8,479	346	99	8,726
Energy	2,145	105	49	2,201
Utilities	2,436	130	31	2,535
Transportation	618	26	6	638
Total	$17,751	$839	$209	$18,381

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2017 and 2016, approximately 52.1% and 58.4%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2017 and 2016, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2017 and 2016, the fair value of loaned securities was $799 and $548, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2017 and 2016, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $744 and $248, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2017 and 2016, liabilities to return collateral of $744 and $248, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

During the first quarter of 2016 under an amendment to the securities lending program, the Company began accepting non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2017 and 2016, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $61 and $316, respectively.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table sets forth borrowings under securities lending transactions by class of collateral pledged for the dates indicated:

	December 31, 2017(1)(2)	December 31, 2016(1)(2)
U.S. Treasuries	$177	$304
U.S. corporate public securities	460	179
Foreign corporate public securities and foreign governments	168	80
Short-term Investments	—	1
Payables under securities loan agreements	$805	$564
(1) As of December 31, 2017 and December 31, 2016, borrowings under securities lending transactions include cash collateral of $744 and $248, respectively.
(2) As of December 31, 2017 and December 31, 2016, borrowings under securities lending transactions include non-cash collateral of $61 and $316, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $411 and $348 as of December 31, 2017 and 2016, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2017:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$18	$—	$—	$—	$12	$—	$30	$—
State, municipalities and political subdivisions	34	—	1	—	91	4	126	4
U.S. corporate public securities	504	11	—	—	304	15	808	26
U.S. corporate private securities	226	2	46	2	499	34	771	38
Foreign corporate public securities and foreign governments	148	1	5	—	99	8	252	9
Foreign corporate private securities	135	38	13	—	161	7	309	45
Residential mortgage-backed	263	5	26	1	438	13	727	19
Commercial mortgage-backed	436	5	19	—	50	1	505	6
Other asset-backed	95	1	9	—	38	—	142	1
Total	$1,859	$63	$119	$3	$1,692	$82	$3,670	$148

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2016:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$134	$2	$—	$—	$—	$—	$134	$2
State, municipalities and political subdivisions	427	15	—	—	5	1	432	16
U.S. corporate public securities	2,107	53	2	—	180	19	2,289	72
U.S. corporate private securities	1,011	48	23	1	131	30	1,165	79
Foreign corporate public securities and foreign governments	678	21	1	—	132	17	811	38
Foreign corporate private securities	600	23	—	—	45	3	645	26
Residential mortgage-backed	881	23	109	3	54	3	1,044	29
Commercial mortgage-backed	415	16	5	—	6	—	426	16
Other asset-backed	147	—	1	—	17	1	165	1
Total	$6,400	$201	$141	$4	$570	$74	$7,111	$279

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 95.4% and 88.6% of the average book value as of December 31, 2017 and 2016, respectively.

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2017
Six months or less below amortized cost	$1,883	$67	$30	$38	433	7
More than six months and twelve months or less below amortized cost	128	7	4	2	37	1
More than twelve months below amortized cost	1,661	72	53	21	335	7
Total	$3,672	$146	$87	$61	805	15

December 31, 2016
Six months or less below amortized cost	$6,702	$22	$215	$5	1,098	9
More than six months and twelve months or less below amortized cost	269	3	14	1	54	2
More than twelve months below amortized cost	313	81	21	23	128	5
Total	$7,284	$106	$250	$29	1,280	16

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2017
U.S. Treasuries	$30	$—	$—	$—	6	—
State, municipalities and political subdivisions	130	—	4	—	96	—
U.S. corporate public securities	828	6	24	2	167	2
U.S. corporate private securities	743	66	18	20	71	2
Foreign corporate public securities and foreign governments	254	7	7	2	61	1
Foreign corporate private securities	288	66	8	37	35	6
Residential mortgage-backed	746	—	19	—	194	3
Commercial mortgage-backed	511	—	6	—	131	—
Other asset-backed	142	1	1	—	44	1
Total	$3,672	$146	$87	$61	805	15

December 31, 2016
U.S. Treasuries	$136	$—	$2	$—	22	—
State, municipalities and political subdivisions	448	—	16	—	187	—
U.S. corporate public securities	2,352	9	69	3	417	3
U.S. corporate private securities	1,162	82	56	23	108	3
Foreign corporate public securities and foreign governments	837	13	35	3	159	3
Foreign corporate private securities	670	—	26	—	64	2
Residential mortgage-backed	1,073	—	29	—	196	3
Commercial mortgage-backed	442	—	16	—	90	1
Other asset-backed	164	2	1	—	37	1
Total	$7,284	$106	$250	$29	1,280	16

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairment analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2017, the Company did not have any new commercial mortgage loan troubled debt restructuring and had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $3. As of December 31, 2016, the Company had no new troubled debt restructurings for commercial mortgage loans or private placement bonds.

As of December 31, 2017 the Company held no commercial mortgage troubled debt restructured loans.

As of December 31, 2017 and 2016, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2017			December 31, 2016
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$4	$4,907	$4,911	$5	$4,251	$4,256
Collective valuation allowance for losses	N/A	(1)	(1)	N/A	(1)	(1)
Total net commercial mortgage loans	$4	$4,906	$4,910	$5	$4,250	$4,255
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2017, 2016 and 2015.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2017	December 31, 2016
Collective valuation allowance for losses, balance at January 1	$1	$1
Addition to (reduction of) allowance for losses	—	—
Collective valuation allowance for losses, end of period	$1	$1

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2017	December 31, 2016
Impaired loans without allowances for losses	$4	$4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$4	$4
Unpaid principal balance of impaired loans	$6	$6

As of December 31, 2017 and 2016 the Company did not have any impaired loans with allowances for losses.

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2017 and 2016.

There were no loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2017 and 2016.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made to either apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2017	2016	2015
Impaired loans, average investment during the period (amortized cost)(1)	$4	$8	$22
Interest income recognized on impaired loans, on an accrual basis(1)	—	—	1
Interest income recognized on impaired loans, on a cash basis(1)	—	—	1
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	—	1
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2017 (1)	December 31, 2016 (1)
Loan-to-Value Ratio:
0% - 50%	$341	$369
>50% - 60%	1,256	1,079
>60% - 70%	3,042	2,574
>70% - 80%	262	231
>80% and above	10	3
Total Commercial mortgage loans	$4,911	$4,256
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2017 (1)	December 31, 2016 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$3,902	$3,428
>1.25x - 1.5x	340	415
>1.0x - 1.25x	600	341
Less than 1.0x	54	47
Commercial mortgage loans secured by land or construction loans	15	25
Total Commercial mortgage loans	$4,911	$4,256
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2017 (1)		December 31, 2016 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$985	20.1%	$969	22.8%
South Atlantic	982	20.0%	956	22.5%
Middle Atlantic	1,097	22.4%	710	16.7%
West South Central	552	11.2%	432	10.2%
Mountain	457	9.3%	371	8.7%
East North Central	468	9.5%	448	10.5%
New England	77	1.6%	81	1.9%
West North Central	243	4.9%	223	5.2%
East South Central	50	1.0%	66	1.5%
Total Commercial mortgage loans	$4,911	100.0%	$4,256	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2017 (1)		December 31, 2016 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,383	28.1%	$1,359	31.8%
Industrial	1,326	27.0%	961	22.6%
Apartments	948	19.3%	794	18.7%
Office	829	16.9%	711	16.7%
Hotel/Motel	177	3.6%	170	4.0%
Mixed Use	52	1.1%	50	1.2%
Other	196	4.0%	211	5.0%
Total Commercial mortgage loans	$4,911	100.0%	$4,256	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table presents mortgages by year of origination as of the dates indicated:

	December 31, 2017 (1)	December 31, 2016 (1)
Year of Origination:
2017	$1,086	$—
2016	867	875
2015	703	729
2014	538	548
2013	644	685
2012	510	681
2011 and prior	563	738
Total Commercial mortgage loans	$4,911	$4,256
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2017			2016		2015
	Impairment		No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. corporate public securities	$—	*	3	$3	2	$9		8
Foreign corporate public securities and foreign governments(1)	2		3	12	3	34		9
Foreign corporate private securities(1)	9		2	1	2	1		1
Residential mortgage-backed	1		17	3	25	2		26
Commercial mortgage-backed	—	*	1	—	—	—		—
Other asset-backed	—		—	—	—	—	*	1
Total	$12		26	$19	32	$46		45
(1) Primarily U.S. dollar denominated.
*Less than $1.

The above tables include $12, $1 and $4 of write-downs related to credit impairments for the years ended December 31, 2017, 2016 and 2015, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining write-downs for the year ended December 31, 2017 related to intent impairments are immaterial. The remaining $18 and $42 in write-downs for the years ended December 31, 2016 and 2015, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2017			2016		2015
	Impairment		No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$—	*	3	$4	1	$9	7
Foreign corporate public securities and foreign governments(1)	—		—	12	2	32	8
Residential mortgage-backed	—	*	6	2	4	1	5
Commercial mortgage-backed	—	*	1	—	—	—	—
Total	$—		10	$18	7	$42	20
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2017	2016	2015
Balance at January 1	$9	$19	$22
Additional credit impairments:
On securities not previously impaired	9	—	—
On securities previously impaired	—	1	1
Reductions:
Increase in cash flows	—	2	—
Securities sold, matured, prepaid or paid down	2	9	4
Balance at December 31	$16	$9	$19

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2017	2016	2015
Fixed maturities	$1,302	$1,325	$1,230
Equity securities, available-for-sale	4	4	4
Mortgage loans on real estate	211	191	195
Policy loans	10	12	12
Short-term investments and cash equivalents	1	1	1
Other	60	30	22
Gross investment income	1,588	1,563	1,464
Less: investment expenses	68	62	54
Net investment income	$1,520	$1,501	$1,410

As of December 31, 2017 and 2016, the Company had $3 of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2017	2016	2015
Fixed maturities, available-for-sale, including securities pledged	$(29)	$(70)	$(65)
Fixed maturities, at fair value option	(226)	(201)	(142)
Derivatives	9	51	(14)
Embedded derivatives - fixed maturities	(5)	(6)	(4)
Guaranteed benefit derivatives	55	13	(52)
Other investments	(4)	—	—
Net realized capital gains (losses)	$(200)	$(213)	$(277)
After-tax net realized capital gains (losses)	$(131)	$(139)	$(180)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2017	2016	2015
Proceeds on sales	$2,916	$1,825	$1,836
Gross gains	30	20	25
Gross losses	39	85	49

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may correlate to a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company also used futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of fixed index annuity ("FIA") contracts.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, accounted for under the deposit method, that contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME")
rule changes related to the variation margin payments, effective the first quarter of 2017, the Company is required to adjust the derivative balances with the variation margin payments related to our cleared derivatives executed through CME.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2017			December 31, 2016
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$35	$—	$—	$35	$—	$—
Foreign exchange contracts	533	—	52	231	13	7
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	18,769	117	20	29,112	438	154
Foreign exchange contracts	26	—	—	175	12	12
Equity contracts	154	9	7	89	2	—
Credit contracts	771	10	6	426	6	—
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	12	—	N/A	17	—
Within products	N/A	—	117	N/A	—	174
Within reinsurance agreements	N/A	—	(21)	N/A	—	(44)
Managed custody guarantees	N/A	—	—	N/A	—	—
Total		$148	$181		$488	$303

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2017 and 2016. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2017
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$771	$10	$6
Equity contracts	154	9	7
Foreign exchange contracts	559	—	52
Interest rate contracts	17,286	117	20
		136	85
Counterparty netting(1)		(50)	(50)
Cash collateral netting(1)		(84)	—
Securities collateral netting(1)		—	(30)
Net receivables/payables		$2	$5
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2016
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$426	$6	$—
Equity contracts	89	2	—
Foreign exchange contracts	406	25	19
Interest rate contracts	25,606	438	154
		471	173
Counterparty netting(1)		(169)	(169)
Cash collateral netting(1)		(266)	—
Securities collateral netting(1)		(11)	(2)
Net receivables/payables		$25	$2
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2017, the Company held $11 and $74 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2016, the Company held $43 and $227 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2017, the Company delivered $161 of securities and held no securities as collateral. As of December 31, 2016, the Company delivered $220 of securities and held $11 of securities as collateral.

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2017	2016	2015
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$1	$—	$1
Foreign exchange contracts	12	(2)	1
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(7)	50	(16)
Foreign exchange contracts	(3)	(1)	1
Equity contracts	1	1	(1)
Credit contracts	5	3	—
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	(5)	(6)	(4)
Within products(2)	55	12	(52)
Within reinsurance agreements(3)	(22)	(28)	58
Managed custody guarantees(2)	—	1	—
Total	$37	$30	$(12)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2017, 2016 and 2015, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2017, the fair values of credit default swaps of $10 and $6 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2016, the fair value of credit default swaps of $6 was included in Derivatives assets on the Consolidated Balance Sheets. As of December 31, 2016, there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2017, the maximum potential future exposure to the Company was $497 on credit default swaps. As of December 31, 2016, the maximum potential

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

future exposure to the Company was $402 on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$597	$59	$—	$656
U.S. Government agencies and authorities	—	3	—	3
State, municipalities and political subdivisions	—	878	—	878
U.S. corporate public securities	—	9,210	26	9,236
U.S. corporate private securities	—	2,855	642	3,497
Foreign corporate public securities and foreign governments(1)	—	2,777	—	2,777
Foreign corporate private securities (1)	—	3,123	92	3,215
Residential mortgage-backed securities	—	2,608	21	2,629
Commercial mortgage-backed securities	—	1,463	7	1,470
Other asset-backed securities	—	638	43	681
Total fixed maturities, including securities pledged	597	23,614	831	25,042
Equity securities, available-for-sale	10	—	50	60
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	—	—	—
Equity contracts	—	9	—	9
Credit contracts	—	10	—	10
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,078	—	—	1,078
Assets held in separate accounts	67,966	5,059	11	73,036
Total assets	$69,651	$28,809	$892	$99,352
Percentage of Level to total	70%	29%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$20	$20
Stabilizer and MCGs	—	—	97	97
Other derivatives:
Interest rate contracts	—	20	—	20
Foreign exchange contracts	—	52	—	52
Equity contracts	—	7	—	7
Credit contracts	—	6	—	6
Embedded derivative on reinsurance	—	(21)	—	(21)
Total liabilities	$—	$64	$117	$181
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$729	$58	$—	$787
U.S. Government agencies and authorities	—	4	—	4
State, municipalities and political subdivisions	—	795	—	795
U.S. corporate public securities	—	9,965	7	9,972
U.S. corporate private securities	—	2,436	525	2,961
Foreign corporate public securities and foreign governments(1)	—	2,884	—	2,884
Foreign corporate private securities (1)	—	2,756	154	2,910
Residential mortgage-backed securities	—	2,767	21	2,788
Commercial mortgage-backed securities	—	1,308	10	1,318
Other asset-backed securities	—	449	27	476
Total fixed maturities, including securities pledged	729	23,422	744	24,895
Equity securities, available-for-sale	34	—	48	82
Derivatives:
Interest rate contracts	—	438	—	438
Foreign exchange contracts	—	25	—	25
Equity contracts	—	2	—	2
Credit contracts	—	6	—	6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	940	33	—	973
Assets held in separate accounts	57,192	4,783	6	61,981
Total assets	$58,895	$28,709	$798	$88,402
Percentage of Level to total	67%	32%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23	$23
Stabilizer and MCGs	—	—	151	151
Other derivatives:
Interest rate contracts	1	153	—	154
Foreign exchange contracts	—	19	—	19
Equity contracts	—	—	—	—
Credit contracts	—	—	—	—
Embedded derivative on reinsurance	—	(44)	—	(44)
Total liabilities	$1	$128	$174	$303
(1) Primarily U.S. dollar denominated.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. Government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities, and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2017, $0.6 billion and $18.1 billion of a total fair value of $25.0 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2016, $0.7 billion and $18.8 billion of a total fair value of $24.9 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents exit price for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.The remaining derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2017 and 2016. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2017
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$7	$—	$—	$11	$—	$—	$(1)	$9	$—	$26	$—
U.S. Corporate private securities	525	—	10	61	—	(1)	(12)	69	(10)	642	—
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	154	(9)	(37)	31	—	—	(14)	—	(33)	92	(9)
Residential mortgage-backed securities	21	(7)	—	5	—	—	—	2	—	21	(7)
Commercial mortgage-backed securities	10	—	—	7	—	—	—	—	(10)	7	—
Other asset-backed securities	27	—	1	32	—	—	(2)	—	(15)	43	—
Total fixed maturities, including securities pledged	744	(16)	(26)	147	—	(1)	(29)	80	(68)	831	(16)
Equity securities, available-for-sale	48	—	—	2	—	—	—	—	—	50	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(151)	57	—	—	(3)	—	—	—	—	(97)	—
FIA(2)	(23)	(2)	—	—	—	—	5	—	—	(20)	—
Assets held in separate accounts(5)	6	—	—	18	—	(3)	—	2	(12)	11	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2016
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$2	$—	$—	$—	$—	$(1)	$(1)	$7	$—	$7	$—
U.S. Corporate private securities	396	—	3	173	—	(17)	(67)	44	(7)	525	—
Foreign corporate public securities and foreign governments(1)	1	(1)	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	158	(1)	6	—	—	—	(26)	20	(3)	154	(1)
Residential mortgage-backed securities	28	(7)	—	—	—	—	—	—	—	21	(7)
Commercial mortgage-backed securities	13	—	—	3	—	—	(5)	—	(1)	10	—
Other asset-backed securities	13	—	—	15	—	—	(2)	1	—	27	—
Total fixed maturities, including securities pledged	611	(9)	9	191	—	(18)	(101)	72	(11)	744	(8)
Equity securities, available-for-sale	48	—	—	—	—	—	—	—	—	48	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(162)	16	—	—	(5)	—	—	—	—	(151)	—
FIA(2)	(23)	(3)	—	—	—	—	3	—	—	(23)	—
Assets held in separate accounts(5)	4	—	—	3	—	—	—	3	(4)	6	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2017 and 2016, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2017:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 6.3%
Nonperformance risk	0.02% to 1.1%		0.02% to 1.1%
Actuarial Assumptions:
Partial Withdrawals	0.5% to 7.0%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	92%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	8%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2016:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.5%
Nonperformance risk	0.25% to 1.6%		0.25% to 1.6%
Actuarial Assumptions:
Partial Withdrawals	0% to 7.0%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	93%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	7%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2017		December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$25,042	$25,042	$24,895	$24,895
Equity securities, available-for-sale	60	60	82	82
Mortgage loans on real estate	4,910	4,924	4,255	4,340
Policy loans	214	214	219	219
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,078	1,078	973	973
Derivatives	136	136	471	471
Notes receivable from affiliates	175	222	175	216
Short-term loan to affiliate	80	80	—	—
Assets held in separate accounts	73,036	73,036	61,981	61,981
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	25,314	29,431	24,943	28,877
Supplementary contracts, immediate annuities and other	365	418	386	438
Deposit liabilities	135	198	172	246
Derivatives:
Guaranteed benefit derivatives:
FIA	20	20	23	23
Stabilizer and MCGs	97	97	151	151
Other derivatives	85	85	173	173
Long-term debt	5	5	5	5
Embedded derivatives on reinsurance	(21)	(21)	(44)	(44)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Short-term loans to affiliate: Due to their short-term nature, fair value approximates carrying value. Short-term loans to affiliate are classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Deposit liabilities: Fair value is estimated as the present value of expected cash flows associated with the deposit liability discounted using risk-free rates plus adjustments for nonperformance risk and uncertainty in the expected cash flows. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2015	$396	$527		$923
Deferrals of commissions and expenses	77	6		83
Amortization:
Amortization, excluding unlocking	(84)	(109)		(193)
Unlocking (1)	(23)	(9)		(32)
Interest accrued	36	56	(2)	92
Net amortization included in the Consolidated Statements of Operations	(71)	(62)		(133)
Change in unrealized capital gains/losses on available-for-sale securities	118	238		356
Balance as of December 31, 2015	520	709		1,229
Deferrals of commissions and expenses	74	5		79
Amortization:
Amortization, excluding unlocking	(72)	(87)		(159)
Unlocking (1)	(24)	(73)		(97)
Interest accrued	38	51	(2)	89
Net amortization included in the Consolidated Statements of Operations	(58)	(109)		(167)
Change in unrealized capital gains/losses on available-for-sale securities	(59)	(68)		(127)
Balance as of December 31, 2016	477	537		1,014
Deferrals of commissions and expenses	75	5		80
Amortization:
Amortization, excluding unlocking	(76)	(83)		(159)
Unlocking (1)	(61)	(93)		(154)
Interest accrued	37	43	(2)	80
Net amortization included in the Consolidated Statements of Operations	(100)	(133)		(233)
Change in unrealized capital gains/losses on available-for-sale securities	(67)	(42)		(109)
Balance as of December 31, 2017	$385	$367		$752
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. The 2017 amounts include unfavorable unlocking for DAC and VOBA of $80 and $140, respectively, associated with consent acceptances received from customers and expected future acceptances of customer consents to changes related to guaranteed minimum interest rate provisions of certain retirement plan contracts with fixed investment options.

(2)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2017, 2016 and 2015.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Year	Amount
2018	38
2019	26
2020	23
2021	20
2022	18

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2017, the account value for the separate account contracts with guaranteed minimum benefits was $38.1 billion. The additional liability recognized related to minimum guarantees was $103. As of December 31, 2016, the account value for the separate account contracts with guaranteed minimum benefits was $38.4 billion. The additional liability recognized related to minimum guarantees was $158.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2017 and 2016 was $8.6 billion and $8.0 billion, respectively.

7.    Reinsurance

As of December 31, 2017, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2017, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting. Subsequent to December 31, 2017, the Company recaptured its agreement with Langhorne I, LLC. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2017 and 2016, the Company had $1.5 billion and $1.6 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

The Company assumed $25 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $7 and $8 were maintained for this contract as of December 31, 2017 and 2016, respectively.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2017	2016
Reserves ceded and claims recoverable	$1,512	$1,650
Premiums receivable, net	(16)	(16)
Total	$1,496	$1,634

For the years ended December 31, 2017, 2016 and 2015, premiums, net of reinsurance were $48, $870 and $657, respectively.

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2017, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $265, $261 of which was paid on May 24, 2017 and $4 of which was paid on December 28, 2017. During the year ended December 31, 2016, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $278, $274 of which was paid on May 23, 2016 and $4 of which was paid on December 27, 2016.

On March 23, 2017, VFP paid a $20 dividend to VRIAC; on June 23, 2017, VFP paid a $20 dividend to VRIAC; on September 25, 2017, VFP paid a $20 dividend to VRIAC; and on December 15, 2017, VFP paid a $25 dividend to VRIAC. During the year ended December 31, 2016, VFP paid dividends in the amount of $85 to VRIAC.

During the years ended December 31, 2017 and 2016, DSL did not pay any dividends to VRIAC, its parent.

During the years ended December 31, 2017 and 2016, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Statutory net income (loss) was $195, $266 and $318, for the years ended December 31, 2017, 2016 and 2015, respectively. Statutory capital and surplus was $1.8 billion and $2.0 billion as of December 31, 2017 and 2016, respectively.
9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2017	2016	2015
Fixed maturities, net of OTTI	$1,451	$862	$437
Equity securities, available-for-sale	15	15	14
Derivatives	124	201	209
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(433)	(324)	(196)
Premium deficiency reserve adjustment	(115)	(90)	(67)
Other	5	—	—
Unrealized capital gains (losses), before tax	1,047	664	397
Deferred income tax asset (liability)	(234)	(111)	(18)
Unrealized capital gains (losses), after tax	813	553	379
Pension and other postretirement benefits liability, net of tax	5	6	7
AOCI	$818	$559	$386

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2017
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$564		$(190)	$374
Equity securities	—		—	—
Other	5		(2)	3
OTTI	(4)		1	(3)
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	29		(10)	19
DAC/VOBA and Sales inducements	(109)	(1)	42	(67)
Premium deficiency reserve adjustment	(25)		9	(16)
Change in unrealized gains/losses on available-for-sale securities	460		(150)	310

Derivatives:
Derivatives	(53)	(2)	19	(34)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		8	(16)
Change in unrealized gains/losses on derivatives	(77)		27	(50)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2)	(3)	1	(1)
Change in pension and other postretirement benefits liability	(2)		1	(1)
Change in Other comprehensive income (loss)	$381		$(122)	$259
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2016
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$346		$(121)	$225
Equity securities	1		—	1
Other	—		—	—
OTTI	9		(3)	6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	70		(25)	45
DAC/VOBA and Sales inducements	(128)	(1)	45	(83)
Premium deficiency reserve adjustment	(23)		8	(15)
Change in unrealized gains/losses on available-for-sale securities	275		(96)	179

Derivatives:
Derivatives	11	(2)	(4)	7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(19)		7	(12)
Change in unrealized gains/losses on derivatives	(8)		3	(5)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$266		$(93)	$173
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2015
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,184)		$410	$(774)
Equity securities	—		—	—
Other	—		—	—
OTTI	3		(1)	2
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	65		(23)	42
DAC/VOBA and Sales inducements	356	(1)	(125)	231
Premium deficiency reserve adjustment	63		(22)	41
Change in unrealized gains/losses on available-for-sale securities	(697)		239	(458)

Derivatives:
Derivatives	20	(2)	(7)	13
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(14)		5	(9)
Change in unrealized gains/losses on derivatives	6		(2)	4

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2)	(3)	1	(1)
Change in pension and other postretirement benefits liability	(2)		1	(1)
Change in Other comprehensive income (loss)	$(693)		$238	$(455)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2017	2016	2015
Current tax expense (benefit):
Federal	$37	$24	$54
Total current tax expense (benefit)	37	24	54
Deferred tax expense (benefit):
Federal	(158)	(3)	(1)
Total deferred tax expense (benefit)	(158)	(3)	(1)
Total income tax expense (benefit)	$(121)	$21	$53

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2017	2016		2015
Income (loss) before income taxes	$89	$134		$226
Tax rate	35.0%	35.0%		35.0%
Income tax expense (benefit) at federal statutory rate	31	47		79
Tax effect of:
Dividends received deduction	(36)	(27)		(24)
Valuation allowance	(5)	(2)		(4)
Tax Credit	5	2		4
Effect of Tax Reform	(116)	—	—	—
Other	—	1		(2)
Income tax expense (benefit)	$(121)	$21		$53
Effective tax rate	(136.0)%	15.7%		23.5%

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform makes broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; (3) changing how alternative minimum tax credits can be realized; and (4) eliminating the net operating loss (“NOL”) carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017.
The SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address situations where a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting under ASC Topic 740 for certain income tax effects of Tax Reform for the reporting period of enactment. SAB 118 allows the Company to provide a provisional estimate of the impacts of Tax Reform during a measurement period similar to the measurement period used when accounting for business combinations. Adjustments to provisional estimates and additional impacts from Tax Reform must be recorded as they are identified during the measurement period as provided for in SAB 118.
In reliance on SAB 118, the Company provisionally remeasured its deferred tax assets and liabilities based on the 21% tax rate at which they are expected to reverse in the future. The Company continues to analyze the effects of Tax Reform and will record adjustments and additional impacts from Tax Reform as they are identified during the measurement period as provided for in SAB 118.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2017	2016
Deferred tax assets
Insurance reserves	$125	$224
Investments	75	141
Compensation and benefits	55	71
Other assets	3	8
Total gross assets before valuation allowance	258	444
Less: Valuation allowance	—	5
Assets, net of valuation allowance	258	439

Deferred tax liabilities
Net unrealized investment (gains) losses	(311)	(346)
Deferred policy acquisition costs	(134)	(316)
Total gross liabilities	(445)	(662)
Net deferred income tax asset (liability)	$(187)	$(223)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2017, the Company had no valuation allowance. As of December 31, 2016, the Company had total valuation allowance of $5. As of December 31, 2017 and December 31, 2016, $119 and $124, respectively, of these valuation allowances were allocated to continuing operations, and $(119) as of the end of each period was allocated to Other comprehensive income related to realized and unrealized capital losses.

For the years ended December 31, 2017, 2016 and 2015, the decreases in the valuation allowance were $5, $2 and $4, respectively, all of which were allocated to continuing operations.

Tax Sharing Agreement

The Company had a (payable)/receivable from Voya Financial, Inc. of $(23)and $1 as of December 31, 2017 and 2016, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. Also, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial, Inc. would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2017 and December 31, 2016.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2017 and December 31, 2016.

Tax Regulatory Matters

Voya Financial, Inc. (including the Company) return is currently under audit by the IRS, and it is expected that the examination of tax year 2016 will be finalized within the next twelve months. Voya Financial, Inc. (including the Company) and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2016 through 2018.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $8, $8 and $6 for the years ended December 31, 2017, 2016 and 2015, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $11, $10 and $10, for the years ended December 31, 2017, 2016 and 2015, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016
Change in benefit obligation:
Benefit obligation, January 1	$88	$88
Interest cost	4	4
Benefits paid	(5)	(5)
Actuarial (gains) losses on obligation	1	1
Benefit obligation, December 31	$88	$88

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2017 and 2016:

	December 31,
	2017	2016
Accrued benefit cost	$(88)	$(88)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(1)	(2)
Net amount recognized	$(89)	$(90)

Assumptions

The discount rate used in the measurement of the December 31, 2017 and 2016 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2017	2016
Discount rate	3.85%	4.55%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2017	2016	2015
Discount rate	4.55%	4.81%	4.36%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Interest cost	$4	$4	$4
Amortization of prior service cost (credit)	(1)	(1)	(1)
Net (gain) loss recognition	1	1	(7)
Net periodic (benefit) cost	$4	$4	$(4)

Cash Flows

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2018	$6
2019	6
2020	6
2021	6
2022	6
2023-2027	27

In 2018, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 through 2017. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial, Inc. of $24, $22 and $22 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company recognized tax benefits of $9, $8 and $8 for the years ended 2017, 2016 and 2015, respectively. Prior to January 1, 2017, excess tax benefits were recognized in Additional paid-in capital and accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital were not recognized until the benefits resulted in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

On a prospective basis from January 1, 2017, all excess tax benefits and tax deficiencies related to share-based compensation are reported in net income, rather than Additional paid-in capital.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans for the years ended December 31, 2017, 2016 and 2015, were immaterial.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $10 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $11 as security for its repayment obligations with respect to the loan. The letter of credit was cancelled in August 2017. As of December 31, 2017 and 2016, the amount of the loan outstanding was $5, which was reflected in Long-term debt on the Consolidated Balance Sheets.

In August 2017, the loan agreement between VRIAC and DECD was amended to allow for the substitution of cash as collateral in place of the letter of credit along with a Pledge and Security Agreement between VRIAC and the DECD pursuant to which VRIAC grants the DECD a lien on and security interest in a cash deposit account in the name of VRIAC held at The Bank of New York Mellon ("BNY Mellon") and a Collateral Account Control Agreement by and among VRIAC, the DECD and BNY Mellon to accommodate the cash deposit account. Upon completion of the amendment documents, on August 1, 2017, $5 in cash was transferred into the cash deposit account. The pledged cash collateral amount is the current outstanding principal amount of $5, reflecting a recent immaterial amount of credit for loan forgiveness, plus an amount to cover a default penalty of 2.5% of the original $10 funding. VRIAC's monthly payments of principal and interest are processed out of the cash deposit account.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

in the Company no longer being party to any operating leases. For the years ended December 31, 2017, 2016 and 2015, rent expense for leases was $4.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2017 the Company had off-balance sheet commitments to acquire mortgage loans of $179 and purchase limited partnerships and private placement investments of $527.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2017	2016
Other fixed maturities-state deposits	$13	$13
Securities pledged(1)	960	768
Total restricted assets	$973	$781
(1) Includes the fair value of loaned securities of $799 and $548 as of December 31, 2017 and 2016, respectively. In addition, as of December 31, 2017 and 2016, the Company delivered securities as collateral of $161 and $220, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. Subsequent to December 31, 2017, the Company issued $100 of funding agreements to the FHLB and pledged assets as required collateral.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Dezelan v. Voya Retirement Insurance and Annuity Company (USDC District of Connecticut, No. 3:16-cv-1251) (filed July 26, 2016), a putative class action in which plaintiff, a participant in a 403(b) Plan, seeks to represent a class of plans whose assets are invested in VRIAC “Group Annuity Contract Stable Value Funds.” Plaintiff alleges that VRIAC has violated the Employee Retirement Income Security Act of 1974 by charging unreasonable fees and setting its own compensation in connection with stable value products. Plaintiff seeks declaratory and injunctive relief, disgorgement of profits, damages and attorney’s fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously. On July 19, 2017, the district court granted the Company's motion to dismiss, but permitted the plaintiff to file an amended complaint. The plaintiff has filed a first amended complaint, and the Company has moved to dismiss that complaint.

Litigation also includes Goetz v. Voya Financial and Voya Retirement Insurance and Annuity Company (USDC District of Delaware, No. 1:17-cv-1289) (filed September 8, 2017), a putative class action in which plaintiff, a participant in a 401(k) plan, seeks to represent other participants in the plan as well as a class of similarly situated plans that “contract with [Voya] for recordkeeping and other services.” Plaintiff alleges that “Voya” breached its fiduciary duty to the plan and other plan participants by charging unreasonable and excessive recordkeeping fees, and that “Voya” distributed materially false and misleading 404a-5 administrative and fund fee disclosures to conceal its excessive fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2017, 2016 and 2015, expenses were incurred in the amounts of $64, $58 and $52, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2017, 2016 and 2015, expenses were incurred in the amounts of $263, $265 and $235, respectively.

•
Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years ended December 31, 2017, 2016 and 2015, expenses related to the agreement were incurred in the amount of $43, $45 and $27, respectively.

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2017, 2016 and 2015, VRIAC's net earnings related to the agreement were in the amount of $7, $5 and $8, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. In connection with the termination of the DSL agreement, as described below, the intercompany agreement with VIM was amended, effective May 1,2017. For the years ended December 31, 2017, 2016 and 2015, revenue under the VIM intercompany agreement was $55, $33 and $35, respectively.

•
Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2017, 2016 and 2015 commission expenses incurred by VRIAC were $77, $73 and $74, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2017, 2016 and 2015, commissions were collected in the amount of $170, $175 and $230, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the

C-73

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contracting Party or are purchased for certain customers of the Contracting Party. On or about May 1, 2017, Voya Investments, LLC ("VIL") was appointed investment advisor for these certain additional U.S. registered investment companies previously managed by DSL, which in turn caused DSL and the Contracting Party to terminate separate revenue sharing intercompany agreements dated as of December 22, 2010 between DSL and the Contracting Party by which DSL had paid a portion of the revenue DSL earned as investment adviser. DSL continues to pay the Contracting Party the revenue DSL earns for other related services. For the years ended December 31, 2017, 2016 and 2015, expenses were incurred under these intercompany agreements in the amounts of $83, $123 and $207, respectively.

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2017, 2016 and 2015, expenses were incurred under this service agreement in the amounts of $2, $3 and $3, respectively.

•
Administrative and advisory services agreements with VIL and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust. For the years ended December 31, 2017, 2016 and 2015, expenses were incurred in the amounts of $23, $70 and $68, respectively. See above where it is discussed that DSL no longer provides these advisory services, effective on May 1, 2017.

Reinsurance Agreements

The Company has entered into the following agreements that are accounted for under the deposit method with two of its affiliates. As of December 31, 2017 and 2016, the Company had deposit assets of $63 and $80, respectively, and deposit liabilities of $135 and $172, respectively, related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC (“Langhorne”), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business.

Effective January 1, 2018, the Company recaptured its coinsurance agreement with Langhorne to manage the reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee, which resulted in the Company recording a $74 pre-tax gain on recapture of reinsured business that will be reported in Operating expenses in the first quarter 2018 Consolidated Statement of Operations.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Investment Advisory and Other Fees

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with VIL, an affiliate, pursuant to which VIL, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2017, 2016 and 2015, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $179, $350 and $380, respectively. As of December 31, 2017 and 2016, DSL had $8 and $30, respectively, receivable from

C-74

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Voya Investors Trust under the management agreement. See "Operating Agreements" section above where it is discussed that DSL no longer provide these advisory services, effective on May 1, 2017.

Additionally, VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For the years ended December 31, 2017, 2016 and 2015, distribution revenues received by VFP related to affiliated mutual fund products were $27, $25 and $26, respectively.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2017, 2016, and 2015, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred immaterial interest expense for the years ended December 31, 2017, 2016 and 2015. The Company earned interest income of $1 for the years ended December 31, 2017 and 2015 and an immaterial amount for the year ended 2016. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2017 the Company has an outstanding receivable of $80 and no outstanding payable. As of December 31, 2016, the Company did not have any outstanding receivable/payable with Voya Financial under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11 for each of the years ended December 31, 2017, 2016 and 2015. As part of the restructuring associated with the MTA, effective December 28, 2017 Voya Financial and Voya Holdings entered into an agreement with VIAC in order to provide a joint and several guarantee of its payment obligations as the issuer of the Note. Accordingly, on January 9, 2018, Kroll Bond Rating Agency assigned a rating of BBB+, outlook Stable to the Note.

C-75

Form No. SAI.75980-18	VRIAC Ed. May 2018

VARIABLE ANNUITY ACCOUNT C

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2017
-	Statements of Operations for the year ended December 31, 2017
-	Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2017 and 2016
-	Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2017, 2016 and 2015
-	Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Amendment No. 3 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167182), as filed on April 21, 2015.

(3.7)

Amendment No. 4 to the Intercompany Agreement effective May 1, 2015 between Directed Services LLC (DSL) and Voya Retirement Insurance and Annuity Company (VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.8)

Amendment No. 5 to the Intercompany Agreement effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC)  Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.9)

Termination Amendment effective April 30, 2017 to Intercompany Agreement dated January 1, 2010 between ING Life Insurance and Annuity Company (nka Voya Retirement Insurance and Annuity Company) and Directed Services LLC.

(3.10)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.11)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.12)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.13)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.14)

Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.15)

Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.2)

Variable Annuity Certificate GIRAC-02 to Contract G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 033-75980), as filed on April 16, 2003.

(4.3)	Variable Annuity Certificate (GTCC-HF) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.4)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.5)	Variable Annuity Contract (GIH-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.6)	Variable Annuity Contract (IMT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.7)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.
(4.8)	Variable Annuity Contract (GIP-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75980), as filed on August 19, 1997.
(4.9)	Endorsement (EGAAE-IO) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.10)

Endorsement (EGISA-IA) to Contracts GIH-CDA-HB and IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.11)

Endorsement (EVPE-IC) to Contracts GIH-CDA-HB and IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.12)

Endorsement (EGE2MF5-IB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.

(4.13)

Endorsement (EGAWGA-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.14)

Endorsement (EGAWGU-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.15)

Endorsement (ETCI-IB) to Contracts GIH-CDA-HB, GIP-CDA-HB and

IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.16)

Endorsement (EGP-MDRPM-96) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.17)	Endorsement (EGP-MDRHF-96) to Contract G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.18)	Endorsement (EGP-MDRHD-96) to Contract G-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.19)	Endorsement (EIP-MDRHD-96) to Contract I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.20)

Endorsement (EIP-MDRPM-96) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.21)

Endorsement (ESVB-HB) to Contracts IMT-CDA-HO and GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.22)	Endorsement (EUSR-HC) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.23)	Endorsement (EGAWI-HC) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.24)	Endorsement (ERPH-HB) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.25)	Endorsement (EIECVT-HI) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.26)

Endorsement (ESF-GPHIMT-HD) to Contracts IMT-CDA-HO and GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.27)	Endorsement (EEIMEDH-IB) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.28)	Endorsement (EEGEDP-IB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.29)	Endorsement (EPUMF-IC) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.30)	Endorsement (EGECVT-HI) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.31)	Endorsement (ERPH-HB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.32)	Endorsement (EEIMEDH-IB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.33)

Endorsement (EPAMAR-HD) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(4.34)	Endorsement (EFUND97) to Contract IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.35)

Endorsement (EG401-GIE-98) to Contracts G-CDA-HF, GIH-CDA-HB, G-CDA-HD and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-75974), as filed on April 15, 1999.

(4.36)

Endorsement (EEGTRRA-CORP(01)) to Contracts G-CDA-HF, GTCC-FF, I-CDA-HD, GIH-CDA-HB, IMT-CDA-HO, G-CDA-HD and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75974), as filed on April 11, 2002.

(4.37)

Endorsement (E-LOANA(01/01)) to Contracts G-CDA-HF, I-CDA-HD, IMT-CDA-HO, G-CDA-HD and Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.38)

Endorsements (ENMCHG (05/02)) and (ENMCHGI (05/02)) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.39)	Endorsement (EGTIRA-02) to Contract G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 033-75980), as filed on April 16, 2003.
(4.40)

Endorsement EVNMCHG (09/14) to Contract G-CDA-HF and Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 (File No. 033-75980), as filed on April 22, 2015.

(4.41)	Endorsement E-GMIRCORP-16 to Contracts G-CDA-HF, GIH-CDA-HB, G-CDA-HD and GIP-CDA-HB.
(4.42)	Endorsement E-GMIRMM-17 to Contracts G-CDA-HF and G-CDA-HD and Contract Certificate GTCC-HF.
(5.1)

Variable Annuity Contract Application 155634 (01/14) • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75980), as filed on April 13, 2017.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company  • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.2)

Rule 22c-2 Agreement dated no later than April 16, 2007 and effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President

Name	Principal Business Address	Positions and Offices with Depositor
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
Jesus L. Montano	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Information Security Officer
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Chad J. Tope	699 Walnut Street, suite 1350 Des Moines, IA 50309	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Secretary
Kristi L. Cooper	699 Walnut Street, suite 1350 Des Moines, IA 50309	Vice President, Compliance
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 69 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-01107), as filed with the Securities and Exchange Commission on April 4, 2018.

Item 27. Number of Contract Owners

As of February 28, 2018, there were 473,374 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33- 775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)      In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director

Name	Principal Business Address	Positions and Offices with Underwriter
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Risk Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
Jesus L. Montano	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Information Security Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Dawn M. Mazzola	One Orange Way Windsor, CT 06095-4774	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Elizabeth L. Schroeder	One Orange Way Windsor, CT 06095-4774	Vice President
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

Name	Principal Business Address	Positions and Offices with Underwriter
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C.Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$53,079,777.93

*   Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2017.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)       to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)      to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)       to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75980) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 11th day of April, 2018.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Francis G. O’Neill*	Senior Vice President and Chief Financial Officer	)
Francis G. O’Neill	(principal financial officer))
)
C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
Carolyn M. Johnson*	Director	)	April
Carolyn M. Johnson		)	11, 2018
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)
Chetlur S. Ragavan*	Director	)
Chetlur S. Ragavan		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)

By:	/s/J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C

Exhibit Index

Exhibit No.	Exhibit

24(b)(3.9)

Termination Amendment effective April 30, 2017 to Intercompany Agreement dated January 1, 2010 between ING Life Insurance and Annuity Company (nka Voya Retirement Insurance and Annuity Company) and Directed Services LLC

24(b)(4.41)	Endorsement E-GMIRCORP-16 to Contracts G-CDA-HF, GIH-CDA-HB, G-CDA-HD and GIP-CDA-HB

24(b)(4.42)	Endorsement E-GMIRMM-17 to Contracts G-CDA-HF and G-CDA-HD and Contract Certificate GTCC-HF

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney